File No. 33-43845
                                                                        811-3700



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

      Pre-Effective Amendment No.                                          [  ]


      Post-Effective Amendment No. 57                                      [X]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]


      Amendment No. 57                                                     [X]


                             (Check appropriate box or boxes.)

                        The Dreyfus/Laurel Tax-Free Municipal Funds
                     (Exact Name of Registrant as Specified in Charter)

            c/o The Dreyfus Corporation
            200 Park Avenue, New York, New York 10166
            (Address of Principal Executive Offices)     (Zip Code)

      Registrant's Telephone Number, including Area Code: (212) 922-6000

                                    Mark N. Jacobs, Esq.
                                      200 Park Avenue
                                  New York, New York 10166
                          (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

            immediately upon filing pursuant to paragraph (b)
      ---

       X    on November 1, 2003 pursuant to paragraph (b)
      ---

            60 days after filing pursuant to paragraph (a)(1)
      ---
            on     (date)      pursuant to paragraph (a)(1)
      ---
            75 days after filing pursuant to paragraph (a)(2)
      ---
            on     (date)      pursuant to paragraph (a)(2) of Rule 485
      ---

If appropriate, check the following box:

            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
      ---


     The following post-effective amendment to the Registrant's Registration Statement on Form N-1A relates to the following series of the Registrant:

              DREYFUS BASIC CALIFORNIA MUNICIPAL MONEY MARKET FUND
               DREYFUS BASIC NEW YORK MUNICIPAL MONEY MARKET FUND
             DREYFUS BASIC MASSACHUSETTS MUNICIPAL MONEY MARKET FUND



Dreyfus BASIC California
Municipal Money Market Fund

Seeks current income exempt from federal and California state income taxes by investing in short-term, high quality municipal obligations


PROSPECTUS November 1, 2003


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.






(PAGE)

What every investor should know about the fund

Information for managing your fund account

Where to learn more about this and other Dreyfus funds

                                          Contents

                                          THE FUND
                      --------------------------------

                                        1 Goal/Approach

                                        2 Main Risks

                                        3 Past Performance

                                        4 Expenses

                                        5 Management

                                        6 Financial Highlights

                                          YOUR INVESTMENT
                      ------------------------------------------

                                        7 Account Policies

                                       10 Distributions and Taxes

                                       11 Services for Fund Investors

                                       12 Instructions for Regular Accounts

                                          FOR MORE INFORMATION
                      -------------------------------------------------

                                          Back Cover

(PAGE)


Dreyfus BASIC California Municipal Money Market Fund
----------------------
Ticker Symbol: DCLXX

The Fund

GOAL/APPROACH

The fund seeks to provide a high level of current income exempt from federal and California state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. This objective can be changed without shareholder approval. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.


To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and California state personal income taxes. When the fund manager believes that acceptable California municipal obligations are unavailable for investment, the fund may invest temporarily in securities that provide income subject to California state personal income tax, but not federal income tax.

In addition, the fund occasionally may invest temporarily in high quality, taxable money market instruments when acceptable municipal obligations are not available for investment.



Although the fund's objective is to generate income exempt from federal and California state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax.


MORE INFORMATION ON THE FUND CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT (SEE BACK COVER).

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

*    maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*    invest only in high quality, dollar-denominated obligations


MUNICIPAL OBLIGATIONS: debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls


                                                                The Fund 1



(PAGE 1)

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop

*    interest rates could drop, thereby reducing the fund's yield

* California's economy and revenues underlying its municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

* any of the fund's holdings could have its credit rating downgraded or could default





The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.

Concepts to understand

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, although the degree of safety is somewhat less.

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating, or the unrated equivalent as determined by Dreyfus.

2


(PAGE 2)

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total returns AS OF 12/31 EACH YEAR (%)


2.37    2.44    3.38    3.09    3.17    2.87    2.60    3.18    2.20    1.00
93      94      95      96      97      98      99      00      01      02


BEST QUARTER:                    Q2 '95                  +0.88%


WORST QUARTER:                   Q3 '02                  +0.23%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/03 WAS 0.46%.


--------------------------------------------------------------------------------


Average annual total returns AS OF 12/31/02


1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------


1.00%                              2.37%                           2.63%


For the fund's current 7-day yield, please call toll-free:

1-800-645-6561.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

                                                                The Fund 3





(PAGE 3)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge
(load) or Rule 12b-1 distribution fees.
--------------------------------------------------------------------------------

Fee table

SHAREHOLDER TRANSACTION FEES*

Exchange fee                                                            $5.00

Account closeout fee**                                                  $5.00

Wire and Dreyfus TeleTransfer redemption fee                            $5.00

Checkwriting charge                                                     $2.00
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.45%


Other expenses                                                          0.00%
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%


* CHARGED UNLESS YOU HAVE BEEN A FUND SHAREHOLDER SINCE NOVEMBER 20, 1995, OR YOUR ACCOUNT BALANCE IS $50,000 OR MORE ON THE BUSINESS DAY IMMEDIATELY PRECEDING THE EFFECTIVE DATE OF THE TRANSACTION.
**   UNLESS BY EXCHANGE, WIRE OR DREYFUS TELETRANSFER FOR WHICH A CHARGE
     APPLIES.



--------------------------------------------------------------------------------


Expense example

1 Year                                      3 Years                               5 Years                           10 Years
------------------------------------------------------------------------------------------------------------------------------------


$46                                          $144                                  $252                               $567




This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund. Unlike the arrangements between most investment advisers and their funds, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent trustees and extraordinary expenses.

4


(PAGE 4)

MANAGEMENT


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $168 billion in approximately 200 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.45% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $3.2 trillion of assets under management, administration or custody, including approximately $625 billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

The fund, Dreyfus and Dreyfus Service Corporation (the fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

                                                                The Fund 5



(PAGE 5)

FINANCIAL HIGHLIGHTS

This table describes the fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.



                                                                                             YEAR ENDED JUNE 30,

                                                                               2003       2002       2001      2000       1999
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .008       .013      .030       .028       .026

 Distributions:          Dividends from investment income -- net               (.008)     (.013)    (.030)     (.028)     (.026)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                 .84       1.36      3.03       2.85       2.62
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of operating expenses to average net assets                                .45        .45       .45        .45        .45

 Ratio of interest expense to average net assets                                .00(1)       .01       .02        .01        .01

 Ratio of net investment income to average net assets                             .83       1.36      2.97       2.80       2.58
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                         75,393     81,494    88,500    119,486    109,392

(1)  AMOUNT REPRESENTS LESS THAN .01%.




6

(PAGE 6)

Your Investment

ACCOUNT POLICIES

Buying shares

YOU PAY NO SALES CHARGES to invest in this fund. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated twice a day, at 12:00 noon and 4:00 p.m. Eastern time, on days the New York Stock Exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity.

The fund's portfolio securities are valued based on amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

Because the fund seeks tax-exempt income, it is not recommended for purchase in IRAs or other qualified retirement plans.

Minimum investments

                               Initial                Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS               $25,000*               $1,000**

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

* THE MINIMUM INITIAL INVESTMENT IS $25,000 UNLESS THE INVESTOR HAS, IN THE OPINION OF DREYFUS INSTITUTIONAL SERVICES DIVISION, ADEQUATE INTENT AND AVAILABILITY OF ASSETS TO REACH A FUTURE LEVEL OF INVESTMENT OF $25,000.

**   $100 FOR INVESTORS WHO HAVE HELD FUND SHARES SINCE NOVEMBER 20, 1995.

Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.


When calculating its NAV, the fund's investments generally are valued by an independent pricing service approved by the fund's board. The pricing service's procedures are reviewed under the general supervision of the board.


                                                        Your Investment 7


(PAGE 7)

ACCOUNT POLICIES (CONTINUED)

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

BEFORE SELLING OR WRITING A CHECK against shares recently purchased by check or Dreyfus TeleTransfer, please note that:

* if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares


* the fund will not honor redemption checks, or process wire, telephone, online or Dreyfus TeleTransfer redemption requests, for up to eight business days following the purchase of those shares


Limitations on selling shares by phone
or online through Dreyfus.com

Proceeds                    Minimum                   Maximum
sent by                     phone/online              phone/online
--------------------------------------------------------------------------------

CHECK*                      NO MINIMUM                $250,000 PER DAY

WIRE                        $5,000                    $500,000 FOR JOINT
                                                      ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY

DREYFUS                     $1,000                    $500,000 FOR JOINT
TELETRANSFER                                          ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES**

Exchange fee                                                            $5.00

Account closeout fee***                                                 $5.00

Wire and Dreyfus TeleTransfer redemption fee                            $5.00

Checkwriting charge                                                     $2.00

* NOT AVAILABLE ONLINE ON ACCOUNTS WHOSE ADDRESS HAS BEEN CHANGED WITHIN THE LAST 30 DAYS.

** CHARGED UNLESS YOU HAVE BEEN A FUND SHAREHOLDER SINCE NOVEMBER 20, 1995, OR YOUR ACCOUNT BALANCE IS $50,000 OR MORE ON THE BUSINESS DAY IMMEDIATELY PRECEDING THE EFFECTIVE DATE OF THE TRANSACTION.

***  UNLESS BY EXCHANGE, WIRE OR DREYFUS TELETRANSFER FOR WHICH A CHARGE
     APPLIES.




Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*    requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

8

(PAGE 8)

General policies


UNLESS YOU DECLINE TELESERVICE PRIVILEGES on your application, the fund's transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund's transfer agent takes reasonable measures to confirm that instructions are genuine.


THE FUND RESERVES THE RIGHT TO:

*   refuse any purchase or exchange request

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*   change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so.

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).



Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $10,000,* the fund may ask you to increase your balance. If it is still below $10,000* after 45 days, the fund may close your account and send you the proceeds.

* BELOW $500 IF YOU HAVE BEEN A FUND SHAREHOLDER SINCE NOVEMBER 20, 1995.

                                                        Your Investment 9

(PAGE 9)


DISTRIBUTIONS AND TAXES


THE FUND EARNS DIVIDENDS, INTEREST and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions. The fund normally pays dividends once a month and capital gains distributions annually. Fund dividends and capital gains will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

THE FUND ANTICIPATES that virtually all dividends paid to you will be exempt from federal and California personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

FOR CALIFORNIA PERSONAL INCOME TAX PURPOSES, distributions derived from interest on municipal securities of California issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to California personal income tax.

THE TAX STATUS OF ANY DISTRIBUTION generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

IF YOU BUY SHARES WHEN A FUND HAS REALIZED but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax adviser before investing.


10


(PAGE 10)

SERVICES FOR FUND INVESTORS

Dreyfus Dividend Sweep

FOR AUTOMATICALLY REINVESTING the dividends and distributions from one Dreyfus fund into another, use Dreyfus Dividend Sweep. You can set up this service with your application or by calling 1-800-645-6561.

Checkwriting privilege

YOU MAY WRITE REDEMPTION CHECKS against your account in amounts of $1,000 or more. There is a $2.00 charge for each check written.* A fee also will be charged by the transfer agent if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange privilege


YOU CAN EXCHANGE SHARES WORTH $1,000 OR MORE from one Dreyfus fund into another. You are allowed only four exchanges out of the fund in a calendar year. You can request your exchange in writing, by phone or online. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is a $5.00 exchange fee,* and you may be charged a sales load when exchanging into any fund that has one.


Dreyfus TeleTransfer privilege


TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application. There is a $5.00 fee for Dreyfus TeleTransfer redemptions.*

Dreyfus Express((reg.tm))
voice-activated account access

YOU CAN EASILY MANAGE YOUR DREYFUS ACCOUNTS, check your account balances, purchase fund shares, transfer money between your Dreyfus funds, get price and yield information and much more -- when it's convenient for you -- by calling 1-800-645-6561. Certain requests may require the services of a representative.


Dreyfus Financial Centers

THROUGH A NATIONWIDE NETWORK of Dreyfus Financial Centers, Dreyfus offers a full array of investment products and services. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

EXPERIENCED FINANCIAL CONSULTANTS can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.

* UNLESS YOU HAVE BEEN A FUND SHAREHOLDER SINCE NOVEMBER 20, 1995, OR YOUR ACCOUNT BALANCE IS $50,000 OR MORE ON THE BUSINESS DAY IMMEDIATELY PRECEDING THE EFFECTIVE DATE OF THE TRANSACTION.

                                                        Your Investment  11



(PAGE 11)

INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.


   Mail your application and a check to:
   The Dreyfus Family of Funds
   P.O. Box 55299, Boston, MA 02205-8553



TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
The Dreyfus Family of Funds
P.O. Box 105, Newark, NJ 07101-0105


           By Telephone


   WIRE  Call us to request an account
application and an account number. Have your bank send your investment to Mellon Trust of New England, N.A., with these instructions:


   * ABA# 011001234

   * DDA# 043508

   * the fund name


   * your account number


   * name(s) of investor(s)




   Return your application with the account number on the application.


WIRE Have your bank send your investment to Mellon Trust of New England, N.A., with these instructions:


* ABA# 011001234

* DDA# 043508

* the fund name

* your account number

* name(s) of investor(s)


ELECTRONIC CHECK Same as wire, but insert "454" before your 14-digit account number.


DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Call us to request your transaction.

TO SELL SHARES

Write a redemption check OR write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").


Mail your request to:
The Dreyfus Family of Funds
P.O. Box 55263, Boston, MA  02205-8501


WIRE Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

CHECK Call us to request your transaction. A check will be sent to the address of record.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $5,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

To reach Dreyfus, call toll free in the U.S.

1-800-645-6561

Outside the U.S. 516-794-5452

Make checks payable to:

THE DREYFUS FAMILY OF FUNDS

You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

12

(PAGE 12)

INSTRUCTIONS FOR REGULAR ACCOUNTS (continued)

   TO OPEN AN ACCOUNT


            Online (www.dreyfus.com)



TO ADD TO AN ACCOUNT


DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Visit the Dreyfus Web site to request your transaction.


TO SELL SHARES


WIRE Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Visit the Dreyfus Web site to request your transaction. A check will be sent to the address of record.


                                                        Your Investment 13





(PAGE 13)

For More Information

Dreyfus BASIC California Municipal Money Market Fund

A series of The Dreyfus/Laurel Tax-Free Municipal Funds
--------------------------------------
SEC file number:  811-3700

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance and lists portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:

   SEC http://www.sec.gov

   DREYFUS http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2003 Dreyfus Service Corporation                                   307P1103


Dreyfus BASIC Massachusetts
Municipal Money Market Fund

Seeks current income exempt from federal and Massachusetts income taxes by investing in short-term, high quality municipal obligations


PROSPECTUS November 1, 2003


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.






(PAGE)

What every investor should know about the fund

Information for managing your fund account

Where to learn more about this and other Dreyfus funds

                                          Contents

                                          THE FUND
                      --------------------------------

                                        1 Goal/Approach

                                        2 Main Risks

                                        3 Past Performance

                                        4 Expenses

                                        5 Management

                                        6 Financial Highlights

                                          YOUR INVESTMENT
                      ------------------------------------------

                                        7 Account Policies

                                       10 Distributions and Taxes

                                       11 Services for Fund Investors

                                       12 Instructions for Regular Accounts

                                          FOR MORE INFORMATION
                      -------------------------------------------------

                                          Back Cover

(PAGE)


Dreyfus BASIC Massachusetts Municipal Money Market Fund
----------------------
Ticker Symbol: DMRXX

The Fund

GOAL/APPROACH

The fund seeks to provide a high level of current income exempt from federal and Massachusetts state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. This objective can be changed without shareholder approval. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.


To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Massachusetts personal income taxes. When the fund manager believes that acceptable Massachusetts municipal obligations are unavailable for investment, the fund may invest temporarily in securities that provide income subject to Massachusetts state personal income tax, but not federal income tax.

In addition, the fund occasionally may invest temporarily in high quality, taxable money market instruments when acceptable municipal obligations are not available for investment.

Although the fund's objective is to generate income exempt from federal and Massachusetts state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax.


MORE INFORMATION ON THE FUND CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT (SEE BACK COVER).

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

*    maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*    invest only in high quality, dollar-denominated obligations


MUNICIPAL OBLIGATIONS: debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls


                                                                The Fund 1



(PAGE 1)

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop

*    interest rates could drop, thereby reducing the fund's yield

* Massachusetts's economy and revenues underlying its municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

* any of the fund's holdings could have its credit rating downgraded or could default





The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.

Concepts to understand

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, although the degree of safety is somewhat less.

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating, or the unrated equivalent as determined by Dreyfus.

2

(PAGE 2)

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total returns AS OF 12/31 EACH YEAR (%)


        2.47    3.56    3.13    3.20    2.99    2.76    3.62    2.30    1.03
93      94      95      96      97      98      99      00      01      02


BEST QUARTER:                    Q2 '00                  +0.95%


WORST QUARTER:                   Q1 '02                  +0.24%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/03 WAS 0.47%.

--------------------------------------------------------------------------------


Average annual total returns AS OF 12/31/02


                                                                  Since
                                                                 inception
1 Year                            5 Years                        (2/1/93)
--------------------------------------------------------------------------------


1.03%                              2.54%                           2.70%


For the fund's current 7-day yield, please call toll-free:

1-800-645-6561.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

                                                                The Fund 3




(PAGE 3)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge
(load) or Rule 12b-1 distribution fees.
--------------------------------------------------------------------------------

Fee table

SHAREHOLDER TRANSACTION FEES*

Exchange fee                                                            $5.00

Account closeout fee**                                                  $5.00

Wire and Dreyfus TeleTransfer redemption fee                            $5.00

Checkwriting charge                                                     $2.00
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.45%


Other expenses                                                          0.00%
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%


* CHARGED UNLESS YOU HAVE BEEN A FUND SHAREHOLDER SINCE MAY 8, 1996 OR YOUR ACCOUNT BALANCE IS $50,000 OR MORE ON THE BUSINESS DAY IMMEDIATELY PRECEDING THE EFFECTIVE DATE OF THE TRANSACTION.

**   UNLESS BY EXCHANGE, WIRE OR DREYFUS TELETRANSFER FOR WHICH A CHARGE APPLIES



--------------------------------------------------------------------------------


Expense example

1 Year                                      3 Years                               5 Years                             10 Years
------------------------------------------------------------------------------------------------------------------------------------

$46                                          $144                                  $252                                 $567


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund. Unlike the arrangements between most investment advisers and their funds, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent trustees and extraordinary expenses.

4


(PAGE 4)

MANAGEMENT


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $168 billion in approximately 200 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.45% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $3.2 trillion of assets under management, administration or custody, including approximately $625 billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

The fund, Dreyfus and Dreyfus Service Corporation (the fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

                                                                The Fund 5



(PAGE 5)

FINANCIAL HIGHLIGHTS

This table describes the fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.



                                                                                           YEAR ENDED JUNE 30,


                                                                               2003       2002       2001      2000       1999
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .009       .014      .032       .032       .027

 Distributions:          Dividends from investment income -- net               (.009)     (.014)    (.032)     (.032)     (.027)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                 .87       1.41      3.29       3.21       2.76
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of operating expenses to average net assets                                .45        .45       .45        .45        .45

 Ratio of interest expense to average net assets                                .00(1)    .00(1)       .01        .01         --

 Ratio of net investment income to average net assets                             .87       1.38      3.22       3.18       2.71
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                        162,730    168,601   138,047    123,027    122,751



(1)  AMOUNT REPRESENTS LESS THAN .01%.


6


(PAGE 6)

Your Investment

ACCOUNT POLICIES

Buying shares

You pay no sales charges to invest in this fund. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated twice a day, at 12:00 noon and 4:00 p.m. Eastern time, on days the New York Stock Exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity.

The fund's portfolio securities are valued based on amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

Because the fund seeks tax-exempt income, it is not recommended for purchase in IRAs or other qualified retirement plans.


Minimum investments

                               Initial                Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS               $25,000*               $1,000**

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

* THE MINIMUM INITIAL INVESTMENT IS $25,000 UNLESS THE INVESTOR HAS, IN THE OPINION OF DREYFUS INSTITUTIONAL SERVICES DIVISION, ADEQUATE INTENT AND AVAILABILITY OF ASSETS TO REACH A FUTURE LEVEL OF INVESTMENT OF $25,000.

**   $100 FOR INVESTORS WHO HAVE HELD FUND SHARES SINCE MAY 8, 1996.


Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.


When calculating its NAV, the fund's investments generally are valued by an independent pricing service approved by the fund's board. The pricing service's procedures are reviewed under the general supervision of the board.


                                                        Your Investment 7


(PAGE 7)

ACCOUNT POLICIES (CONTINUED)

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

Before selling or writing a check against shares recently purchased by check or Dreyfus TeleTransfer, please note that:

* if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares


* the fund will not honor redemption checks, or process wire, telephone, online or Dreyfus TeleTransfer redemption requests, for up to eight business days following the purchase of those shares


Limitations on selling shares by phone
or online through Dreyfus.com

Proceeds                    Minimum                   Maximum
sent by                     phone/online              phone/online
--------------------------------------------------------------------------------

CHECK*                      NO MINIMUM                $250,000 PER DAY

WIRE                        $5,000                    $500,000 FOR JOINT
                                                      ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY

DREYFUS                     $1,000                    $500,000 FOR JOINT
TELETRANSFER                                          ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES**

Exchange fee                                                            $5.00

Account closeout fee***                                                 $5.00

Wire and Dreyfus TeleTransfer redemption fee                            $5.00

Checkwriting charge                                                     $2.00

* NOT AVAILABLE ONLINE ON ACCOUNTS WHOSE ADDRESS HAS BEEN CHANGED WITHIN THE LAST 30 DAYS.

** CHARGED UNLESS YOU HAVE BEEN A FUND SHAREHOLDER SINCE MAY 8, 1996 OR YOUR ACCOUNT BALANCE IS $50,000 OR MORE ON THE BUSINESS DAY IMMEDIATELY PRECEDING THE EFFECTIVE DATE OF THE TRANSACTION.

***  UNLESS BY EXCHANGE, WIRE OR DREYFUS TELETRANSFER FOR WHICH A CHARGE
     APPLIES.




Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*    requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

8


(PAGE 8)

General policies


Unless you decline teleservice privileges on your application, the fund's transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund's transfer agent takes reasonable measures to confirm that instructions are genuine.


The fund reserves the right to:

*    refuse any purchase or exchange request

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*    change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so.

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).



Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $10,000,* the fund may ask you to increase your balance. If it is still below $10,000* after 45 days, the fund may close your account and send you the proceeds.

* BELOW $500 IF YOU HAVE BEEN A FUND SHAREHOLDER SINCE MAY 8, 1996.

                                                        Your Investment 9

(PAGE 9)


DISTRIBUTIONS AND TAXES


The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions. The fund normally pays dividends once a month and capital gains distributions annually. Fund dividends and capital gains will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

The fund anticipates that virtually all dividends paid to you will be exempt from federal and Massachusetts personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

For Massachusetts personal income tax purposes, distributions derived from interest on municipal securities of Massachusetts issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to Massachusetts personal income tax.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax adviser before investing.


10


(PAGE 10)

SERVICES FOR FUND INVESTORS

Dreyfus Dividend Sweep

For automatically reinvesting the dividends and distributions from one Dreyfus fund into another, use Dreyfus Dividend Sweep. You can set up this service with your application or by calling 1-800-645-6561.

Checkwriting privilege

You may write redemption checks against your account in amounts of $1,000 or more. There is a $2.00 charge for each check written.* A fee also will be charged by the transfer agent if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange privilege


You can exchange shares worth $1,000 or more from one Dreyfus fund into another. You are allowed only four exchanges out of the fund in a calendar year. You can request your exchange in writing, by phone or online. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is a $5.00 exchange fee,* and you may be charged a sales load when exchanging into any fund that has one.


Dreyfus TeleTransfer privilege


To move money between your bank account and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application. There is a $5.00 fee for Dreyfus TeleTransfer redemptions.*

Dreyfus Express((reg.tm))
voice-activated account access

You can easily manage your Dreyfus accounts, check your account balances, purchase fund shares, transfer money between your Dreyfus funds, get price and yield information and much more -- when it's convenient for you -- by calling 1-800-645-6561. Certain requests may require the services of a representative.



Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment products and services. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.

* UNLESS YOU HAVE BEEN A FUND SHAREHOLDER SINCE MAY 8, 1996 OR YOUR ACCOUNT BALANCE IS $50,000 OR MORE ON THE BUSINESS DAY IMMEDIATELY PRECEDING THE EFFECTIVE DATE OF THE TRANSACTION.

                                                        Your Investment 11



(PAGE 11)

INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.


   Mail your application and a check to:
   The Dreyfus Family of Funds
   P.O. Box 55299, Boston, MA 02205-8553



TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
The Dreyfus Family of Funds P.O. Box 105,
Newark, NJ 07101-0105


           By Telephone


   WIRE  Call us to request an account
application and an account number. Have your bank send your investment to Mellon Trust of New England, N.A., with these instructions:


   * ABA# 011001234

   * DDA# 043508

   * the fund name


   * your account number


   * name(s) of investor(s)


   Return your application with the account number on the application.

WIRE Have your bank send your investment to Mellon Trust of New England, N.A, with these instructions:


* ABA# 011001234

* DDA# 043508

* the fund name

* your account number

* name(s) of investor(s)


ELECTRONIC CHECK Same as wire, but insert "475" before your 14-digit account number.


DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Call us to request your transaction.

TO SELL SHARES

Write a redemption check OR write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").


Mail your request to:
The Dreyfus Family of Funds
P.O. Box 55263, Boston, MA 02205-8501


WIRE Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

CHECK Call us to request your transaction. A check will be sent to the address of record.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $5,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

To reach Dreyfus, call toll free in the U.S.

1-800-645-6561

Outside the U.S. 516-794-5452

Make checks payable to:

THE DREYFUS FAMILY OF FUNDS

You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

12



(PAGE 12)

INSTRUCTIONS FOR REGULAR ACCOUNTS (continued)

   TO OPEN AN ACCOUNT


            Online (www.dreyfus.com)



TO ADD TO AN ACCOUNT


DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Visit the Dreyfus Web site to request your transaction.


TO SELL SHARES


WIRE Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Visit the Dreyfus Web site to request your transaction. A check will be sent to the address of record.


                                                        Your Investment 13





(PAGE 13)

For More Information

Dreyfus BASIC Massachusetts Municipal Money Market Fund

A series of The Dreyfus/Laurel Tax-Free Municipal Funds
--------------------------------------
SEC file number:  811-3700

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance and lists portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:

   SEC http://www.sec.gov

   DREYFUS http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2003 Dreyfus Service Corporation                                   715P1103



Dreyfus BASIC New York
Municipal Money Market Fund

Seeks current income exempt from federal, New York state and New York city income taxes by investing in short-term, high quality municipal obligations


PROSPECTUS November 1, 2003


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.






(PAGE)

What every investor should know about the fund

Information for managing your fund account

Where to learn more about this and other Dreyfus funds

                                          Contents

                                          THE FUND
                      --------------------------------

                                        1 Goal/Approach

                                        2 Main Risks

                                        3 Past Performance

                                        4 Expenses

                                        5 Management

                                        6 Financial Highlights

                                          YOUR INVESTMENT
                      ------------------------------------------

                                        7 Account Policies

                                       10 Distributions and Taxes

                                       11 Services for Fund Investors

                                       12 Instructions for Regular Accounts

                                          FOR MORE INFORMATION
                      -------------------------------------------------

                                          Back Cover

(PAGE)


Dreyfus BASIC New York Municipal Money Market Fund
---------------------

Ticker Symbol: DNIXX


The Fund

GOAL/APPROACH

The fund seeks to provide a high level of current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. This objective can be changed without shareholder approval. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.


To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes. When the fund manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest temporarily in securities that provide income subject to New York state and New York city personal income taxes, but not federal income tax.

In addition, the fund occasionally may invest temporarily in high quality, taxable money market instruments when acceptable municipal obligations are not available for investment.






Although the fund's objective is to generate income exempt from federal, New York state and New York city income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax.


MORE INFORMATION ON THE FUND CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT (SEE BACK COVER).

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

*    maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*    invest only in high quality, dollar-denominated obligations


MUNICIPAL OBLIGATIONS: debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls


                                                                The Fund 1



(PAGE 1)

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop

*    interest rates could drop, thereby reducing the fund's yield

* the economies of New York state or New York city or the revenues underlying their municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

* any of the fund's holdings could have its credit rating downgraded or could default





The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.

Concepts to understand

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, although the degree of safety is somewhat less.

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating, or the unrated equivalent as determined by Dreyfus.

2


(PAGE 2)

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total returns AS OF 12/31 EACH YEAR (%)


2.12    2.19     3.42     3.08    3.17    2.94    2.75    3.59    2.24    1.03
93      94       95       96      97      98      99      00      01      02

BEST QUARTER:                    Q2 '00                  +0.94%

WORST QUARTER:                   Q3 '02                  +0.24%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/03 WAS 0.47%.


--------------------------------------------------------------------------------

Average annual total returns AS OF 12/31/02


1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------

1.03%                              2.50%                           2.65%


For the fund's current 7-day yield, please call toll-free:

1-800-645-6561.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

                                                                The Fund 3





(PAGE 3)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge
(load) or Rule 12b-1 distribution fees.
--------------------------------------------------------------------------------

Fee table

SHAREHOLDER TRANSACTION FEES*

Exchange fee                                                            $5.00

Account closeout fee**                                                  $5.00

Wire and Dreyfus TeleTransfer redemption fee                            $5.00

Checkwriting charge                                                     $2.00
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.45%

Other expenses                                                          0.00%
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%

* CHARGED UNLESS YOU HAVE BEEN A FUND SHAREHOLDER SINCE DECEMBER 8, 1995 OR YOUR ACCOUNT BALANCE IS $50,000 OR MORE ON THE BUSINESS DAY IMMEDIATELY PRECEDING THE EFFECTIVE DATE OF THE TRANSACTION.

**   UNLESS BY EXCHANGE, WIRE OR DREYFUS TELETRANSFER FOR WHICH A CHARGE APPLIES

--------------------------------------------------------------------------------


Expense example

1 Year                                      3 Years                               5 Years                             10 Years
------------------------------------------------------------------------------------------------------------------------------------
$46                                          $144                                  $252                                 $567


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund. Unlike the arrangements between most investment advisers and their funds, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent trustees and extraordinary expenses.

4





(PAGE 4)

MANAGEMENT


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $168 billion in approximately 200 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.45% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $3.2 trillion of assets under management, administration or custody, including approximately $625 billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

The fund, Dreyfus and Dreyfus Service Corporation (the fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

                                                                The Fund 5



(PAGE 5)

FINANCIAL HIGHLIGHTS

This table describes the fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.



                                                                                             YEAR ENDED JUNE 30,

                                                                               2003       2002       2001      2000       1999
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .009       .014      .032       .032       .027

 Distributions:          Dividends from investment income -- net               (.009)     (.014)    (.032)     (.032)     (.027)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                 .86       1.36      3.26       3.20       2.69
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of operating expenses to average net assets                                .45        .45       .45        .45        .45

 Ratio of interest expense to average net assets                                .00(1)    .00(1)       .01         --         --

 Ratio of net investment income to average net assets                             .86       1.36      3.21       3.17       2.65
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                        340,089    343,032   364,267    358,095    314,095


(1)  AMOUNT REPRESENTS LESS THAN .01%.





6



(PAGE 6)

Your Investment

ACCOUNT POLICIES

Buying shares

YOU PAY NO SALES CHARGES to invest in this fund. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated twice a day, at 12:00 noon and 4:00 p.m. Eastern time, on days the New York Stock Exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity.

The fund's portfolio securities are valued based on amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

Because the fund seeks tax-exempt income, it is not recommended for purchase in IRAs or other qualified retirement plans.


Minimum investments

                               Initial                Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS               $25,000*               $1,000**

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

* THE MINIMUM INITIAL INVESTMENT IS $25,000 UNLESS THE INVESTOR HAS, IN THE OPINION OF DREYFUS INSTITUTIONAL SERVICES DIVISION, ADEQUATE INTENT AND AVAILABILITY OF ASSETS TO REACH A FUTURE LEVEL OF INVESTMENT OF $25,000.

**   $100 FOR INVESTORS WHO HAVE HELD FUND SHARES SINCE DECEMBER 8, 1995.

Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.


When calculating its NAV, the fund's investments generally are valued by an independent pricing service approved by the fund's board. The pricing service's procedures are reviewed under the general supervision of the board.


                                                        Your Investment 7




(PAGE 7)

ACCOUNT POLICIES (CONTINUED)

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

BEFORE SELLING OR WRITING A CHECK against shares recently purchased by check or Dreyfus TeleTransfer, please note that:

* if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares


* the fund will not honor redemption checks, or process wire, telephone, online or Dreyfus TeleTransfer redemption requests, for up to eight business days following the purchase of those shares


Limitations on selling shares by phone or online through Dreyfus.com

Proceeds                    Minimum                   Maximum
sent by                     phone/online              phone/online
--------------------------------------------------------------------------------

CHECK*                      NO MINIMUM                $250,000 PER DAY

WIRE                        $5,000                    $500,000 FOR JOINT
                                                      ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY

DREYFUS                     $1,000                    $500,000 FOR JOINT
TELETRANSFER                                          ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES**

Exchange fee                                                            $5.00

Account closeout fee***                                                 $5.00

Wire and Dreyfus TeleTransfer redemption fee                            $5.00

Checkwriting charge                                                     $2.00

* NOT AVAILABLE ONLINE ON ACCOUNTS WHOSE ADDRESS HAS BEEN CHANGED WITHIN THE LAST 30 DAYS.

** CHARGED UNLESS YOU HAVE BEEN A FUND SHAREHOLDER SINCE DECEMBER 8, 1995 OR YOUR ACCOUNT BALANCE IS $50,000 OR MORE ON THE BUSINESS DAY IMMEDIATELY PRECEDING THE EFFECTIVE DATE OF THE TRANSACTION.

***  UNLESS BY EXCHANGE, WIRE OR DREYFUS TELETRANSFER FOR WHICH A CHARGE
     APPLIES.




Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*    requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

8



(PAGE 8)

General policies


UNLESS YOU DECLINE TELESERVICE PRIVILEGES on your application, the fund's transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund's transfer agent takes reasonable measures to confirm that instructions are genuine.


THE FUND RESERVES THE RIGHT TO:

*    refuse any purchase or exchange request

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*    change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so.

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $10,000,* the fund may ask you to increase your balance. If it is still below $10,000* after 45 days, the fund may close your account and send you the proceeds.

* BELOW $500 IF YOU HAVE BEEN A FUND SHAREHOLDER SINCE DECEMBER 8, 1995.

                                                        Your Investment 9

(PAGE 9)


DISTRIBUTIONS AND TAXES


THE FUND EARNS DIVIDENDS, INTEREST and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions. The fund normally pays dividends once a month and capital gains distributions annually. Fund dividends and capital gains will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

THE FUND ANTICIPATES that virtually all dividends paid to you will be exempt from federal, New York state and New York city personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

FOR NEW YORK STATE AND NEW YORK CITY PERSONAL INCOME TAX PURPOSES, distributions derived from interest on municipal securities of New York issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to New York state and New York city personal income taxes.

THE TAX STATUS OF ANY DISTRIBUTION generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

IF YOU BUY SHARES WHEN A FUND HAS REALIZED but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax adviser before investing.


10



(PAGE 10)

SERVICES FOR FUND INVESTORS

Dreyfus Dividend Sweep

FOR AUTOMATICALLY REINVESTING the dividends and distributions from one Dreyfus fund into another, use Dreyfus Dividend Sweep. You can set up this service with your application or by calling 1-800-645-6561.

Checkwriting privilege

YOU MAY WRITE REDEMPTION CHECKS against your account in amounts of $1,000 or more. There is a $2.00 charge for each check written.* A fee also will be charged by the transfer agent if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange privilege


YOU CAN EXCHANGE SHARES WORTH $1,000 OR MORE from one Dreyfus fund into another. You are allowed only four exchanges out of the fund in a calendar year. You can request your exchange in writing, by phone or online. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is a $5.00 exchange fee,* and you may be charged a sales load when exchanging into any fund that has one.


Dreyfus TeleTransfer privilege


TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application. There is a $5.00 fee for Dreyfus TeleTransfer redemptions.*

Dreyfus Express((reg.tm))
voice-activated account access

YOU CAN EASILY MANAGE YOUR DREYFUS ACCOUNTS, check your account balances, purchase fund shares, transfer money between your Dreyfus funds, get price and yield information and much more -- when it's convenient for you -- by calling 1-800-645-6561. Certain requests may require the services of a representative.



Dreyfus Financial Centers

THROUGH A NATIONWIDE NETWORK of Dreyfus Financial Centers, Dreyfus offers a full array of investment products and services. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

EXPERIENCED FINANCIAL CONSULTANTS can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.

* UNLESS YOU HAVE BEEN A FUND SHAREHOLDER SINCE DECEMBER 8, 1995 OR YOUR ACCOUNT BALANCE IS $50,000 OR MORE ON THE BUSINESS DAY IMMEDIATELY PRECEDING THE EFFECTIVE DATE OF THE TRANSACTION.

                                                        Your Investment 11



(PAGE 11)

INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.


   Mail your application and a check to:
   The Dreyfus Family of Funds
   P.O. Box 55299, Boston, MA 02205-8553



TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
The Dreyfus Family of Funds
P.O. Box 105, Newark, NJ 07101-0105


           By Telephone


   WIRE  Call us to request an account
application and an account number. Have your bank send your investment to Mellon Trust of New England, N.A., with these instructions:


   * ABA# 011001234

   * DDA# 043508

   * the fund name


   * your account number


   * name(s) of investor(s)


   Return your application with the account number on the application.


WIRE Have your bank send your investment to Mellon Trust of New England, N.A., with these instructions:


* ABA# 011001234

* DDA# 043508

* the fund name

* your account number

* name(s) of investor(s)


ELECTRONIC CHECK Same as wire, but insert "478" before your 14-digit account number.


DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Call us to request your transaction.

TO SELL SHARES

Write a redemption check OR write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").


Mail your request to:
The Dreyfus Family of Funds
P.O. Box 55263, Boston, MA 02205-8501


WIRE Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

CHECK Call us to request your transaction. A check will be sent to the address of record.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $5,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

To reach Dreyfus, call toll free in the U.S.

1-800-645-6561

Outside the U.S. 516-794-5452

Make checks payable to:

THE DREYFUS FAMILY OF FUNDS

You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

12



(PAGE 12)

INSTRUCTIONS FOR REGULAR ACCOUNTS (continued)

   TO OPEN AN ACCOUNT


            Online (www.dreyfus.com)



TO ADD TO AN ACCOUNT


DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Visit the Dreyfus Web site to request your transaction.


TO SELL SHARES


WIRE Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Visit the Dreyfus Web site to request your transaction. A check will be sent to the address of record.


                                                        Your Investment 13






(PAGE 13)

For More Information

Dreyfus BASIC New York Municipal Money Market Fund

A series of The Dreyfus/Laurel Tax-Free Municipal Funds
--------------------------------------
SEC file number:  811-3700

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance and lists portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:

   SEC http://www.sec.gov

   DREYFUS http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2003 Dreyfus Service Corporation                                    316P1103




------------------------------------------------------------------------------

              DREYFUS BASIC CALIFORNIA MUNICIPAL MONEY MARKET FUND
                                     PART B
                      (STATEMENT OF ADDITIONAL INFORMATION)

                                NOVEMBER 1, 2003

------------------------------------------------------------------------------


      This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of the Dreyfus BASIC California Municipal Money Market Fund (the "Fund"), dated November 1, 2003, as it may be revised from time to time. The Fund is a separate, non-diversified portfolio of The Dreyfus/Laurel Tax-Free Municipal Funds (the "Trust"), an open-end management investment company, known as a mutual fund, that is registered with the Securities and Exchange Commission ("SEC"). To obtain a copy of the Fund's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, visit the Dreyfus.com website, or call one of the following numbers:


            Call Toll Free 1-800-645-6561
            In New York City -- Call 1-718-895-1206
            Outside the U.S. -- Call 516-794-5452


      The financial statements of the Fund for the fiscal year ended June 30, 2003, including notes to the financial statements and supplementary information and the Independent Auditors' Report, are included in the Annual Report to shareholders. A copy of the Annual Report accompanies this Statement of Additional Information. The financial statements included in the Annual Report, and the Independent Auditors' Report thereon contained therein, and related notes, are incorporated herein by reference.


                               TABLE OF CONTENTS
                                                                          PAGE

Description of the Fund/Trust..............................................B-2
Management of the Fund/Trust...............................................B-14
Management Arrangements....................................................B-19
Purchase of Shares.........................................................B-22
Redemption of Shares.......................................................B-24
Shareholder Services.......................................................B-29
Determination of Net Asset Value...........................................B-31
Performance Information....................................................B-32
Dividends, Other Distributions and Taxes...................................B-33
Portfolio Transactions.....................................................B-36
Information About the Fund/Trust...........................................B-38
Counsel and Independent Auditors...........................................B-39
Appendix A.................................................................B-40
Appendix B.................................................................B-68



                        DESCRIPTION OF THE FUND/TRUST

      The Trust is an open-end management investment company organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated March 28, 1983, amended and restated December 9, 1992, and subsequently further amended. On November 20, 1995, the Fund's "Investor" and "Class R" share class designations were eliminated, the Fund became a single share class fund, and the Fund's name was changed from "Dreyfus/Laurel California Tax-Free Money Fund" to "Dreyfus BASIC California Municipal Money Market Fund".


      As a municipal money market fund, the Fund invests in debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, and certain other specified securities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal income tax ("Municipal Obligations").

      The Dreyfus Corporation ("Dreyfus") serves as the Fund's investment adviser.


      Dreyfus Service Corporation (the "Distributor") is the distributor of the Fund's shares.


      GENERAL INVESTMENT OBJECTIVE AND POLICIES. The Fund seeks to provide a high level of current income exempt from Federal income taxes and State of California personal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. As a fundamental policy, the Fund normally invests at least 80% of the value of its total assets in the Municipal Obligations of the State of California, its political subdivisions, authorities and corporations, and certain other specified securities, that provide income exempt from Federal and State of California personal income taxes (collectively, "California Municipal Obligations").


      Under normal market conditions, the Fund attempts to invest 100%, and will invest a minimum of 80%, of its total assets in California Municipal Obligations. When, in the opinion of Dreyfus, adverse market conditions exist for California Municipal Obligations, and a "defensive" investment posture is warranted, the Fund may temporarily invest more than 20% of its total assets in money market instruments having maturity and quality characteristics comparable to those for California Municipal Obligations, but which produce income exempt from Federal but not State of California personal income taxes for resident shareholders of California, or more than 20% of its total assets in taxable obligations (including obligations the interest on which is included in the calculation of alternative minimum tax for individuals). Periods when a defensive posture is warranted include those periods when the Fund's monies available for investment exceed the California Municipal Obligations available for purchase to meet the Fund's rating, maturity and other investment criteria.

      The Fund pursues its objective by investing in a varied portfolio of high quality, short-term California Municipal Obligations.

      The California Municipal Obligations purchased by the Fund may include:
(1) municipal bonds; (2) municipal notes; (3) municipal commercial paper; and
(4) municipal lease obligations. The Fund will limit its portfolio investments to securities that, at the time of acquisition, (i) are rated in the two highest short-term rating categories by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if only one NRSRO has rated the security), (ii) if not rated, are obligations of an issuer whose other outstanding short-term debt obligations are so rated, or (iii) if not rated, are of comparable quality, as determined by Dreyfus under procedures established by the Trust's Board of Trustees (the "Board" or "Trustees" or "Board of Trustees"). The Fund will limit its investments to securities that present minimal credit risk, as determined by Dreyfus under procedures established by the Board of Trustees.

      Because many issuers of California Municipal Obligations may choose not to have their obligations rated, it is possible that a large portion of the Fund's portfolio may consist of unrated obligations. Unrated obligations are not necessarily of lower quality than rated obligations, but to the extent the Fund invests in unrated obligations, the Fund will be more reliant on Dreyfus' judgment, analysis and experience than would be the case if the Fund invested only in rated obligations. The Fund invests only in securities that have remaining maturities of thirteen months or less at the date of purchase. Floating rate or variable rate obligations (described below) which are payable on demand under conditions established by the SEC may have a stated maturity in excess of thirteen months; these securities will be deemed to have remaining maturities of thirteen months or less. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less. The Fund seeks to maintain a constant net asset value ("NAV") of $1.00 per share, although there is no assurance it can do so on a continuing basis, using the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), which Rule includes various maturity, quality and diversification requirements. The maturity of certain securities and other instruments, including loans of portfolio securities, repurchase agreements and investments in other money market funds, will be determined in accordance with the provisions of Rule 2a-7.

      The Fund is classified as a "non-diversified" investment company, as defined under the 1940 Act. However, the Fund intends to conduct its operations so that it will qualify under the Internal Revenue Code of 1986, as amended (the "Code"), as a "regulated investment company." To continue to qualify, among other requirements, the Fund will be required to limit its investments so that, at the close of each quarter of the taxable year, with respect to at least 50% of its total assets, not more than 5% of such assets will be invested in the securities of a single issuer. In addition, not more than 25% of the value of the Fund's total assets may be invested in the securities of a single issuer at the close of each quarter of the taxable year. The provisions of the Code place limits on the extent to which the Fund's portfolio may be non-diversified. The Fund may invest more than 5% of its total assets in the securities of one issuer only if the securities are in the highest short-term rating category or are determined to be of comparable quality by Dreyfus.

      The ability of the Fund to meet its investment objective is subject to the ability of municipal issuers to meet their payment obligations. In addition, the Fund's portfolio will be affected by general changes in interest rates which may result in increases or decreases in the value of Fund holdings. Investors should recognize that, in periods of declining interest rates, the Fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the influx of new money to the Fund will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing the Fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.

      The Fund may invest without limit in California Municipal Obligations which are repayable out of revenue streams generated from economically related projects or facilities or whose issuers are located in the State of California. Sizable investments in these obligations could increase risk to the Fund should any of the related projects or facilities experience financial difficulties. The Fund is authorized to borrow up to 10% of its total assets for temporary or emergency purposes and to pledge its assets to the same extent in connection with such borrowings.

CERTAIN PORTFOLIO SECURITIES

     DESCRIPTION OF MUNICIPAL OBLIGATIONS. "Municipal Obligations" and "California Municipal Obligations" include the following:

      MUNICIPAL BONDS. Municipal Bonds, which generally have a maturity of more than one year when issued, have two principal classifications: General Obligation Bonds and Revenue Bonds. A Private Activity Bond is a particular kind of Revenue Bond. The classification of General Obligation Bonds, Revenue Bonds and Private Activity Bonds are discussed below.

     1. General Obligation Bonds. The proceeds of these obligations are used to finance a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. General Obligation Bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.

      2. Revenue Bonds. Revenue Bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security for a Revenue Bond is generally the net revenues derived from a particular facility, group of facilities or, in some cases, the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund whose money may be used to make principal and interest payments on the issuer's obligations. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

      3. Private Activity Bonds. Private Activity Bonds, which are considered Municipal Bonds if the interest paid thereon is exempt from Federal income tax, are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. As discussed below under "Dividends, Other Distributions and Taxes", interest income on these bonds may be an item of tax preference subject to the Federal alternative minimum tax for individuals and corporations.

      MUNICIPAL NOTES. Municipal Notes generally are used to provide for short-term capital needs and generally have maturities of thirteen months or less. Municipal Notes include:

      1. Tax Anticipation Notes. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use and business taxes, and are payable from these specific future taxes.

      2. Revenue Anticipation Notes. Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Programs.

      3. Bond Anticipation Notes. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

      MUNICIPAL COMMERCIAL PAPER. Issues of Municipal Commercial Paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by agencies of state and local governments to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

      MUNICIPAL LEASE OBLIGATIONS. Municipal leases may take the form of a lease or a certificate of participation in a purchase contract issued by state and local government authorities to obtain funds to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets. A lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, although the lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make payments due under the lease obligation. Municipal leases have special risks not normally associated with Municipal Bonds. These obligations frequently contain "non-appropriation" clauses that provide that the governmental issuer of the obligation has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the legislative body on a yearly or other periodic basis. Although the obligations will be secured by the leased equipment, the disposition of the equipment in the event of foreclosure might prove difficult. For purposes of the 10% limitation on the purchase of illiquid securities, the Fund will not consider the municipal lease obligations or certificates of participation in municipal lease obligations in which it invests as liquid, unless Dreyfus determines, based upon such factors as the frequency of trades and quotes for the obligation, the number of dealers willing to purchase or sell the security and the number of other potential buyers, the willingness of dealers to undertake to make a market in the security and the nature of marketplace trades, that the security is liquid for purposes of such limitation.

      Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.


      PORTFOLIO SECURITIES. The average distribution of investments (at value) in Municipal Obligations by ratings for the fiscal year ended June 30, 2003, computed on a monthly basis, was as follows:

                      Moody's                  Standard &
Fitch Ratings         Investors Service,       Poor's Ratings        Percentage
("FITCH")     or      INC. ("MOODY'S")    or   SERVICES ("S&P")      OF VALUE

F-1+, F-1             VMIG 1, MIG 1,           SP-1+, SP-1,           97.4%
                      P-1                      A1+, A1
AAA, AA, A            Aaa, Aa, A               AAA, AA, A              2.0%
Not Rated             Not Rated                Not Rated                .6%(1)

                                                                     100.0%
---------------
(1) Those securities which are not rated have been determined by Dreyfus to be of comparable quality to securities in the VMIG 1/MIG 1 rating category.

      The actual distribution of the Fund's Municipal Obligations by ratings on any given date will vary. In addition, the distribution of the Fund's investments by rating as set forth above should not be considered as representative of the Fund's future portfolio composition.

      USE OF RATINGS AS INVESTMENT CRITERIA. The ratings of NRSROs such as S&P, Fitch and Moody's represent the opinions of these agencies as to the quality of Municipal Obligations which they rate. It should be emphasized, however, that such ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Fund as initial criteria for the selection of portfolio securities, but the Fund will also rely upon the independent advice of Dreyfus to evaluate potential investments. Among the factors which will be considered are the short-term and long-term ability of the issuer to pay principal and interest and general economic trends. Further information concerning the ratings of the NRSROs and their significance is described in Appendix B to this Statement of Additional Information.

      After being purchased by the Fund, the rating of a Municipal Obligation may be reduced below the minimum rating required for purchase by the Fund or the issuer of the Municipal Obligation may default on its obligations with respect to the Municipal Obligation. In that event, the Fund will dispose of the Municipal Obligation as soon as practicable, consistent with achieving an orderly disposition of the Municipal Obligation, unless the Board of Trustees determines that disposal of the Municipal Obligation would not be in the best interest of the Fund. In addition, it is possible that a Municipal Obligation may cease to be rated or an NRSRO might not timely change its rating of a particular Municipal Obligation to reflect subsequent events. Although neither event will require the sale of such Municipal Obligation by the Fund, Dreyfus will consider such event in determining whether the Fund should continue to hold the Municipal Obligation. In addition, if an NRSRO changes its rating system, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

      TENDER OPTION BONDS. The Fund may invest up to 10% of the value of its assets in tender option bonds. A tender option bond is a Municipal Obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Obligation's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Dreyfus, on behalf of the Fund, will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Obligation, of any custodian and the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Obligations and for other reasons. The Fund will not invest more than 10% of the value of its net assets in illiquid securities, which would include tender option bonds for which the required notice to exercise the tender feature is more than seven days if there is no secondary market available for these obligations.

      FLOATING RATE AND VARIABLE RATE OBLIGATIONS. The Fund may purchase floating rate and variable rate obligations, including participation interests therein. Floating rate or variable rate obligations provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate at a major commercial bank) and that the Fund can demand payment of the obligation at par plus accrued interest. Variable rate obligations provide for a specified periodic adjustment in the interest rate, while floating rate obligations have an interest rate which changes whenever there is a change in the external interest rate. Frequently such obligations are secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying creditor or of the bank, as the case may be, must, as determined by Dreyfus under the supervision of the Trustees, be equivalent to the quality standard prescribed for the Fund. In addition, Dreyfus monitors the earning power, cash flow and other liquidity ratios of the issuers of such obligations, as well as the creditworthiness of the institution responsible for paying the principal amount of the obligations under the demand feature. Changes in the credit quality of banks and other financial institutions that provide such credit or liquidity enhancements to the Fund's portfolio securities could cause losses to the Fund and affect its share price. The Fund is currently permitted to purchase floating rate and variable rate obligations with demand features in accordance with requirements established by the SEC, which, among other things, permit such instruments to be deemed to have remaining maturities of thirteen months or less, notwithstanding that they may otherwise have a stated maturity in excess of thirteen months.

      The Fund may invest in participation interests purchased from banks in floating rate or variable rate Municipal Obligations owned by banks. A participation interest gives the purchaser an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation, and provides a demand feature. Each participation is backed by an irrevocable letter of credit or guarantee of a bank (which may be the bank issuing the participation interest, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the participation interest) that Dreyfus, under the supervision of the Trustees, has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the instrument back to the issuing bank or draw on the letter of credit on demand for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. The Fund is currently permitted to invest in participation interests when the demand provision complies with conditions established by the SEC. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the Municipal Obligations over the negotiated yield at which the instruments were purchased by the Fund.

      WHEN-ISSUED SECURITIES. The Fund may purchase Municipal Obligations on a when-issued basis (i.e., for delivery beyond the normal settlement date at the stated price and yield). The payment obligation and the interest rate that will be received on the Municipal Obligations purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment. Although the Fund generally will purchase Municipal Obligations on a when-issued basis only with the intention of actually acquiring the securities, the Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy.

      Municipal Obligations purchased on a when-issued basis and the securities held in the Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates (which will generally result in similar changes in value, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility of fluctuation in the Fund's NAV. Purchasing Municipal Obligations on a when-issued basis can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction.

      The Fund will segregate permissible liquid assets in an amount at least equal to the amount of its when-issued commitments. When the time comes to pay for when-issued securities, the Fund will meet its obligations from then-available cash flow, sale of the segregated securities, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a value greater or lesser than the Fund's payment obligations). Sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are not exempt from Federal income tax.

      PURCHASE OF SECURITIES WITH STAND-BY COMMITMENTS. Pursuant to an exemptive order issued by the SEC under the 1940 Act, the Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a broker-dealer, dealer or bank would agree to purchase, at the Fund's option, a specified Municipal Obligation at a specified price. Stand-by commitments acquired by the Fund may also be referred to as "put options." The amount payable to the Fund upon its exercise of a stand-by commitment normally would be (a) the acquisition cost of the Municipal Obligation, less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the security, plus (b) all interest accrued on the security since the last interest payment date during the period. Absent unusual circumstances, in determining NAV the Fund would value the underlying Municipal Obligation at amortized cost. Accordingly, the amount payable by the broker-dealer, dealer or bank upon exercise of a stand-by commitment will normally be substantially the same as the portfolio value of the underlying Municipal Obligation.

      The Fund's right to exercise a stand-by commitment is unconditional and unqualified. Although the Fund could not transfer a stand-by commitment, the Fund could sell the underlying Municipal Obligation to a third party at any time. It is expected that stand-by commitments generally will be available to the Fund without the payment of any direct or indirect consideration. The Fund may, however, pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund's portfolio will not exceed
0.5 of 1% of the value of the Fund's total assets calculated immediately after such stand-by commitment was acquired.

      The Fund intends to enter into stand-by commitments only with broker-dealers, dealers or banks that Dreyfus believes present minimum credit risks. The Fund's ability to exercise a stand-by commitment will depend on the ability of the issuing institution to pay for the underlying securities at the time the commitment is exercised. The credit of each institution issuing a stand-by commitment to the Fund will be evaluated on an ongoing basis by Dreyfus in accordance with procedures established by the Trustees.

      The Fund intends to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation or maturity of the underlying Municipal Obligation, which will continue to be valued in accordance with the amortized cost method. Each stand-by commitment will be valued at zero in determining NAV. Should the Fund pay directly or indirectly for a stand-by commitment, its costs will be reflected as an unrealized loss for the period during which the commitment is held by the Fund and will be reflected in realized gain or loss when the commitment is exercised or expires. Stand-by commitments will not affect the dollar-weighted average maturity of the Fund's portfolio. The Fund understands that the Internal Revenue Service ("IRS") has issued a revenue ruling to the effect that a registered investment company will be treated for Federal income tax purposes as the owner of Municipal Obligations acquired subject to stand-by commitments and the interest on the Municipal Obligations will be tax-exempt to the Fund.

      CUSTODIAL RECEIPTS. The Fund may purchase securities, frequently referred to as "custodial receipts", representing the right to receive future principal and interest payments on Municipal Obligations underlying such receipts. A number of different arrangements are possible. In a typical custodial receipt arrangement, an issuer or a third party owner of a Municipal Obligation deposits such obligation with a custodian in exchange for two or more classes of receipts. The class of receipts that the Fund may purchase has the characteristics of a typical tender option security backed by a conditional "put", which provides the holder with the equivalent of a short-term variable rate note. At specified intervals, the interest rate for such securities is reset by the remarketing agent in order to cause the securities to be sold at par through a remarketing mechanism. If the remarketing mechanism does not result in a sale, the conditional put can be exercised. In either event, the holder is entitled to full principal and accrued interest to the date of the tender or exercise of the "put". The "put" may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Obligation and for other reasons.
Before purchasing such security, Dreyfus is required to make certain determinations with respect to the likelihood of, and the ability to monitor, the occurrence of the conditions that would result in the put not being exercisable. The interest rate for these receipts generally is expected to be below the coupon rate of the underlying Municipal Obligations and generally is at a level comparable to that of a Municipal Obligation of similar quality and having a maturity equal to the period between interest rate readjustments. These custodial receipts are sold in private placements. The Fund also may purchase directly from issuers, and not in a private placement, Municipal Obligations having the characteristics similar to the custodial receipts in which the Fund may invest.

      Other types of tax-exempt instruments that may become available in the future may be purchased by the Fund as long as Dreyfus believes the quality of these instruments meets the Fund's quality standards.

      TAXABLE INVESTMENTS. The Fund anticipates being as fully invested as practicable in Municipal Obligations. Because the Fund's purpose is to provide income exempt from Federal and State of California income taxes, the Fund will invest in taxable obligations only if and when Dreyfus believes it would be in the best interests of its shareholders to do so. Situations in which the Fund may invest up to 20% of its total assets in taxable securities include: (a) pending investment of proceeds of sales of shares of the Fund or of portfolio securities, (b) pending settlement of purchases of portfolio securities, and (c) when the Fund is attempting to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may temporarily invest more than 20% of its total assets in taxable securities to maintain a "defensive" posture when, in the opinion of Dreyfus, it is advisable to do so because of adverse market conditions affecting the market for Municipal Obligations. The Fund may invest in only the following kinds of taxable securities maturing in one year or less from the date of purchase: (1) obligations of the United States Government, its agencies or instrumentalities; (2) commercial paper rated at the time of purchase at least Prime-1 by Moody's or A-1 by S&P;(3) certificates of deposit of domestic banks with total assets of $1 billion or more; and (4) repurchase agreements (instruments under which the seller of a security agrees to repurchase the security at a specific time and price) with respect to any securities that the Fund is permitted to hold.

      REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with member banks of the Federal Reserve System or certain non-bank dealers. Under each repurchase agreement the selling institution will be required to maintain the value of the securities subject to the agreement at not less than their repurchase price. If a particular bank or non-bank dealer defaults on its obligation to repurchase the underlying debt instrument as required by the terms of a repurchase agreement, the Fund will incur a loss to the extent that the proceeds it realizes on the sale of the collateral are less than the repurchase price of the instrument. In addition, should the defaulting bank or non-bank dealer file for bankruptcy, the Fund could incur certain costs in establishing that it is entitled to dispose of the collateral and its realization on the collateral may be delayed or limited. Investments in repurchase agreements are subject to the policy prohibiting investment of more than 10% of the Fund's net assets in illiquid securities, including repurchase agreements maturing in more than seven days, and other securities not readily marketable.

      OTHER INVESTMENT COMPANIES. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with its investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

SPECIAL FACTORS AFFECTING THE FUND

      INVESTING IN CALIFORNIA MUNICIPAL OBLIGATIONS. You should review the information in "Appendix A", which provides a brief summary of special investment considerations and risk factors relating to investing in California Municipal Obligations.

      CREDIT ENHANCEMENTS. Certain instruments in which the Fund may invest, including floating rate securities, tender option bonds, custodial receipts, variable amount master demand notes, municipal lease obligations or certificates of participation in municipal lease obligations and variable rate obligations, may be backed by letters of credit or insured or guaranteed by financial institutions, such as banks or insurance companies, whose credit quality ratings are judged by Dreyfus to be comparable in quality to the two highest quality ratings of Moody's or S&P. Changes in the credit quality of banks, broker-dealers and other financial institutions that provide such credit or liquidity enhancements to the Fund's portfolio securities could cause losses to the Fund, affect its liquidity and affect its share price.

      MASTER FEEDER OPTION. The Trust may in the future seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. Shareholders of the Fund will be given at least 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interest of the Fund and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although the Fund believes that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

      CERTAIN INVESTMENTS. From time to time, to the extent consistent with its investment objective, policies and restrictions, the Fund may invest in securities of companies with which Mellon Bank, N.A. ("Mellon Bank"), an affiliate of Dreyfus, has a lending relationship.

      INVESTMENT RESTRICTIONS


      FUNDAMENTAL. The Fund's policy normally to invest at least 80% of its total assets in California Municipal Obligations (or other investments with similar investment characteristics) is a fundamental policy. The following limitations have also been adopted by the Fund as fundamental. The Fund may not change any of these fundamental policies or investment limitations without the consent of: (a) 67% or more of the shares present at a meeting of shareholders duly called if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund, whichever is less. The Fund may not:


      1. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this limitation, U.S. Government securities and state or municipal governments and their political subdivisions are not considered members of any industry. In addition, this limitation does not apply to investments of domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks.)

      2. Borrow money or issue senior securities as defined in the 1940 Act, except that (a) the Fund may borrow money in an amount not exceeding one-third of the Fund's total assets at the time of such borrowing, and (b) the Fund may issue multiple classes of shares. The purchase or sale of futures contracts and related options shall not be considered to involve the borrowing of money or issuance of senior securities.

      3. Make loans or lend securities, if as a result thereof more than one-third of the Fund's total assets would be subject to all such loans. For purposes of this restriction, debt instruments and repurchase agreements shall not be treated as loans.

      4. Underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Fund's investment program may be deemed an underwriting.


      5. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, including mortgage loans, or securities of companies that engage in the real estate business or invest or deal in real estate or interests therein).


      6. Purchase or sell commodities, except that the Fund may enter into futures contracts and related options, forward currency contracts and other similar instruments.

      The Fund may, notwithstanding any other fundamental investment policy or restriction, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objective and fundamental policies and restrictions as the Fund.


      NONFUNDAMENTAL. The Fund has also adopted the following additional restrictions as non-fundamental. These non-fundamental restrictions may be changed without shareholder approval, in compliance with applicable law and regulatory policy. The Fund may not:


      1. Purchase or retain the securities of any issuer if the officers, directors or Trustees of the Trust, its advisers, or managers owning beneficially more than one half of one percent of the securities of each issuer together own beneficially more than five percent of such securities.

      2. Purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities will exceed 5% of its total assets, except that: (a) this restriction shall not apply to standby commitments and (b) this restriction shall not apply to the Fund's transactions in futures contracts and related options.

      3. Purchase warrants if at the time of such purchase: (a) more than 5% of the value of the Fund's net assets would be invested in warrants or (b) more than 2% of the value of the Fund's assets would be invested in warrants that are not listed on the New York Stock Exchange ("NYSE") or American Stock Exchange ("AMEX") (for purposes of this limitation, warrants acquired by the Fund in units or attached to securities will be deemed to have no value).

      4. Invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, and other securities which are not readily marketable. For purposes of this restriction, illiquid securities shall not include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 and securities which may be resold under Rule 144A under the Securities Act of 1933, provided that the Board of Trustees, or its delegate, determines that such securities are liquid based upon the trading markets for the specific security.

      5. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets and except to the extent otherwise permitted by the 1940 Act.

      6. Purchase oil, gas or mineral leases (the Fund may, however, purchase and sell the securities of companies engaged in the exploration, development, production, refining, transporting and marketing of oil, gas or minerals).

      7. Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amounts to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

      8. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

      9. Purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

      If a percentage restriction is adhered to at the time of an investment, a later change in such percentage resulting from a change in the values of assets will not constitute a violation of such restriction. With respect to Fundamental Restriction No. 2, if borrowings exceed 33-1/3% of the value of the Fund's total assets as a result of a change in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.

      The investment objective, policies, restrictions, practices and procedures of the Fund, unless otherwise specified, may be changed without shareholder approval. If the Fund's investment objective, policies, restrictions, practices or procedures change, shareholders should consider whether the Fund remains an appropriate investment in light of their then current position and needs.

                         MANAGEMENT OF THE FUND/TRUST

      The Board is responsible for the management and supervision of the Fund, and approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:

      The Dreyfus Corporation...............................Investment Adviser
      Dreyfus Service Corporation..................................Distributor
      Dreyfus Transfer, Inc.....................................Transfer Agent
      Mellon Bank, N.A..............................................Custodian





     Trustees of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships and affiliations, are shown below. Each of the Trustees also serves as a Director of The Dreyfus/Laurel Funds, Inc. and as a Trustee of The Dreyfus/Laurel Funds Trust (collectively, with the Trust, the "Dreyfus/Laurel Funds") and Dreyfus High Yield Strategies Fund.

TRUSTEES OF THE TRUST*


Name (Age)                          Principal Occupation
POSITION WITH TRUST (SINCE)         DURING PAST 5 YEARS                      OTHER BOARD MEMBERSHIPS AND AFFILIATIONS
Joseph S. DiMartino (60)            Corporate Director and Trustee           The Muscular Dystrophy Association,
Chairman of the Board                                                           Director
(1999)                                                                       Levcor International, Inc., an apparel fabric
                                                                               processor, Director
                                                                             Century Business Services, Inc., a provider
                                                                                of outsourcing functions for small and
                                                                                medium size companies, Director
                                                                             The Newark Group, a provider of a national
                                                                                market of paper recovery facilities,
                                                                                paperboard mills and paperboard
                                                                                converting plants, Director

James Fitzgibbons (69)              Chairman of the Board, Davidson Cotton   Howes Leather Corporation, Director
Board Member                        Company (1998-2001)
(1983)

J. Tomlinson Fort (75)              Of Counsel, Reed Smith LLP               Allegheny College, Trustee
Board Member                        (1998 - Present)                         Pittsburgh Ballet Theatre, Trustee
(1994)                                                                       American College of Trial Lawyers, Fellow

Kenneth A. Himmel (57)              President and CEO, Related Urban         -
Board Member                        Development, a real estate development
(1983)                              company (1996-Present)

                                    President and CEO, Himmel & Company, a
                                    real estate development company
                                    (1980-Present)

                                    CEO, American Food Management,
                                    a restaurant company (1983-Present)

Stephen J. Lockwood (56)            Chairman of the Board, Stephen J.        BDML Holdings, an insurance company,
Board Member                        Lockwood and Company LLC, an                Chairman of the Board
(1993)                              investment company                       Affiliated Managers Group, an
                                    (2000 - Present)                            investment management company, Director

                                    Chairman of the Board and CEO,
                                    LDG Reinsurance Corporation
                                    (1977-2000)

Rosyln Watson (54)                  Principal, Watson Ventures, Inc.,        American Express Centurion Bank,
Board Member                        a real estate investment company            Director
(1992)                              (1993 - Present)                         The Hyams Foundation Inc., a Massachusetts
                                                                                Charitable Foundation, Trustee
                                                                             National Osteoporosis Foundation, Trustee

Benaree Pratt Wiley (57)            President and CEO, The Partnership, an   Boston College, Trustee
Board Member                        organization dedicated to increasing     The Greater Boston Chamber of
(1998)                              the representation of African               Commerce, Director
                                    Americans in positions of leadership,    The First Albany Companies, Inc., an
                                    influence and decision-making in            investment bank, Director
                                    Boston, MA                               Mass Development, Director
                                    (1991 - Present)                         Commonwealth Institute, Director
                                                                             Efficacy Institute, Director
                                                                             PepsiCo Africa - America, Advisory Board

--------
*    None of the Trustees are "interested persons" of the Trust, as defined in the 1940 Act.



     Board members are elected to serve for an indefinite term. The Trust has standing audit, nominating and compensation committees, each comprised of its Board members who are not "interested persons" of the Trust, as defined in the 1940 Act. The function of the audit committee is to oversee the Trust's financial and reporting policies and certain internal control matters; the function of the nominating committee is to select and nominate all candidates who are not "interested persons" of the Trust for election to the Board; and the function of the compensation committee is to establish the appropriate compensation for serving on the Board. The nominating committee does not normally consider nominees recommended by shareholders. The Trust also has a standing valuation committee comprised of any one Board member. The function of the valuation committee is to assist in valuing the Fund's investments. The audit committee met twice during the fiscal year ended June 30, 2003. The nominating, compensation and valuation committees had no meetings during the last fiscal year.

      The table below indicates the dollar range of each Board member's ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2002.

                                             Aggregate Holding of Funds in
                                             the Dreyfus Family of Funds for
  NAME OF BOARD MEMBER        FUND SHARES    WHICH RESPONSIBLE AS A BOARD MEMBER


Joseph S. DiMartino               None              over $100,000

James Fitzgibbons                 None              over $100,000


J. Tomlinson Fort                 None              None


Kenneth A. Himmel                 None              None

Stephen J. Lockwood               None              None

Roslyn Watson                     None              None

Benaree Pratt Wiley               None              $1 - $10,000


      As of December 31, 2002, none of the Board members or their immediate family members owned securities of Dreyfus, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Dreyfus, or the Distributor.

OFFICERS OF THE TRUST


STEPHEN E. CANTER, PRESIDENT SINCE MARCH 2000. Chairman of the Board, Chief
      Executive Officer, and Chief Operating Officer of Dreyfus, and an officer of 95 investment companies (comprised of 188 portfolios) managed by Dreyfus. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 58 years old, and has been an employee of Dreyfus since May 1995.

STEPHEN R. BYERS, EXECUTIVE VICE PRESIDENT.  Chief Investment Officer, Vice
      Chairman and a director of Dreyfus, and an officer of 95 investment companies (comprised of 188 portfolios) managed by Dreyfus. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 50 years old and has been an employee of Dreyfus since January 2000. Prior to joining Dreyfus, he served as an Executive Vice President - Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, VICE PRESIDENT SINCE MARCH 2000. Executive Vice President,
      Secretary and General Counsel of Dreyfus, and an officer of 96 investment companies (comprised of 204 portfolios) managed by Dreyfus. He is 57 years old, and has been an employee of Dreyfus since June 1977.

STEVEN F. NEWMAN, SECRETARY SINCE MARCH 2000. Associate General Counsel and
      Assistant Secretary of Dreyfus, and an officer of 96 investment companies (comprised of 204 portfolios) managed by Dreyfus. He is 54 years old, and has been an employee of Dreyfus since July 1980.

JAMES WINDELS, TREASURER SINCE NOVEMBER 2001.  Director - Mutual Fund
      Accounting of Dreyfus, and an officer of 96 investment companies (comprised of 204 portfolios) managed by Dreyfus. He is 45 years old, and has been an employee of Dreyfus since April 1985.

JEFF PRUSNOFSKY, ASSISTANT SECRETARY SINCE MARCH 2000.  Associate General
      Counsel of Dreyfus, and an officer of 24 investment companies (comprised of 84 portfolios) managed by Dreyfus. He is 38 years old, and has been an employee of Dreyfus since January 1986.

MICHAEL A. ROSENBERG, ASSISTANT SECRETARY SINCE MARCH 2000.  Associate
      General Counsel of Dreyfus, and an officer of 93 investment companies (comprised of 197 portfolios) managed by Dreyfus. He is 43 years old, and has been an employee of Dreyfus since October 1991.

ROBERT S. ROBOL, ASSISTANT TREASURER.  Senior Accounting Manager - Money
      Market Funds of Dreyfus, and an officer of 37 investment companies (comprised of 78 portfolios) managed by Dreyfus. He is 39 years old and has been an employee of Dreyfus since October 1988.

KENNETH J. SANDGREN, ASSISTANT TREASURER SINCE NOVEMBER 2001.  Mutual Funds
      Tax Director of Dreyfus, and an officer of 96 investment companies (comprised of 204 portfolios) managed by Dreyfus. He is 49 years old, and has been an employee of Dreyfus since June 1993.

WILLIAM GERMENIS, ANTI-MONEY LAUNDERING COMPLIANCE OFFICER SINCE JULY 2002.
      Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 91 investment companies (comprised of 199 portfolios) managed by Dreyfus. He is 33 years old and has been an employee of the Distributor since October 1998.

      The address of each Trustee and officer is 200 Park Avenue, New York, New York 10166.


      No officer or employee of Dreyfus or the Distributor (or of any parent, subsidiary or affiliate thereof) receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Dreyfus/Laurel Funds pay each Director/Trustee who is not an "interested person" of the Trust (as defined in the 1940 Act) $40,000 per annum, plus $5,000 per joint Dreyfus/Laurel Funds Board meeting attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone. The Dreyfus/Laurel Funds also reimburse each Director/Trustee who is not an "interested person" of the Trust (as defined in the 1940 Act) for travel and out-of-pocket expenses.
The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund.

      In addition, the Trust currently has two Emeritus Board members who are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members.


      The aggregate amount of fees and expenses received by each current Trustee from the Trust for the fiscal year ended June 30, 2003, and from all other funds in the Dreyfus Family of Funds for which such person was a Board member (the number of portfolios of such funds is set forth in parentheses next to each Board member's total compensation) during the year ended December 31, 2002, were as follows:

                                                      Total Compensation
                              Aggregate               From the Trust and
Name of Board                 Compensation            Fund Complex Paid
MEMBER                        FROM THE TRUST#         TO BOARD MEMBER*


Joseph S. DiMartino           $27,083                 $815,938 (189)

James M. Fitzgibbons          $21,667                 $89,000 (25)

J. Tomlinson Fort             $21,667                 $90,000 (25)

Kenneth A. Himmel             $20,000                 $82,000 (25)

Stephen J. Lockwood           $20,000                 $83,000 (25)

Roslyn M. Watson              $21,667                 $90,000 (25)

Benaree Pratt Wiley           $21,667                 $90,000 (25)

--------------------------
# Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to Dreyfus, are in fact paid directly by Dreyfus to the non-interested Trustees. Amount does not include reimbursed expenses for attending Board meetings, which amounted to $4,255 for the Trust.

* Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Fund, for which the Board member serves.

      The officers and Trustees of the Trust as a group owned beneficially less than 1% of the total shares of the Fund outstanding as of October 6, 2003.

      PRINCIPAL SHAREHOLDERS. As of October 6, 2003, the following shareholders were known by the Fund to own of record 5% or more of the outstanding Fund shares: Boston Safe Deposit & Trust Company, P.O. Box 3198, Pittsburgh, PA 15230-3198: 43.6184%; Charles R. Michael, 235 Montgomery Street, Suite 969, San Francisco, CA 94104-3001: 13.8097%, and ABKO Trust, P.O. Box 6716, San Pedro, CA 90734-6716: 5.7068%.


      A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.


                           MANAGEMENT ARRANGEMENTS

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE FUND'S PROSPECTUS ENTITLED "EXPENSES" AND "Management".


      INVESTMENT ADVISER. Dreyfus is a wholly-owned subsidiary of Mellon Bank, which is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a global financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets.

      Dreyfus serves as the investment adviser for the Fund pursuant to an Investment Management Agreement (the "Investment Management Agreement") between Dreyfus and the Trust, subject to the overall authority of the Board of Trustees in accordance with Massachusetts law. Pursuant to the Investment Management Agreement, Dreyfus provides, or arranges for one or more third parties to provide, investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. As investment manager, Dreyfus manages the Fund by making investment decisions based on the Fund's investment objective, policies and restrictions. The Investment Management Agreement is subject to review and approval at least annually by the Board of Trustees.


      In approving the current Investment Management Agreement, the Board considered a number of factors, including the nature and quality of the services provided by Dreyfus; the investment philosophy and investment approach as applied to the Fund by Dreyfus; the investment management expertise of Dreyfus in respect of the Fund's investment strategies; the personnel, resources and experience of Dreyfus; the Fund's performance history and the management fees paid to Dreyfus relative to those of mutual funds with similar investment objectives, strategies and restrictions; Dreyfus' costs of providing services under the Investment Management Agreement; and ancillary benefits Dreyfus may receive from its relationship with the Fund.

      The Investment Management Agreement will continue from year to year provided that a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and either a majority of all Trustees or a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities approve its continuance. The Trust may terminate the Investment Management Agreement upon the vote of a majority of the Board of Trustees or upon the vote of a majority of the outstanding voting securities of the Fund on 60 days' written notice to Dreyfus. Dreyfus may terminate the Investment Management Agreement upon 60 days' written notice to the Trust. The Investment Management Agreement will terminate immediately and automatically upon its assignment.


      The following persons are officers and/or directors of Dreyfus:
Stephen E. Canter, Chairman of the Board, Chief Executive Officer and Chief Operating Officer; Michael G. Millard, President and a director; Stephen R. Byers, Chief Investment Officer, Vice Chairman and a director; J. Charles Cardona, Vice Chairman and a director; Lawrence S. Kash, Vice Chairman; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman and a director; Diane P. Durnin, Executive Vice President; Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Patrice M.
Kozlowski, Senior Vice President-Corporate Communications;   Mary Beth
Leibig, Vice President-Human Resources; Theodore A. Schachar, Vice President-Tax; Angela E. Price, Vice President; Wendy H. Strutt, Vice President; Ray Van Cott, Vice President-Information Systems; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Steven G. Elliott, David F. Lamere, Martin G. McGuinn and Richard W. Sabo, directors.

      The Trust, Dreyfus and the Distributor each have adopted a Code of Ethics, that permits its personnel, subject to the Code of Ethics, to invest in securities that may be purchased or held by the Fund. Dreyfus' Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by Dreyfus. In that regard, portfolio managers and other investment personnel of Dreyfus must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with Dreyfus' Code of Ethics and are also subject to the oversight of Mellon's Investment Ethics Committee. Portfolio managers and other investment personnel who comply with the preclearance and disclosure procedures of Dreyfus' Code of Ethics and the requirements of the Committee, may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

      EXPENSES. The Investment Management Agreement with Dreyfus provides for a "unitary fee". Under the unitary fee structure, Dreyfus pays all expenses of the Fund except: (i) brokerage commissions, (ii) taxes, interest and extraordinary expenses (which are expected to be minimal), and (iii) Rule 12b-1 fees, as applicable. Although under the Investment Management Agreement, Dreyfus is not required to pay the fees and expenses of the non-interested Trustees (including counsel fees), Dreyfus is required to reduce its management fee by the amount of such fees and expenses. Under the unitary fee, Dreyfus provides, or arranges for one or more third parties to provide, investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. For the provision of such services directly, or through one or more third parties, Dreyfus receives as full compensation for all services and facilities provided by it, a fee computed daily and paid monthly at the annual rate of 0.45% of the value of the Fund's average daily net assets. The Investment Management Agreement provides that certain redemption, exchange and account closeout charges are payable directly by the Fund's shareholders to the Fund's Transfer Agent (although the Fund will waive such fees if the closing balance in the shareholder's account on the business day immediately preceding the effective date of the transaction is $50,000 or more) and the fee payable by the Fund to Dreyfus is not reduced by the amount of charges payable to the Transfer Agent. From time to time, Dreyfus may voluntarily waive a portion of the investment management fees payable by the Fund, which would have the effect of lowering the expense ratio of the Fund and increasing return to investors. Dreyfus also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate. Expenses attributable to the Fund are charged against the Fund's assets; other expenses of the Trust are allocated among its funds on the basis determined by the Trustees, including, but not limited to, proportionately in relation to the net assets of each fund.


     For the last three fiscal years, the Fund paid the following management fees:

                      For the Fiscal Year Ended June 30,


                       2003             2002           2001

Management Fee         $374,288         $385,897       $576,864


      THE DISTRIBUTOR. The Distributor, a wholly-owned subsidiary of Dreyfus, located at 200 Park Avenue, New York, New York 10166, serves as the Fund's distributor on a best efforts basis pursuant to an agreement with the Trust which is renewable annually. Dreyfus may pay the Distributor for shareholder services from Dreyfus' own assets, including past profits but not including the management fee paid by the Fund. The Distributor may use part or all of such payments to pay certain banks, securities brokers or dealers and other financial institutions ("Agents") for these services. The Distributor also acts as distributor for the other funds in the Dreyfus Family of Funds.


      TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of Dreyfus, 200 Park Avenue, New York, New York 10166, serves as the Trust's transfer and dividend disbursing agent. Under a transfer agency agreement with the Trust, the Transfer Agent arranges for the maintenance of shareholder account records for the Trust, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Trust during the month, and is reimbursed for certain out-of-pocket expenses.

      Mellon Bank, the parent of Dreyfus, located at One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, acts as the custodian of the Fund's investments. Under a custody agreement with the Trust, Mellon Bank holds the Fund's portfolio securities and keeps all necessary accounts and records. For its custody services, Mellon Bank receives a monthly fee based on the market value of each Fund's assets held in custody and receives certain securities transaction charges. The fee is paid to Mellon Bank by Dreyfus pursuant to the Fund's unitary fee structure. Dreyfus Transfer, Inc. and Mellon Bank, as custodian, have no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.


                              PURCHASE OF SHARES

        THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES", "SERVICES FOR FUND INVESTORS", "INSTRUCTIONS FOR REGULAR ACCOUNTS".

      GENERAL. Fund shares are sold without a sales charge. You may be charged a fee if you effect transactions in Fund shares through an Agent. Share certificates are issued only upon written request. No certificates are issued for fractional shares. It is not recommended that the Fund be used as a vehicle for Keogh, IRA or other qualified retirement plans. The Fund reserves the right to reject any purchase order.

      The minimum initial investment is $25,000. The Fund may waive its minimum initial investment requirement for new Fund accounts opened through an Agent whenever Dreyfus Institutional Services Division ("DISD") determines for the initial account opened through such Agent which is below the Fund's minimum initial investment requirement that the existing accounts in the Fund opened through that Agent have an average account size, or the Agent has adequate intent and access to funds to result in maintenance of accounts in the Fund opened through that Agent with an average account size, in an amount equal to or in excess of $25,000. DISD will periodically review the average size of the accounts opened through each Agent and, if necessary, reevaluate the Agent's intent and access to funds. DISD will discontinue the waiver as to new accounts to be opened through an Agent if DISD determines that the average size of accounts opened through that Agent is less than $25,000 and the Agent does not have the requisite intent and access to funds. Subsequent investments must be at least $1,000 (or at least $100 in the case of persons who have held Fund shares as of November 20, 1995). The initial investment must be accompanied by the Fund's Account Application.


      You may purchase Fund shares by check or wire, or through the Dreyfus TELETRANSFER Privilege described below. Checks should be made payable to "The Dreyfus Family of Funds". Payments to open new accounts which are mailed should be sent to The Dreyfus Family of Funds, P.O. Box 55299, Boston, Massachusetts 02205-8553, together with your Account Application. For subsequent investments, your Fund account number should appear on the check and an investment slip should be enclosed and sent to The Dreyfus Family of Funds, P.O. Box 105, Newark, New Jersey 07101-0105. Neither initial nor subsequent investments should be made by third party check. Purchase orders may be delivered in person only to a Dreyfus Financial Center. These orders will be forwarded to the Fund and will be processed only upon receipt thereby. For the location of the nearest Dreyfus Financial Center, you should call the telephone number listed on the cover of this Statement of Additional Information.

      Wire payments may be made if your bank account is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to Boston Safe Deposit and Trust Company, DDA# 043508 Dreyfus BASIC California Municipal Money Market Fund, for purchase of Fund shares in your name. The wire must include your Fund account number, account registration and dealer number, if applicable. If your initial purchase of Fund shares is by wire, you should call 1-800-645-6561 before completing the wire payment to obtain the Fund account number. You should include your Fund account number on the Fund's Account Application and promptly mail the Account Application to the Fund, as no redemptions will be permitted until the Account Application is received. You may obtain further information about remitting funds in this manner from your bank. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. A charge will be imposed if any check used for investment in your account does not clear. The Fund makes available to certain large institutions the ability to issue purchase instructions through compatible computer facilities.


      Subsequent investments also may be made by electronic transfer of funds from an account maintained in a bank or other domestic financial institution that is an Automated Clearing House ("ACH") member. You must direct the institution to transmit immediately available funds through the ACH System to Boston Safe Deposit and Trust Company with instructions to credit your Fund account. The instructions must specify your Fund account registration and Fund account number preceded by the digits "4540".

      Federal regulations require that you provide a certified TIN upon opening or reopening an account. See "Dividends, Other Distributions and Taxes" and the Fund's Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject investors to a $50 penalty imposed by the IRS.

      NET ASSET VALUE PER SHARE. An investment portfolio's NAV refers to the Fund's share price on a given day. The Fund's NAV is calculated by dividing the value of its net assets by the number of existing shares. The NAV for Fund shares, which are offered on a continuous basis, is calculated on the basis of amortized cost, which involves initially valuing a portfolio instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The Fund intends to maintain a constant NAV per share of $1.00, although there is no assurance that this can be done on a continuing basis. See "Determination of Net Asset Value".

      The offering price of Fund shares is their NAV. Investments and requests to exchange or redeem shares received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund before 4:00 p.m., Eastern time, on each day that the NYSE is open for regular business (a "business day") are effective, and will receive the price next determined, on that business day. The NAV of the Fund is calculated two times each business day, at 12:00 noon and 4:00 p.m., Eastern time. Investment, exchange or redemption requests received after 4:00 p.m., Eastern time, are effective, and receive the first share price determined, on the next business day.


      DREYFUS TELETRANSFER PRIVILEGE. You may purchase Fund shares by telephone or online if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution that is an ACH member may be so designated. Dreyfus TELETRANSFER purchase orders may be made at any time. Purchase orders received by 4:00 p.m., Eastern time, on any day that the Transfer Agent and the NYSE are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the NYSE are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the NYSE is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use the Dreyfus TELETRANSFER Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See "Redemption of Shares - Dreyfus TELETRANSFER Privilege". The Fund may modify or terminate this Privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated.


      REOPENING AN ACCOUNT. An investor may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

      IN-KIND PURCHASES. If the following conditions are satisfied, the Fund may at its discretion, permit the purchase of shares through an "in-kind" exchange of securities. Any securities exchanged must meet the investment objective, policies and limitations of the Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least equal to $25,000. Shares purchased in exchange for securities generally cannot be redeemed for fifteen days following the exchange in order to allow time for the transfer to settle.

      The basis of the exchange will depend upon the relative NAV of the shares purchased and securities exchanged. Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to the Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities. For further information about "in-kind" purchases, call 1-800-645-6561.


                             REDEMPTION OF SHARES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES", "SERVICES FOR FUND INVESTORS", AND "INSTRUCTIONS FOR REGULAR ACCOUNTS".

      GENERAL. You may request redemption of Fund shares at any time. Redemption requests should be transmitted to the Transfer Agent as described below. When a request is received in proper form by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund, the Fund will redeem the shares at the next determined NAV as described below.

      You will be charged $5.00 when you redeem all shares in your account or your account is otherwise closed out (unless you have held Fund shares since November 20, 1995). The fee will be deducted from your redemption proceeds and paid to the Transfer Agent. The account closeout fee does not apply to exchanges out of the Fund or to wire or Dreyfus TELETRANSFER redemptions, for each of which a $5.00 fee may apply. However, the Fund will waive this fee if the closing balance in the shareholder's account on the business day immediately preceding the effective date of such transaction is $50,000 or more. Agents may charge a fee for effecting redemptions of Fund shares. Any certificates representing Fund shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost, depending upon the Fund's then current NAV.


      The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the SEC. However, if you have purchased Fund shares by check or by the Dreyfus TELETRANSFER Privilege and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay redemption of such shares, and the redemption proceeds may not be transmitted to you, for a period of up to eight business days after the purchase of such shares. In addition, the Fund will not honor redemption checks ("Checks") under the Checkwriting Privilege, and will reject requests to redeem shares by wire, telephone, online or pursuant to the Dreyfus TELETRANSFER Privilege, for a period of up to eight business days after receipt by the Transfer Agent of the purchase check or the Dreyfus TELETRANSFER purchase order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or you otherwise have a sufficient collected balance in your account to cover the redemption request. Prior to the time any redemption is effective, dividends on such shares will accrue and be payable, and you will be entitled to exercise all other rights of beneficial ownership. Fund shares may not be redeemed until the Transfer Agent has received your Account Application.


      PROCEDURES. You may redeem shares by using the regular redemption procedure through the Transfer Agent, or through the Telephone Redemption Privilege or the Checkwriting Privilege, which are granted automatically unless you specifically refuse them by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege and the Checkwriting Privilege may be established for an existing account by a separate signed Shareholder Services Form, or with respect to the Telephone Redemption Privilege, by oral request from any of the authorized signatories on the account by calling 1-800-645-6561. You also may redeem shares through the Wire Redemption Privilege, or the Dreyfus TELETRANSFER Privilege, if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. Other redemption procedures may be in effect for clients of certain Agents and institutions. The Fund makes available to certain large institutions the ability to issue redemption instructions through compatible computer facilities. The Fund reserves the right to refuse any request made by telephone, including requests made shortly after a change of address, and may limit the amount involved or the number of such requests. The Fund may modify or terminate any redemption Privilege at any time. Shares for which certificates have been issued are not eligible for the Checkwriting, Wire Redemption, Telephone Redemption or Dreyfus TELETRANSFER Privilege.


      The Telephone Redemption Privilege, the Wire Redemption Privilege, the Dreyfus TELETRANSFER Privilege, or Telephone Exchange Privilege authorizes the Transfer Agent to act on telephone instructions (including the Dreyfus Express(R) voice response telephone system) from any person representing himself or herself to be you, or a representative of your Agent, and reasonably believed by the Transfer Agent to be genuine. The Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Fund nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.


      During times of drastic economic or market conditions, you may experience difficulty in contacting the Transfer Agent by telephone to request a redemption or an exchange of Fund shares. In such cases, you should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in your redemption request being processed at a later time than it would have been if telephone redemption had been used.


      REGULAR REDEMPTION. Under the regular redemption procedure, you may redeem your shares by written request mailed to The Dreyfus Family of Funds, P.O. Box 55263, Boston, Massachusetts 02205-8501. Redemption requests may be delivered in person only to a Dreyfus Financial Center. These requests will be forwarded to the Fund and will be processed only upon receipt thereby. For the location of the nearest financial center, you should call the telephone number listed on the cover of this Statement of Additional Information. Redemption requests must be signed by each shareholder, including each owner of a joint account, and each signature must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the NYSE Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP"), and the Stock Exchanges Medallion Program.


      Redemption proceeds of at least $5,000 will be wired to any member bank of the Federal Reserve System in accordance with a written signature-guaranteed request.

      CHECKWRITING PRIVILEGE. You may write Checks drawn on a Fund account. The Fund provides Checks automatically upon opening an account, unless you specifically refuse the Checkwriting Privilege by checking the applicable "No" box on the Account Application. Checks will be sent only to the registered owner(s) of the account and only to the address of record. The Checkwriting Privilege may be established for an existing account by a separate signed Shareholder Services Form. The Account Application or Shareholder Services Form must be manually signed by the registered owner(s). Checks are drawn on your account and may be made payable to the order of any person in an amount of $1,000 or more ($500 for shareholders who have held Fund shares since November 20, 1995). An investor (other than one who has held Fund shares since November 20, 1995), will be charged $2.00 for
each Check redemption.   When a Check is presented to the Transfer Agent for
payment, the Transfer Agent, as the investor's agent, will cause the Fund to redeem a sufficient number of full or fractional shares in the investor's account to cover the amount of the Check and the $2.00 charge. The fee will be waived if the closing balance in the shareholder's account on the business day immediately preceding the effective date of the transaction is $50,000 or more. Dividends are earned until the Check clears. After clearance, a copy of the Check will be returned to the investor. Investors generally will be subject to the same rules and regulations that apply to checking accounts, although election of this Privilege creates only a shareholder-transfer agent relationship with the Transfer Agent.

      If the amount of the Check, plus any applicable charges, is greater than the value of the shares in an investor's account, the Check will be returned marked insufficient funds. Checks should not be used to close an account. Checks are free but the Transfer Agent will impose a fee for stopping payment of a Check upon request or if the Transfer Agent cannot honor a Check because of insufficient funds or other valid reason. Such fees are not subject to waiver based on account balance or other factors. The Fund may return an unpaid Check that would draw your account balance below $5.00 and you may be subject to extra charges. Investors should date Checks with the current date when writing them. Please do not postdate Checks. If Checks are postdated, the Transfer Agent will honor, upon presentment, even if presented before the date of the Check, all postdated Checks which are dated within six months of presentment for payment, if they are otherwise in good order.




      WIRE REDEMPTION PRIVILEGE. By using this Privilege, the investor authorizes the Transfer Agent to act on telephone, letter or online redemption instructions from any person representing himself or herself to be the investor, or a representative of the investor's Agent, and reasonably believed by the Transfer Agent to be genuine. An investor (other than one who has held Fund shares since November 20, 1995) will be charged a $5.00 fee for each wire redemption, which will be deducted from the investor's account and paid to the Transfer Agent. However, the Fund will waive the fee if the closing balance in the shareholder's account on the business day immediately preceding the effective date of such transaction is $50,000 or more. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of the redemption request in proper form. Redemption proceeds ($5,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by the investor on the Account Application or Shareholder Services Form, or to a correspondent bank if the investor's bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and are usually borne by the investor. Immediate notification by the correspondent bank to the investor's bank is necessary to avoid a delay in crediting the funds to the investor's bank account.


      To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Share Certificates; Signatures".


      TELEPHONE OR ONLINE REDEMPTION PRIVILEGE. You may request by telephone or online that redemption proceeds (maximum $250,000 per day) be paid by check and mailed to your address. You may telephone redemption instructions by calling 1-800-645-6561 or, if calling from overseas, 516-794-5452. This privilege is granted automatically unless you specifically refuse it.

      DREYFUS TELETRANSFER PRIVILEGE. You may request by telephone or online that redemption proceeds (minimum $1,000 per day ) be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request. An investor (other than one who has held Fund shares since November 20, 1995) will be charged a $5.00 fee for each redemption effected pursuant to this Privilege, which will be deducted from the investor's account and paid to the Transfer Agent. The fee will be waived if the closing balance in the shareholder's account on the business day immediately preceding the effective date of the transaction is $50,000 or more. Investors should be aware that if they have selected the Dreyfus TELETRANSFER Privilege, any request for a Dreyfus TELETRANSFER transaction will be effected through the ACH system unless more prompt transmittal specifically is requested.


      SHARE CERTIFICATES; SIGNATURES. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations as well as from participants in the NYSE Medallion Signature Program, STAMP, and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

      REDEMPTION COMMITMENT. The Trust has committed itself to pay in cash all redemption requests by any shareholder of record of the Fund, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption in excess of such amount, the Board of Trustees reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sold such securities, brokerage charges would be incurred.

      SUSPENSION OF REDEMPTIONS. The right to redeem Fund shares may be suspended or the date of payment postponed (a) for any period during which the NYSE is closed (other than for customary weekend or holiday closings);
(b) when trading in the markets the Trust normally uses is restricted or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable, or (c) for such other periods as the SEC, by order, may permit for protection of the Fund's shareholders.


                             SHAREHOLDER SERVICES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES" AND "SERVICES FOR FUND INVESTORS".

      FUND EXCHANGES. You may purchase, in exchange for shares of the Fund, shares of certain other funds managed or administered by Dreyfus or shares of certain funds advised by Founders Asset Management LLC ("Founders"), an affiliate of Dreyfus, to the extent such shares are offered for sale in your state of residence. Investors (other than those who have held Fund shares since November 20, 1995) will be charged a $5.00 fee for each exchange made out of the Fund, which will be deducted from the investor's account and paid to the Transfer Agent. The fee will be waived if the closing balance in the shareholder's account on the business day immediately preceding the effective date of the transaction is $50,000 or more.

      Shares of other funds purchased by exchange will be purchased on the basis of relative NAV per share as follows:

      A. Exchanges for shares of funds that are offered without a sales load will be made without a sales load.

      B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

      C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.


      D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference may be deducted.


      To accomplish an exchange under item D above, shareholders must notify the Transfer Agent of their prior ownership of fund shares and their account number. Any such exchange is subject to confirmation of a shareholder's holdings through a check of appropriate records.


      To request an exchange, an investor, or the investor's Agent acting on the investor's behalf, must give exchange instructions to the Transfer Agent in writing, by telephone or online. Before any exchange, investors must obtain and should review a copy of the current prospectus of the fund into which the exchange is being made. Prospectuses may be obtained by calling 1-800-645-6561. The shares being exchanged must have a current value of at least $1,000; furthermore, when establishing a new account by exchange, the shares being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made. The ability to issue exchange instructions by telephone or online is given to all Fund shareholders automatically, unless the investor checks the applicable "No" box on the Account Application, indicating that the investor specifically refuses this privilege. This privilege may be established for an existing account by written request signed by all shareholders on the account, by a separate signed Shareholder Services Form, available by calling 1-800-645-6561, or by oral request from any of the authorized signatories on the account, also by calling 1-800-645-6561. Investors who have previously established this privilege may telephone exchange instructions (including over the Dreyfus Express(R) voice response telephone system) by calling 1-800-645-6561. If calling from overseas, investors may call 516-794-5452. Upon an exchange into a new account, the following shareholder services and privileges, as applicable and where available, will be automatically carried over to the fund into which the exchange is made: Exchange Privilege, Checkwriting Privilege, Wire Redemption Privilege, Telephone Redemption Privilege, Dreyfus TELETRANSFER Privilege and the dividends and distributions payment option (except for Dividend Sweep) selected by the investor.

      By using this privilege, the investor authorizes the Transfer Agent to act on telephonic and online instructions (including over the Dreyfus Express(R) voice response telephone system) from any person representing himself or herself to be the investor or a representative of the investor's Agent, and reasonably believed by the Transfer Agent to be genuine.
Exchanges may be subject to limitations as to the amount involved. Shares issued in certificate form are not eligible for exchange. Exchanges out of the Fund pursuant to Fund Exchanges are limited to four per calendar year.
The Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders who have held Fund shares since November 20, 1995 a nominal fee for each exchange in accordance with Rules promulgated by the SEC.


      The Fund reserves the right to reject any exchange request in whole or in part. The availability of fund exchanges may be modified or terminated at any time upon notice to investors.

      The exchange of shares of one fund for shares of another is treated for Federal income tax purpose as a sale of the shares given in exchange by the shareholder and, therefore, an exchanging shareholder may realize a taxable gain or loss.


      DIVIDEND OPTIONS. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from the Fund in shares of another fund in the Dreyfus Family of Funds or shares of certain funds advised by Founders, of which you are a shareholder. Shares of certain other funds purchased pursuant to this Privilege will be purchased on the basis of relative NAV per share as follows:


      A. Dividends and other distributions paid by a fund may be invested without a sales load in shares of other funds that are offered without a sales load.

      B. Dividends and other distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.


      C. Dividends and distributions paid by a fund which charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference may be deducted.


      D. Dividends and other distributions paid by a fund may be invested in shares of other funds that impose a contingent deferred sales charge ("CDSC") and the applicable CDSC, if any, will be imposed upon redemption of such shares.


      For more information concerning this Privilege, or to request a Dividend Options Form, investors should call toll free 1-800-645-6561. Investors may cancel their participation in this Privilege by mailing written notification to The Dreyfus Family of Funds, P.O. Box 55263, Boston, Massachusetts 02205-8501. To select a new fund after cancellation, investors must submit a new Dividend Options Form. Enrollment in or cancellation of this Privilege is effective three business days following receipt. This Privilege is available only for existing accounts and may not be used to open new accounts. Minimum subsequent investments do not apply. The Fund may modify or terminate this Privilege at any time or charge a service fee. No such fee currently is contemplated.



                       DETERMINATION OF NET ASSET VALUE

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES".

      The NAV for Fund shares is calculated on the basis of amortized cost, which involves initially valuing a portfolio instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. The Fund intends to maintain a constant NAV of $1.00 per share, although there is no assurance that this can be done on a continuing basis.

      The use of amortized cost is permitted by Rule 2a-7 under the 1940
Act. Pursuant to the provisions of Rule 2a-7, the Trustees have established procedures reasonably designed to stabilize the Fund's price per share, as computed for the purpose of sale and redemption, at $1.00. These procedures include the determination by the Trustees, at such times as they deem appropriate, of the extent of deviation, if any, of the Fund's current NAV per share, using market values, from $1.00; periodic review by the Trustees of the amount of and the methods used to calculate the deviation; maintenance of records of the determination; and review of such deviations. The procedures employed to stabilize the Fund's price per share require the Trustees to consider promptly what action, if any, should be taken by the Trustees if such deviation exceeds 1/2 of one percent. Such procedures also require the Trustees to take appropriate action to eliminate or reduce, to the extent reasonably practicable, material dilution or other unfair effects resulting from any deviation. Such action may include: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a NAV by using available market quotations. In addition to such procedures, Rule 2a-7 requires the Fund to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar-weighted average portfolio maturity of 90 days or less, as calculated in accordance with Rule 2a-7, and to invest only in securities determined by the Trustees to be of high quality, with minimal credit risks.

      In periods of declining interest rates, the indicated daily yield on Fund shares computed by dividing the annualized daily income on the Fund by the NAV per share computed as above may tend to be higher than a similar computation made by using a method of valuation based on market prices and estimates. In periods of rising interest rates, the indicated daily yield on Fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

      NYSE CLOSINGS. The holidays (as observed) on which the NYSE is currently scheduled to be closed are: New Year's Day, Dr. Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                             PERFORMANCE INFORMATION

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "PAST PERFORMANCE".

      The Fund's "yield" refers to the income generated by an investment in the Fund over a seven-day period identified in the advertisement. This income is then "annualized". That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective "yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The Fund's "yield" and "effective yield" may reflect absorbed expenses pursuant to any undertaking that may be in effect. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Fund with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time, or other investment companies which may use a different method of computing yield. The Fund's tax equivalent yield shows the level of taxable yield needed to produce an after-tax equivalent to the Fund's tax-free yield. This is done by increasing the Fund's yield by the amount necessary to reflect the payment of Federal income tax (and state income tax, if applicable) at a stated tax rate.

      Any fees charged by an Agent directly to its customers' account in connection with investments in the Fund will not be included in calculations of yield.

      The Fund computes its current annualized and compound effective yields using standardized methods required by the SEC. The annualized yield for the Fund is computed by (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and
(c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365/7 and subtracting
1. The Fund's tax equivalent yield is computed by dividing that portion of the Fund's yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt.

      Yield may fluctuate daily and does not provide a basis for determining future yields. Because the Fund's yield fluctuates, its yield cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed-to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to the Fund's investment policies, including the types of investments made, length of maturities of portfolio securities, the methods used by the Fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce effective yield.



      For the seven-day period ended June 30, 2003, the Fund's yield was 0.63%, effective yield was 0.64% and equivalent taxable yield* was 1.07%.





----------------
* Example assumes a Federal marginal tax rate of 35.00% and a California marginal tax rate of 9.30% (combined effective rate of 41.05%).


                   DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "DISTRIBUTIONS AND TAXES".

      GENERAL. The Fund ordinarily declares dividends from net investment income on each day that the NYSE is open for business. The Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Dividends usually are paid on the last calendar day of each month and are automatically reinvested in additional Fund shares at NAV or, at an investor's option, paid in cash. If an investor redeems all shares in his or her account at any time during the month, all dividends to which the investor is entitled will be paid along with the proceeds of the redemption. If an omnibus accountholder indicates in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all of his or her Fund shares, that portion of the accrued dividends will be paid along with the proceeds of the redemption. Dividends from net realized short-term capital gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. The Fund will not make distributions from net realized capital gains unless capital loss carryovers, if any, have been utilized or have expired. The Fund does not expect to realize any long-term capital gains or losses. Investors may choose whether to receive dividends in cash or to reinvest them in additional Fund shares at NAV. All expenses are accrued daily and deducted before declaration of dividends to investors.

      Except as provided below, shares of the Fund purchased on a day on which the Fund calculates its NAV will not begin to accrue dividends until the following business day and redemption orders effected on any particular day will receive all dividends declared through the day of redemption. However, if immediately available funds are received by the Transfer Agent prior to 12:00 noon, Eastern time, investors may receive the dividend declared on the day of purchase. Investors will not receive the dividends declared on the day of redemption if a wire redemption order is placed prior to 12:00 noon, Eastern time.


      It is expected that the Fund will continue to qualify for treatment as a regulated investment company ("RIC") under the Code so long as such qualification is in the best interest of its shareholders. Such qualification will relieve the Fund of any liability for Federal income tax to the extent its earnings and realized gains are distributed in accordance with applicable provisions of the Code. To qualify for treatment as a RIC under the Code, the Fund - which is treated as a separate corporation for Federal tax purposes - (1) must distribute to its shareholders each year at least 90% of its investment company taxable income (generally consisting of net taxable investment income and net short-term capital gains) ("Distribution Requirement"), (2) must derive at least 90% of its annual gross income from specified sources ("Income Requirement"), and (3) must meet certain asset diversification and other requirements. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency. If the Fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions that otherwise would be "exempt-interest dividends", as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment. The Fund also intends to continue to qualify to pay "exempt-interest" dividends, which requires, among other things, that at the close of each quarter of its taxable year at least 50% of the value of its total assets must consist of municipal securities.


      The Fund may be subject to a 4% nondeductible excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income for the one-year period ending October 31 of that year, plus certain other amounts. To avoid the application of this excise tax, the Fund may make an additional distribution shortly before December 31 in each year of any undistributed ordinary (taxable) income or capital gains and expects to pay any other dividends and distributions necessary to avoid the application of this tax.

      Distributions by the Fund that are designated by it as "exempt-interest dividends" generally may be excluded from gross income. Interest on indebtedness incurred or continued to purchase or carry shares of the Fund will not be deductible for Federal income tax purposes to the extent that the Fund's distributions (other than capital gains distributions) consist of exempt-interest dividends. The Fund may invest in "private activity bonds," the interest on which is treated as a tax preference item for shareholders in determining their liability for the alternative minimum tax. Proposals may be introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on municipal securities. If such a proposal were enacted, the availability of such securities for investment by the Fund and the value of its portfolio would be affected. In such event, the Fund would reevaluate its investment objective and policies.

      Dividends and other distributions, to the extent taxable, are taxable regardless of whether they are received in cash or reinvested in additional Fund shares, even if the value of shares is below cost. If investors purchase shares shortly before a taxable distribution (i.e., any distribution other than an exempt-interest dividend paid by the Fund), they must pay income taxes on the distribution, even though the value of the investment (plus cash received, if any) remains the same. In addition, the share price at the time investors purchase shares may include unrealized gains in the securities held in the Fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid as a capital gain distribution and will be taxable.

      Dividends from the Fund's investment company taxable income together with distributions from net realized short-term capital gains, if any (collectively, "dividend distributions"), will be taxable to U.S. shareholders, including certain non-qualified retirement plans, as ordinary income to the extent of the Fund's earnings and profits, whether received in cash or reinvested in additional Fund shares. Distributions by the Fund of net capital gain, when designated as such, are taxable as long-term capital gains, regardless of the length of time of share ownership. The Fund is not expected to realize long-term capital gains, or, therefore, to make distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss). Dividends paid by the Fund will not be eligible for the dividends-received deductions allowed to corporations.

      Dividends derived by the Fund from tax-exempt interest are designated as tax-exempt in the same percentage of the day's dividend as the actual tax-exempt income earned that day. Thus, the percentage of the dividend designated as tax-exempt may vary from day to day. Similarly, dividends derived by the Fund from interest on California Municipal Obligations will be designated as exempt from the State of California taxation in the same percentage of the day's dividend as the actual interest on California Municipal Obligations earned on that day.



      The Fund must withhold and remit to the U.S. Treasury ("backup withholding") 28% of dividends, capital gain distributions and redemption proceeds, regardless of the extent to which gain or loss may be realized, paid to an individual or certain other non-corporate shareholders if such shareholder fails to certify that the TIN furnished to the Fund is correct. Backup withholding at that rate also is required from dividends and capital gain distributions payable to such a shareholder if (1) that shareholder fails to certify that he or she has not received notice from the IRS of being subject to backup withholding as a result of a failure properly to report taxable dividend or interest income on a Federal income tax return or (2) the IRS notifies the Fund to institute backup withholding because the IRS determines that the shareholder's TIN is incorrect or that the shareholder has failed properly to report such income.

      In January of each year, the Fund will send shareholders a Form 1099-DIV notifying them of the status for federal income tax purposes of their dividends from the Fund for the preceding year. The Fund also will advise shareholders of the percentage, if any, of the dividends paid by the Fund that are exempt from Federal income tax and the portion, if any, of those dividends that is a tax preference item for purposes of the Federal alternative minimum tax.


      Shareholders must furnish the Fund with their TIN and state whether they are subject to backup withholding for prior under-reporting, certified under penalties of perjury. Unless previously furnished, investments received without such a certification will be returned. The Fund is required to withhold 28% of all dividends payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct TIN or who otherwise are subject to backup withholding. A TIN is either the Social Security number, IRS individual taxpayer identification number, or employer identification number of the record owner of an account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner and may be claimed as a credit on the record owner's Federal income tax return.


      STATE AND LOCAL TAXES. Depending upon the extent of its activities in states and localities in which it is deemed to be conducting business, the Fund may be subject to the tax laws thereof. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes to them.



       The foregoing is only a summary of certain tax considerations generally affecting the Fund and its shareholders, and is not intended as a substitute for careful tax planning. Individuals may be exempt from California state and local personal income taxes on exempt-interest income derived from obligations of issuers located in California, but are usually subject to such taxes on such dividends that are derived from obligations of issuers located in other jurisdictions. Investors are urged to consult their tax advisers with specific reference to their own tax situations.

      RETURNED CHECKS. If an investor elects to receive dividends in cash, and the investor's dividend check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest that dividend and all future dividends payable in additional Fund shares at NAV. No interest will accrue on amounts represented by uncashed dividend or redemption checks.


                            PORTFOLIO TRANSACTIONS

      All portfolio transactions of the Fund are placed on behalf of the Fund by Dreyfus. Debt securities purchased and sold by the Fund are generally traded on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with the Fund) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. Other portfolio transactions may be executed through brokers acting as agent. The Fund will pay a spread or commissions in connection with such transactions. Dreyfus uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to the Funds and at spreads and commission rates, if any, which are reasonable in relation to the benefits received. Dreyfus also places transactions for other accounts that it provides with investment advice.

      Brokers and dealers involved in the execution of portfolio transactions on behalf of the Fund are selected on the basis of their professional capability and the value and quality of their services. In selecting brokers or dealers, Dreyfus will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any spreads (or commissions, if any). Any spread, commission, fee or other remuneration paid to an affiliated broker-dealer is paid pursuant to the Trust's procedures adopted in accordance with Rule 17e-1 of the 1940 Act. Dreyfus may use research services of and place brokerage commissions with broker-dealers affiliated with it or Mellon Bank if the commissions are reasonable, fair and comparable to commissions charged by non-affiliated firms for similar services.


      Brokers or dealers may be selected who provide brokerage and/or research services to the Fund and/or other accounts over which Dreyfus or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement).


      The receipt of research services from broker-dealers may be useful to Dreyfus in rendering investment management services to a Fund and/or its other clients; conversely, such information provided by brokers or dealers who have executed transaction orders on behalf of other clients of Dreyfus may be useful to Dreyfus in carrying out its obligation to the Fund. The receipt of such research services does not reduce the normal independent research activities of Dreyfus; however, it enables it to avoid the additional expenses which might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

      The Fund will not purchase Municipal Obligations during the existence of any underwriting or selling group relating thereto of which an affiliate is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of this limitation in comparison with other investment companies which have a similar investment objective but are not subject to such limitations.

      Although Dreyfus manages other accounts in addition to the Fund, investment decisions for the Fund are made independently from decisions made for these other accounts. It sometimes happens that the same security is held by more than one of the accounts managed by Dreyfus. Simultaneous transactions may occur when several accounts are managed by the same investment manager, particularly when the same investment instrument is suitable for the investment objective of more than one account.

      When more than one account is simultaneously engaged in the purchase or sale of the same investment instrument, the prices and amounts are allocated in accordance with a formula considered by Dreyfus to be equitable to each account. In some cases this system could have a detrimental effect on the price or volume of the investment instrument as far as the Fund is concerned. In other cases, however, the ability of the Fund to participate in volume transactions will produce better executions for the Fund. While the Trustees will continue to review simultaneous transactions, it is their present opinion that the desirability of retaining Dreyfus as investment manager to the Fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.


      The Fund paid no brokerage commissions for the fiscal years ended June 30, 2003, 2002 and 2001.



                       INFORMATION ABOUT THE FUND/TRUST

      Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares are without par value, have no preemptive or subscription rights, and are freely transferable.

      The Trust is a "series fund", which is a mutual fund divided into separate funds, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one fund is not deemed to be a shareholder of any other fund. For certain matters shareholders vote together as a group; as to others they vote separately by fund. The Trustees have authority to create an unlimited number of shares of beneficial interest, without par value, in separate series. The Trustees have authority to create additional series at any time in the future without shareholder approval.

      Each share (regardless of class) has one vote. On each matter submitted to a vote of the shareholders, all shares of each fund or class shall vote together as a single class, except as to any matter for which a separate vote of any fund or class is required by the 1940 Act and except as to any matter which affects the interest of a particular fund or class, in which case only the holders of shares of the one or more affected funds or classes shall be entitled to vote, each as a separate class.

      The assets received by the Trust for the issue or sale of shares of each fund and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are required to be segregated on the books of account, and are to be charged with the expenses in respect to such fund and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular fund shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable, taking into consideration, among other things, the relative sizes of the funds and the relative difficulty in administering each fund. Each share of each fund represents an equal proportionate interest in that fund with each other share and is entitled to such dividends and distributions out of the income belonging to such fund as are declared by the Trustees. Upon any liquidation of a fund, shareholders thereof are entitled to share pro rata in the net assets belonging to that fund available for distribution.

      Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Trustees or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Trust to hold a special meeting of shareholders for purposes of removing a Trustee from office. Shareholders may remove a Trustee by the affirmative vote of two-thirds of the Trust's outstanding voting shares. In addition, the Board of Trustees will call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office have been elected by shareholders.

      Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Trust, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series.
The Rule exempts the selection of independent accountants and the election of Trustees from the separate voting requirements of the Rule.

      The Fund will send annual and semi-annual financial statements to all of its shareholders.

      Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Agreement and Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility which Dreyfus believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of each fund in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of such fund.


                       COUNSEL AND INDEPENDENT AUDITORS

      Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Second Floor, Washington, D.C. 20036-1800, has passed upon the legality of the shares offered by the Prospectus and this Statement of Additional Information.


      KPMG LLP, 757 Third Avenue, New York, NY 10017, was appointed by the Board of Trustees to serve as the Fund's independent auditors for the year ending June 30, 2004, providing audit services including (1) examination of the annual financial statements, (2) assistance, review and consultation in connection with SEC filings and (3) review of the annual Federal income tax return filed on behalf of the Fund.



(PAGE)


                                  APPENDIX A

          RISK FACTORS--INVESTING IN CALIFORNIA MUNICIPAL OBLIGATIONS

      The following information is a summary of special factors affecting investments in California Municipal Obligations. It does not purport to be a complete description and is based on information drawn from official statements relating to securities offerings of the State of California (the "State") available as of the date of this Statement of Additional Information. While the Fund has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

RECENT DEVELOPMENTS

      STATE ECONOMY AND FINANCES. In January 2003, the Governor stated that the State faces the most serious fiscal challenge in its history, the national and State economies continue to languish, and no significant rebound is in sight and that the State has experienced the most dramatic decline in revenues since World War II. The decline in State revenues is attributable in large part to declines in personal income tax receipts, principally due to reduced stock market-related income tax revenues, such as capital gains realizations and stock option income, in a state that derives a large share of its revenue from a sharply progressive personal income tax. The State estimates that stock market-related personal income tax revenue declined from $17.6 billion in Fiscal Year 2000-01 to $8.6 billion in Fiscal Year 2001-02, and to $5.2 billion in 2002-03, a total 70% decline. The severe drop in revenues was the principal cause of an $11.1 billion reduction in the balance of the General Fund from June 30, 2001 to June 30, 2002. Through the first quarter of 2003, the State's overall economy was stagnant, with slow growth projected for the balance of 2003 and moderate growth in 2004.

      In the budget for the fiscal year, July 1, 2002 to June 30, 2003, the Governor and the Legislature addressed the continuing decline in tax revenues primarily with a combination of expenditure reductions and one-time actions, such as bond and asset sales, expenditure deferrals and interfund transfers and loans. By the fall of 2002, it became apparent that budgeted expenditures would exceed projected revenues, and the Governor convened a special session of the Legislature in December 2002 to consider corrective actions. The 2003-04 Governor's Budget (defined below), as proposed on January 10, 2003, projected a shortfall or "gap" on a budgetary basis of $34.6 billion over the combined 2002-03 and 2003-04 Fiscal Years absent corrective action.

      The 2003-04 Governor's Budget (incorporating requests made in December
2002) called for budget actions totaling over $10.2 billion early in calendar year 2003 in order to achieve maximum savings. This total included $5.5 billion for Fiscal Year 2002-03. In March and April 2003, the Legislature passed revised budget adjustment legislation totaling about $6.9 billion in spending reductions, deferrals and funding transfers (including $3.3 billion for Fiscal Year 2002-03 and $3.6 billion for Fiscal Year 2003-04.) These amounts reflect the adoption of legislation to permit bonding of the State's prospective Fiscal Year 2003-04 payment to the Public Employees' Retirement System. Because the budget corrections enacted for Fiscal Year 2002-03 were lower than requested in the 2003-04 Governor's Budget, the budget deficit and cash shortfall of the State in 2002-03 increased.

      The Governor released the May Revision to the 2003-04 Governor's Budget on May 14, 2003 (the "May Revision"). The May Revision projected that while some corrective action was taken in March and April 2003, the pre-corrective action budget gap had increased to about $38.2 billion, primarily due to the cancellation of the sale of a tobacco securitization bond, lost opportunities for savings with the passage of time, and increased caseload in certain health and correctional programs. The budget proposals in the May Revision were significantly changed from the original 2003-04 Governor's Budget. In the May Revision, the Governor proposed to address the budget challenge in three phases: (1) eliminate an estimated $10.7 billion budget deficit accumulated through June 30, 2003, by issuing bonds to be repaid from a temporary 1/2(cent) increase in the State sales tax, (2) balance the Fiscal Year 2003-04 budget with a combination of expenditure cuts (some already approved by the Legislature in March and April), fund transfers and loans, and transfer (collectively, "realignment") of certain health and social services programs from the State to counties, and (3) pursue legislative action during the balance of the 2003 legislative session to enact structural reforms that would eliminate an estimated $7.9 billion structural deficit for Fiscal Year 2004-05.

      As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs. During the current fiscal year, the State retired $7.5 billion of short-term obligations issued near the end of the preceding fiscal year and issued $12.5 billion of revenue anticipation notes ("RANs") that were scheduled to mature in June 2003. The State's cash flow projections released in January 2003 indicated that the short-term obligations, which matured in June 2003, could be repaid without rollover borrowings, but this assumed the Legislature would approve the full amount of the immediate budget reductions requested in the 2003-04 Governor's Budget. As those actions were delayed and ultimately adopted in lower amounts, together with the cancellation of the $2 billion sale of tobacco settlement securitization bonds, it became evident that additional cash flow borrowing would be required in June 2003.

      On June 18, 2003, the State issued $10.965 billion of revenue anticipation warrants ("RAWs"), a form of cash flow borrowing. This borrowing provided cash resources necessary to pay the State's obligations in June 2003 (including the matured $12.5 billion of RANs) and during the summer of 2003, after the start of the fiscal year that began on July 1, 2003. The May Revision projects that, absent the receipt of the $11 billion RAWs proceeds, the State had a cash shortfall of about $2.5 billion at June 30, 2003.

      On June 20, 2003, one element of the May Revision proposal was implemented with the determination that there were insufficient General Fund moneys available to continue to fund any portion of the vehicle license fee offsets to local governments. As a result, the vehicle license fee payable by taxpayers will return within 90 days to the pre-1999 level.

STATE INDEBTEDNESS

      The State Treasurer is responsible for the sale of debt obligations of the State and its various authorities and agencies. The State has always paid the principal of and interest on its general obligation bonds, general obligation commercial paper notes, lease-purchase debt and short-term obligations, including RANs and RAWs, when due.


      CAPITAL FACILITIES FINANCING.

      GENERAL OBLIGATION BONDS. The State Constitution prohibits the creation of general obligation indebtedness of the State unless a bond law is approved by a majority of the electorate voting at a general election or a direct primary. General obligation bond acts provide that debt service on general obligation bonds shall be appropriated annually from the General Fund and all debt service on general obligation bonds is paid from the General Fund. Under the State Constitution, debt service on general obligation bonds is the second charge to the General Fund after the application of monies in the General Fund to the support of the public school system and public institutions of higher education. Certain general obligation bond programs receive revenues from sources other than the sale of bonds or the investment of bond proceeds.

      As of May 1, 2003, the State had outstanding approximately
$29.7 billion aggregate principal amount of long-term general obligation bonds and unused voter authorizations for the future issuance of approximately
$24.9 billion of long-term general obligation bonds, including up to approximately $13.1 billion of general obligation bonds authorized to be issued initially as commercial paper notes and approximately $11.8 billion of other authorized but unissued general obligation bonds.

      The general obligation bond law permits the State to issue as variable rate indebtedness up to 20% of the aggregate amount of long-term general obligation bonds outstanding. The State issued $1.4 billion of variable rate general obligation bonds on April 15, 2003. Additional variable rate bonds are expected to be sold in Fiscal Year 2003-04.

      Substantial new bond authorizations were approved by the voters in March 2002 ($2.8 billion) and November 2002 ($18.6 billion). The Legislature has approved another $22 billion of bond authorizations to be placed on the ballot in 2004.

      COMMERCIAL PAPER PROGRAM. Pursuant to legislation enacted in 1995, voter-approved general obligation indebtedness may be issued either as long-term bonds or, for some but not all bond acts, as commercial paper notes. Pursuant to the terms of the bank credit agreement presently in effect supporting the general obligation commercial paper program, not more than $2.0 billion of general obligation commercial paper notes may be outstanding at any time; this amount may be increased or decreased in the future. As of May 1, 2003, the finance committees had authorized the issuance of up to approximately $13.1 billion of commercial paper notes; as of that date approximately $149 million aggregate principal amount of general obligation commercial paper notes was outstanding.

      LEASE-PURCHASE DEBT. In addition to general obligation bonds, the State builds and acquires capital facilities through the use of lease-purchase borrowing. Under these arrangements, the State Public Works Board, another State or local agency or a joint powers authority issues bonds to pay for the construction of facilities such as office buildings, university buildings or correctional institutions. These facilities are leased to a State agency or the University of California under a long-term lease that provides the source of payment of the debt service on the lease-purchase bonds. The State had approximately $6.7 billion General Fund-supported lease-purchase debt outstanding at May 1, 2003. The State Public Works Board, which is authorized to sell lease revenue bonds, had approximately $4.1 billion authorized and unissued as of May 1, 2003. In addition, certain joint powers authorities were authorized to issue approximately $81 million of revenue bonds to be secured by State leases.

      NON-RECOURSE DEBT. Certain State agencies and authorities issue revenue obligations for which the General Fund has no liability. Revenue bonds represent obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by the revenue bonds. The enterprises and projects include transportation projects, various public works projects, public and private educational facilities (including the California State University and University of California systems), housing, health facilities and pollution control facilities. There are 17 agencies and authorities authorized to issue revenue obligations (excluding lease-purchase debt). State agencies and authorities had approximately $42.6 billion aggregate principal amount of revenue bonds and notes that are non-recourse to the General Fund outstanding as of December 31, 2002.

      CASH FLOW BORROWINGS. As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs. The State has issued RANs in 19 of the last 20 fiscal years to partially fund timing differences between revenues and expenditures, as the majority of General Fund revenues are received in the last part of the fiscal year. RANs must mature prior to the end of the fiscal year of issuance. If additional external cash flow borrowings are required, the State has issued RAWs, which can mature in a subsequent fiscal year.

      The State issued $5.7 billion of 2001-02 RANs on October 4, 2001 that matured on June 28, 2002. To provide additional cash resources necessary to pay the State's obligations at the end of June 2002 and into the first few months of Fiscal Year 2002-03, the State issued $7.5 billion of RAWs ("2002 RAWs"). The 2002 RAWs were repaid in October and November 2002.

      The State issued a total of $12.5 billion of 2002-03 RANs ("2002 RANs") in October 2002 and November 2002 to partially fund its cash flow needs in Fiscal Year 2002-03, including repayment of the 2002 RAWs issued in June 2002. While the State believed when the 2002 RANs were issued that it would have sufficient cash resources in June 2003 to pay the debt service due, circumstances since that time had reduced the State's cash position to such an extent that the debt service could not be paid without further borrowing. The State covenanted in its Resolution for issuance of the 2002 RANs to use its best efforts to issue RAWs if necessary to pay the 2002 RANs. Accordingly, the State issued $10.965 billion of RAWs on June 18, 2003 to provide enough additional cash to pay the debt service due on the 2002 RANs and to pay other State obligations that came due in June 2003 and in the first months of Fiscal Year 2003-04.

      The original cash flow estimates for the 2002-03 Fiscal Year reflect the receipt of $6.6 billion from the sale of Department of Water Resources ("DWR") power revenue bonds in November 2002 and $2.5 billion from the sale of tobacco litigation settlement payments in January 2003. The following major factors, however, have resulted in the reduction of the cash flow estimates as the year has progressed: (i) enactment by the Legislature of mid-year budget reductions in lower amounts than requested by the Governor;
(ii) cancellation of the second part of the planned sale of $2.0 million of tobacco settlement securitization bonds, and (iii) higher than expected expenditures for health and social services and correctional programs due to higher caseloads/population. These negative factors were partially offset by recognition of about $1.1 billion of additional internal borrowable resources.

      The State issued $10.965 billion of 2003 RAWs (the "2003 RAWs") on June 18, 2003. The 2003 RAWs will all mature on June 16, 2004. Cash flows prepared by the Department of Finance, based upon the May Revision, project that there will be sufficient available monies in the General Fund to repay the 2003 RAWs at maturity. This projection depends upon enactment of the 2003-04 Budget and associated legislation substantially as proposed by the Governor, including the issuance of deficit financing bonds. On the maturity date of the 2003 RAWs, payment of principal of and interest on the 2003 RAWs is subject to the prior application of moneys in the General Fund to pay priority payments.

      If it appears to the State that there will be insufficient available money in the General Fund to pay the 2003 RAWs at maturity, the State has agreed to use its best efforts to offer for sale at competitive bid and issue refunding warrants to pay the 2003 RAWs in full. While no assurance can be given that the State would be able to sell refunding warrants, the State has always been able to borrow funds to meet its cash flow needs in the past and expects to take all steps necessary to continue to have access to the short-term and long-term credit markets.

      If the State were unable to issue refunding warrants in sufficient amounts, the State may decide to borrow under seven forward warrant purchase agreements which the State has entered into with seven financial institutions ("Participants"), on a several and not joint basis (the "Forward Purchase Agreements"), which will enable the State to borrow up to $11.2 billion (to cover principal and accrued interest) to obtain additional cash resources to pay the principal of and interest on the 2003 Warrants on their maturity date. The Forward Purchase Agreements do not constitute a guaranty of the 2003 RAWs and contain certain conditions that must be met in order for the State to obtain advances of funds from the Participants. If the State draws upon the Forward Purchase Agreements, it will deliver to the Participants registered warrants due immediately and without a maturity date. Repayment by the State of the registered warrants issued to Participants is subordinate, in rank of the use of available cash resources on any day, to payment of other priority payments including debt service on general obligation bonds. However, the issuance of such registered warrants will severely restrict the State's cash management flexibility.

STATE FINANCES

      THE BUDGET PROCESS. The State's fiscal year begins on July 1 and ends on June 30. The State operates on a budget basis, using a modified accrual system of accounting, with revenues credited in the period in which they are measurable and available and expenditures debited in the period in which the corresponding liabilities are incurred.

      The annual budget is proposed by the Governor by January 10 of each year for the next fiscal year (the "Governor's Budget"). Under State law, the annual proposed Governor's Budget cannot provide for projected expenditures in excess of projected revenues and balances available from prior fiscal years. Following the submission of the Governor's Budget, the Legislature takes up the proposal.

      Under the State Constitution, money may be drawn from the Treasury only through an appropriation made by law. The primary source of the annual expenditure authorizations is the Budget Act as approved by the Legislature and signed by the Governor. The Budget Act must be approved by a two-thirds majority vote of each House of the Legislature. The Governor may reduce or eliminate specific line items in the Budget Act or any other appropriations bill without vetoing the entire bill. Such individual line-item vetoes are subject to override by a two-thirds majority vote of each House of the Legislature.

      Appropriations also may be included in legislation other than the Budget Act. Bills containing appropriations (except for K-12 and community college ("K-14") education) must be approved by a two-thirds majority vote in each House of the Legislature and be signed by the Governor. Bills containing K-14 education appropriations require a simple majority vote. Continuing appropriations, available without regard to fiscal year, also may be provided by statute or the State Constitution. There is litigation pending concerning the validity of such continuing appropriations.

      Funds necessary to meet an appropriation need not be in the State Treasury at the time such appropriation is enacted; revenues may be appropriated in anticipation of their receipt.

      THE GENERAL FUND. The monies of the State are segregated into the General Fund and over 900 special funds, including bond, trust and pension funds. The General Fund consists of revenues received by the State Treasury and not required by law to be credited to any other fund, as well as earnings from the investment of State monies not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most of the major revenue sources of the State. The General Fund may be expended as a consequence of appropriation measures enacted by the Legislature and approved by the Governor, as well as appropriations pursuant to various constitutional authorizations and initiative statutes.

      THE SPECIAL FUND FOR ECONOMIC UNCERTAINTIES. The Special Fund for Economic Uncertainties ("SFEU") is funded with General Fund revenues and was established to protect the State from unforeseen revenue reductions and/or unanticipated expenditure increases. Amounts in the SFEU may be transferred by the State Controller to the General Fund as necessary to meet cash needs of the General Fund. The State Controller is required to return moneys so transferred without payment of interest as soon as there are sufficient moneys in the General Fund. At the end of each fiscal year, the Controller is required to transfer from the SFEU to the General Fund any amount necessary to eliminate any deficit in the General Fund.

      INTER-FUND BORROWINGS. Inter-fund borrowing is used to meet temporary imbalances of receipts and disbursements in the General Fund. As of May 31, 2003, $11.0 billion of outstanding loans from the SFEU or other special funds was used to pay expenditures of the General Fund. As of May 31, 2003, the State had $12.5 billion of short-term external loans that were scheduled to mature in late June 2003.


      INVESTMENT OF FUNDS. Monies on deposit in the State's Centralized Treasury System are invested by the Treasurer in the Pooled Money Investment Account (the "PMIA"). As of April 30, 2003, the PMIA held approximately $7.3 billion of State monies and $22.6 billion of monies invested for about 3,039 local governmental entities.

      PENSION TRUSTS. The three principal retirement systems in which the State participates are the California Public Employees' Retirement System ("CalPERS"), the California State Teachers' Retirement System ("CalSTRS") and the University of California Retirement System ("UCRS").

      According to CalSTRS, its investment portfolio market value as of July 31, 2002 was $92.6 billion compared to $103.0 billion as of July 31, 2001. CalPERS reports that its investment portfolio market value as of July 31, 2002, was $135.5 billion, compared to $155.3 billion as of July 31, 2001.
The excess of actuarial value of assets over actuarial accrued liabilities of CalPERS and CalSTRS as of June 30, 2002 (June 30, 2001 for CalSTRS) was
$6.7 billion and $(2.2) billion ($11.5 billion for UCRS as of June 30, 2002). The declines in investment portfolio value will adversely affect the foregoing data when new actuarial calculations are made later in 2003.

      The State's contribution to the CalPERS and the UCRS are actuarially determined each year, while the State's contribution to the CalSTRS is established by statute. Due to investment losses and increased retirement benefits, the State contribution to the CalPERS has increased from $156.7 million in 2000-01 to $2.2 billion in 2003-04.

      WELFARE REFORM. The Personal Responsibility and Work Opportunity Reconciliation Act of 1996 (the "Law") fundamentally reformed the nation's welfare system. The Law includes provisions to: (1) convert Aid to Families with Dependent Children ("AFDC") from an entitlement program to a block grant titled Temporary Assistance for Needy Families ("TANF"), with lifetime time limits on TANF recipients, work requirements and other changes; (2) deny certain Federal welfare and public benefits to legal non-citizens (amended by subsequent Federal law), allow states to elect to deny additional benefits (including TANF) to legal non-citizens, and generally deny almost all benefits to illegal immigrants; and (3) make changes in the Food Stamp program, including to reduce maximum benefits and impose work requirements. The block grant formula under the Law was operative through June 30, 2003. For the TANF program to continue, the U.S. Congress must pass, and the President must sign, legislation reauthorizing the program to that date. Although reauthorization could simply involve extending the funding period, it is more likely that Congress and the President will consider several key policy changes. It is unknown at this time how the State's TANF funding will be affected by reauthorization.

      The California Work Opportunity and Responsibility to Kids ("CalWORKs") replaced the former AFDC and Greater Avenues to Independence programs effective January 1, 1998. Consistent with Federal law, CalWORKs contains time limits on receipt of welfare aid, both lifetime as well as current period. The centerpiece of CalWORKs is the linkage of eligibility to work participation requirements. Welfare caseloads have declined considerably with the implementation of the CalWORKs program. The 2003-04 CalWORKs caseload is projected to be 514,000, up from 511,000 cases in 2002-03. This represents a major decline in caseload from the rapid growth of the early 1990s, when caseload peaked at 921,000 cases in 1994-95.

      In 2003-04, California will continue to meet, but not exceed, the Federally-required $2.7 billion combined State and county maintenance of effort ("MOE") requirement. In an effort to keep program expenditures within the TANF block grant and TANF MOE amounts, the May Revision proposes to suspend the statutory cost-of-living adjustment for cash grants. The May Revision proposes a one-time augmentation of $156.9 million for employment services to enable recipients to leave aid and become self-sufficient. The May Revision proposes total CalWORKs-related expenditures of $7.0 billion for 2003-04, including child care transfer amounts for the Department of Education and the State's general TANF reserve. The May Revision includes a TANF reserve of $270 million, which is available for unanticipated needs in any program for which TANF block grant funds are appropriated, including CalWORKs benefits, employment services, county administration, and child care costs. For Fiscal Year 2003-04, CalWORKs assistance payments, administration, and employment services are proposed for realignment. Under this proposal, the county share-of-cost for assistance payments would increase from 2.5% to 30%, totaling $782.3 million, and counties would be given a 30% share-of-cost for administration and employment services, totaling $358.8 million, along with a dedicated revenue stream.

      The entire statewide welfare system has been changed in response to CalWORKs, pursuant to which counties are given flexibility to develop their own plans, consistent with State law, to implement the program and to administer many of its elements, and their costs for administrative and supportive services are capped at the 1996-97 levels. Counties are also given financial incentives if, at the individual county level or statewide, the CalWORKs program produces savings associated with specified standards. Counties will still be required to provide "general assistance" aid to certain persons who cannot obtain welfare from other programs.

      LOCAL GOVERNMENTS. The primary units of local government in the State are the counties, ranging in population from 1,200 in Alpine County to over 9,800,000 in Los Angeles County. Counties are responsible for the provision of many basic services, including indigent health care, welfare, jails and public safety in unincorporated areas. There also are 477 incorporated cities and thousands of special districts formed for education, utility and other services. The fiscal condition of local governments has been constrained since the enactment of "Proposition 13" in 1978, which reduced and limited the future growth of property taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Counties, in particular, have had fewer options to raise revenues than many other local government entities and have been required to maintain many services.

      In the aftermath of Proposition 13, the State provided aid to local governments from the General Fund to make up some of the loss of property tax moneys, including taking over the principal responsibility for funding K-14 education. During the recession of the early 1990s, the Legislature eliminated most of the remaining components of post-Proposition 13 aid to local government entities other than K-14 education districts by requiring cities and counties to transfer some of their property tax revenues to school districts. However, the Legislature also provided additional funding sources (such as sales taxes) and reduced certain mandates for local services. The 2002 Budget Act expanded such transfers to temporarily include community redevelopment agencies that were not included in the original transfers.
These agencies will have to pay $75 million to schools in 2002-03. The May Revision proposes to increase this payment to $250 million in 2003-04 with the amount increasing over time until schools receive the amount of property taxes that would have been received in the absence of redevelopment, estimated at approximately $1.25 billion. In addition, the mid-year spending reduction proposals included the transfer of $500 million of unencumbered housing funds from redevelopment agencies to school districts in 2002-03 only.

      The 2002 Budget Act and related legislation continue to provide significant assistance to local governments, including $308 million for various local public safety programs, including $116.3 million for the Citizens' Option for Public Safety ("COPS") program to support local front-line law enforcement, $116.3 million for county juvenile justice and crime prevention programs, $18.5 million for local law enforcement technology grants, $18.5 million to 37 specified small and rural county sheriffs' departments, and $38.2 million for reimbursement of jail booking fees. The May Revision proposes to continue funding for these programs at these levels for COPS, juvenile justice, rural law enforcement and local law enforcement technology grants, as well as to provide $40.15 million for open space subvention reimbursements to cities and counties, for a total of $310 million for local public safety programs in 2003-04.

      A program to offset a portion of the vehicle license fees paid by vehicle owners was established in 1998. The amount of this offset has increased from 25% in 1999 to the current level of 67.5%. This offset is expected to provide tax relief of $3.985 billion in 2002-03. Since 1999, the General Fund has backfilled the offset so that the tax relief did not result in a revenue loss to local governments. As the amount paid by taxpayers has been reduced, however, the amount backfilled by the General Fund has increased. On June 20, 2003, it was determined that insufficient General Fund monies were available to continue to fund any portion of the vehicle license fee offsets to local governments. Accordingly, the vehicle license fees paid by taxpayers will return within 90 days to the pre-1999 level.
This action will reduce General Fund expenditures by about $4.2 billion in Fiscal Year 2003-04 and result in a reduction of approximately $825 million in transfers to local governments if alternate funding is not provided to cover the period of time needed for the Department of Motor Vehicles to phase out the offset from vehicle registration bills.

      Prior to legislation enacted in 1997, local governments provided the majority of funding for the State's trial court system. The legislation consolidated the trial court funding at the State level in order to streamline the operation of the courts, provide a dedicated revenue source, and relieve fiscal pressure on the counties. This resulted in decreasing the county contribution for court operations by $415 million and allowed cities to retain $68 million in fine and penalty revenue previously remitted to the State. The State's trial court system will receive approximately $1.7 billion in State resources and $475 million in resource form the counties in 2002-03.

      REPAYMENT OF ENERGY LOANS. The DWR borrowed money from the General Fund for its power supply program between January and June 2001. DWR has issued approximately $11.25 billion in revenue bonds and used the net proceeds to repay outstanding loans from banks and commercial lenders in the amount of approximately $3.5 billion and a loan from the General Fund of $6.1 billion plus accrued interest of approximately $500 million. Issuance of the DWR revenue bonds had been delayed since mid-2001 by a number of factors, including administrative and legal challenges.

      The loans from the General Fund, banks and commercial lenders financed DWR's power supply program costs during 2001 that exceeded DWR's revenues from the sale of electricity. The general purpose of the power supply program has been to provide to customers of the three major investor-owned electric utilities in the State (the "IOUs") the portion of their power not provided by the IOUs. The power supply program has become self-supporting and no additional loans from the General Fund are authorized. As of January 1, 2003, the DWR's authority to enter into new power purchase contracts terminated, and the IOUs resumed responsibility for obtaining electricity for their customers. The primary source of money to pay debt service on the DWR revenue bonds is revenues derived from customers of the IOUs resulting from charges set by the California Public Utilities Commission. The DWR revenue bonds are not a debt or liability of the State and do not directly or indirectly or contingently obligate the State to levy or to pledge any form of taxation whatever therefor or to make any appropriation for their payment.

      STATE APPROPRIATIONS LIMIT. The State is subject to an annual appropriations limit imposed by the State Constitution (the "Appropriations Limit"). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds.

      Constitutionally, the State is prohibited from spending "appropriations subject to limitation" in excess of the Appropriations Limit.
"Appropriations subject to limitation," with respect to the State, are authorizations to spend "proceeds of taxes," which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed "the cost reasonably borne by that entity in providing the regulation, product or service," but "proceeds of taxes" exclude most state subventions to local governments, tax refunds and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds that are not "proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds.

      There are various types of appropriations excluded from the Appropriations Limit. For example, debt service costs of bonds existing or authorized by January 1, 1979, or subsequently authorized by the voters, appropriations required to comply with mandates of courts or the Federal government, appropriations for qualified capital outlay projects, appropriations for tax refunds, appropriations of revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels, and appropriation of certain special taxes imposed by initiative (e.g., cigarette and tobacco taxes) are all excluded. The Appropriations Limit may be exceeded in cases of emergency.

      The Appropriations Limit in each year is based on the limit for the prior year, adjusted annually for changes in State per capita personal income and changes in population, and adjusted, when applicable, for any transfer of financial responsibility of providing services to or from another unit of government or any transfer of the financial source for the provisions of services from tax proceeds to non-tax proceeds. The measurement of change in population is a blended average of statewide overall population growth and change in attendance at K-14 districts. The Appropriations Limit is tested over consecutive two-year periods. Any excess of the aggregate "proceeds of taxes" received over such two-year period above the combined Appropriations Limits for those two years is divided equally between transfers to K-14 school districts and refunds to taxpayers.

      State law requires an estimate of the Appropriations Limit to be included in the Governor's Budget and thereafter to be subject to the budget process and established in the Budget Act.

      The following table shows the Appropriations Limit for 1999-00 through 2003-04. Because of the extraordinary surge of revenues in 1999-00, the State exceeded its Appropriations Limit by $975 million in that year. Since the excess revenues are calculated over a two-year period, there are no excess revenues for the combined Fiscal Years 1999-00 and 2000-01. As of the release of the May Revision, the Department of Finance projects the Appropriations Limit to be $18.347 billion and $10.984 billion under the Appropriations Limit in Fiscal Years 2002-03 and 2003-04, respectively.

                          State Appropriations Limit
                                  (Millions)

                                                 Fiscal Years
                               1999-00   2000-01    2001-02   2002-03   2003-04

State Appropriations Limit      $50,673 $54,073     $59,318  $59,591   $61,724*
Appropriations Subject to      (51,648)  (51,648)   (40,953)*(41,244)* (55,740)*
Limit

Amount (Over)/Under Limit        $(975) $ 2,425    $18,365*  $18,347*  $10,984*

------------------
*Estimated/Projected.

SOURCE:  State of California, Department of Finance.

      CONSTRAINTS ON THE BUDGETARY PROCESS. Over the years, a number of laws and Constitutional amendments have been enacted, which restrict the use of General Fund or special fund revenues, or otherwise limit the Legislature and Governor's discretion in enacting budgets.

      An initiative statute, called the "After School Education and Safety Program of 2002," was approved by the voters on November 5, 2002, and will require the State to expand funding for before and after school programs in the State's public elementary and middle schools. Beginning with Fiscal Year 2004-05, and in the first year that non-Proposition 98 appropriations exceed the base level by $1.5 billion, the initiative will require the State to appropriate up to $550 million annually, depending on the amount above the trigger level. (The initiative defines the base level as the fiscal year during the period July 1, 2000, through June 30, 2004, for which the State's non-guaranteed General Fund appropriations are the highest as compared to any other fiscal year during that period. Using May 2003 data, Fiscal Year 2000-01 is the base year.) Since non-Proposition 98 General Fund appropriations proposed in the May Revision are $3.95 billion below the "trigger" amount, the initiative is unlikely to require implementation of the funding increase for several years. By comparison, the May Revision includes about $121.6 million for these programs, $428.4 million below the amount that the initiative would require if the full funding increase were in effect.

      A proposed amendment to the State Constitution ("ACA 11") will appear on the March 2004 ballot, and would require the annual transfer of a portion of General Fund revenues to the Twenty-First Century Infrastructure Fund to fund State and local infrastructure projects. Under the proposed amendment, beginning in 2006-07, 1% of General Fund revenues would be transferred to the fund, if General Fund revenues meet specified levels. This transfer could increase annually until it reaches a maximum of 3% by 2013-14. The proposal contains specific triggers that protect the General Fund when certain inflation adjusted revenue levels are not met. The proposal also contains provisions that limit the transfer amount based on debt service or qualified education spending relative to revenue growth. While ACA 11 could result in significant transfers of General Fund revenues to the Twenty-First Century Infrastructure Investment Fund, it is unlikely that the necessary conditions will be met for several years. The yearly increase also would likely be delayed most years with the result that transfers would not reach the 3% level by 2013-14. Based on revenue projections in the May Revision and a yearly inflation rate of 2.9%, the first transfer would be approximately $1 billion in 2010-11 and would not grow for many years. One aspect of this proposed amendment would be to automatically set aside a portion of one-time revenue windfalls for one-time infrastructure expenditures.

      PROPOSITION 98. On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed State funding of public education below the university level and the operation of the State Appropriations Limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Proposition 98 (as modified by Proposition 111, enacted on June 5, 1990), guarantees K-14 schools the greater of (1) in general, a fixed percent of General Fund revenues ("Test 1"); (2) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living and enrollment ("Test 2"); or (3) a third test, which would replace Test 2 in any year when the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in State per capita personal income ("Test 3"). Under Test 3, schools receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If Test 3 is used in any year, the difference between Test 3 and Test 2 would become a "credit" to schools which would be the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth. Legislation adopted prior to the end of Fiscal Year 1988-89, implementing Proposition 98, determined the K-14 schools' funding guarantee under Test 1 to be 40.3% of the General Fund tax revenues, based on 1986-87 appropriations. However, that percent has been adjusted to approximately 35% to account for a subsequent redirection of local property taxes, since such redirection directly affects the share of General Fund revenues to schools.

      The Proposition 98 guarantee is funded from two sources: local property taxes and General Fund. Any amount not funded by local property taxes is funded by the General Fund.

      Proposition 98 permits the Legislature by two-thirds vote of both houses, with the Governor's concurrence, to suspend the K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain excess State tax revenues to K-14 schools. The State's emphasis on improving education resources has resulted in estimated K-12 spending of $6,638 and $6,869 per-pupil in Fiscal Years 2002-03 and 2003-04, respectively. These amounts are 52% and 57% above the 1994-95 level ($4,351 per-pupil).

      Although total revenues (General Fund subject to the State Appropriations limit ("SAL") and local property taxes) have increased steadily since 1994-95, the projected level of General Fund SAL revenue decreased $324 million from the Governor's Budget estimates ($65.088 billion to $64.764 billion). The combined effect of this decrease in revenue, an increase in average daily attendance (from 1.48% to 1.75%) and a $401 million decrease in anticipated local revenue (from $15.013 billion to $14.612 billion), has increased the calculation of the General Fund share of the minimum K-14 funding level $317 million for 2002-03 (from approximately $28.9 billion to approximately $29.2 billion). The revised 2002-03 Proposition 98 appropriations of $29.337 billion reflect $2.6 billion of enacted mid-year reductions. Because of a combination of factors, the minimum guarantee decreased $84 million (from $43.911 billion to $43.827 billion), resulting in a $122.3 million overappropriation in the current year.

      The revenue projection for 2003-04 exceeds the revised 2002-03 estimates by approximately $2.385 billion. The General Fund share of the guarantee will increase approximately $392 million, from $29.3 billion in 2002-03 to $29.7 billion in 2003-04. Proposed total funding for K-14 education provides a funding level of approximately $45.6 billion ($6,869 per K-12 pupil), an increase of 3.5% compared to the revised 2002-03 level.

      TOBACCO LITIGATION. In 1998, the State signed the Master Settlement Agreement (the "MSA") with the four major cigarette manufacturers for payment of approximately $25 billion (subject to adjustments) over 25 years. Under the MSA half of the money will be paid to the State and half to local governments. Payments continue in perpetuity, with current projections of $1.2 billion in 2025, steadily increasing each year to $1.6 billion in 2045.

      The specific amount to be received by the State and local governments is subject to adjustment. Details in the settlement allow reduction of the companies' payments for decreases in cigarette shipment volumes by the settling manufacturers, payments owed to certain previously settled states and certain types of offsets for disputed payments, among other things. However, settlement payments are adjusted upward each year by at least 3% for inflation, compounded annually. During Fiscal Year 2001-02, the General Fund received $478 million in settlement payments. Of that amount, $76 million was deposited in the General Fund and $402 million was deposited into a special fund to pay certain health care costs. The May Revision forecasts payments to the State totaling $474 million and $174 million in 2002-03 and 2003-04, respectively, which will be deposited in a special fund to pay certain health care costs.

      State statutory law allows the issuance of revenue bonds to generate $4.5 billion for the General Fund during Fiscal Year 2002-03 secured by the MSA revenues received by the State beginning in Fiscal Year 2003-04. An initial sale producing $2.5 billion in revenue was completed in January 2003. The second part of the sale, originally scheduled in April 2003, has been cancelled because of uncertainties in the market for the bonds.

SOURCES OF TAX REVENUE

      The May Revision includes the following General Fund revenue proposals: (i) a one-year suspension of the teacher retention tax credit estimated to generate $175 million in 2003-04; (ii) a loan to the General Fund of any excess sales tax revenues on gasoline, estimated to generate $87 million in 2003-04; and (iii) a one-year suspension of the natural heritage preservation tax credit and Employment Development Department participation in the Treasury Offset Program, estimated to generate $15 million in 2003-04.

     To fund the transfer of responsibility for various programs proposed for realignment, the May Revision proposes the following tax increases, which would not be deposited in the General Fund: (i) adding a 10.3% personal income tax bracket at $150,000 for single filers and $300,000 for joint filers, estimated to generate $1.56 billion in 2003-04; and (ii) a 23(cent) per pack increase in the tobacco excise tax estimated to generate $267 million in 2003-04. The May Revision also proposes an additional 40(cent) per pack increase in 2004-05.

      PERSONAL INCOME TAX. The California personal income tax, which accounts for a significant portion of General Fund tax revenues, is closely modeled after the Federal income tax law. It is imposed on net taxable income (gross income less exclusions and deductions), with rates ranging from 1.0% to 9.3%. Personal, dependent and other credits are allowed against the gross tax liability. In addition, taxpayers may be subject to an alternative minimum tax ("AMT"), which is much like the Federal AMT. The personal income tax structure is highly progressive. For instance, it is estimated that the top 1% of taxpayers pay 39.5% of the total personal income tax.

      Taxes on capital gains realizations and stock options, which are largely linked to stock market performance, had become a larger component of personal income taxes over the last half of the 1990s. These two income sources contributed almost a quarter of all General Fund tax revenue in 2000-01, a dramatic increase from their 5.6% share in 1995-96. The increasing influence that these stock market-related income sources had on personal income tax revenues linked to the highly progressive structure added a significant dimension of volatility. Just as the State's remarkable revenue growth was driven by stock market related gains, the current drop-off largely reflects the market's decline. The May Revision forecast estimates that capital gains realizations and stock options accounted for roughly 12% of General Fund tax revenues in 2001-02, and will account for about 7.5% in 2002-03 and in 2003-04.

      SALES TAX. The sales tax is imposed upon retailers for the privilege of selling tangible personal property in California. Most retail sales and leases are subject to the tax. However, exemptions have been provided for certain essentials such as food for home consumption, prescription drugs, gas delivered through mains and electricity. Other exemptions provide relief for a variety of sales ranging from custom computer software to aircraft. Pursuant to Federal law, out-of-state sales to Californians over the Internet are not taxed by the State at this time.

     The breakdown of the basic 7.25% rate imposed on a statewide basis in 2002 is as follows: (i) 5.0% represents the General Fund tax rate; (ii) 2.0% is dedicated to cities and counties; and (iii) 0.25% is dedicated to county transit systems. The May Revision proposes a temporary 1/2(cent) sales tax increase beginning October l, 2003. The revenues from this tax would be dedicated to the repayment of deficit financing bonds anticipated to be issued in 2003-04, and the tax would automatically cease when the bonds are retired.

      Legislation enacted as part of the 2001-02 Budget provided that 0.25% of the basic 5.00% State tax rate may be suspended in any calendar year beginning on and after January 1, 2002, upon certification by the Director of Finance by November 1 in any year in which both of the following occur: (1) the General Fund reserve is expected to exceed 3% of revenues in that fiscal year and (2) actual revenues for the period May 1 through September 30 equal or exceed the revised forecast in May. The 0.25% rate will be reinstated the following year if the Director of Finance subsequently determines conditions
(1) or (2) above are not met for that fiscal year. The reserve was not sufficient to trigger an additional year of reduction for calendar year 2002 or 2003. The May Revision forecast estimates that the reserve level will again be insufficient to trigger a reduction for calendar year 2004.

     CORPORATION TAX. Corporation tax revenues are derived from the following taxes:

      1. The franchise tax and the corporate income tax are levied at an 8.84% rate on profits. The former is imposed on corporations for the privilege of doing business in California, while the latter is imposed on corporations that derive income from California sources but are not sufficiently present to be classified as doing business in the State.

      2. Banks and other financial corporations are subject to the franchise tax plus an additional tax at the rate of 2% on their net income. This additional tax is in lieu of personal property taxes and business license taxes.

      3. The AMT is similar to that in Federal law. In general, the AMT is based on a higher level of net income computed by adding back certain tax preferences. This tax is imposed at a rate of 6.65%.

      4. A minimum franchise tax of up to $800 is imposed on corporations subject to the franchise tax but not on those subject to the corporate income tax. New corporations are exempted from the minimum franchise tax for the first two years of incorporation.

      5.    Sub-Chapter S corporations are taxed at 1.5% of profits.

      The May Revision continues to include the 2003-04 Governor's Budget proposals to (i) prevent banks from utilizing regulated investment companies to avoid California tax by improperly sheltering income; (ii) clarify that the Manufacturers' Investment Credit ("MIC") is intended to apply to manufacturing activities as specified in the Standard Industrial Code; (iii) extend the sunset date of the MIC; and (iv) clarify that current law does not allow Subpart F income to be excluded from a water's edge combined report. These proposals are estimated to generate $95 million of additional revenue in 2003-04, if approved by the Legislature.

      INSURANCE TAX. The majority of insurance written in California is subject to a 2.35% gross premium tax. For insurers, this premium tax takes the place of all other state and local taxes except those on real property and motor vehicles. Exceptions to the 2.35% rate are certain pension and profit-sharing plans that are taxed at the lesser rate of 0.5%, surplus lines and nonadmitted insurance at 3% and ocean marine insurers at 5% of underwriting profits.

      OTHER TAXES. Other General Fund major taxes and licenses include: estate, inheritance and gift taxes; cigarette taxes; alcoholic beverage taxes; horse racing license fees and trailer coach license fees.

      The California estate tax is based on the State death tax credit allowed against the Federal estate tax. The California estate tax is designed to pick up the maximum credit allowed against the Federal estate tax return. The Federal Economic Growth and Tax Reconciliation Act of 2001 phases out the Federal estate tax by 2010. It also reduced the State pick-up tax by 25% in 2002, 50% in 2003, and 75% in 2004 and eliminates it beginning in 2005. The provisions of this Federal act sunset after 2010; at that time, the Federal estate tax will be re-instated along with the State's estate tax, unless future Federal legislation is enacted to make the provisions permanent.

      SPECIAL FUND REVENUES. The State Constitution and statutes specify the uses of certain revenue. Such receipts are accounted for in various special funds. In general, special fund revenues comprise four categories of income: (i) receipts from tax levies, which are allocated to specified functions such as motor vehicle taxes and fees and certain taxes on tobacco product; (ii) charges for special services to specific functions, including such items as business and professional license fees; (iii) rental royalties and other receipts designated for particular purposes (e.g., oil and gas royalties); and (iv) motor vehicle related taxes and fees, which accounted for about 41% of all special fund revenues and transfers in 2001-02. Principal sources of this income are motor vehicle fuel taxes, registration and weight fees and vehicle license fees.

      VEHICLE LICENSE FEE. Vehicle-license fees, over and above the costs of collection and refunds authorized by law, are Constitutionally defined local revenues. Chapter 322, Statutes of 1998 ("Chapter 322"), established a vehicle license fee offset program, scheduled to be implemented in successive stages if General Fund revenues met certain targets. Pursuant to Chapter 322, vehicle license fees were reduced (offset) by 25% beginning January 1, 1999. Later legislation increased the offset to 35% for 2000 and the first half of calendar year 2001, and to 67.5% after July 1, 2001. These offset levels are expected to reduce vehicle license fee revenues by $3.985 billion in Fiscal Year 2002-03.

      TAXES ON TOBACCO PRODUCTS. Proposition 10, approved in 1998, increased the excise tax imposed on distributors selling cigarettes in California to 87(cent) per pack effective January 1, 1999. At the same time, this proposition imposed a new excise tax on cigars, chewing tobacco, pipe tobacco, and snuff at a rate equivalent to the tax increase on cigarettes of 50(cent) per pack. In addition, the higher excise tax on cigarettes automatically triggered an additional increase in the tax on other tobacco products effective July 1, 1999, with the proceeds going to the Cigarette and Tobacco Products Surtax
Fund. Thus, this proposition increased the total excise tax on other tobacco products by an amount equivalent to an increase in the cigarette tax of $1.00 per pack.

     The May Revision proposed a two-step per pack excise tax increase. On July 1, 2003, the excise tax per pack would have increased 23(cent), to $1.10. Only July 1, 2004, the excise tax per pack would increase an additional 40(cent), to $1.50. These proposals would also increase the tax on other tobacco products, beginning July 1, 2004, at a rate equivalent to the 23(cent) per pack tax increase on cigarettes, and beginning July 1, 2005, at a rate equivalent to the 40(cent) per pack tax, with the proceeds going to the Cigarette and Tobacco Products Surtax Fund.

PRIOR FISCAL YEARS' FINANCIAL RESULTS

      Following a severe recession beginning in the early 1990's, the State's financial condition improved markedly during the fiscal years starting in 1995-96 due to a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint based on actions taken in earlier years.

      The economy grew strongly between 1994 and 2000 and, as a result, for the five fiscal years from 1995-96 to 1999-00 the General Fund tax revenues (a total of more than $16 billion over these 5 years) exceeded the estimates made at the time the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98 to make up shortfalls from reduced Federal health and welfare aid in 1995-96 and 1996-97 and to fund new program initiatives, including education spending above Proposition 98 minimums, tax reductions, aid to local government and infrastructure expenditures.

      The 2002-03 Budget released on January 10, 2002 provided final 2000-01 revenue and expenditures. Expenditures in 2000-01 were $78.0 billion, about $2.0 billion below the 2001 Budget Act estimates, with revenues of $71.4 billion. The 2002-03 Governor's Budget reported that the June 30, 2001 SFEU balance, the budget reserve, was approximately $1.3 billion. This figure recognized the disbursement prior to June 30, 2001 of about $6.2 billion from the General Fund to make loans for the DWR power supply program. (At the time of enactment of the 2001 Budget Act, the Department of Finance had estimated the June 30, 2001 balance in the SFEU at $6.3 billion, but without recognition of the loans as an expenditure for budget purposes.)

      The final estimate of Fiscal Year 2001-02 revenues and expenditures, included in the 2003-04 Budget in January 2003, showed an unprecedented drop in revenues compared to the prior year. The final estimate for the three largest tax sources was $59.7 billion, a drop of over $13 billion from 2001-01, the vast bulk of which was attributable to reduced personal income taxes from stock option and capital gains activity. This revenue shortfall and the delay of the DWR power revenue bonds past June 30, 2002 resulted in a substantial budgetary deficit and cash flow difficulties. The Department of Finance estimates that, on budgetary basis, the General Fund had a $2.1 billion deficit at June 30, 2002.

      Within a few months of the start of Fiscal Year 2001-02, the State recognized that economic growth and stock market levels were not meeting projections, and that the revenues were falling below projections. An immediate spending freeze for many State agencies was imposed in November 2001, and the Legislature approved spending reductions and deferrals totaling $2.3 billion for Fiscal Year 2001-02 in January 2002. Despite these steps, as noted above, the State ended the fiscal year in a substantial deficit.

      The 2001 Budget Act altered the six-year transportation-funding plan started in Fiscal Year 2000-01. The Legislature postponed for two years the transfer of sales taxes on gasoline to support transportation programs, and this transfer will take place during Fiscal Years 2003-04 to 2007-08. As a result, $2.5 billion of these sales tax revenues will remain in the General Fund over Fiscal Years 2001-02 and 2002-03. To allow all current projects to remain on schedule through 2002-03, the legislation authorized certain internal loans from other transportation accounts. Part of the 2001 Budget Act compromise was an agreement to place on the March 2002 statewide ballot a Constitutional amendment that would make permanent, after 2007-08, the dedication of sales taxes on gasoline to transportation purposes. This measure was approved by the voters.

CURRENT STATE BUDGETS

      The discussion below of the Fiscal Year 2002-03 budget and the proposed Fiscal Year 2003-04 budget are based on the State's estimates and projections of revenues and expenditures and must not be construed as statements of fact. These estimates and projections are based upon various assumptions, which may be affected by numerous factors, including future economic conditions in the State and the nation, and there can be no assurance that the estimates will be achieved.

      FISCAL YEAR 2002-03 BUDGET. The 2002-03 Budget, released on January 10, 2002, projected a fall-off in General Fund revenues due to the national economic recession combined with the stock market decline, which began in mid-2000. Personal income tax receipts, which include stock option and capital gains realizations, were particularly affected by the slowing economy and stock market decline. As a result, there was a projected combined budget gap for 2001-02 and 2002-03 of approximately $12.5 billion.

      The May revision to the 2002-03 Budget, released in May 2002, projected further deterioration in revenues of $9.5 billion and additional costs of $1.6 billion over Fiscal Years 2001-02 and 2002-03. As a result, the combined budget gap for 2001-02 and 2002-03 rose from the $12.5 billion estimated in January to $23.6 billion.

      The 2002 Budget Act was signed by the Governor on September 5, 2002. The 2002 Budget Act addressed a $23.6 billion gap between expenditures and resources through a combination of program reductions, loans, fund shifts, accelerations and transfers, and modest tax changes including the following:

      1. Program cost savings in Fiscal Years 2001-02 and 002-03 totaling about $7.458 billion, some of which will not be realized.

      2.    The receipt of $4.5 billion in 2002-03 from the securitization
(sale) of a large portion of the State's future receipt of payment from tobacco companies from the settlement of litigation against those companies. This sale was scheduled to close in two segments. The first sale closed in January 2003, producing General Fund revenues of $2.5 billion. The second sale was expected to occur in April 2003 and generate up to $2.0 billion of General Fund revenues, but that sale has been cancelled because of unsettled market conditions.

      3. A total of $2.028 billion in loans from various funds, including $1.218 billion from transportation funds. These long-term loans are not included in reports of inter-fund borrowing.

      4. The shift of $1.328 billion of expenditures from the General Fund to other funding sources, such as special funds and proposed future bond funds.

      5. The receipt of $1.2 billion additional revenues in 2002-03 from a two-year suspension of the net operating loss provisions in current law.

      6. General Fund savings of $1.728 billion from the deferral of $1.047 billion of education expenditures from 2001-02 to early 2002-03 and $681 million of education expenditures from 2002-03 to early 2003-04. These deferrals were not expected to significantly impact underlying programs.

      7. General Fund savings of $1.083 billion ($223 million in 2001-02 and $860 million in 2002-03) from the State's debt restructuring plan to amortize the State's long-term debt to more closely approximate level annual debt service costs rather than the level annual principal. The plan also included the issuance of refunding debt to pay selected maturities of general obligation bonds due between February 2002 and June 2004. The savings identified here are from the first of two phases of refunding bonds; the second phase will reduce costs in Fiscal Year 2003-04.

      8. Anticipated increases in Federal funding for health and human services programs, security/bioterrorism and other areas totaling about $1.081 billion.

      9. Additional revenue of $1.651 billion in 2002-03 due to Federal tax conformity and tax compliance ($1.081 billion); increasing the withholding on stock option and bonus income from 6% to 9.3% ($400 million); and suspending the teacher retention credit for one year ($170 million).

      10. Accelerations and transfers from other funds to the General Fund totaling $1.585 billion.

      The revenue estimates have proved to be substantially overstated, as expected economic recovery has not occurred, among other factors. Based on revised estimates in the May Revision, revenues and transfers in 2002-03 will be $70.8 billion, with expenditures of $78.1 billion, resulting in a cumulative budget deficit through June 30, 2003, of about $10.7 billion. As part of the May Revision, the Governor proposed to eliminate that deficit by issuing long-term bonds, and the Administration accordingly has accrued the bond proceeds in Fiscal Year 2002-03, so that the estimate for the June 30, 2003 SFEU balance was effectively zero.

      Within a few months after the 2002 Budget Act was adopted, it became evident that economic growth, which had been expected to accelerate in the second half of 2002 and into 2003, was instead remaining stagnant, with net job losses statewide. As a result, revenue projections for Fiscal Year 2002-03 were substantially overstated. In mid-November 2002, the Legislative Analyst Office issued a report (the "LAO Report") indicating that, absent corrective actions, the General Fund would have a budget deficit of about $6.1 billion by the end of Fiscal Year 2002-03 (compared to the $1 billion reserve balance predicted in the 2002 Budget Act) and a cumulative budget deficit over $21 billion by the end of Fiscal Year 2003-04. Furthermore, even given accelerating economic growth in 2003 and beyond (which is not assured), there would, unless corrective action were taken, continue to be a substantial deficit between revenues and expenditures, in a potential range from $12-16 billion annually, through at least Fiscal Year 2007-08.

      Shortly after the LAO Report was released, the Governor announced a projected substantial budget gap in 2002-03 and 2003-04 and called a special session of the Legislature to begin on December 9, 2002 to consider legislation for mid-year spending cuts and other budgetary actions. On December 6, 2002, the Governor released proposals for immediate action to reduce the budget gap by about $10.2 billion ($5.5 billion for 2002-03).

      The Legislature passed budget adjustment legislation in March and April, 2003, totaling about $6.9 billion in spending reductions, deferrals and funding transfers ($3.3 billion for 2002-03 and $3.6 billion for 2003-04). The largest part of the reductions (including a $1.1 billion deferral into Fiscal Year 2003-04) is for K-12 education funding. The totals reflect the enactment of legislation in May 2003 permitting the sale of about $1.9 billion of pension obligation bonds to fund the State's 2003-04 payments to the Public Employees' Retirement System.

      FISCAL YEAR 2003-04 BUDGET. The 2003-04 Budget, released on January 10, 2003 (the "2003-04 Budget"), projected a significant downward revision in State revenues as a result of the longer than expected economic recovery.
The decline was mainly due to weak personal income tax revenues, which dropped by nearly 26% in 2001-02 and are expected to decline by another 0.5% in 2002-03. As a result, the State projected a $34.6 billion budget shortfall for 2002-03 and 2003-04.

      The 2003-04 Budget projected revenues for the three largest tax sources to be about $61.7 billion in 2002-03, more than $6 billion lower than projected in the 2002 Budget Act. Most of the decline is attributable to the personal income tax revenues, which are particularly impacted by the stock market's decline. The 2003-04 Budget projected total revenues and transfers of $73.1 billion and $69.2 billion in 2002-03 and 2003-04, respectively. The estimate for 2002-03 included about $2.8 billion of transfers and loans.

      The State proposed the following major actions to close the $34.6 billion budget shortfall for Fiscal Years 2002-03 and 2003-04 combined:

Expenditure reductions totaling $20.7 billion. This amount included reductions of $6.2 billion for K-12 education, $2.1 billion for higher education, $3.3 billion for health and human services, and $2.7 billion for general government. This amount also included $4.2 billion of savings from reducing the vehicle license fee backfill to cities and counties.

     General Fund savings totaling $8.2 billion due to the realignment of various programs, including Mental Health and Substance Abuse, Children and Youth, Healthy Communities, Long-Term Care and Court Security. Under realignment, the responsibility for these programs would be transferred to the cities and counties, and the State-local cost ratios for some programs would be changed. Realignment was estimated to cost counties and trial courts $8.3 billion. However, the Budget also proposed revenue increases to support the increased financial obligations of counties under realignment ($4.6 billion from a 1(cent) sales tax increase, $2.6 billion from the addition of 10% and 11% personal income tax brackets, and $1.2 billion from a $1.10 cigarette tax increase).

Fund shifts from the General Fund to other fund sources totaling $1.9 billion.

Transfers and other revenue of $2.1 billion. This amount included $1.5 billion from revenue sharing agreements that are anticipated to result from compact negotiations with the Indian tribes.

Loans and borrowing of $1.7 billion. This amount included $1.5 billion form pension bonds or a loan to fund certain 2003-04 retirement obligations.

      The LAO Report estimated the two-year budget gap to be around $26 billion, as compared to the Governor's estimate of $34.6 billion. About $3 billion of the difference was attributed to somewhat more optimistic economic and revenue forecasts compared to the Department of Finance. The balance of the difference, about $5.5 billion, represented a difference in methods and timing by which the two agencies identified future spending requirements; this difference does not impact actual budgetary solutions, as the Governor had proposed spending reductions to offset the higher estimate of program requirements.

      On May 14, 2003, the Governor released the May Revision, which provided the latest revenue and economic forecasts, and revised budget proposals for Fiscal Year 2003-04. The May Revision reduced the revenue estimate for 2002-03 to $70.8 billion from the Governor's Budget estimate of $73.1 billion. This results mostly from loss of $2 billion of revenues due to the cancellation of the sale of tobacco securitization bonds in April 2003. Otherwise, tax revenues for the second half of 2002-03 have been very close to the Governor's Budget projections, with some weakness in personal income tax offset by stronger than projected corporation tax receipts. Personal income tax withholding, however, which can be indicative of future economic performance, has been slightly above earlier projections. The May Revision, therefore, has slightly increased the projections for tax revenues for 2003-04.

      As a result principally of the loss of the tobacco securitization proceeds, the lost opportunities for savings because of legislative action in lower amounts than requested by the Governor and higher than expected caseloads/populations for certain health and social services and correctional programs and required school payments, the May Revision has increased the estimated budget gap from $34.6 billion to $38.2 billion. The Governor made a number of fundamental changes in the May Revision from his earlier budget proposals. The most significant changes are the following:

      1. A proposal to eliminate $10.7 billion of the accumulated budget deficit as of June 30, 2003 by issuing bonds during Fiscal Year 2003-04. The bonds would be repaid from a temporary 1/2(cent) sales tax increase estimated to generate about $1.7 billion in 2003-04 and $2.4 billion in 2004-05.

      2. Elimination of most of the local government realignment proposal, leaving only about $1.7 billion for transfer of certain mental health, child abuse prevention and child welfare and adult welfare programs to counties.
To fund this shift, the Governor proposed increases in tobacco taxes of 23(cent) per pack in 2003-04 and an additional 40(cent) per pack in 2004-05, and the creation of a single new 10.3% personal income tax bracket for the highest income taxpayers. The remainder of the realignment proposals are under consideration in the 2003 legislative session for implementation in 2004-05.

      3. Reduction of about $2 billion from the total program cuts and savings, allowing restoration of funding for a number of education, public safety and health programs. The May Revision continued to assume $4.2 billion of savings in 2003-04 from not funding vehicle license fee offsets. On June 20, 2003, it was determined that insufficient General Fund monies were available to fund any portion of the vehicle license fee offsets to local governments, and as of that date the offsets were suspended.

      4. A variety of other proposals for funding shifts, transfers and borrowing (aside from the deficit financing bonds) remain in the May Revision proposals. This includes the previously-mentioned pension bond issue, now estimated in the amount of $1.9 billion. The pension bonds have been authorized in statute, and by the Pension Bond Committee, which is the issuer of such bonds. A validation lawsuit is underway.

ECONOMY AND POPULATION

      ECONOMY. California's economy, the largest among the 50 states and one of the largest in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services. California's economy slipped into a recession in early 2001, losing about 290,000 jobs between March 2001 and January 2002. The recession was concentrated in the State's high-tech sector. From January 2002 to May 2002, employment grew by about 79,000 jobs as the State began to recover.
The recovery stalled at mid-year, however, and the economy was sluggish in the second half of 2002, with unemployment varying narrowly between 6.6% and 6.9% and employment falling by about 38,000 between May 2002 and April 2003.

      The California economy has tracked the national economy quite closely in the last year. Both economies have been sluggish. From April 2002 to April 2003, nonfarm payroll employment fell by 0.1% in the State and 0.3% in the nation. Over that year, state unemployment varied narrowly, never exceeding 6.9 % or falling below 6.6%. The national unemployment rate also was steady but averaged about 0.9% below the State rate. Economic output, however, appears to be growing in both the nation and California. The U.S. Commerce Department recently estimated that total wages and salaries of California workers grew by 2.1% from the fourth quarter of 2001 to the fourth quarter of 2002. (From the fourth quarter of 2000 to the fourth quarter of 2001, they fell by 1.6%). In addition, personal state income tax withholdings were up 4.0% in the first four months of 2003 from a year earlier. State sales tax revenues also increased over that period.

      POPULATION AND LABOR FORCE. The State's July 1, 2002 population of over 35 million represented over 12% of the total United States population.

      California's population is concentrated in metropolitan areas. As of the April 1, 2000 census, 97% resided in the 25 major metropolitan statistical areas in the State. As of July 1, 2000, the 5-county Los Angeles area accounted for 48% of the State's population, with over 16.0 million residents, and the 10-county San Francisco Bay Area represented 21%, with a population of over 7.0 million.

      The following table shows California's population data for 1994 through 2002.

                             Population 1994-02*

                                                                    California
                         % Increase      United       % Increase      as % of
          California        Over         States          Over         United
 Year     Population   Preceding Year  Population   Preceding Year   States *

 1994     31,523,080         0.7%      263,125,821        1.2%         12.0
 1995     31,711,094        0.6        266,278,393        1.2          11.9
 1996     31,962,050        0.8        269,394,284        1.2          11.9
 1997     32,451,746        1.5        272,646,925        1.2          11.9
 1998     32,861,779        1.3        275,854,104        1.2          11.9
 1999     33,417,247        1.7        279,040,168        1.2          12.0
 2000     34,036,376        1.9        282,224,348        1.1          12.1
 2001     34,698,173        1.9        285,317,559        1.1          12.2
 2002     35,301,480        1.7        288,368,698        1.1          12.2

--------------------------
*Population as of July 1.


SOURCE: U.S. Department of Commerce, Bureau of the Census; California figures from State of California, Department of Finance.

      The following table presents civilian labor force data for the resident population, age 16 and over, for the years 1993 to 2002.

                              Labor Force 1993-02

                     LABOR FORCE TRENDS              UNEMPLOYMENT RATE (%)
                        (in Thousands)
     YEAR        LABOR FORCE      EMPLOYMENT       CALIFORNIA     UNITED STATES

     1993           15,360          13,918             9.4%             6.9%
     1994           15,450          14,122            8.6              6.1
     1995           15,412          14,203            7.8              5.6
     1996           15,520          14,400            7.2              5.4
     1997           15,960          14,954            6.3              4.9
     1998           16,336          15,367            5.9              4.5
     1999           16,596          15,732            5.2              4.2
     2000           16,884          16,049            4.9              4.0
     2001           17,183          16,260            5.4              4.8
     2002           17,405          16,242            6.7              5.8

SOURCE:  State of California, Employment Development Department.

      While few jobs are currently being created in the State, growing wages and salaries and personal income tax withholdings suggest that economic output is increasing. Job growth may remain slow for the rest of 2003 before picking up in 2004. Some industries still have too much capacity, dampening prospects for a strong recovery in the near-term. Moreover, if productivity continues to grow as quickly as in the last year, improvement in the labor markets will likely come first in the form of fewer layoffs and longer workweeks for employed workers. Actual employment gains will trail behind, and declines in the unemployment rate will come even later.

LITIGATION

      The State is a party to numerous legal proceedings. The following are the most significant pending proceedings, as reported by the Office of the Attorney General.

      ACTIONS SEEKING FLOOD-RELATED DAMAGES. In January 1997, California experienced major flooding with preliminary estimates of property damage of approximately $1.6 to $2.0 billion. In MCMAHON V. STATE, a substantial number of plaintiffs have joined suit against the State, local agencies, and private companies and contractors seeking compensation for the damages they suffered as a result of the flooding. A trial date has been scheduled for December 1, 2003.

      PATERNO V. STATE OF CALIFORNIA, is a coordinated action involving 3,000 plaintiffs seeking recovery for damages caused by the Yuba River flood of February 1986. The trial court found liability in inverse condemnation and awarded damages of $500,000 to a sample of plaintiffs. The State's potential liability to the remaining plaintiffs ranges from $800 million to $1.5 billion. In 1992, the State and plaintiffs filed appeals of the decision in the sample plaintiffs' action, and upon remand, plaintiffs' inverse condemnation cause of action was re-tried. The trial court ruled that plaintiffs take nothing from defendants. The outcome of this trial controls with regard to the claims of all other plaintiffs. Plaintiffs filed an appeal with the Court of Appeal, and briefing is completed.

      TAX REFUND CASES. The State is involved in the appeal of two refund actions, CALIFORNIA ASSN. OF RETAIL TOBACCONISTS (CART), ET AL. V. BOARD OF EQUALIZATION, ET AL., and CIGARETTES CHEAPER!, ET AL. V. BOARD OF EQUALIZATION, ET AL. which have been consolidated for appeal as MCLANE/SUNEAST, ET AL V. BOARD OF EQUALIZATION, ET AL., that challenge the constitutionality of Proposition 10, which established the Children and Families Commission and local county commissions and increased the excise tax on tobacco products to fund early childhood development programs. Plaintiffs contend that Proposition 10 is unconstitutional under various provisions of the California Constitution, levies an impermissible double tax on certain tobacco products, and violates numerous other provisions of law. This appeal follows judgment in favor of all defendants as to all counts. There is exposure as to the entire $750 million per year collection under Proposition 10 together with interest, which could amount to several billion dollars by the time the case is finally resolved. This appeal follows judgment in favor of all defendants as to all counts, and on June 10, 2003 the appellate court affirmed that judgment. It is not known whether plaintiffs will seek Supreme Court review of this decision.

      Four pending cases (GENERAL MOTORS CORP. V. FRANCHISE TAX BOARD; FARMER BROTHERS COMPANY V. FRANCHISE TAX BOARD; MICROSOFT CORPORATION V. FRANCHISE TAX BOARD AND MONTGOMERY WARD LLC V. FRANCHISE TAX BOARD) allege that the corporate tax deduction for dividends received that is based on the amount of the dividend-paying corporation's income subject to California franchise taxes violates the commerce clause of the United States Constitution. In two of these cases, GENERAL MOTORS and FARMER BROTHERS, the trial courts determined there is a violation of the commerce clause. Both of the decisions have been appealed. An appellate court decision adverse to the State in any of these cases could ultimately result in refunds of approximately $400 million to similarly situated taxpayers, with an ongoing annual loss of revenue of approximately $60 million.

      Five pending cases challenge, as a violation of the due process and commerce clauses of the United States Constitution, the Franchise Tax Board's treatment of receipts from investment of cash in short-term financial instruments and the resulting impact on the apportionment of corporate income allegedly earned outside of California to the corporation's California tax obligations. These cases include THE LIMITED STORES, INC. AND AFFILIATES V. FRANCHISE TAX BOARD; TOYS "R" US, INC. V. FRANCHISE TAX BOARD; MICROSOFT CORPORATION V. FRANCHISE TAX BOARD (as described above); GENERAL MOTORS CORPORATION V. FRANCHISE TAX BOARD (as described above); and MONTGOMERY WARD LLC V. FRANCHISE TAX BOARD (as described above). The trial courts in GENERAL MOTORS and THE LIMITED STORES ruled in favor of the Franchise Tax Board on this issue, and the plaintiffs have appealed that decision in that case. The trials in TOYS "R" US, INC. and MICROSOFT CORPORATION are complete and post-trial briefing is underway in both cases. Other taxpayers have raised the same issue in administrative actions. A final decision in favor of any of these plaintiffs could result in tax refunds to similarly situated taxpayers in an amount exceeding $500 million, with a potential future annual revenue loss of $50 million.

      In EISENHOWER MEDICAL CENTER, ET AL. V. STATE BD OF EQUALIZATION, 117 hospitals claim that certain intravenous sets and diagnostic substances are "medicines" and exempt from sales and use taxes. The State Board of Equalization (the "SBE") has taken the position that intravenous sets (other than those used primarily for feeding) and diagnostic substances are not medicines and, therefore, are subject to sales and use taxes. The trial court has ruled in favor of the SBE and an appeal is expected. Due to a retroactive regulatory change that the SBE adopted during the pendency of this case, specified types of internal feeding supplies are now exempt from sales and use taxes. Therefore, even if the State prevails on appeal, refunds will be required in the amount of approximately $10 million. Should the plaintiffs ultimately prevail on all issues, estimated refunds to plaintiffs and others similarly situated hospitals would total approximately $400 million and estimated future revenue loss would be $70 million per year.

      In COUNTY OF ORANGE V. ORANGE COUNTY ASSESSMENT APPEALS BOARD #3, BEZAIRE, ET. AL., REAL PARTIES IN INTEREST, Orange County has appealed a trial court judgment that the assessor's office, received property taxes from two taxpayers in excess of the Constitutional amounts collectable under Proposition 13. The legal claim in this class action lawsuit focuses on the constitutionality of the practice of the Orange County assessor's office to increase or "recapture" the assessed values of real properties that temporarily decline and then increase in value. The trial court's judgment will bind only Orange County and its assessor's office; however, the effects of a final determination by an appellate court that the contested assessment practices are contrary to Proposition 13 could result in an increase in the State general fund component of the financing guarantee to public schools established by Proposition 98 in an amount in excess of several billion dollars.

      TOBACCO SETTLEMENT REVENUE CHALLENGES.  In FORCES ACTION PROJECT ET AL.
V. STATE OF CALIFORNIA ET AL., various smokers rights groups challenge the MSA as it pertains to California, Utah and the City and County of San Francisco. Plaintiffs assert a variety of constitutional challenges, including that the settlement represents an unlawful tax on smokers. The court dismissed the complaint for lack of subject matter jurisdiction because the plaintiffs lacked standing to sue, and also concluded that the plaintiffs' claims against the State and its officials are barred by the 11th Amendment of the United States Constitution. On August 15, 2001, the 9th Circuit Court of Appeals affirmed the district court's dismissal of plaintiffs' claims, and following remand, and again following a petition for rehearing, affirmed the district court's denial of plaintiffs' motion for leave to amend their complaint. It is not yet known whether the plaintiffs will seek review by the Supreme Court.

      In GRAND RIVER ENTERPRISES SIX NATIONS, LTD., ET AL. V. LOCKYER ET AL., six cigarette manufacturers sued the Attorneys General of 31 states, challenging (1) the states' escrow statutes, which require tobacco product manufacturers that did not participate in the MSA between the states and certain other tobacco product manufacturers to pay money into escrow accounts and (2) several states' complementary contraband statutes, which make it illegal for distributors to sell cigarettes made by the nonparticipating tobacco product manufacturers which have not made their required deposits into escrow. Plaintiffs claim that these statures violate the 1st and 14th amendments of the United States Constitution, as well as the Commerce Clause, and Federal anti-trust laws. They are seeking a permanent injunction against implementation and enforcement of these statutes. The Attorneys General of 30 of the states, including California, are coordinating the defense of this case through the National Association of Attorneys General Tobacco Project. The participating Attorneys General moved to dismiss the case for lack of personal jurisdiction over the out-of-state Attorneys General and, alternatively, for failure to state a claim on which relief can be granted. Oral argument was heard on March 13, 2003. The matter has been taken under submission.

      ENERGY MATTERS. In PEOPLE V. ACN ENERGY, INC., ET AL., the court is considering whether and to what extent compensation is due to market participants which have claimed compensation as a result of the Governor's issuance of executive orders, under the California Emergency Service Act, "commandeering" power purchase arrangements held by Pacific Gas & Electric Company ("PG&E") and Southern California Edison ("SCE"), referred to as "block forward contracts." In this action the State seeks a declaration that the State is not liable for damages as a result of these orders, nor for compensation for inverse condemnation, and that any damages suffered by any of the defendants is offset by payments made by the DWR for electricity received under the "commandeered" "block forward contracts." Complaints and cross-complaints for inverse condemnation, recovery under the Emergency Services Act and other causes of action brought by various electric utilities and numerous other market participants have been joined. In an administrative proceeding before the Government Claims Board (which was dismissed on procedural grounds), the California Power Exchange stated claims for "commandeering" the "block forward contracts" in the amount of approximately $1.0 billion.

      In PACIFIC GAS AND ELECTRIC COMPANY V. THE STATE OF CALIFORNIA, PG&E filed a complaint for breach of contract alleging that statutes enacted in 1996 as part of the restructuring of the electric power industry in California (the "Restructure") established a "regulatory contract" between the State and PG&E that authorized PG&E to sell the output of its retained generation facilities in interstate power markets at regulated prices and to sell the facilities themselves, and that by amending the Restructure in 2001 the State deprived PG&E of the right to such sales and thereby breached that "regulatory contract." PG&E's complaint seeks damages in an amount to be proven, but in a previous administrative procedure sought damages of at least $4.3 billion to compensate for the losses alleged in this action. In January 2002, the court dismissed the lawsuit. The plaintiffs have filed a notice of appeal in this matter.

      In a government claim filed on February 21, 2003, Allegheny Energy Supply Company ("Allegheny") and Allegheny Trading Finance Company seek recovery from the State in an amount in excess of $5.0 billion, stemming from a contract dispute with the DWR. The claimants allege that certain challenges filed with the Federal Energy Regulatory Commission ("FERC") and other State agencies, which sought to have the contract reformed or abrogated, constituted a breach of contract by the DWR. The claimants also allege that such actions and other public statements by the DWR and the State caused Allegheny to be unable to securitize future payments under its contract, and caused Allegheny's credit rating to be reduced. In a related proceeding, the DWR filed a complaint on January 29, 2003 seeking declaratory relief that the contract is void.

      ENVIRONMENTAL CLEANUP MATTER. In a Federal Environment Protection Agency ("U.S. EPA") administrative abatement action entitled IN THE MATTER
OF: LEVIATHAN MINE, ALPINE COUNTY, CALIFORNIA, REGIONAL WATER QUALITY CONTROL BOARD, LAHONTAN REGION, STATE OF CALIFORNIA, the State, as owner of the Leviathan Mine, is a party though the Lahontan Regional Water Quality Control Board ("Board"), which is the State entity responsible for performing certain environmental remediation at the Leviathan Mine site. Also a party is ARCO, the successor in interest to the mining company that caused certain pollution of the mine site. The Leviathan Mine site is listed on the U.S. EPA "Superfund" List, and both remediation costs and costs for Natural Resource Damages may be imposed on the State. The Board has undertaken certain remedial action at the mine site, but the U.S. EPA's decision on the interim and final remedies are pending. ARCO has filed several state law claims against the State, but litigation on these claims have been tolled by agreement of the parties until at least October 2004. It is possible these matters could result in a potential loss to the State in excess of $400 million.

      ESCHEATED PROPERTY CLAIMS. In five pending cases, plaintiffs claim that the State Controller has a constitutional and statutory duty to give notice prior to the time that the Controller sells property that has escheated to the State: FONG V. CONNELL, HARRIS V. CONNELL, LUSBY-TAYLOR V. CONNELL, ORFIELD V. CONNELL and SUEVER V. CONNELL. The plaintiffs seek damages, which the FONG plaintiffs have articulated as being in the amount of the difference between the amount they were paid for the stock upon its sale, and either the current value of the stock or the highest market value of the stock between the date the stock was sold and the present. All the cases except FONG are styled as class actions, though in LUSBY-TAYLOR and HARRIS, that issue was not determined prior to the trial court decisions that are being appealed. Plaintiffs in FONG have appealed the denial of their motion to convert their case to a class action. If one or more of these cases are successful as a class action and the class ultimately prevails on the merits, damages for the class could be in excess of $500 million. The State has prevailed at the trial court in FONG, HARRIS and LUSBY-TAYLOR. Both SUEVER and ORFIELD are in the early stages of litigation in the trial court.

      ACTION SEEKING DAMAGES FOR ALLEGED VIOLATIONS OF PRIVACY RIGHTS. In GAIL MARIE HARRINGTON-WISELY, ET AL. V. STATE OF CALIFORNIA, ET AL., a proposed class action, plaintiffs seek damages for alleged violations of prison visitors' rights resulting from the Department of Corrections' use of a body imaging machine to search visitors entering state prisons for contraband. If this action is certified as a class action, and a court were to award damages pursuant to the California Civil Code for every use of the body-imaging machine, damages could be as high as $3 billion.

      ACTIONS SEEKING PROGRAM MODIFICATION. In the following cases, plaintiffs seek court orders or judgments that would require the State to modify existing programs and, except as specified, do not seek monetary damages. Nevertheless, a judgment against the State in any one of these cases could require changes in the challenged program that could result in increased programmatic costs to the State in a future fiscal year in excess of $400 million. Alternatively, in some circumstances, it may be possible that a judgment against the State could be addressed by legislative changes to the program that would cost less.

      In WILLIAMS, ET AL., V. STATE OF CALIFORNIA, ET AL., a class action for declaratory relief and injunction brought by public school students against the State, the Board of Education, and Department of Education and the Superintendent of Public Instruction, the class alleges inadequacies in the public education system and seeks a variety of programmatic changes to the system. Trial was set for August 2004.

      In NATURAL RESOURCES DEFENSE COUNCIL ET AL. V. CALIFORNIA DEPARTMENT OF TRANSPORTATION ET AL., plaintiffs obtained an injunction requiring the Department of Transportation (the "DOT") to comply with National Pollution Discharge Elimination System requirements under the Federal Clean Water Act (the "Act") in connection with storm water discharges from State highways and construction sites in the area that includes Los Angeles and Ventura Counties. There is an established dispute resolution procedure intended to resolve disputes without a return to Federal court. Subsequent modifications of the injunction have provided for, among other things, studies of pilot projects to address control of the sources of storm water pollution and the performance of studies of pilot projects to retrofit highways with storm water pollution control facilities. There has been no agreement regarding what measures arising out of these studies will be implemented. Plaintiff's position is that the DOT should be required to retrofit its facilities with devices to treat storm water regardless of whether any construction is planned in any given area. For planning purposes, the DOT is including an additional 3% in the cost of all construction and maintenance projects to pay for compliance measures. This 3% increase amounts to $500 million through Fiscal Year 2006-07. While the impact of a judgment of the scope sought by the plaintiffs is difficult to determine, it is possible that a judgment that would require the State to retrofit all its highway facilities throughout the State could cost billions of dollars.

      The following three cases seek reforms to State programs for the treatment of institutionalized disabled persons. Some rough estimates suggest the financial impact of a judgment against the State in any of these cases could be as high as $1 billion per year in programming costs going forward.

      In CHARLES DAVIS V. CALIFORNIA HEALTH AND HUMAN SERVICES AGENCY, ET AL. the plaintiffs brought a class action under a number of Federal acts, including the Americans with Disabilities Act (the "ADA"), seeking declaratory and injunctive relief, alleging that persons who are institutionalized with disabilities at a San Francisco 1,200 bed skilled nursing facility (Laguna Honda Hospital) who require long term care should be assessed as to whether they can be treated at home or in a community-based facilities, and then provided appropriate care.

      In STEPHEN SANCHEZ, ET AL. V. GRANTLAND JOHNSON, ET AL., the plaintiffs have brought a class action seeking declaratory and injunctive relief, alleging, in part, that provider rates for community-based services for developmentally disabled individuals are discriminatory under the ADA and violate the Social Security Act, the Civil Rights Act and the Rehabilitation Act because they result in unnecessary institutionalization of developmentally disabled persons.

      In CAPITOL PEOPLE FIRST V. DEPARTMENT OF DEVELOPMENTAL SERVICES, a consortium of state and national law firms and public-interest groups brought suit against the Departments of Finance, California Department of Developmental Services and California Department of Health Services. The suit alleges that defendants are violating the Lanterman Act, the ADA, and the Rehabilitation Act by needlessly isolating thousands of people with developmental disabilities in large facilities. The case seeks sweeping reforms, including requiring the State to offer a full range of community-based services.



(PAGE)

                                  APPENDIX B


                              Rating Categories

      Description of certain ratings assigned by S&P, Moody's and Fitch:

S&P

LONG-TERM

AAA
An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong. The rating 'AA' may be modified by the addition of a plus (+) or minus (-) sign designation to show relative standing within this rating category.

SHORT-TERM

SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.

COMMERCIAL PAPER

A-1
This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

MOODY'S

LONG-TERM

Aaa
Bonds rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa
Bonds rated 'Aa' are judged to be of high quality by all standards. Together with the 'Aaa' group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in 'Aaa' securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the 'Aaa' securities.

Moody's applies numerical modifiers 1, 2, and 3 to the 'Aa' generic rating classification. The modifier 1 indicates that the obligation ranks in the higher end of the rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of the rating category.

PRIME RATING SYSTEM (SHORT-TERM)

Issuers rated PRIME-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

Leading market positions in well-established industries.

High rates of return on funds employed.

Conservative capitalization structure with moderate reliance on debt and ample asset protection.

Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

Well-established access to a range of financial markets and assured sources of alternate liquidity.

MIG/VMIG--U.S. SHORT-TERM

Municipal debt issuance ratings are designated as Moody's Investment Grade
(MIG) and are divided into three levels -- MIG 1 through MIG 3.

The short-term rating assigned to the demand feature of variable rate demand obligations (VRDOs) is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG 1/VMIG1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

FITCH

LONG-TERM INVESTMENT GRADE

AAA
HIGHEST CREDIT QUALITY. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
VERY HIGH CREDIT QUALITY. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

SHORT-TERM

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1
HIGHEST CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

A plus (+) or minus (-) sign designation may be appended to the 'AA' or F1 rating to denote relative status within the rating category.


--------------------------------------------------------------------------------
           DREYFUS BASIC MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
                                    PART B
                    (STATEMENT OF ADDITIONAL INFORMATION)

                               NOVEMBER 1, 2003

--------------------------------------------------------------------------------


      This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of the Dreyfus BASIC Massachusetts Municipal Money Market Fund (the "Fund"), dated November 1, 2003, as it may be revised from time to time. The Fund is a separate, non-diversified portfolio of The Dreyfus/Laurel Tax-Free Municipal Funds (the "Trust"), an open-end management investment company, known as a mutual fund, that is registered with the Securities and Exchange Commission ("SEC"). To obtain a copy of the Fund's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, visit the Dreyfus.com website, or call one of the following numbers:


            Call Toll Free 1-800-645-6561
            In New York City -- Call 1-718-895-1206
            Outside the U.S. -- Call 516-794-5452


      The financial statements of the Fund for the fiscal year ended June 30, 2003, including, notes to the financial statements and supplementary information and the Independent Auditors' Report, are included in the Annual Report to shareholders. A copy of the Annual Report accompanies this Statement of Additional Information. The financial statements included in the Annual Report, and the Independent Auditors' Report thereon contained therein, and related notes, are incorporated herein by reference.


                              TABLE OF CONTENTS
                                                                           PAGE


Description of the Fund/Trust..............................................B-2
Management of the Fund Trust...............................................B-14
Management Arrangements....................................................B-19
Purchase of Shares.........................................................B-22
Redemption of Shares.......................................................B-24
Shareholder Services.......................................................B-29
Determination of Net Asset Value...........................................B-31
Performance Information....................................................B-32
Dividends, Other Distributions and Taxes...................................B-33
Portfolio Transactions.....................................................B-36
Information About the Fund/Trust...........................................B-38
Counsel and Independent Auditors...........................................B-39
Appendix A.................................................................B-40
Appendix B.................................................................B-63


(PAGE)

                        DESCRIPTION OF THE FUND/TRUST

      The Trust is an open-end management investment company organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated March 28, 1983, amended and restated December 9, 1992, and subsequently further amended. On May 8, 1996, the Fund's "Investor" and "Class R" share class designations were eliminated, the Fund became a single share class fund, and the Fund's name was changed from "Dreyfus/Laurel Massachusetts Tax-Free Money Fund" to "Dreyfus BASIC Massachusetts Municipal Money Market Fund."


      As a municipal money market fund, the Fund invests in debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, and certain other specified securities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal income tax ("Municipal Obligations").

      The Dreyfus Corporation ("Dreyfus") serves as the Fund's investment adviser.


      Dreyfus Service Corporation (the "Distributor") is the distributor of the Fund's shares.


      GENERAL INVESTMENT OBJECTIVE AND POLICIES. The Fund seeks to provide a high level of current income exempt from Federal income taxes and Massachusetts personal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. As a fundamental policy, the Fund normally invests at least 80% of the value of its total assets in the Municipal Obligations of the Commonwealth of Massachusetts, its political subdivisions, authorities and corporations, and certain other specified securities, that provide income exempt from Federal and Commonwealth of Massachusetts personal income taxes (collectively, "Massachusetts Municipal Obligations").


      Under normal market conditions, the Fund attempts to invest 100%, and will invest a minimum of 80%, of its total assets in Massachusetts Municipal Obligations. When, in the opinion of Dreyfus, adverse market conditions exist for Massachusetts Municipal Obligations, and a "defensive" investment posture is warranted, the Fund may temporarily invest more than 20% of its total assets in money market instruments having maturity and quality characteristics comparable to those for Massachusetts Municipal Obligations, but which produce income exempt from Federal but not Massachusetts personal income taxes for resident shareholders of Massachusetts, or more than 20% of its total assets in taxable obligations (including obligations the interest on which is included in the calculation of alternative minimum tax for individuals). Periods when a defensive posture is warranted include those periods when the Fund's monies available for investment exceed the Massachusetts Municipal Obligations available for purchase to meet the Fund's rating, maturity and other investment criteria.

      The Fund pursues its objective by investing in a varied portfolio of high quality, short-term Massachusetts Municipal Obligations.

      The Massachusetts Municipal Obligations purchased by the Fund may include: (1) municipal bonds; (2) municipal notes; (3) municipal commercial paper; and (4) municipal lease obligations. The Fund will limit its portfolio investments to securities that, at the time of acquisition, (i) are rated in the two highest short-term rating categories by at least two nationally recognized statistical rating organization ("NRSROs") (or by one NRSRO if only one NRSRO has rated the security), (ii) if not rated, are obligations of an issuer whose comparable outstanding short-term debt obligations are so rated, or (iii) if not rated, are of comparable quality, as determined by Dreyfus under procedures established by the Trust's Board of Trustees (the "Board" or "Trustees" or "Board of Trustees"). The Fund will limit its investments to securities that present minimal credit risk, as determined by Dreyfus under procedures established by the Board of Trustees.

      Because many issuers of Massachusetts Municipal Obligations may choose not to have their obligations rated, it is possible that a large portion of the Fund's portfolio may consist of unrated obligations. Unrated obligations are not necessarily of lower quality than rated obligations, but to the extent the Fund invests in unrated obligations, the Fund will be more reliant on Dreyfus' judgment, analysis and experience than would be the case if the Fund invested in only rated obligations. The Fund invests only in securities that have remaining maturities of thirteen months or less at the date of purchase. Floating rate or variable rate obligations (described below) which are payable on demand under conditions established by the SEC, may have a stated maturity in excess of thirteen months; these securities will be deemed to have remaining maturities of thirteen months or less. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less. The Fund seeks to maintain a constant net asset value ("NAV") of $1.00 per share, although there is no assurance it can do so on a continuing basis, using the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), which Rule includes various maturity, quality and diversification requirements. The maturity of certain securities and other instruments, including loans of portfolio securities, repurchase agreements and investments in other money market funds, will be determined in accordance with the provisions of Rule 2a-7.

      The Fund is classified as a "non-diversified" investment company, as defined under the 1940 Act. However, the Fund intends to conduct its operations so that it will qualify under the Internal Revenue Code of 1986, as amended (the "Code"), as a "regulated investment company." To continue to qualify, among other requirements, the Fund will be required to limit its investments so that, at the close of each quarter of the taxable year, with respect to at least 50% of its total assets, not more than 5% of such assets will be invested in the securities of a single issuer. In addition, not more than 25% of the value of the Fund's total assets may be invested in the securities of a single issuer at the close of each quarter of the taxable year. The provisions of the Code place limits on the extent to which the Fund's portfolio may be non-diversified. The Fund may invest more than 5% of its total assets in the securities of one issuer only if those securities are in the highest short-term rating category or are determined to be of comparable quality by Dreyfus.

      The ability of the Fund to meet its investment objective is subject to the ability of municipal issuers to meet their payment obligations. In addition, the Fund's portfolio will be affected by general changes in interest rates which may result in increases or decreases in the value of Fund holdings. Investors should recognize that, in periods of declining interest rates, the Fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the influx of new money to the Fund will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing the Fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.

      The Fund may invest without limit in Massachusetts Municipal Obligations which are repayable out of revenue streams generated from economically related projects or facilities or whose issuers are located in Massachusetts. Sizable investments in these obligations could increase risk to the Fund should any of the related projects or facilities experience financial difficulties. The Fund is authorized to borrow up to 10% of its total assets for temporary or emergency purposes and to pledge its assets to the same extent in connection with such borrowings.

CERTAIN PORTFOLIO SECURITIES

      DESCRIPTION OF MUNICIPAL OBLIGATIONS. "Municipal Obligations" and "Massachusetts Municipal Obligations" include the following:

      MUNICIPAL BONDS. Municipal Bonds, which generally have a maturity of more than one year when issued, have two principal classifications: General Obligation Bonds and Revenue Bonds. A Private Activity Bond is a particular kind of Revenue Bond. The classification of General Obligation Bonds, Revenue Bonds and Private Activity Bonds are discussed below.

      1. General Obligation Bonds. The proceeds of these obligations are used to finance a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. General Obligation Bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.

      2. Revenue Bonds. Revenue Bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security for a Revenue Bond is generally the net revenues derived from a particular facility, group of facilities or, in some cases, the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund whose money may be used to make principal and interest payments on the issuer's obligations. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

      3. Private Activity Bonds. Private Activity Bonds, which are considered Municipal Bonds if the interest paid thereon is exempt from Federal income tax, are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. As discussed below under "Dividends, Other Distributions and Taxes", interest income on these bonds may be an item of tax preference subject to the Federal alternative minimum tax for individuals and corporations.

      MUNICIPAL NOTES. Municipal Notes generally are used to provide for short-term capital needs and generally have maturities of thirteen months or less. Municipal Notes include:

      1. Tax Anticipation Notes. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use and business taxes, and are payable from these specific future taxes.

      2. Revenue Anticipation Notes. Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Programs.

      3. Bond Anticipation Notes. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

      MUNICIPAL COMMERCIAL PAPER. Issues of Municipal Commercial Paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by agencies of state and local governments to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

      MUNICIPAL LEASE OBLIGATIONS. Municipal leases may take the form of a lease or a certificate of participation in a purchase contract issued by state and local government authorities to obtain funds to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets. A lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, although the lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make payments due under the lease obligation. Municipal leases have special risks not normally associated with Municipal Bonds. These obligations frequently contain "non-appropriation" clauses that provide that the governmental issuer of the obligation has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the legislative body on a yearly or other periodic basis. Although the obligations will be secured by the leased equipment, the disposition of the equipment in the event of foreclosure might prove difficult. For purposes of the 10% limitation on the purchase of illiquid securities, the Fund will not consider the municipal lease obligations or certificates of participation in municipal lease obligations in which it invests as liquid, unless Dreyfus determines, based upon such factors as the frequency of trades and quotes for the obligation, the number of dealers willing to purchase or sell the security and the number of other potential buyers, the willingness of dealers to undertake to make a market in the security and the nature of marketplace trades, that the security is liquid for purposes of such limitation.

      Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.


      PORTFOLIO SECURITIES. The average distribution of investments (at value) in Municipal Obligations by ratings for the fiscal year ended June 30, 2003, computed on a monthly basis, was as follows:




                     Moody's                  Standard &
 Fitch Ratings  or   Investors Service,  or   Poor's Ratings     Percentage
("FITCH")            INC. ("MOODY'S")         SERVICES ("S&P")   Of Value


F-1+, F-1            VMIG 1, MIG 1,           SP-1+, SP-1,         86.0%
                     P-1                      A1+, A1
AAA, AA, A           Aaa, Aa, A              AAA, AA, A            2.6%
Not Rated            Not Rated               Not Rated            11.4%(1)

                                                                 100.0%
---------------
(1) Those securities which are not rated have been determined by Dreyfus to be of comparable quality to securities in the VMIG 1/MIG 1 rating category.


      The actual distribution of the Fund's Municipal Obligations by ratings on any given date will vary. In addition, the distribution of the Fund's investments by rating as set forth above should not be considered as representative of the Fund's future portfolio composition.

      USE OF RATINGS AS INVESTMENT CRITERIA. The ratings of NRSROs such as S&P, Fitch and Moody's represent the opinions of these agencies as to the quality of Municipal Obligations which they rate. It should be emphasized, however, that such ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Fund as initial criteria for the selection of portfolio securities, but the Fund will also rely upon the independent advice of Dreyfus to evaluate potential investments. Among the factors which will be considered are the short-term and long-term ability of the issuer to pay principal and interest and general economic trends. Further information concerning the ratings of the NRSROs and their significance is described in Appendix B to this Statement of Additional Information.

      After being purchased by the Fund, the rating of a Municipal Obligation may be reduced below the minimum rating required for purchase by the Fund or the issuer of the Municipal Obligation may default on its obligations with respect to the Municipal Obligation. In that event, the Fund will dispose of the Municipal Obligation as soon as practicable, consistent with achieving an orderly disposition of the Municipal Obligation, unless the Board of Trustees determines that disposal of the Municipal Obligation would not be in the best interest of the Fund. In addition, it is possible that a Municipal Obligation may cease to be rated or an NRSRO might not timely change its rating of a particular Municipal Obligation to reflect subsequent events. Although neither event will require the sale of such Municipal Obligation by the Fund, Dreyfus will consider such event in determining whether the Fund should continue to hold the Municipal Obligation. In addition, if an NRSRO changes its rating system, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

      TENDER OPTION BONDS. The Fund may invest up to 10% of the value of its assets in tender option bonds. A tender option bond is a Municipal Obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Obligation's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Dreyfus, on behalf of the Fund, will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Obligation, of any custodian and the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Obligations and for other reasons. The Fund will not invest more than 10% of the value of its net assets in illiquid securities, which would include tender option bonds for which the required notice to exercise the tender feature is more than seven days if there is no secondary market available for these obligations.

      FLOATING RATE AND VARIABLE RATE OBLIGATIONS. The Fund may purchase floating rate and variable rate obligations, including participation interests therein. Floating rate or variable rate obligations provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate at a major commercial bank) and that the Fund can demand payment of the obligation at par plus accrued interest. Variable rate obligations provide for a specified periodic adjustment in the interest rate, while floating rate obligations have an interest rate which changes whenever there is a change in the external interest rate. Frequently such obligations are secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying creditor or of the bank, as the case may be, must, as determined by Dreyfus under the supervision of the Trustees, be equivalent to the quality standard prescribed for the Fund. In addition, Dreyfus monitors the earning power, cash flow and other liquidity ratios of the issuers of such obligations, as well as the creditworthiness of the institution responsible for paying the principal amount of the obligations under the demand feature. Changes in the credit quality of banks and other financial institutions that provide such credit or liquidity enhancements to the Fund's portfolio securities could cause losses to the Fund and affect its share price. The Fund is currently permitted to purchase floating rate and variable rate obligations with demand features in accordance with requirements established by the SEC, which, among other things, permit such instruments to be deemed to have remaining maturities of thirteen months or less, notwithstanding that they may otherwise have a stated maturity in excess of thirteen months.

      The Fund may invest in participation interests purchased from banks in floating rate or variable rate Municipal Obligations owned by banks. A participation interest gives the purchaser an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation, and provides a demand feature. Each participation is backed by an irrevocable letter of credit or guarantee of a bank (which may be the bank issuing the participation interest, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the participation interest) that Dreyfus, under the supervision of the Trustees, has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the instrument back to the issuing bank or draw on the letter of credit on demand for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. The Fund is currently permitted to invest in participation interests when the demand provision complies with conditions established by the SEC. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the Municipal Obligations over the negotiated yield at which the instruments were purchased by the Fund.

      WHEN-ISSUED SECURITIES. The Fund may purchase Municipal Obligations on a when-issued basis (i.e., for delivery beyond the normal settlement date at the stated price and yield). The payment obligation and the interest rate that will be received on the Municipal Obligations purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment. Although the Fund generally will purchase Municipal Obligations on a when-issued basis only with the intention of actually acquiring the securities, the Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy.

      Municipal Obligations purchased on a when-issued basis and the securities held in the Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates (which will generally result in similar changes in value, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility of fluctuation in the Fund's NAV. Purchasing Municipal Obligations on a when-issued basis can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction.

      The Fund will segregate permissible liquid assets in an amount at least equal to the amount of its when-issued commitments. When the time comes to pay for when-issued securities, the Fund will meet its obligations from then-available cash flow, sale of the segregated securities, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a value greater or lesser than the Fund's payment obligations). Sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are not exempt from Federal income tax.

      PURCHASE OF SECURITIES WITH STAND-BY COMMITMENTS. Pursuant to an exemptive order issued by the SEC under the 1940 Act, the Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a broker-dealer, dealer or bank would agree to purchase, at the Fund's option, a specified Municipal Obligation at a specified price. Stand-by commitments acquired by the Fund may also be referred to as "put options." The amount payable to the Fund upon its exercise of a stand-by commitment normally would be (a) the acquisition cost of the Municipal Obligation, less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the security, plus (b) all interest accrued on the security since the last interest payment date during the period. Absent unusual circumstances, in determining NAV the Fund would value the underlying Municipal Obligation at amortized cost. Accordingly, the amount payable by the broker-dealer, dealer or bank upon exercise of a stand-by commitment will normally be substantially the same as the portfolio value of the underlying Municipal Obligation.

      The Fund's right to exercise a stand-by commitment is unconditional and unqualified. Although the Fund could not transfer a stand-by commitment, the Fund could sell the underlying Municipal Obligation to a third party at any time. It is expected that stand-by commitments generally will be available to the Fund without the payment of any direct or indirect consideration. The Fund may, however, pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund's portfolio will not exceed
0.5 of 1% of the value of the Fund's total assets calculated immediately after such stand-by commitment was acquired.

      The Fund intends to enter into stand-by commitments only with broker-dealers, dealers or banks that Dreyfus believes present minimum credit risks. The Fund's ability to exercise a stand-by commitment will depend on the ability of the issuing institution to pay for the underlying securities at the time the commitment is exercised. The credit of each institution issuing a stand-by commitment to the Fund will be evaluated on an ongoing basis by Dreyfus in accordance with procedures established by the Trustees.

      The Fund intends to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation or maturity of the underlying Municipal Obligation, which will continue to be valued in accordance with the amortized cost method. Each stand-by commitment will be valued at zero in determining NAV. Should the Fund pay directly or indirectly for a stand-by commitment, its costs will be reflected as an unrealized loss for the period during which the commitment is held by the Fund and will be reflected in realized gain or loss when the commitment is exercised or expires. Stand-by commitments will not affect the dollar-weighted average maturity of the Fund's portfolio. The Fund understands that the Internal Revenue Service ("IRS") has issued a revenue ruling to the effect that a registered investment company will be treated for Federal income tax purposes as the owner of Municipal Obligations acquired subject to stand-by commitments and the interest on the Municipal Obligations will be tax-exempt to the Fund.

      CUSTODIAL RECEIPTS. The Fund may purchase securities, frequently referred to as "custodial receipts", representing the right to receive future principal and interest payments on Municipal Obligations underlying such receipts. A number of different arrangements are possible. In a typical custodial receipt arrangement, an issuer or a third party owner of a Municipal Obligation deposits such obligation with a custodian in exchange for two or more classes of receipts. The class of receipts that the Fund may purchase has the characteristics of a typical tender option security backed by a conditional "put", which provides the holder with the equivalent of a short-term variable rate note. At specified intervals, the interest rate for such securities is reset by the remarketing agent in order to cause the securities to be sold at par through a remarketing mechanism. If the remarketing mechanism does not result in a sale, the conditional put can be exercised. In either event, the holder is entitled to full principal and accrued interest to the date of the tender or exercise of the "put". The "put" may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Obligation and for other reasons.
Before purchasing such security, Dreyfus is required to make certain determinations with respect to the likelihood of, and the ability to monitor, the occurrence of the conditions that would result in the put not being exercisable. The interest rate for these receipts generally is expected to be below the coupon rate of the underlying Municipal Obligations and generally is at a level comparable to that of a Municipal Obligation of similar quality and having a maturity equal to the period between interest rate readjustments. These custodial receipts are sold in private placements. The Fund also may purchase directly from issuers, and not in a private placement, Municipal Obligations having the characteristics similar to the custodial receipts in which the Fund may invest.

      Other types of tax-exempt instruments that may become available in the future may be purchased by the Fund as long as Dreyfus believes the quality of these instruments meets the Fund's quality standards.

      TAXABLE INVESTMENTS. The Fund anticipates being as fully invested as practicable in Municipal Obligations. Because the Fund's purpose is to provide income exempt from Federal and state personal income taxes, the Fund will invest in taxable obligations only if and when Dreyfus believes it would be in the best interests of its shareholders to do so. Situations in which the Fund may invest up to 20% of its total assets in taxable securities include: (a) pending investment of proceeds of sales of shares of the Fund or of portfolio securities, (b) pending settlement of purchases of portfolio securities, and (c) when the Fund is attempting to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may temporarily invest more than 20% of its total assets in taxable securities to maintain a "defensive" posture when, in the opinion of Dreyfus, it is advisable to do so because of adverse market conditions affecting the market for Municipal Obligations. The Fund may invest in only the following kinds of taxable securities maturing in one year or less from the date of purchase: (1) obligations of the United States Government, its agencies or instrumentalities; (2) commercial paper rated at the time of purchase at least Prime-1 by Moody's or A-1 by S&P; (3) certificates of deposit of domestic banks with total assets of $1 billion or more; and (4) repurchase agreements (instruments under which the seller of a security agrees to repurchase the security at a specific time and price) with respect to any securities that the Fund is permitted to hold.

      REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with member banks of the Federal Reserve System or certain non-bank dealers. Under each repurchase agreement the selling institution will be required to maintain the value of the securities subject to the agreement at not less than their repurchase price. If a particular bank or non-bank dealer defaults on its obligation to repurchase the underlying debt instrument as required by the terms of a repurchase agreement, the Fund will incur a loss to the extent that the proceeds it realizes on the sale of the collateral are less than the repurchase price of the instrument. In addition, should the defaulting bank or non-bank dealer file for bankruptcy, the Fund could incur certain costs in establishing that it is entitled to dispose of the collateral and its realization on the collateral may be delayed or limited. Investments in repurchase agreements are subject to the policy prohibiting investment of more than 10% of the Fund's net assets in illiquid securities including repurchase agreements maturing in more than seven days, and other securities not readily marketable.

      OTHER INVESTMENT COMPANIES. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with its investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

SPECIAL FACTORS AFFECTING THE FUND

      INVESTING IN MASSACHUSETTS MUNICIPAL OBLIGATIONS. You should review the information in "Appendix A", which provides a brief summary of special investment considerations and risk factors relating to investing in Massachusetts Municipal Obligations.

      CREDIT ENHANCEMENTS. Certain instruments in which the Fund may invest, including floating rate securities, tender option bonds, custodial receipts, variable amount master demand notes, municipal lease obligations or certificates of participation in municipal lease obligations and variable rate obligations, may be backed by letters of credit or insured or guaranteed by financial institutions, such as banks or insurance companies, whose credit quality ratings are judged by Dreyfus to be comparable in quality to the two highest quality ratings of Moody's or S&P. Changes in the credit quality of banks, broker-dealers and other financial institutions that provide such credit or liquidity enhancements to the Fund's portfolio securities could cause losses to the Fund, affect its liquidity and affect its share price.

      MASTER-FEEDER OPTION. The Trust may in the future seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. Shareholders of the Fund will be given at least 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interest of the Fund and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although the Fund believes that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

      CERTAIN INVESTMENTS. From time to time, to the extent consistent with its investment objective, policies and restrictions, the Fund may invest in securities of companies with which Mellon Bank, N.A. ("Mellon Bank"), an affiliate of Dreyfus, has a lending relationship.

      INVESTMENT RESTRICTIONS


      FUNDAMENTAL. The Fund's policy normally to invest at least 80% of its total assets in Massachusetts Municipal Obligations (or other investments with similar investment characteristics) is a fundamental policy. The following limitations have also been adopted by the Fund as fundamental. The Fund may not change any of these fundamental policies or investment limitations without the consent of: (a) 67% or more of the shares present at a meeting of shareholders duly called if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund, whichever is less. The Fund may not:


      1. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this limitation, U.S. Government securities and state or municipal governments and their political subdivisions are not considered members of any industry. In addition, this limitation does not apply to investments of domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks.)

      2. Borrow money or issue senior securities as defined in the 1940 Act, except that (a) the Fund may borrow money in an amount not exceeding one-third of the Fund's total assets at the time of such borrowing, and (b) the Fund may issue multiple classes of shares. The purchase or sale of futures contracts and related options shall not be considered to involve the borrowing of money or issuance of senior securities.

      3. Make loans or lend securities, if as a result thereof more than one-third of the Fund's total assets would be subject to all such loans. For purposes of this restriction, debt instruments and repurchase agreements shall not be treated as loans.

      4. Underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Fund's investment program may be deemed an underwriting.


      5. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, including mortgage loans, or securities of companies that engage in the real estate business or invest or deal in real estate or interests therein).


      6. Purchase or sell commodities, except that the Fund may enter into futures contracts and related options, forward currency contracts and other similar instruments.

      The Fund may, notwithstanding any other fundamental investment policy or restriction, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objective and fundamental policies and restrictions as the Fund.


      NONFUNDAMENTAL. The Fund has also adopted the following additional restrictions as non-fundamental. These non-fundamental restrictions may be changed without shareholder approval, in compliance with applicable law and regulatory policy. The Fund may not:


      1. Purchase or retain the securities of any issuer if the officers, directors or Trustees of the Trust, its advisers, or managers owning beneficially more than one half of one percent of the securities of each issuer together own beneficially more than 5% of such securities.

      2. Purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities will exceed 5% of its total assets, except that: (a) this restriction shall not apply to standby commitments, and (b) this restriction shall not apply to the Fund's transactions in futures contracts and related options.

      3. Purchase warrants if at the time of such purchase: (a) more than 5% of the value of the Fund's net assets would be invested in warrants, or
(b) more than 2% of the value of the Fund's assets would be invested in warrants that are not listed on the New York Stock Exchange ("NYSE") or American Stock Exchange ("AMEX") (for purposes of this limitation, warrants acquired by the Fund in units or attached to securities will be deemed to have no value).

      4. Invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, and other securities which are not readily marketable. For purposes of this restriction, illiquid securities shall not include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 and securities which may be resold under Rule 144A under the Securities Act of 1933, provided that the Board of Trustees, or its delegate, determines that such securities are liquid based upon the trading markets for the specific security.

      5. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets and except to the extent otherwise permitted by the 1940 Act.

      6. Purchase oil, gas or mineral leases (the Fund may, however, purchase and sell the securities of companies engaged in the exploration, development, production, refining, transporting and marketing of oil, gas or minerals).

      7. Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amounts to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

      8. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

      9. Purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

      If a percentage restriction is adhered to at the time of an investment, a later change in such percentage resulting from a change in the values of assets will not constitute a violation of such restriction. With respect to
Fundamental Restriction No. 2, if borrowings exceed    33-1/3% of the value
of the Fund's total assets as a result of a change in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.

      The investment objective, policies, restrictions, practices and procedures of the Fund, unless otherwise specified, may be changed without shareholder approval. If the Fund's investment objective, policies, restrictions, practices or procedures change, shareholders should consider whether the Fund remains an appropriate investment in light of their then current position and needs.


                         MANAGEMENT OF THE FUND/TRUST

      The Board is responsible for the management and supervision of the Fund, and approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:

      The Dreyfus Corporation...............................Investment Adviser
      Dreyfus Service Corporation..................................Distributor
      Dreyfus Transfer, Inc.....................................Transfer Agent
      Mellon Bank, N.A. .............................................Custodian





        Trustees of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships and affiliations, are shown below. Each of the Trustees also serves as a Director of The Dreyfus/Laurel Funds, Inc. and as a Trustee of The Dreyfus/Laurel Funds Trust (collectively, with the Trust, the "Dreyfus/Laurel Funds") and Dreyfus High Yield Strategies Fund.

TRUSTEES OF THE TRUST*



Name (Age)                          Principal Occupation
POSITION WITH TRUST (SINCE)         DURING PAST 5 YEARS                      OTHER BOARD MEMBERSHIPS AND AFFILIATIONS

Joseph S. DiMartino (60)            Corporate Director and Trustee           The Muscular Dystrophy Association,
Chairman of the Board                                                           Director
(1999)                                                                       Levcor International, Inc., an apparel fabric
                                                                               processor, Director
                                                                             Century Business Services, Inc., a provider
                                                                                of outsourcing functions for small and
                                                                                medium size companies, Director
                                                                             The Newark Group, a provider of a national
                                                                                market of paper recovery facilities,
                                                                                paperboard mills and paperboard
                                                                                converting plants, Director

James Fitzgibbons (69)              Chairman of the Board, Davidson Cotton   Howes Leather Corporation, Director
Board Member                        Company (1998-2001)
(1983)

J. Tomlinson Fort (75)              Of Counsel, Reed Smith LLP               Allegheny College, Trustee
Board Member                        (1998 - Present)                         Pittsburgh Ballet Theatre, Trustee
(1994)                                                                       American College of Trial Lawyers, Fellow

Kenneth A. Himmel (57)              President and CEO, Related Urban         -
Board Member                        Development, a real estate development
(1983)                              company (1996-Present)

                                    President and CEO, Himmel & Company, a
                                    real estate development company
                                    (1980-Present)

                                    CEO, American Food Management,
                                    a restaurant company (1983-Present)

Stephen J. Lockwood (56)            Chairman of the Board, Stephen J.        BDML Holdings, an insurance company,
Board Member                        Lockwood and Company LLC, an                Chairman of the Board
(1993)                              investment company                       Affiliated Managers Group, an
                                    (2000 - Present)                            investment management company, Director

                                    Chairman of the Board and CEO,
                                    LDG Reinsurance Corporation
                                    (1977-2000)

Roslyn Watson (54)                  Principal, Watson Ventures, Inc.,        American Express Centurion Bank,
Board Member                        a real estate investment company            Director
(1992)                              (1993 - Present)                         The Hyams Foundation Inc., a Massachusetts
                                                                                Charitable Foundation, Trustee
                                                                             National Osteoporosis Foundation, Trustee

Benaree Pratt Wiley (57)            President and CEO, The Partnership, an   Boston College, Trustee
Board Member                        organization dedicated to increasing     The Greater Boston Chamber of
(1998)                              the representation of African               Commerce, Director
                                    Americans in positions of leadership,    The First Albany Companies, Inc., an
                                    influence and decision-making in            investment bank, Director
                                    Boston, MA                               Mass Development, Director
                                    (1991 - Present)                         Commonwealth Institute, Director
                                                                             Efficacy Institute, Director
                                                                             PepsiCo Africa - America, Advisory Board


--------
*    None of the Trustees are "interested persons" of the Trust, as defined in the 1940 Act.




      Board members are elected to serve for an indefinite term. The Trust has standing audit, nominating and compensation committees, each comprised of its Board members who are not "interested persons" of the Trust, as defined in the 1940 Act. The function of the audit committee is to oversee the Trust's financial and reporting policies and certain internal control matters; the function of the nominating committee is to select and nominate all candidates who are not "interested persons" of the Trust for election to the Board; and the function of the compensation committee is to establish the appropriate compensation for serving on the Board. The nominating committee does not normally consider nominees recommended by shareholders. The Trust also has a standing valuation committee comprised of any one Board member. The function of the valuation committee is to assist in valuing the Fund's investments. The audit committee met twice during the fiscal year ended June 30, 2003. The nominating, compensation and valuation committees had no meetings during the last fiscal year.

      The table below indicates the dollar range of each Board member's ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2002.

                                             Aggregate Holding of Funds in
                                             the Dreyfus Family of Funds for
NAME OF BOARD MEMBER        FUND SHARES      WHICH RESPONSIBLE AS A BOARD MEMBER


Joseph S. DiMartino              None                    over $100,000

James Fitzgibbons                None                    over $100,000


J. Tomlinson Fort                None                    None


Kenneth A. Himmel                None                    None

Stephen J. Lockwood              None                    None

Roslyn Watson                    None                    None

Benaree Pratt Wiley              None                    $1 - $10,000



      As of December 31, 2002, none of the Board members or their immediate family members owned securities of Dreyfus, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Dreyfus, or the Distributor.


OFFICERS OF THE TRUST


STEPHEN E. CANTER, PRESIDENT SINCE MARCH 2000. Chairman of the Board, Chief
      Executive Officer, and Chief Operating Officer of Dreyfus and an officer of 95 investment companies (comprised of 188 portfolios) managed by Dreyfus. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 58 years old, and has been an employee of Dreyfus since May 1995.

STEPHEN R. BYERS, EXECUTIVE VICE PRESIDENT.  Chief Investment Officer, Vice
      Chairman and a director of Dreyfus, and an officer of 95 investment companies (comprised of 188 portfolios) managed by Dreyfus. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 50 years old and has been an employee of Dreyfus since January 2000. Prior to joining Dreyfus, he served as an Executive Vice President - Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.


MARK N. JACOBS, VICE PRESIDENT SINCE MARCH 2000.  Executive Vice President,
      Secretary and General Counsel of Dreyfus, and an officer of 96 investment companies (comprised of 204 portfolios) managed by Dreyfus. He is 57 years old, and has been an employee of Dreyfus since June 1977.

STEVEN F. NEWMAN, SECRETARY SINCE MARCH 2000.  Associate General Counsel and
      Assistant Secretary of Dreyfus, and an officer of 96 investment companies (comprised of 204 portfolios) managed by Dreyfus. He is 54 years old, and has been an employee of Dreyfus since July 1980.

JAMES WINDELS, TREASURER SINCE NOVEMBER 2001.  Director - Mutual Fund
      Accounting of Dreyfus, and an officer of 96 investment companies (comprised of 204 portfolios) managed by Dreyfus. He is 45 years old, and has been an employee of Dreyfus since April 1985.

JEFF PRUSNOFSKY, ASSISTANT SECRETARY SINCE MARCH 2000.  Associate General
      Counsel of Dreyfus, and an officer of 24 investment companies (comprised of 84 portfolios) managed by Dreyfus. He is 38 years old, and has been an employee of Dreyfus since January 1986.

MICHAEL A. ROSENBERG, ASSISTANT SECRETARY SINCE MARCH 2000.  Associate
      General Counsel of Dreyfus, and an officer of 93 investment companies (comprised of 197 portfolios) managed by Dreyfus. He is 43 years old, and has been an employee of Dreyfus since October 1991.

ROBERT S. ROBOL, ASSISTANT TREASURER.  Senior Accounting Manager - Money
      Market Funds of Dreyfus, and an officer of 37 investment companies (comprised of 78 portfolios) managed by Dreyfus. He is 39 years old and has been an employee of Dreyfus since October 1988.

KENNETH J. SANDGREN, ASSISTANT TREASURER SINCE NOVEMBER 2001.  Mutual Funds
      Tax Director of Dreyfus, and an officer of 96 investment companies (comprised of 204 portfolios) managed by Dreyfus. He is 49 years old, and has been an employee of Dreyfus since June 1993.

WILLIAM GERMENIS, ANTI-MONEY LAUNDERING COMPLIANCE OFFICER SINCE JULY 2002.
      Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 91 investment companies (comprised of 199 portfolios) managed by Dreyfus. He is 33 years old and has been an employee of the Distributor since October 1998.

      The address of each Trustee and officer is 200 Park Avenue, New York, New York 10166.


      No officer or employee of Dreyfus or the Distributor (or of any parent, subsidiary or affiliate thereof) receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Dreyfus/Laurel Funds pay each Director/Trustee who is not an "interested person" of the Trust (as defined in the 1940 Act) $40,000 per annum, plus $5,000 per joint Dreyfus/Laurel Funds Board meeting attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone. The Dreyfus/Laurel Funds also reimburse each Director/Trustee who is not an "interested person" of the Trust (as defined in the 1940 Act) for travel and out-of-pocket expenses.
The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund.

      In addition, the Trust currently has two Emeritus Board members who are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members.


      The aggregate amount of fees and expenses received by each current Trustee from the Trust for the fiscal year ended June 30, 2003, and from all other funds in the Dreyfus Family of Funds for which such person was a Board member (the number of portfolios of such funds is set forth in parentheses next to each Board member's total compensation) during the year ended December 31, 2002 were as follows:


                                                      Total Compensation
                              Aggregate               From the Trust and
Name of Board                 Compensation            Fund Complex Paid
MEMBER                        FROM THE TRUST#         TO BOARD MEMBER*


Joseph S. DiMartino           $27,083                 $815,938 (189)

James M. Fitzgibbons          $21,667                 $ 89,000 (25)

J. Tomlinson Fort             $21,667               $ 90,000 (25)

Kenneth A. Himmel             $20,000               $ 82,000 (25)

Stephen J. Lockwood           $20,000               $ 83,000 (25)

Roslyn M. Watson              $21,667               $ 90,000 (25)

Benaree Pratt Wiley           $21,667               $ 90,000 (25)

----------------------------
# Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to Dreyfus, are in fact paid directly by Dreyfus to the non-interested Trustees. Amount does not include reimbursed expenses for attending Board meetings, which amounted to $4,255 for the Trust.
* Represents the number of separate portfolios comprising the investment companies in the Fund complex, including the Fund, for which the Board member serves.

      The officers and Trustees of the Trust as a group owned beneficially less than 1% of the total shares of the Fund outstanding as of October 6, 2003.

      PRINCIPAL SHAREHOLDERS. As of October 6 2003, the following shareholder was known by the Fund to own of record 5% or more of the outstanding Fund shares: Boston Safe & Company, c/o Mellon Bank, PO Box 534005, Pittsburgh, PA 15253-4005; 77.8434%.


      A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.


                           MANAGEMENT ARRANGEMENTS

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE FUND'S PROSPECTUS ENTITLED "EXPENSES" AND "Management".



      INVESTMENT ADVISER. Dreyfus is a wholly-owned subsidiary of Mellon Bank, which is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a global financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets.

      Dreyfus serves as the investment adviser for the Fund pursuant to an Investment Management Agreement (the "Investment Management Agreement") between Dreyfus and the Trust, subject to the overall authority of the Board of Trustees in accordance with Massachusetts laws. Pursuant to the Investment Management Agreement, Dreyfus provides, or arranges for one or more third parties to provide, investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. As investment manager, Dreyfus manages the Fund by making investment decisions based on the Fund's investment objective, policies and restrictions. The Investment Management Agreement is subject to review and approval at least annually by the Board of Trustees.


      In approving the current Investment Management Agreement, the Board considered a number of factors, including the nature and quality of the services provided by Dreyfus; the investment philosophy and investment approach as applied to the Fund by Dreyfus; the investment management expertise of Dreyfus in respect of the Fund's investment strategies; the personnel, resources and experience of Dreyfus; the Fund's performance history and the management fees paid to Dreyfus relative to those of mutual funds with similar investment objectives, strategies and restrictions; Dreyfus' costs of providing services under the Investment Management Agreement; and ancillary benefits Dreyfus may receive from its relationship with the Fund.

      The Investment Management Agreement will continue from year to year provided that a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and either a majority of all Trustees or a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities approve its continuance. The Trust may terminate the Investment Management Agreement upon the vote of a majority of the Board of Trustees or upon the vote of a majority of the outstanding voting securities of the Fund on 60 days' written notice to Dreyfus. Dreyfus may terminate the Investment Management Agreement upon 60 days' written notice to the Trust. The Investment Management Agreement will terminate immediately and automatically upon its assignment.


      The following persons are officers and/or directors of Dreyfus:
Stephen E. Canter, Chairman of the Board, Chief Executive Officer and Chief Operating Officer; Michael G. Millard, President and a director; Stephen R. Byers, Chief Investment Officer, Vice Chairman and a director; J. Charles Cardona, Vice Chairman and a director; Lawrence S. Kash, Vice Chairman; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman and a director; Diane P. Durnin, Executive Vice President; Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Patrice M.
Kozlowski, Senior Vice President-Corporate Communications;   Mary Beth
Leibig, Vice President-Human Resources; Theodore A. Schachar, Vice President-Tax; Angela E. Price, Vice President; Wendy H. Strutt, Vice President; Ray Van Cott, Vice President-Information Systems; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Steven G. Elliott, David F. Lamere, Martin G. McGuinn and Richard W. Sabo, directors.

      The Trust, Dreyfus and the Distributor each have adopted a Code of Ethics, that permits its personnel, subject to the Code of Ethics, to invest in securities that may be purchased or held by the Fund. Dreyfus' Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by Dreyfus. In that regard, portfolio managers and other investment personnel of Dreyfus must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with Dreyfus' Code of Ethics and are also subject to the oversight of Mellon's Investment Ethics Committee. Portfolio managers and other investment personnel who comply with the preclearance and disclosure procedures of Dreyfus' Code of Ethics and the requirements of the Committee, may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

      EXPENSES. The Investment Management Agreement with Dreyfus provides for a "unitary fee". Under the unitary fee structure, Dreyfus pays all expenses of the Fund except: (i) brokerage commissions, (ii) taxes, interest and extraordinary expenses (which are expected to be minimal), and (iii) Rule 12b-1 fees, as applicable. Under the unitary fee, Dreyfus provides, or arranges for one or more third parties to provide, investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. Although, under the Investment Management Agreement, Dreyfus is not required to pay the fees and expenses of the non-interested Trustees (including counsel fees), Dreyfus is required to reduce its management fee by the amount of such fees and expenses. For the provision of such services directly, or through one or more third parties, Dreyfus receives as full compensation for all services and facilities provided by it, a fee computed daily and paid monthly at the annual rate of 0.45% of the value of the Fund's average daily net assets. The Investment Management Agreement provides that certain redemption, exchange and account closeout charges are payable directly by the Fund's shareholders to the Fund's Transfer Agent (although the Fund will waive such fees if the closing balance in the shareholder's account on the business day immediately preceding the effective date of the transaction is $50,000 or more) and the fee payable by the Fund to Dreyfus is not reduced by the amount of charges payable to the Transfer Agent. From time to time, Dreyfus may voluntarily waive a portion of the investment management fees payable by the Fund, which would have the effect of lowering the expense ratio of the Fund and increasing return to investors. Dreyfus also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate. Expenses attributable to the Fund are charged against the Fund's assets; other expenses of the Trust are allocated among its funds on the basis determined by the Trustees, including, but not limited to, proportionately in relation to the net assets of each fund.


      For the last three fiscal years, the Fund paid the following management fees:

                         For the Fiscal Year Ended June 30,


                         2003            2002              2001

Management Fee           $851,636        $745,947          $664,598

      THE DISTRIBUTOR. The Distributor, a wholly-owned subsidiary of Dreyfus, located at 200 Park Avenue, New York, New York 10166, serves as the Fund's distributor on a best efforts basis pursuant to an agreement with the Trust which is renewable annually. Dreyfus may pay the Distributor for shareholder services from Dreyfus' own assets, including past profits but not including the management fee paid by the Fund. The Distributor may use part or all of such payments to pay certain banks, securities brokers or dealers and other financial institutions ("Agents") for these services. The Distributor also acts as distributor for the other funds in the Dreyfus Family of Funds.


      TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of Dreyfus, 200 Park Avenue, New York, New York 10166, serves as the Trust's transfer and dividend disbursing agent. Under a transfer agency agreement with the Trust, the Transfer Agent arranges for the maintenance of shareholder account records for the Trust, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Trust during the month, and is reimbursed for certain out-of-pocket expenses.

      Mellon Bank, the parent of Dreyfus, located at One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, acts as the custodian of the Fund's investments. Under a custody agreement with the Trust, Mellon Bank holds the Fund's portfolio securities and keeps all necessary accounts and records.
For its custody services, Mellon Bank receives a monthly fee based on the market value of each Fund's assets held in custody and receives certain securities transaction charges. The fee is paid to Mellon Bank by Dreyfus pursuant to the Fund's unitary fee structure. Dreyfus Transfer, Inc. and Mellon Bank, as custodian, have no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.


                               PURCHASE OF SHARES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES", "SERVICES FOR FUND INVESTORS", AND "INSTRUCTIONS FOR REGULAR ACCOUNTS".

      GENERAL. Fund shares are sold without a sales charge. You may be charged a fee if you effect transactions in Fund shares through an Agent. Share certificates are issued only upon written request. No certificates are issued for fractional shares. It is not recommended that the Fund be used as a vehicle for Keogh, IRA or other qualified retirement plans. The Fund reserves the right to reject any purchase order.

      The minimum initial investment is $25,000. The Fund may waive its minimum initial investment requirement for new Fund accounts opened through an Agent whenever Dreyfus Institutional Services Division ("DISD") determines for the initial account opened through such Agent which is below the Fund's minimum initial investment requirement that the existing accounts in the Fund opened through that Agent have an average account size, or the Agent has adequate intent and access to funds to result in maintenance of accounts in the Fund opened through that Agent with an average account size, in an amount equal to or in excess of $25,000. DISD will periodically review the average size of the accounts opened through each Agent and, if necessary, reevaluate the Agent's intent and access to funds. DISD will discontinue the waiver as to new accounts to be opened through an Agent if DISD determines that the average size of accounts opened through that Agent is less than $25,000 and the Agent does not have the requisite intent and access to funds. Subsequent investments must be at least $1,000 (or at least $100 in the case of persons who have held Fund shares as of May 8, 1996). The initial investment must be accompanied by the Fund's Account Application.


      You may purchase Fund shares by check or wire, or through the Dreyfus TELETRANSFER Privilege described below. Checks should be made payable to "The Dreyfus Family of Funds". Payments to open new accounts which are mailed should be sent to The Dreyfus Family of Funds, P.O. Box 55299, Boston, Massachusetts 02205-8553, together with your Account Application. For subsequent investments, your Fund account number should appear on the check and an investment slip should be enclosed and sent to The Dreyfus Family of Funds, P.O. Box 105, Newark, New Jersey 07101-0105. Neither initial nor subsequent investments should be made by third party check. Purchase orders may be delivered in person only to a Dreyfus Financial Center. These orders will be forwarded to the Fund and will be processed only upon receipt thereby. For the location of the nearest Dreyfus Financial Center, you should call the telephone number listed on the cover of this Statement of Additional Information.

      Wire payments may be made if your bank account is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to Boston Safe Deposit and Trust Company, DDA# 043508 Dreyfus BASIC Massachusetts Municipal Money Market Fund, for purchase of Fund shares in your name. The wire must include your Fund account number, account registration and dealer number, if applicable. If your initial purchase of Fund shares is by wire, you should call 1-800-645-6561 before completing the wire payment to obtain the Fund account number. You should include your Fund account number on the Fund's Account Application and promptly mail the Account Application to the Fund, as no redemptions will be permitted until the Account Application is received. You may obtain further information about remitting funds in this manner from your bank. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. A charge will be imposed if any check used for investment in your account does not clear. The Fund makes available to certain large institutions the ability to issue purchase instructions through compatible computer facilities.


      Subsequent investments also may be made by electronic transfer of funds from an account maintained in a bank or other domestic financial institution that is an Automated Clearing House ("ACH") member. You must direct the institution to transmit immediately available funds through the ACH System to Boston Safe Deposit and Trust Company with instructions to credit your Fund account. The instructions must specify your Fund account registration and Fund account number preceded by the digits "4540".

      Federal regulations require that you provide a certified TIN upon opening or reopening an account. See "Dividends, Other Distributions and Taxes" and the Fund's Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject investors to a $50 penalty imposed by the IRS.

      NET ASSET VALUE PER SHARE. An investment portfolio's NAV refers to the Fund's share price on a given day. The Fund's NAV is calculated by dividing the value of its net assets by the number of existing shares. The NAV for Fund shares, which are offered on a continuous basis, is calculated on the basis of amortized cost, which involves initially valuing a portfolio instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The Fund intends to maintain a constant NAV per share of $1.00, although there is no assurance that this can be done on a continuing basis. See "Determination of Net Asset Value".

      The offering price of Fund shares is their NAV. Investments and requests to exchange or redeem shares received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund before 4:00 p.m., Eastern time, on each day that the NYSE is open for regular business (a "business day") are effective, and will receive the price next determined on, that business day. The NAV of the Fund is calculated two times each business day, at 12:00 noon and 4:00 p.m., Eastern time. Investment, exchange or redemption requests received after 4:00 p.m., Eastern time, are effective, and receive the first share price determined, on the next business day.


      DREYFUS TELETRANSFER PRIVILEGE. You may purchase Fund shares by telephone or online if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution that is an ACH member may be so designated. Dreyfus TELETRANSFER purchase orders may be made at any time. Purchase orders received by 4:00 p.m., Eastern time, on any day that the Transfer Agent and the NYSE are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the NYSE are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the NYSE is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use the Dreyfus TELETRANSFER Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See "Redemption of Shares - Dreyfus TELETRANSFER Privilege". The Fund may modify or terminate this Privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated.


      REOPENING AN ACCOUNT. An investor may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

      IN-KIND PURCHASES. If the following conditions are satisfied, the Fund may at its discretion, permit the purchase of shares through an "in-kind" exchange of securities. Any securities exchanged must meet the investment objective, policies and limitations of the Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of the any securities exchanged, plus any cash, must be at least equal to $25,000. Shares purchased in exchange for securities generally cannot be redeemed for fifteen days following the exchange in order to allow time for the transfer to settle.

      The basis of the exchange will depend upon the relative NAV of the shares purchased and securities exchanged. Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to the Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities. For further information about "in-kind" purchases, call
1-800-645-6561.


                             REDEMPTION OF SHARES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES", "SERVICES FOR FUND INVESTORS," AND "INSTRUCTIONS FOR REGULAR ACCOUNTS".

      GENERAL. You may request redemption of Fund shares at any time. Redemption requests should be transmitted to the Transfer Agent as described below. When a request is received in proper form by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund, the Fund will redeem the shares at the next determined NAV as described below.

      You will be charged $5.00 when you redeem all shares in your account or your account is otherwise closed out (unless you have held Fund shares since May 8, 1996). The fee will be deducted from your redemption proceeds and paid to the Transfer Agent. The account closeout fee does not apply to exchanges out of the Fund or to wire or Dreyfus TELETRANSFER redemptions, for each of which a $5.00 fee may apply. However, the Fund will waive this fee if the closing balance in the shareholder's account on the business day immediately preceding the effective date of such transaction is $50,000 or more. Agents may charge a fee for effecting redemptions of Fund shares. Any certificates representing Fund shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost, depending upon the Fund's then current NAV.


      The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the SEC. However, if you have purchased Fund shares by check or by the Dreyfus TELETRANSFER Privilege and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay redemption of such shares, and the redemption proceeds may not be transmitted to you, for a period of up to eight business days after the purchase of such shares. In addition, the Fund will not honor redemption checks ("Checks") under the Checkwriting Privilege, and will reject requests to redeem shares by wire, telephone, online or pursuant to the Dreyfus TELETRANSFER Privilege, for a period of up to eight business days after receipt by the Transfer Agent of the purchase check or the Dreyfus TELETRANSFER purchase order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or you otherwise have a sufficient collected balance in your account to cover the redemption request. Prior to the time any redemption is effective, dividends on such shares will accrue and be payable, and you will be entitled to exercise all other rights of beneficial ownership. Fund shares may not be redeemed until the Transfer Agent has received your Account Application.


      PROCEDURES. You may redeem shares by using the regular redemption procedure through the Transfer Agent, or through the Telephone Redemption Privilege or the Checkwriting Privilege, which are granted automatically unless you specifically refuse them by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege and the Checkwriting Privilege may be established for an existing account by a separate signed Shareholder Services Form, or with respect to the Telephone Redemption Privilege, by oral request from any of the authorized signatories
on the account by calling     1-800-645-6561. You also may redeem shares
through the Wire Redemption Privilege, or the Dreyfus TELETRANSFER Privilege, if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. Other redemption procedures may be in effect for clients of certain Agents and institutions. The Fund makes available to certain large institutions the ability to issue redemption instructions through compatible computer facilities. The Fund reserves the right to refuse any request made by telephone, including requests made shortly after a change of address, and may limit the amount involved or the number of such requests. The Fund may modify or terminate any redemption Privilege at any time.
Shares for which certificates have been issued are not eligible for the Checkwriting, Wire Redemption, Telephone Redemption or Dreyfus TELETRANSFER Privilege.


      The Telephone Redemption Privilege, the Wire Redemption Privilege, Dreyfus TELETRANSFER Privilege, or Telephone Exchange Privilege authorizes the Transfer Agent to act on telephone instructions (including the Dreyfus Express(R) voice response telephone system) from any person representing himself or herself to be you, or a representative of your Agent, and reasonably believed by the Transfer Agent to be genuine. The Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Fund nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.


      During times of drastic economic or market conditions, you may experience difficulty in contacting the Transfer Agent by telephone to request a redemption or an exchange of Fund shares. In such cases, you should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in your redemption request being processed at a later time than it would have been if telephone redemption had been used.


      REGULAR REDEMPTION. Under the regular redemption procedure, investors may redeem shares by written request mailed to The Dreyfus Family of Funds, P.O. Box 55263, Boston, Massachusetts 02205-8501. Redemption requests may be delivered in person only to a Dreyfus Financial Center. These requests will be forwarded to the Fund and will be processed only upon receipt thereby. For the location of the nearest financial center, you should call the telephone number listed on the cover of this Statement of Additional Information. Redemption requests must be signed by each shareholder, including each owner of a joint account, and each signature must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the NYSE Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP"), and the Stock Exchanges Medallion Program.


      Redemption proceeds of at least $5,000 will be wired to any member bank of the Federal Reserve System in accordance with a written signature-guaranteed request.

      CHECKWRITING PRIVILEGE. You may write Checks drawn on a Fund account. The Fund provides Checks automatically upon opening an account, unless you specifically refuse the Checkwriting Privilege by checking the applicable "No" box on the Account Application. Checks will be sent only to the registered owner(s) of the account and only to the address of record. The Checkwriting Privilege may be established for an existing account by a separate signed Shareholder Services Form. The Account Application or Shareholder Services Form must be manually signed by the registered owner(s). Checks are drawn on your account and may be made payable to the order of any person in an amount of $1,000 or more ($500 for shareholders who have held Fund shares since May 8, 1996). An investor (other than one who has held Fund shares since May 8, 1996) will be charged $2.00 for each Check redemption. When a Check is presented to the Transfer Agent for payment, the Transfer Agent, as the investor's agent, will cause the Fund to redeem a sufficient number of full or fractional shares in the investor's account to cover the amount of the Check and the $2.00 charge. The fee will be waived if the closing balance in the shareholder's account on the business day immediately preceding the effective date of the transaction is $50,000 or more. Dividends are earned until the Check clears. After clearance, a copy of the Check will be returned to the investor. Investors generally will be subject to the same rules and regulations that apply to checking accounts, although election of this Privilege creates only a shareholder-transfer agent relationship with the Transfer Agent.

      If the amount of the Check, plus any applicable charges, is greater than the value of the shares in an investor's account, the Check will be returned marked insufficient funds. Checks should not be used to close an account. Checks are free but the Transfer Agent will impose a fee for stopping payment of a Check upon request or if the Transfer Agent cannot honor a Check because of insufficient funds or other valid reason. Such fees are not subject to waiver based on account balance or other factors. The Fund may return an unpaid Check that would draw your account balance below $5.00 and you may be subject to extra charges. Investors should date Checks with the current date when writing them. Please do not postdate Checks. If Checks are postdated, the Transfer Agent will honor, upon presentment, even if presented before the date of the Check, all postdated Checks which are dated within six months of presentment for payment, if they are otherwise in good order.




      WIRE REDEMPTION PRIVILEGE. By using this Privilege, the investor authorizes the Transfer Agent to act on telephone, letter or online redemption instructions from any person representing himself or herself to be the investor, or a representative of the investor's Agent, and reasonably believed by the Transfer Agent to be genuine. An investor (other than one who has held Fund shares since May 8, 1996) will be charged a $5.00 fee for each wire redemption, which will be deducted from the investor's account and paid to the Transfer Agent. However, the Fund will waive the fee if the closing balance in the shareholder's account on the business day immediately preceding the effective date of such transaction is $50,000 or more. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of the redemption request in proper form. Redemption proceeds ($5,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by the investor on the Account Application or Shareholder Services Form, or to a correspondent bank if the investor's bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and are usually borne by the investor. Immediate notification by the correspondent bank to the investor's bank is necessary to avoid a delay in crediting the funds to the investor's bank account.


      To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Share Certificates; Signatures".


      TELEPHONE OR ONLINE REDEMPTION PRIVILEGE. You may request by telephone or online that redemption proceeds (maximum $250,000 per day) be paid by check and mailed to your address. You may telephone redemption instructions by calling 1-800-645-6561 or, if calling from overseas, 516-794-5452. This privilege is granted automatically unless investors specifically refuse it.

      DREYFUS TELETRANSFER PRIVILEGE. You may request by telephone or online that redemption proceeds (minimum $1,000 per day) be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request. An investor (other than one who has held Fund shares since May 8, 1996) will be charged a $5.00 fee for each redemption effected pursuant to this Privilege, which will be deducted from the investor's account and paid to the Transfer Agent. The fee will be waived if the closing balance in the shareholder's account on the business day immediately preceding the effective date of the transaction is $50,000 or more. Investors should be aware that if they have selected the Dreyfus TELETRANSFER Privilege, any request for a Dreyfus TELETRANSFER transaction will be effected through the ACH system unless more prompt transmittal specifically is requested.


      SHARE CERTIFICATES; SIGNATURES. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations as well as from participants in the NYSE Medallion Signature Program, STAMP, and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

      REDEMPTION COMMITMENT. The Trust has committed itself to pay in cash all redemption requests by any shareholder of record of the Fund, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption in excess of such amount, the Board of Trustees reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sold such securities, brokerage charges would be incurred.

      SUSPENSION OF REDEMPTIONS. The right to redeem Fund shares may be suspended or the date of payment postponed (a) for any period during which the NYSE is closed (other than for customary weekend or holiday closings);
(b) when trading in the markets the Trust normally uses is restricted or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable, or (c) for such other periods as the SEC, by order, may permit for protection of the Fund's shareholders.


                             SHAREHOLDER SERVICES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES" AND "SERVICES FOR FUND INVESTORS".

      FUND EXCHANGES. You may purchase, in exchange for shares of the Fund, shares of certain other funds managed or administered by Dreyfus or shares of certain funds advised by Founders Asset Management LLC ("Founders"), an affiliate of Dreyfus, to the extent such shares are offered for sale in your state of residence. Investors (other than those who have held Fund shares since May 8, 1996) will be charged a $5.00 fee for each exchange made out of the Fund, which will be deducted from the investor's account and paid to the Transfer Agent. The fee will be waived if the closing balance in the shareholder's account on the business day immediately preceding the effective date of the transaction is $50,000 or more.

      Shares of other funds purchased by exchange will be purchased on the basis of relative NAV per share as follows:

      A. Exchanges for shares of funds that are offered without a sales load will be made without a sales load.

      B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

      C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.


      D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference may be deducted.


      To accomplish an exchange under item D above, shareholders must notify the Transfer Agent of their prior ownership of fund shares and their account number. Any such exchange is subject to confirmation of a shareholder's holdings through a check of appropriate records.


      To request an exchange, an investor, or the investor's Agent acting on the investor's behalf, must give exchange instructions to the Transfer Agent in writing, by telephone or online. Before any exchange, investors must obtain and should review a copy of the current prospectus of the fund into which the exchange is being made. Prospectuses may be obtained by calling 1-800-645-6561. The shares being exchanged must have a current value of at least $1,000; furthermore, when establishing a new account by exchange, the shares being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made. The ability to issue exchange instructions by telephone or online is given to all Fund shareholders automatically, unless the investor checks the applicable "No" box on the Account Application, indicating that the investor specifically refuses this privilege. This privilege may be established for an existing account by written request signed by all shareholders on the account, by a separate signed Shareholder Services Form, available by calling 1-800-645-6561, or by oral request from any of the authorized signatories on the account, also by calling 1-800-645-6561. Investors who have previously established this privilege may telephone exchange instructions (including over the Dreyfus Express(R) voice response telephone system) by calling 1-800-645-6561. If calling from overseas, investors may call 516-794-5452. Upon an exchange into a new account, the following shareholder services and privileges, as applicable and where available, will be automatically carried over to the fund into which the exchange is made: Exchange Privilege, Checkwriting Privilege, Wire Redemption Privilege, Telephone Redemption Privilege, Dreyfus TELETRANSFER Privilege and the dividends and distributions payment option (except for Dividend Sweep) selected by the investor.

      By using this privilege, the investor authorizes the Transfer Agent to act on telephonic and online instructions (including over the Dreyfus Express(R) voice response telephone system) from any person representing himself or herself to be the investor or a representative of the investor's Agent, and reasonably believed by the Transfer Agent to be genuine.
Exchanges may be subject to limitations as to the amount involved. Shares issued in certificate form are not eligible for exchange. Exchanges out of the Fund pursuant to Fund Exchanges are limited to four per calendar year. The Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders who have held Fund shares since May 8, 1996 a nominal fee for each exchange in accordance with Rules promulgated by the SEC.


      The Fund reserves the right to reject any exchange request in whole or in part. The availability of fund exchanges may be modified or terminated at any time upon notice to investors.

      The exchange of shares of one fund for shares of another is treated for Federal income tax purposes as a sale of the shares given in exchange by the shareholder and, therefore, an exchanging shareholder may realize a taxable gain or loss.


      DIVIDEND OPTION. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from the Fund in shares of another fund in the Dreyfus Family of Funds or shares of certain funds advised by Founders, of which you are a shareholder. Shares of certain other funds purchased pursuant to this Privilege will be purchased on the basis of relative NAV per share as follows:


      A. Dividends and other distributions paid by a fund may be invested without a sales load in shares of other funds that are offered without a sales load.

      B. Dividends and other distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.


      C. Dividends and distributions paid by a fund which charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference may be deducted.


      D. Dividends and other distributions paid by a fund may be invested in shares of other funds that impose a contingent deferred sales charge ("CDSC") and the applicable CDSC, if any, will be imposed upon redemption of such shares.


      For more information concerning this Privilege, or to request a Dividend Options Form, investors should call toll free 1-800-645-6561. Investors may cancel their participation in this Privilege by mailing written notification to The Dreyfus Family of Funds, P.O. Box 55263, Boston, Massachusetts 02205-8501. To select a new fund after cancellation, investors must submit a new Dividend Options Form. Enrollment in or cancellation of this Privilege is effective three business days following receipt. This Privilege is available only for existing accounts and may not be used to open new accounts. Minimum subsequent investments do not apply. The Fund may modify or terminate this Privilege at any time or charge a service fee. No such fee currently is contemplated.



                       DETERMINATION OF NET ASSET VALUE

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES".

      The NAV for Fund shares is calculated on the basis of amortized cost, which involves initially valuing a portfolio instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. The Fund intends to maintain a constant NAV of $1.00 per share, although there is no assurance that this can be done on a continuing basis.

      The use of amortized cost is permitted by Rule 2a-7 under the 1940
Act. Pursuant to the provisions of Rule 2a-7, the Trustees have established procedures reasonably designed to stabilize the Fund's price per share, as computed for the purpose of sale and redemption, at $1.00. These procedures include the determination by the Trustees, at such times as they deem appropriate, of the extent of deviation, if any, of the Fund's current NAV per share, using market values, from $1.00; periodic review by the Trustees of the amount of and the methods used to calculate the deviation; maintenance of records of the determination; and review of such deviations. The procedures employed to stabilize the Fund's price per share require the Trustees to consider promptly what action, if any, should be taken by the Trustees if such deviation exceeds 1/2 of one percent. Such procedures also require the Trustees to take appropriate action to eliminate or reduce, to the extent reasonably practicable, material dilution or other unfair effects resulting from any deviation. Such action may include: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a NAV by using available market quotations. In addition to such procedures, Rule 2a-7 requires the Fund to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar-weighted average portfolio maturity of 90 days or less, as calculated in accordance with Rule 2a-7, and to invest only in securities determined by the Trustees to be of high quality, with minimal credit risks.

      In periods of declining interest rates, the indicated daily yield on Fund shares computed by dividing the annualized daily income on the Fund by the NAV per share computed as above may tend to be higher than a similar computation made by using a method of valuation based on market prices and estimates. In periods of rising interest rates, the indicated daily yield on Fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

      NYSE CLOSINGS. The holidays (as observed) on which the NYSE is currently scheduled to be closed are: New Year's Day, Dr. Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                           PERFORMANCE INFORMATION

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "PAST PERFORMANCE".

      The Fund's "yield" refers to the income generated by an investment in the Fund over a seven-day period identified in the advertisement. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective "yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The Fund's "yield" and "effective yield" may reflect absorbed expenses pursuant to any undertaking that may be in effect. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Fund with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time, or other investment companies which may use a different method of computing yield. The Fund's tax equivalent yield shows the level of taxable yield needed to produce an after-tax equivalent to the Fund's tax-free yield. This is done by increasing the Fund's yield by the amount necessary to reflect the payment of Federal income tax (and state income tax, if applicable) at a stated tax rate.

      Any fees charged by an Agent directly to its customers' account in connection with investments in the Fund will not be included in calculations of yield.

      The Fund computes its current annualized and compound effective yields using standardized methods required by the SEC. The annualized yield for the Fund is computed by (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and
(c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365/7 and subtracting
1. The Fund's tax equivalent yield is computed by dividing that portion of the Fund's yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt.

      Yield may fluctuate daily and does not provide a basis for determining future yields. Because the Fund's yield fluctuates, its yield cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed-to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to the Fund's investment policies, including the types of investments made, length of maturities of portfolio securities, the methods used by the Fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce effective yield.


      For the seven-day period ended June 30, 2003, the Fund's yield was 0.60%, effective yield was 0.60% and equivalent taxable yield* was 0.97%.

---------------
* Example assumes a Federal marginal tax rate of 35.00%, and a Massachusetts marginal tax rate of 5.00% (combined effective rate of 38.25%).




                   DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "DISTRIBUTIONS AND TAXES."

      GENERAL. The Fund ordinarily declares dividends from net investment income on each day that the NYSE is open for business. The Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Dividends usually are paid on the last calendar day of each month and are automatically reinvested in additional Fund shares at NAV or, at an investor's option, paid in cash. If an investor redeems all shares in his or her account at any time during the month, all dividends to which the investor is entitled will be paid along with the proceeds of the redemption. If an omnibus accountholder indicates in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all of his or her Fund shares, that portion of the accrued dividends will be paid along with the proceeds of the redemption. Dividends from net realized short-term capital gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. The Fund will not make distributions from net realized capital gains unless capital loss carryovers, if any, have been utilized or have expired. The Fund does not expect to realize any long-term capital gains or losses. Investors may choose whether to receive dividends in cash or to reinvest them in additional Fund shares at NAV. All expenses are accrued daily and deducted before declaration of dividends to investors.

      Except as provided below, shares of the Fund purchased on a day on which the Fund calculates its NAV will not begin to accrue dividends until the following business day and redemption orders effected on any particular day will receive all dividends declared through the day of redemption. However, if immediately available funds are received by the Transfer Agent prior to 12:00 noon, Eastern time, investors may receive the dividend declared on the day of purchase. Investors will not receive the dividends declared on the day of redemption if a wire redemption order is placed prior to 12:00 noon, Eastern time.


      It is expected that the Fund will continue to qualify for treatment as a regulated investment company ("RIC") under the Code so long as such qualification is in the best interest of its shareholders. Such qualification will relieve the Fund of any liability for Federal income tax to the extent its earnings and realized gains are distributed in accordance with applicable provisions of the Code. To qualify for treatment as a RIC under the Code, the Fund - which is treated as a separate corporation for Federal tax purposes - (1) must distribute to its shareholders each year at least 90% of its investment company taxable income (generally consisting of net taxable investment income and net short-term capital gains) ("Distribution Requirement"), (2) must derive at least 90% of its annual gross income from specified sources ("Income Requirement"), and (3) must meet certain asset diversification and other requirements. The term "regulated investment company" does not imply the supervision of management or investment practices by any government agency. If the Fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions that otherwise would be "exempt-interest dividends", as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment. The Fund also intends to continue to qualify to pay "exempt-interest" dividends, which requires, among other things, that at the close of each quarter of its taxable year at least 50% of the value of its total assets must consist of municipal securities.


      The Fund may be subject to a 4% nondeductible excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income for the one-year period ending October 31 of that year, plus certain other amounts. To avoid the application of this excise tax, the Fund may make an additional distribution shortly before December 31 in each year of any undistributed ordinary (taxable) income or capital gains and expects to pay any other dividends and distributions necessary to avoid the application of this tax.

      Distributions by the Fund that are designated by it as "exempt-interest dividends" generally may be excluded from gross income. Distributions by the Fund of net capital gain, when designated as such, are taxable as long-term capital gains, regardless of the length of time of share ownership. Interest on indebtedness incurred or continued to purchase or carry shares of the Fund will not be deductible for Federal income tax purposes to the extent that the Fund's distributions (other than capital gains distributions) consist of exempt-interest dividends. The Fund may invest in "private activity bonds", the interest on which is treated as a tax preference item for shareholders in determining their liability for the alternative minimum tax. Proposals may be introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on municipal securities. If such a proposal were enacted, the availability of such securities for investment by the Fund and the value of its portfolio would be affected. In such event, the Fund would reevaluate its investment objective and policies.

      Dividends and other distributions, to the extent taxable, are taxable regardless of whether they are received in cash or reinvested in additional Fund shares, even if the value of shares is below cost. If investors purchase shares shortly before a taxable distribution (i.e., any distribution other than an exempt-interest dividend paid by the Fund), they must pay income taxes on the distribution, even though the value of the investment (plus cash received, if any) remains the same. In addition, the share price at the time investors purchase shares may include unrealized gains in the securities held in the Fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid as a capital gain distribution and will be taxable.

      Dividends from the Fund's investment company taxable income together with distributions from net realized short-term capital gains, if any (collectively, "dividend distributions"), will be taxable to U.S. shareholders, including certain non-qualified retirement plans, as ordinary income to the extent of the Fund's earnings and profits, whether received in cash or reinvested in additional Fund shares. Distributions by the Fund of net capital gain, when designated as such, are taxable as long-term capital gains, regardless of the length of time of share ownership. The Fund is not expected to realize long-term capital gains, or, therefore, to make distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss). Dividends paid by the Fund will not be eligible for the dividends-received deductions allowed to corporations.

      Dividends derived by the Fund from tax-exempt interest are designated as tax-exempt in the same percentage of the day's dividend as the actual tax-exempt income earned that day. Thus, the percentage of the dividend designated as tax-exempt may vary from day to day. Similarly, dividends derived by the Fund from interest on Massachusetts Municipal Obligations will be designated as exempt from Massachusetts taxation in the same percentage of the day's dividend as the actual interest on Massachusetts Municipal Obligations earned on that day.



      The Fund must withhold and remit to the U.S. Treasury ("backup withholding") 28% of dividends, capital gain distributions and redemption proceeds, regardless of the extent to which gain or loss may be realized, paid to an individual or certain other non-corporate shareholders if such shareholder fails to certify that the TIN furnished to the Fund is correct. Backup withholding at that rate also is required from dividends and capital gain distributions payable to such a shareholder if (1) that shareholder fails to certify that he or she has not received notice from the IRS of being subject to backup withholding as a result of a failure properly to report taxable dividend or interest income on a Federal income tax return or (2) the IRS notifies the Fund to institute backup withholding because the IRS determines that the shareholder's TIN is incorrect or that the shareholder has failed properly to report such income.

      In January of each year, the Fund will send shareholders a Form 1099-DIV notifying them of the status for federal income tax purposes of their dividends from the Fund for the preceding year. The Fund also will advise shareholders of the percentage, if any, of the dividends paid by the Fund that are exempt from Federal income tax and the portion, if any, of those dividends that is a tax preference item for purposes of the Federal alternative minimum tax.


      Shareholders must furnish the Fund with their TIN and state whether they are subject to backup withholding for prior under-reporting, certified under penalties of perjury. Unless previously furnished, investments received without such a certification will be returned. The Fund is required to withhold 28% of all dividends payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct TIN or who otherwise are subject to backup withholding. A TIN is either the Social Security number, IRS individual taxpayer identification number, or employer identification number of the record owner of an account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner and may be claimed as a credit on the record owner's Federal income tax return.


      STATE AND LOCAL TAXES. Depending upon the extent of its activities in states and localities in which it is deemed to be conducting business, the Fund may be subject to the tax laws thereof. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes to them.




      The foregoing is only a summary of certain tax considerations generally affecting the Fund and its shareholders, and is not intended as a substitute for careful tax planning. Individuals may be exempt from Massachusetts state and local personal income taxes on exempt-interest income derived from obligations of issuers located in Massachusetts, but are usually subject to such taxes on such dividends that are derived from obligations of issuers located in other jurisdictions. Investors are urged to consult their tax advisers with specific reference to their own tax situations.

      RETURNED CHECKS. If an investor elects to receive dividends in cash, and the investor's dividend check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest that dividend and all future dividends payable in additional Fund shares at NAV. No interest will accrue on amounts represented by uncashed dividend or redemption checks.


                            PORTFOLIO TRANSACTIONS

      All portfolio transactions of the Fund are placed on behalf of the Fund by Dreyfus. Debt securities purchased and sold by the Fund are generally traded on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with the Fund) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. Other portfolio transactions may be executed through brokers acting as agent. The Fund will pay a spread or commissions in connection with such transactions. Dreyfus uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to the Fund and at spreads and commission rates, if any, which are reasonable in relation to the benefits received. Dreyfus also places transactions for other accounts that it provides with investment advice.

      Brokers and dealers involved in the execution of portfolio transactions on behalf of the Fund are selected on the basis of their professional capability and the value and quality of their services. In selecting brokers or dealers, Dreyfus will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any spreads (or commissions, if any). Any spread, commission, fee or other remuneration paid to an affiliated broker-dealer is paid pursuant to the Trust's procedures adopted in accordance with Rule 17e-1 of the 1940 Act. Dreyfus may use research services of and place brokerage commissions with broker-dealers affiliated with it or Mellon Bank if the commissions are reasonable, fair and comparable to commissions charged by non-affiliated firms for similar services.


      Brokers or dealers may be selected who provide brokerage and/or research services to the Fund and/or other accounts over which Dreyfus or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement).


      The receipt of research services from broker-dealers may be useful to Dreyfus in rendering investment management services to a Fund and/or its other clients; conversely, such information provided by brokers or dealers who have executed transaction orders on behalf of other clients of Dreyfus may be useful to Dreyfus in carrying out its obligation to the Fund. The receipt of such research services does not reduce the normal independent research activities of Dreyfus; however, it enables Dreyfus to avoid the additional expenses which might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

      The Fund will not purchase Municipal Obligations during the existence of any underwriting or selling group relating thereto of which an affiliate is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of this limitation in comparison with other investment companies which have a similar investment objective but are not subject to such limitations.

      Although Dreyfus manages other accounts in addition to the Fund, investment decisions for the Fund are made independently from decisions made for these other accounts. It sometimes happens that the same security is held by more than one of the accounts managed by Dreyfus. Simultaneous transactions may occur when several accounts are managed by the same investment manager, particularly when the same investment instrument is suitable for the investment objective of more than one account.

      When more than one account is simultaneously engaged in the purchase or sale of the same investment instrument, the prices and amounts are allocated in accordance with a formula considered by Dreyfus to be equitable to each account. In some cases this system could have a detrimental effect on the price or volume of the investment instrument as far as the Fund is concerned. In other cases, however, the ability of the fund to participate in volume transactions will produce better executions for the Fund. While the Trustees will continue to review simultaneous transactions, it is their present opinion that the desirability of retaining Dreyfus as investment manager to the Fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.


      The Fund paid no brokerage commissions for the fiscal years ended June 30, 2003, 2002 and 2001.



                       INFORMATION ABOUT THE FUND/TRUST

      Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares are without par value, have no preemptive or subscription rights, and are freely transferable.

      The Trust is a "series fund", which is a mutual fund divided into separate funds, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one fund is not deemed to be a shareholder of any other fund. For certain matters shareholders vote together as a group; as to others they vote separately by fund. The Trustees have authority to create an unlimited number of shares of beneficial interest, without par value, in separate series. The Trustees have authority to create additional series at any time in the future without shareholder approval.

      Each share (regardless of class) has one vote. On each matter submitted to a vote of the shareholders, all shares of each fund or class shall vote together as a single class, except as to any matter for which a separate vote of any fund or class is required by the 1940 Act and except as to any matter which affects the interest of a particular fund or class, in which case only the holders of shares of the one or more affected funds or classes shall be entitled to vote, each as a separate class.

      The assets received by the Trust for the issue or sale of shares of each fund and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are required to be segregated on the books of account, and are to be charged with the expenses in respect to such fund and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular fund shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable, taking into consideration, among other things, the relative sizes of the funds and the relative difficulty in administering each fund. Each share of each fund represents an equal proportionate interest in that fund with each other share and is entitled to such dividends and distributions out of the income belonging to such fund as are declared by the Trustees. Upon any liquidation of a fund, shareholders thereof are entitled to share pro rata in the net assets belonging to that fund available for distribution.

      Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Trustees or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Trust to hold a special meeting of shareholders for purposes of removing a Trustee from office. Shareholders may remove a Trustee by the affirmative vote of two-thirds of the Trust's outstanding voting shares. In addition, the Board of Trustees will call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office have been elected by shareholders.

      Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Trust, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series.
The Rule exempts the selection of independent accountants and the election of Trustees from the separate voting requirements of the Rule.

      The Fund will send annual and semi-annual financial statements to all of its shareholders.

      Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Agreement and Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility which Dreyfus believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of each fund in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of such fund.


                       COUNSEL AND INDEPENDENT AUDITORS

      Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Second Floor, Washington, D.C. 20036-1800, has passed upon the legality of the shares offered by the Prospectus and this Statement of Additional Information.


      KPMG LLP, 757 Third Avenue, New York, NY 10017, was appointed by the Board of Trustees to serve as the Fund's independent auditors for the year ending June 30, 2004 providing audit services including (1) examination of the annual financial statements, (2) assistance, review and consultation in connection with SEC filings and (3) review of the annual Federal income tax return filed on behalf of the Fund.




(PAGE)


                                  APPENDIX A



RISK FACTORS - INVESTING IN MASSACHUSETTS MUNICIPAL OBLIGATIONS

      The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements relating to securities offerings of the Commonwealth of Massachusetts (the "Commonwealth") available as of the date of this Statement of Additional Information. While the Fund has not independently verified this information, it has no reason to believe that such information is not correct in all material aspects.

GENERAL INFORMATION

      Massachusetts is a densely populated state with a well-educated population, comparatively high income levels, low rates of unemployment, and a relatively diversified economy. While the total population of Massachusetts has remained fairly stable in the last twenty years, significant changes have occurred in the age distribution of the population: dramatic growth in residents between the ages of 20 and 44 since 1980 is expected to lead to a population distributed more heavily in the 65 and over age group in 2015 and 2025. Massachusetts has a comparatively large percentage of its residents living in metropolitan areas. According to the 1990 census, the population density of Massachusetts is 767.6 persons per square mile, as compared to 70.3 for the United States as a whole, ranking third among the states in percentage of residents living in metropolitan areas: 96.2% of Massachusetts residents live in metropolitan areas, compared with a national average of 79.4%. The State's population is concentrated in its eastern portion. The City of Boston is the largest city in New England, with a 2000 population of 589,141.

      Since 1970, real and nominal per capital income levels have been consistently higher in Massachusetts than in the United States. After growing at an annual rate higher than that for the United States between 1982 and 1988, real income levels in Massachusetts declined between 1989 and 1991. In 1999 Massachusetts had its highest per capital income growth in 15 years, exceeding the national growth rate by 1.6%. Massachusetts had the third highest level of per capital personal income in the United States in 2002.

      The Massachusetts services sector, with 36.9% of the non-agricultural work force in December 2002, is the largest employment sector in the Massachusetts economy, followed by wholesale and retail trade (22.4%), government (13.2%) and manufacturing (12.0%). Between 1988 and 1992, total employment in Massachusetts declined 10.7%. The construction, manufacturing and trade sectors experienced the greatest decreases during this time, with more modest declines taking place in the government and finance, insurance and real estate ("FIRE") sectors. The economic recovery that began in 1993 has been accompanied by increased employment levels, and between 1994 and 1997 total employment levels in Massachusetts have increased at yearly rates greater than 2.0%. In 2001, employment levels in all but two industries increased or remained constant. The most rapid growth in 2001 came in the construction sector and the FIRE sector, which grew at rates of 5.8% and 1.9%, respectively. Total non-agricultural employment in Massachusetts grew at a rate of 0.3% in 2001.

      The unemployment rate in Massachusetts has been consistently below that of the United States in 2002-03. Unemployment levels in the United States as a whole and in the New England region have shown similar patterns in the same time period. The unemployment rate in Massachusetts increased from 5.1% in May 2002 to 5.5% in May 2003, and the United States unemployment rate also increased from 5.8% to 6.1% between these same months.

COMMONWEALTH FINANCES

      CASH FLOW-FISCAL 2004. On August 28, 2003, the Commonwealth released the most recent cash flow projections for fiscal 2004. This projection was based on the fiscal 2004 budget, including the value of all vetoes and subsequent overrides, supplemental appropriations enacted through the date of the release and financing plans for capital projects current as of the date of the release. The cash flow projection incorporated a tax revenue estimate for fiscal 2004 of $14.408 billion, including sales tax revenues dedicated to the Massachusetts Bay Transportation Authority (the "MBTA"). Fiscal 2002 tax refunds that were paid in July and August of 2002 and fiscal 2003 tax refunds paid in the beginning of fiscal 2004 were approximately $70 million for each period, leading to no net effect for the timing of refunds in fiscal 2004. The repeal of many minor budgeted operating funds by the fiscal 2004 budget resulted in net transfer of approximately $64 million to the General Fund. Fund repeals, demutualization proceeds and several other one-time revenue sources resulted in the transfer of approximately $270 million to the Stabilization Fund.

      The Commonwealth's unaudited June 30, 2003 cash balance was $2.163 billion, including $1.056 billion in segregated capital funds and $1.107 of operating cash. After taking into account $400 million reserved to pay issued but outstanding checks, the net year-end operating balance was $707 million, which was approximately $439 million higher than projected. The higher than expected year-end cash balance is due to a number of factors, including $152 million of off-budget fund balances that were consolidated into the operating budget as a result of the repeal of various minor funds, $110 million in tax revenues related to closing so-called tax loopholes that will be deposited into the Stabilization Fund and approximately $90 million from higher than expected tax revenue collections.

      The Commonwealth maintains a commercial paper program supported by lines and a letter of credit from commercial banks. The program allows for the periodic issuance of commercial paper as either bond anticipation notes ("BANs") or revenue anticipation notes for operating purposes. All commercial paper of the Commonwealth issued for operating purposes in a fiscal year is required by State finance law to be paid not later than June 30 of such year.

      The Commonwealth also periodically issues commercial paper in the form of BANs to fund capital spending in between bond sales. At the end of fiscal 2003, the Commonwealth had outstanding approximately $507 million of BANs through the commercial paper program for a variety of capital projects, $375 million of which were retired during August and the beginning of September 2003.

      Net proceeds of long-term debt issuance during fiscal 2003 were projected to total $2.16 billion (not including refunding bonds). This includes approximately $420 million in bonds ear-marked for the CA/T Project (defined below) and $285 million in bonds ear-marked for working capital related to the MBTA. Approximately $1.91 billion of this amount was issued through the end of May 2003. An additional bond sale of $250 million was expected to be delivered in June 2003, but that sale was not completed.

      The Commonwealth anticipates that it will have generally low cash balances throughout fiscal 2004. The May 23, 2003 cash flow projection indicated an operating balance deficit as of the end of December 2003. However, significant improvements in both revenue collection and spending reduction in the final months of fiscal 2003 resulted in a higher starting cash balance for fiscal 2004 than previously forecast. The August 28, 2003 cash flow projection did not indicate an operating balance deficit during fiscal 2004, but indicated continued reliance on significant short term borrowing to meet quarterly local aid payments. The Commonwealth's next cash flow projection is due November 30, 2003.

      FISCAL 2003 BUDGET. On July 19, 2002, the Legislature passed legislation that the Department of Revenue estimated would increase Commonwealth tax revenues in fiscal 2003 by approximately $1.241 billion (compared to then-current law) through increases in the cigarette tax, the tax on capital gains, elimination of the personal income tax charitable deduction, decreases in personal income tax exemptions and a delay in the implementation of the scheduled reduction of the tax rate on most non-capital gains income from 5.3% in tax year 2002 to 5.0% in tax year 2003.

      On July 19, 2002, the fiscal 2003 budget also passed. The fiscal 2003 budget was based on a tax revenue estimate of $15.393 billion including the tax increases and a tax amnesty program. The budget appropriated 100% of the fiscal 2003 annual tobacco settlement payment, which is estimated by the Executive Office for Administration and Finance (the "EOAF") to be approximately $295.7 million, as well as $550 million from the Stabilization Fund, $75 million from the Caseload Migration Fund, $32 million from the Ratepayer Parity Trust and $20 million from the Clean Elections Fund. The fiscal 2003 budget, including veto overrides, directly appropriated $22.682 billion, not including approximately $282 million in Medicaid related health care spending that was moved off-budget. The fiscal 2003 budget eliminated Medicaid eligibility for approximately 50,000 long-term unemployed adults on April 1, 2003. This change resulted in a spending reduction of approximately $52 million. The Division of Medical Assistance (the "DMA"), however, estimated that the shift of this population from MassHealth to emergency health services could result in increased costs to the "free care pool" of approximately $30 million in fiscal 2003 and approximately $140 million on an annualized basis.

      On October 17, 2002, the Commonwealth reduced the official fiscal 2003 tax revenue estimate to $15.145 billion. In response to the lower tax revenue estimate, the Acting Governor reduced allotments to certain budgetary accounts in the amount of approximately $99.1 million to partially address the anticipated revenue shortfall. On December 9, 2002, the Acting Governor again reduced allotments in the amount of approximately $60.7 million to partially address an additional anticipated revenue shortfall.

      In January 2003, the new Governor began projecting a budget shortfall in fiscal 2003 of approximately $650 million, which was comprised of lower than anticipated tax revenues in the amount of approximately $497 million.

      On January 30, 2003, the Governor announced $343.6 million in allotment reductions and other savings initiatives. Local government aid and lottery distributions to cities and towns were reduced by $114.4 million as part of the reduction package. Other spending cuts were made to Medicaid in the amount of approximately $75.2 million, education programs by approximately $25 million, higher education and state colleges in the amount of approximately $15.9 million, transitional assistance in the amount of approximately $12 million, housing in the amount of approximately $10 million, a prescription drug program for seniors in the amount of $10 million, other health and human services in the amount of approximately $46 million and all other areas in the amount of approximately $35.1 million.

      On February 3, 2003, the EOAF reduced the October 2003 tax revenue estimate to $14.648 million, including revenue collected from the fiscal 2003 tax amnesty program. The reduction to the fiscal 2003 tax revenue estimate was composed of a $177 million reduction in withholding collections, a $150 million reduction in estimated capital gains tax revenues, a $135 million reduction in other income taxes, and a $65 million reduction in sales tax revenues, offset in part by smaller increases in other tax revenue sources.

      On March 5, 2003, legislation was signed by the Governor to increase filing fees at the Registries of Deeds and to levy a separate surcharge on all Registry of Deeds filings, which is estimated to result in additional revenue of approximately $40.6 million for fiscal 2003 and approximately $136.2 million for fiscal 2004. The separate surcharge on filings will be deposited in the Registers Technological Fund and does not benefit the General Fund. Pursuant to the legislation, transfers in the amounts of $12 million from the Workforce Training Fund, the balance of the Clean Elections Judgment Fund, $6.5 million from the Caseload Increase Mitigation Fund, $17 million from the Renewable Energy Trust Fund and $6.5 million from the Health Protection Fund were made to the General Fund.
      The EOAF currently projects a statutory budget surplus of approximately $160.5 million in fiscal 2003. The estimated year-end surplus will be deposited in the Stabilization Fund and is primarily the result of higher than estimated tax revenue partially derived from the closing of various so-called tax loopholes. This projection is based upon the assumption that $122 million in fiscal 2003 appropriations will remain unspent. The estimate also takes into account all outstanding supplemental budget appropriations filed by the Governor to address deficiencies in certain appropriations or to authorize unexpended fiscal 2003 appropriations to carry forward into fiscal 2004. Although currently projecting a year-end statutory surplus, fiscal 2003 utilized Stabilization Fund monies, one-time tax revenues, $57.7 million in Federal Medicaid Assistance Percentage ("FMAP") reimbursements and other non-recurring revenue sources totaling approximately $1.178 billion to offset a structural deficit in the General Fund, the Highway Fund and other operating budget funds (collectively, the "Budgeted Operating Funds").

      FISCAL 2004 BUDGET. On June 20, 2003, the Legislature passed the fiscal 2004 budget, which was based on a tax revenue estimate of $14.808 billion, comprised of the consensus tax revenue estimate of $14.678 billion, plus $174.0 million in additional revenues attributable to legislation closing various so-called tax loopholes. This figure also reflects an adjustment of $44.1 million in revenues dedicated to the Convention Center Trust Fund, which were transferred from a Budgeted Operating Fund to a non-budgeted operating fund. The tax revenue figure includes $684.3 million in sales tax revenues dedicated to the MBTA. The fiscal 2004 budget relied on non-recurring revenues and one-time savings initiatives projected to total approximately $347.0 million to achieve a balanced budget on a statutory basis, as required under state finance law. The one-time revenue sources and savings initiatives included $100.0 million from the Federal Jobs and Growth Tax Relief Reconciliation Act of 2003, of which $55.0 million is to be transferred to the uncompensated care pool and $45.0 million is to be deposited in the General Fund; $62.0 million from the repeal of the Teacher, Principal and Superintendent Endowment Fund; $145 million in savings from an asset transfer in lieu of cash payment for pension liabilities and $40.0 million from the sale of surplus state property.

      The fiscal 2004 budget budgeted $22.332 billion for programs and services. After review of the budget, the Administration concluded that the spending plan over-estimated non-tax revenue by approximately $200.0 million, and announced that the proposed budget was deficient in that amount. On June 30, 2003, the Governor vetoed approximately $201.0 million in spending and signed into law the fiscal 2004 budget. The Legislature subsequently overrode approximately $158.4 million of the Governor's vetoes. The final budget, including veto overrides, budgeted $5.921 billion for Medicaid, $3.9 billion for education, $1.598 billion for debt service and $10.870 billion for all other programs and services. The total budgeted amount is approximately $22.289 billion, or .05% less than estimated total spending in fiscal 2003. This figure is adjusted to reflect a transfer of funds off-budget to the Commonwealth's pension obligation in the amount of $687.3 million, but does not reflect the transfer of the Hynes Convention Center and Boston Common parking garage in lieu of partial payment valued at approximately $145.0 million. The $22.289 billion figure also does not include $54.0 million in fiscal 2003 appropriations that were not expended in fiscal 2003, and were continued in fiscal 2004. The fiscal 2004 budget total does not account for approximately $493.0 million in off-budget Medicaid related expenses that are funded through nursing home assessments and Federal reimbursements.

      The Administration now plans to draw down a total of approximately $271.0 million in Federal dollars available from the Jobs and Growth Tax Relief Reconciliation Act of 2003 in fiscal 2004, which amount includes the $100.0 million budgeted in the fiscal 2004 budget.

REVENUE

      In order to fund its programs and services, the Commonwealth collects a variety of taxes and receives revenues from other non-tax sources, including the Federal government and various fees, fines, court revenues, assessments, reimbursements, interest earnings and transfers from its non-budgeted funds, which are deposited in the Budgeted Operating Funds. In fiscal 2003, on a statutory basis approximately 64.2% of the Commonwealth's annual budgeted revenues were derived from state taxes. In addition, the Federal government provided approximately 20.6% of such revenues, with the remaining 15.2% provided from departmental revenues and transfers from non-budgeted funds.

      COMMONWEALTH TAXES. During fiscal 1999 through fiscal 2002, legislation was implemented that had the net effect of reducing revenues by decreasing income tax rates or increasing or establishing various deductions and credits. In addition, several administrative changes were implemented that reduced revenues. During fiscal 2003, legislation was implemented that reversed or delayed some of the previous tax reductions, and implemented increases in other taxes. The incremental net effect of these tax law and administrative changes (relative to the immediately preceding fiscal year) is estimated to have been a reduction of approximately $1 billion of fiscal 1999 revenues, $180 million of fiscal 2000 revenues, $790 million of fiscal 2001 revenues and $700 million of fiscal 2002 revenues. In fiscal 2003, tax law changes are estimated to have increased revenue collection by a net amount of approximately $900 million. The Department of Revenue estimates that in fiscal 2004, the impact of tax law and administrative changes will be to reduce tax collections by approximately $180 million compared to fiscal 2003.

      Legislation enacted as part of the fiscal 2003 budget authorized the Department of Revenue to create an amnesty program for all types of taxes (excluding those paid under the International Fuel Tax Agreement), which initially ran through November 30, 2002. Later legislation extended the period from January 2, 2003 through February 28, 2003. Successful participants in this program had penalties waived. A gross amount of approximately $174 million was raised through the amnesty program.

      Legislation enacted as part of the fiscal 2004 budget affected the calculation of interest on refunds for a wide array of tax types. Under these provisions, changes were made to the interest rate, substantiation requirements and dates from which interest is calculated. It is estimated that upon full implementation these changes will result in approximately $30 million in lower interest payments on tax refunds in fiscal 2004.

      The major components of state taxes are the income tax, which is projected to account for approximately 54% of total tax revenues in fiscal 2004, the sales and use tax, which is projected to account for approximately 25%, and the corporations and other business and excise taxes (including taxes on insurance, financial institutions and public utility corporations), which are projected to account for approximately 10%. Other tax and excise sources are projected to account for the remaining 11% of total fiscal 2004 tax revenues.

      INCOME TAX. The Commonwealth assesses personal income taxes at flat rates, according to classes of income after specified deductions and exemptions. A rate of 5.3% has been applied to most types of income since January 1, 2002. The tax rate on gains from the sale of capital assets held for one year or less and from the sale of collectibles is 12%, and the tax rates on gains from the sale of capital assets owned more than one year is 5.3%. Interest on obligations of the United States and of the Commonwealth and its political subdivisions is exempt from taxation.

      SALES AND USE TAX. The Commonwealth imposes a 5% sales tax on retail sales of certain tangible properties (including retail sales of meals) transacted in the Commonwealth and a corresponding 5% use tax on the storage, use or other consumption of like tangible properties brought into the Commonwealth. However, food, clothing, prescribed medicine, materials and produce used in food production, machinery, materials, tools and fuel used in certain industries, and property subject to other excises (except for cigarettes) are exempt from sales taxation. The sales and use tax is also applied to sales of electricity, gas and steam for certain nonresidential use and to nonresidential and most residential use of telecommunications services.

      Beginning July 1, 2000, pursuant to "forward funding" legislation contained in the fiscal 2000 budget, a portion of the Commonwealth's receipts from the sales tax, generally the amount raised by a 1% sales tax with an inflation-adjusted floor, is dedicated to the MBTA under a trust fund mechanism that does not permit future legislatures to divert the funds. In fiscal 2004, the amount of such sales tax receipts is estimated to be $684.3 million.

      BUSINESS CORPORATIONS TAX. Business corporations doing business in the Commonwealth, other than banks, trust companies, insurance companies, railroads, public utilities and safe deposit companies, are subject to an excise that has a property measure and an income measure. The value of Commonwealth tangible property (not taxed locally) or net worth allocated to the Commonwealth is taxed at $2.60 per $1,000 of value. The net income allocated to the Commonwealth, which is based on net income for Federal taxes, is taxed at 9.5%. The minimum tax is $456. Both rates and the minimum tax include a 14% surtax.

      Beginning January 1, 1997, legislation was phased in that sourced sales to the state of domicile of the ultimate consumer of a service instead of to the state where the seller bore the cost of performing services. It is estimated that this change resulted in a revenue deduction of approximately $106 million in fiscal 2002 and $107 million in fiscal 2003, and is projected to reduce revenues by approximately $119 million in fiscal 2004.

      Legislation enacted in March 2003 requires certain qualified subchapter S subsidiaries ("QSUBs"), as defined in the Internal Revenue Code of 1986, as amended (the "Code"), to pay the net income measure of the Commonwealth's corporate excise tax. A tax rate of 3% will be imposed on the net income of each QSUB if the total receipts of the QSUB, its parent and all of the parent's other QSUBs are between $6 million and $9 million for the taxable year. A tax rate of 4.5% will be imposed if such total receipts are $9 million or more. The new tax is in addition to the tax on the QSUB's income currently levied on its parent. The new law also requires every QSUB that receives income that would have been taxed to it for Federal income tax purposes had it been treated as a separate corporation to include, as a separate computation from the one above, such income in the net income measure of its corporate excise subject to tax at 9.5%. The Department of Revenue estimates that this change will result in additional revenue of approximately $30 million in fiscal 2004.

      The legislation enacted in March 2003 also provided that, in computing net income, a taxpayer must generally add back certain payments remitted directly or indirectly to related parties for intangibles expenses and costs, including interest payments. The Department of Revenue estimates that as a result of this change, in fiscal 2003 approximately $40 million less in corporate tax refunds was paid than otherwise would have been the case, and $50 million in additional revenue is expected in fiscal 2004.

      BANK TAX. Commercial and savings banks are subject to an excise tax of 12.54%. A 1995 tax cut, which was fully implemented in fiscal 2000, is estimated to have an annualized value of approximately $30 million, taking into account an $18 million annualized gain resulting from the effect of provisions in the 1995 legislation that applied the tax to out-of-state banks and other financial institutions not previously taxed.

      Legislation enacted in March 2003 clarified the treatment of Real Estate Investment Trust ("REIT") distributions with respect to the dividends-received deduction. REIT distributions received by businesses subject to the corporate excise tax are not to be treated as dividends and they are subject to taxation at the recipient level. It is estimated that this change resulted in additional revenue of approximately $160 to $180 million in fiscal 2003, but will only result in $25 to $45 million in additional revenues in fiscal 2004 and subsequent years due to tax liabilities prior to 2003.
      INSURANCE TAXES. Life insurance companies are subject to a 2% tax on gross premiums; domestic companies also pay a 14% tax on net investment income. Property and casualty insurance companies are subject to a 2% tax on gross premiums, plus a 14% surcharge for an effective tax rate of 2.28%; domestic companies also pay a 1% tax on gross investment income.

      OTHER TAXES. Other tax revenues are derived by the Commonwealth from motor fuels excise taxes, cigarette and alcoholic beverage excise taxes, estate and deed excises and other tax sources. The excise tax on motor fuels is $0.21 per gallon. In 2002 the tax on cigarettes was raised from $0.76 per pack to $1.51 per pack and the tax rate on other types of tobacco products was also raised. The Department of Revenue estimates that this change resulted in additional revenue of approximately $195 million in fiscal 2003. Legislation was enacted in March 2003 that allowed the Commissioner of Revenue to provide incentives for inheritance trusts to settle future obligations during fiscal 2003. Through this program, approximately $34 million was raised in fiscal 2003.

      Recently, Congress made numerous changes to Code provisions relating to the estate and gift tax. For the estates of decedents dying on or after January 1, 2002, Federal law raises the exemption amount and phases out the amount of the allowable credit for state death taxes by 25% a year until the credit is eliminated in 2005. Because the Commonwealth's estate tax equaled the previously allowable Federal credit, legislative action was needed to prevent the Commonwealth's estate tax from being fully eliminated. As of October 2002, the Commonwealth's estate tax was decoupled from the Federal estate tax and is now tied to the Code.

      FEDERAL AND OTHER NON-TAX REVENUES. Federal revenue is collected through reimbursements for the Federal share of entitlement programs such as Medicaid and, beginning in Federal fiscal 1997, through block grants for programs such as Transitional Assistance to Needy Families ("TANF"). The amount of Federal revenue to be received is determined by state expenditures for these programs. The Commonwealth receives reimbursement for approximately 50% of its spending for Medicaid programs. Block grant funding for TANF is received quarterly and is contingent upon a maintenance of effort spending level determined annually by the Federal government. Departmental and other non-tax revenues are derived from licenses, tuition, registrations and fees, and reimbursements and assessments for services.

      For the Budgeted Operating Funds, interfund transfers include transfers of profits from the State Lottery and Arts Lottery Funds and reimbursements for the budgeted costs of the State Lottery Commission, which accounted for $870.0 million, $902.1 million, $931.6 million, $941.3 million and an estimated $944.7 million in fiscal 1999 through 2003, respectively, and which are expected to account for $1.014 billion in fiscal 2004.

      On May 28, 2003, President Bush signed the Jobs and Growth Reconciliation Act of 2003. Massachusetts could be eligible to receive up to approximately $550 million of the $20 billion total made available to states under the legislation. The estimated funding to Massachusetts would be comprised of increased FMAP in the amount of approximately $334 million and temporary direct fiscal relief in the amount of approximately $215.9 million. The fiscal 2004 budget relied on $100.0 million, of which $55.0 million is increased FMAP to be transferred to the uncompensated care pool and $45 million is to be deposited in the General Fund. The Administration now plans to draw down a total of approximately $57.7 million in fiscal 2003 and $271 million in fiscal 2004. The fiscal 2004 amount is comprised of $215.9 million in general fiscal relief plus the aforementioned $55.0 million in FMAP funds.

      TOBACCO SETTLEMENT. On November 23, 1998, the Commonwealth joined with other states in a Master Settlement Agreement that resolved the Commonwealth's and the other states' litigation against the cigarette industry (the "MSA"). Under the MSA, cigarette companies have agreed to make both annual payments (in perpetuity) and five initial payments (for the calendar years 1999 to 2003, inclusive) to the settling states. Each payment amount is subject to applicable adjustments, reductions and offsets, including upward adjustments for inflation and downward adjustments for decreased domestic cigarette sales volume. The Commonwealth's allocable share of the base amounts payable under the master settlement agreement is approximately 4.04%. The Commonwealth has estimated its allocable share of the base amounts under the agreement through 2025 to be approximately $8.3 billion, without regard to any potential adjustments, reductions or offsets.

      The Commonwealth was also awarded $414 million from a separate Strategic Contribution Fund established under the MSA to reward certain states' particular contributions to the national tobacco litigation effort. This additional amount is payable in equal annual installments during the years 2008 through 2017. The outside attorneys for the Commonwealth were awarded approximately $775 million in fees to be paid over time by the tobacco companies. The outside attorneys have filed a breach of contract claim regarding the fee agreement.

      During fiscal 2000, the Legislature enacted two related laws to provide for disposition of the tobacco settlement payments. The legislation created a permanent trust fund (the Health Care Security Trust) into which the Commonwealth's tobacco settlement payments (other than payments for attorneys' fees) are to be deposited. The legislation contemplated that a portion of the monies in the trust fund would be available for appropriation by the Legislature to supplement existing levels of funding for health-related services and programs, and the remainder of the monies in the trust fund would be held as a reserve fund and would not be appropriated.
For fiscal 2000 through 2004, the amounts to be available for such purposes were stipulated to be $91.2 million, $94 million, $96 million, $98 million and $100 million, respectively, adjusted for the discounted amounts received by the Commonwealth in comparison to the MSA. The fiscal 2002 budget changed this formula to 50% of amounts received in the settlement for fiscal 2002, 2003 and 2004. Beginning with fiscal 2005, 30% of the annual payments (not including any Strategic Contribution Fund payments) and 30% of the earnings on the balance in the trust fund are to be available for such purposes. The fiscal 2003 budget appropriated 100% of the fiscal 2003 annual tobacco settlement payment for current-year spending, which is estimated by the EOAF to be approximately $295.7 million. The fiscal 2004 budget will also utilize 100% of the annual tobacco settlement payment ($282.9 million base amount) for current-year spending.

EXPENDITURES

      COMMONWEALTH FINANCIAL SUPPORT FOR LOCAL GOVERNMENTS. The Commonwealth makes substantial payments to its cities, towns and regional school districts ("Local Aid") to mitigate the impact of local property tax limits on local programs and services. Local Aid payments take the form of both direct and indirect assistance. Direct Local Aid consists of general revenue sharing funds and specific program funds sent directly to local governments and regional school districts, excluding certain pension funds and nonappropriated funds. In fiscal 2003, approximately 22.6% of the Commonwealth's projected spending is estimated to be allocated to direct Local Aid. In fiscal 2004, approximately 21.4% of the Commonwealth's projected spending is estimated to be allocated to direct Local Aid.

      As a result of comprehensive education reform legislation enacted in June 1993, a large portion of general revenue sharing funds are earmarked for public education and are distributed through a formula designed to provide more aid to the Commonwealth's poorer communities. The legislation requires the Commonwealth to distribute aid to ensure that each district reaches at least a minimum level of spending per public education pupil. For fiscal 2004, $2.902 billion was required to reach the minimum spending level statewide as required by law, and the Commonwealth provided a total of $3.108 billion. Since fiscal 1994, the Commonwealth has fully funded the requirements imposed by this legislation in each of its annual budgets.

      The Lottery and Additional Assistance programs, which comprise the other major components of direct Local Aid, provide unrestricted funds for municipal use. There are also several specific programs funded through direct Local Aid, such as highway construction, school building construction and police education incentives.

      In addition to direct Local Aid, the Commonwealth has provided substantial indirect aid to local governments, including, for example, payments for MBTA assistance and debt service, pensions for teachers, housing subsidies and the costs of court and district attorneys that formerly had been paid by the counties.

      During fiscal 2003, the Governor reduced Local Aid in response to declining revenues. On January 30, 2003, the Administration announced $114.4 million in reductions to Additional Assistance and lottery distributions to cities and towns. In the fiscal 2004 budget, direct Local Aid was reduced by an additional $288.7 million, or 5.7%, primarily through a $150.8 million reduction in aid for education, a $67.1 million reduction in aid for school transportation costs, a $25.2 million reduction in Additional Assistance and a $44.0 million reduction in lottery distributions.

      PROPERTY TAX LIMITS. In November 1980, voters in the Commonwealth approved a statewide tax limitation initiative petition, commonly known as Proposition 2 1/2, to constrain levels of property taxation and to limit the charges and fees imposed on cities and towns by certain governmental entities, including county governments. Between fiscal 1981 and fiscal 2003, the aggregate property tax levy grew from $3.346 billion to $8.494 billion, a compound annual growth rate of 4.3%.

      Many communities have responded to the limitation imposed by Proposition 2 1/2 through statutorily permitted overrides and exclusions. In fiscal 2003, 52 communities had successful override referenda that added an aggregate of approximately $20.7 million to their levy limits. Capital exclusions were passed by 11 communities in 2003, totaling approximately $0.9 million.

      MEDICAID. The Medicaid program provides health care to low-income children and families, low-income adults, the disabled and the elderly. The program, which is administered by the Executive Office of Health & Human Services, receives 50% in Federal reimbursement on most Medicaid expenditures. Beginning in fiscal 1999, payments for some children's benefits are 65% federally reimbursable under the Federal Children's Health Insurance Program for states.

      Over a quarter of the Commonwealth's budget is slated for health care programs. In fiscal 2003, Medicaid accounted for more than half of the Commonwealth's appropriations for health care. It was the largest item in the Commonwealth's budget and has been one of the fastest growing budget items. Medicaid spending from fiscal 1999 to fiscal 2003 has grown by 11% on a compound annual basis. During the same period, Medicaid enrollment has increased by 4% on a compound annual basis. The EOAF projects total fiscal 2004 expenditures for Medicaid to be $6.414 billion, an increase of 11% over fiscal 2003. The rate of growth of the Medicaid program has slowed since fiscal 2002 due to a number of cost control initiatives, including reductions in benefits and eligibility reductions. In fiscal 2003, the Medicaid program did not exceed its appropriated amount, as had occurred in previous years.

      The Federal Centers for Medicare and Medicaid Services asserted in June 2000 that the portion of the Medicaid program funded by the Commonwealth's uncompensated care pool might violate Federal regulations regarding impermissible taxes on health care providers. Since 1993, the DMA has been seeking a Federal waiver for the Commonwealth's assessment on acute care hospitals to fund the uncompensated care pool. The DMA believes that the assessment complies with the Federal law pertaining to provider taxes. Under Federal regulations, if the Commonwealth were ultimately determined to have imposed an impermissible provider tax, the Federal government could seek retroactive repayment of Federal Medicaid reimbursements. From 1993, when the first waiver request was submitted, through fiscal 2000 the Commonwealth received an estimated $1.068 billion in Federal Medicaid reimbursements related to expenditures associated with the uncompensated care pool. The Commonwealth has continued to collect approximately $37 million per fiscal quarter for each quarter since fiscal 2000. Clarification of this issue could take several years, and no further action has been taken by Federal authorities since June 2000.

      UNCOMPENSATED CARE POOL. As discussed above, the fiscal 2003 budget eliminated Medicaid eligibility for approximately 50,000 long-term unemployed adults on April 1, 2003. The fiscal 2004 budget directed the DMA to provide health care benefits to long-term unemployed adults and make expenditures for such benefits through the Commonwealth's uncompensated care pool. The uncompensated care pool was created in 1985 to reimburse Massachusetts acute care hospitals and community health centers for medically necessary services provided to the low-income uninsured and underinsured. This new program is legislatively mandated to begin October 1, 2003 and is expected to extend eligibility to approximately 36,000 long-term unemployed adults. The DMA will submit a waiver amendment prior to that date, and will not be able to draw down any Federal financial participation until the amendment is approved. Although it is certain that the new program will offer a different sent of benefits, the policy is still being developed. Program costs are projected to be less than $160 million, but an exact figure will not be available until policy development is complete.

      SENIOR PHARMACY PROGRAM. A comprehensive senior pharmacy program administered by the Department of Elder Services began in April 2001. In its first full year of operation, spending for the program totaled approximately $81.5 million. The fiscal 2003 budget appropriated $97.6 million for the program, but only $85.3 million was expended as a result of allotment reductions imposed on October 10, 2002. In fiscal 2004, spending for the program is projected to total approximately $96.3 million.

      PUBLIC ASSISTANCE. The Commonwealth administers four major programs of income assistance for its poorest residents: Transitional Aid to Families with Dependent Children ("TAFDC"), Emergency Assistance, Emergency Aid to the Elderly, Disabled and Children ("EAEDC"), and the state supplement to Federal Supplemental Security Income ("SSI").

      TAFDC expenditures in fiscal 2003 are estimated to be $412.0 million, approximately 1.4% less than fiscal 2002. TAFDC budgeted expenditures in fiscal 2004 are projected to be $405.2 million, a decrease of 1.6% from fiscal 2003. The decrease in TAFDC spending is attributable to the federally mandated increase in the number of recipients required to work. The Emergency Assistance program provides disaster relief and shelter to homeless families. The cost of this program is included in TAFDC expenditures.

      The Commonwealth began implementing welfare reform programs in November 1995, establishing TAFDC programs to encourage work as a means to self-sufficiency and to discourage reliance on long-term assistance. The TAFDC caseload declined steadily from fiscal 1996 through fiscal 2001, resulting in a 68% decrease through fiscal 2001. However, the caseload began to grow again in fiscal 2002, from a low point of 42,013 enrolled in July 2001 to a high point of 48,550 in February 2003. In addition, Massachusetts limits TAFDC recipients to two years of benefits within a five-year period. Over 15,000 welfare recipients reached their limit in December 1998 and can now begin receiving benefits again if they meet eligibility requirements.

      The EAEDC caseload declined steadily from fiscal 1996 through fiscal 2001, resulting in an 83.6% decrease through fiscal 2001, but the caseload began to grow again in fiscal 2002. The trend can be attributed to factors similar to those affecting the TAFDC caseload. For fiscal 2003, caseload increased by an estimated 5.4% and expenditures increased by approximately 6.9%. For fiscal 2004, caseload is projected to grow by 6.7%. Fiscal 2004 expenditures for EAEDC are projected to be $63.9 million, a 6.6% decrease from fiscal 2003. The fiscal 2004 decrease in expenditures is attributed to eligibility and benefit changes.

      SSI is a federally administered and funded cash assistance program for individuals who are elderly, disabled or blind. SSI payments are funded entirely by the Federal government up to $530 per individual recipient per month and entirely by the state above that amount. The additional state supplement ranges from $39 to $454 per month per recipient. Fiscal 2004 expenditures for SSI are estimated to be $209.0 million, a 1% decrease from fiscal 2003.

      OTHER HEALTH AND HUMAN SERVICES. Other health and human services estimated spending for fiscal 2003 included expenditures for the Department of Mental Retardation ($952.3 million), Department of Mental Health ($602.5 million), Department of Social Services ($656.6 million), Department of Public Health ($407.3 million) and other human service programs ($636.7 million).

      In fiscal 2004, other health and human services spending is projected to include expenditures for the Department of Mental Retardation ($961.3 million), Department of Mental Health ($592.8 million), Department of Social Services ($679.6 million), Department of Public Health ($358.1 million) and other human services programs ($629.2 million).

      COMMONWEALTH PENSION OBLIGATIONS. The Commonwealth is responsible for the payment of pension benefits for Commonwealth employees (members of the state employees' retirement system) and for teachers of the cities, towns and regional school districts throughout the state (including members of the teachers' retirement system and teachers in the Boston public schools, who are members of the State-Boston retirement system but whose pensions are also the responsibility of the Commonwealth). Employees of certain independent authorities and agencies, such as the Massachusetts Water Resources Authority, and of counties, cities and towns (other than teachers) are covered by 104 separate retirement systems. The Commonwealth assumed responsibility, beginning in fiscal 1982, for payment of cost of living adjustments for the 104 local retirement systems, in accordance with the provisions of Proposition 2 1/2. However, in 1997 legislation was enacted removing from the Commonwealth the cost of future cost-of-living adjustments for these local retirement systems and providing that local retirement systems fund future cost-of-living adjustments. Pension benefits for state employees are administered by the State Board of Retirement, and pension benefits for teachers are administered by the Teachers' Retirement Board. Investment of the assets of the state employees' and teachers' retirement systems is managed by the Pension Reserves Investment Management Board. In the case of all other retirement systems, the retirement board for the system administers pension benefits and manages investment of assets. The members of these state and local retirement systems do not participate in the Federal Social Security System.

      EARLY RETIREMENT INCENTIVE PROGRAM. As a means of reducing payroll costs in fiscal 2002 and 2003, the Commonwealth adopted two Early Retirement Incentive Programs (each, an "ERIP"), which offered an enhanced pension benefit to retirement-eligible employees. Employees retiring under the 2002 ERIP program totaled approximately 4,600. The legislation authorizing the 2002 ERIP directed the Public Employee Retirement Administration Commission ("PERAC") to file a report on the additional actuarial liabilities due to the 2002 ERIP. In its report, PERAC stated that the 2002 ERIP program resulted in an increased actuarial liability of $312.2 million. The 2003 ERIP Program will be executed during the first half of fiscal 2004. Although it offers similar enhanced benefits to the 2002 ERIP, participation and impact are expected to be less due to a diminished pool of retirement-eligible employees.

      On September 17, 2003, PERAC released its actuarial valuation of the total pension obligation dated January 1, 2003. The unfunded actuarial accrued liability as of that date for the total obligation was approximately $13.401 billion, an increase of $6.033 billion over the unfunded actuarial accrued liability as of January 1, 2002. The unfunded actuarial accrued liability as of January 1, 2003 was comprised of unfunded actuarial accrued liabilities of $3.604 billion for the State Employees' Retirement System, $8.129 billion for the State Teachers' Retirement System, $998.3 million for Boston Teachers and $670 million for cost-of-living increases. The valuation study estimated the total actuarial accrued liability as of January 1, 2003 to be approximately $43.030 billion (comprised of $17.551 billion for Commonwealth employees, $22.892 billion for Commonwealth teachers, $1.918 billion for Boston teachers and $670 million for cost-of-living increases). Total assets were valued at approximately $29.629 billion based on the five-year average valuation method, which equaled 115% of the January 1, 2003 total asset market value. The actuarial value of assets as of January 1, 2003 represented a decline of $2.070 billion from the valuation of assets as of January 1, 2002. The funded ratio declined to 68.9% as of January 1, 2003 from 81.1% as of January 1, 2002. During 2002, there was an overall actuarial loss of $5.8 billion. There was a non-investment loss on actuarial liability of approximately $1.2 billion and a loss on assets (on an actuarial value basis) of $4.6 billion. Due to the significant increase of unfunded actuarial accrued liability, it is expected that the pension funding schedule will be required to be revised to fully amortize unfunded accrued liability by 2023. Payments under such a revised schedule will be significantly higher than the annual pension funding obligations called for in the existing pension funding schedule.

      HIGHER EDUCATION. The Commonwealth's system of higher education includes the five-campus University of Massachusetts, nine state colleges and 15 community colleges. The system is coordinated by the Commonwealth Board of Higher Education, and each institution is governed by a separate board of trustees. The operating revenues of each institution consist primarily of state appropriations and of student and other fees that may be imposed by the board of trustees of the institution. Tuition levels are set by the Board of Higher Education, and tuition revenue is required to be remitted to the State Treasurer by each institution. The board of trustees of each institution submits operating and capital budget requests annually to the Board of Higher Education. The Legislature appropriates funds for the higher education system in the Commonwealth's annual operating budget in various line items for each institution.

      OTHER PROGRAM EXPENDITURES. In fiscal 2003, the remaining $3.514 billion in estimated expenditures on other programs and services cover a variety of functions of state government, including expenditures for the Judiciary ($581.6 million), District Attorneys ($76.4 million), the Attorney General ($33.1 million), the EOAF ($422.6 million), Environmental Affairs ($179.6 million), Transportation and Construction ($113.0 million), Public Safety ($904.1 million), Elder Affairs ($191.9 million) and the Department of Housing and Community Development ($84.4 million).

      In fiscal 2004, the remaining $3.438 billion in projected expenditures on other programs and services cover a variety of functions of state government, including expenditures for the Judiciary ($568.7 million), District Attorneys ($75.8 million), the Attorney General ($33.5 million), the EOAF ($433.0 million), Environmental Affairs ($165.8 million), Transportation and Construction ($36.6 million), Public Safety ($856.1 million), Elder Affairs ($189.2 million) and the Department of Housing and Community Development ($66.9 million).

CAPITAL SPENDING

      The EOAF maintains a multi-year capital spending plan, including an annual administrative limit on certain types of capital spending by state agencies. In fiscal 2003 the annual limit was $1.225 billion. In addition to capital expenditures subject to the annual administrative limit, the Commonwealth has also invested significant monies to fund the construction of the Central Artery/Ted Williams Tunnel Project (the "CA/T Project"), the Boston and Springfield convention centers and other projects. The Commonwealth aggregates its capital expenditures into the following seven major categories (with estimated fiscal 2003 spending in parentheses):
Economic Development ($313 million); Environment ($123 million); Housing ($113 million); Information Technology ($83 million); Infrastructure ($276 million); Public Safety ($38 million); and Transportation ($1.801 billion).
      CENTRAL ARTERY/TED WILLIAMS TUNNEL PROJECT. The largest single component of the Commonwealth's capital program currently is the CA/T Project, a major construction project that is part of the completion of the Federal interstate highway system. The project involves the depression of a portion of Interstate 93 in downtown Boston (the Central Artery), which is now an elevated highway, and the construction of a new tunnel under Boston harbor (the Ted Williams Tunnel) to link the Boston terminus of the Massachusetts turnpike (Interstate 90) to Logan International Airport and points north.

      PROGRESS/SCHEDULE UPDATE. As of May 31, 2003, CA/T Project construction was 90% complete. As of that date, approximately $13.5 billion was under contract or agreement and approximately 93% of all construction scope was under contract. On January 18, 2003, the I-90 extension to the Ted Williams Tunnel and East Boston/Logan Airport was opened to general traffic. On March 29, 2003, I-93 northbound opened to traffic. Delays in completion of components of the Integrated Project Control System slowed the opening I-90 and I-93 northbound, which opened two months and almost four months, respectively, later than projected. The CA/T Project is currently exploring further schedule initiatives to mitigate the impact of this delay; however, without schedule initiatives, there may be a corresponding delay in the remaining other CA/T Project milestones' opening dates.

      On July 30, 2003 the Federal Highway Administration submitted to the Massachusetts Turnpike Authority (the "Turnpike Authority") the results of its annual budget review of the CA/T Project. The Federal Highway Administration estimates the total cost of the project to be $14.52 billion, compared to the 2002 estimate of $14.46 billion.

      Toll Discount Program. On July 1, 2002, a toll discount program for members of the FASTLANE Program who operate non-commercial two-axle passenger vehicles went into effect, providing a 50% discount on the amount of the July 1, 2002 toll rate increase to participants. In April 2003, the discount program was extended through December 2003. Funding for this extension will come from the Turnpike Authority's sale of certain real estate in May 2003 for approximately $75 million. On September 18, 2003, the Turnpike Authority voted to extend the program through December 2004, with funding to also come from the May 2003 sale of certain real estate.

      Legislation passed on July 31, 2002 contained provisions that could be interpreted as requiring that the toll discount program be made permanent.
It is the position of the Turnpike Authority that the toll discount program remains subject to annual evaluation by the Turnpike Authority board and available funding, and is subordinate to payments for Western Turnpike and Metropolitan Highway System debt service and expense commitments. If the Legislature requires the toll discount program be made permanent without providing offsetting funding, the Turnpike Authority could potentially face a revenue shortfall. In addition, before any toll discount program could be made permanent, the Turnpike Authority's Trust Agreement would require the Turnpike Authority to deliver a certificate of an independent consultant verifying certain debt service coverage ratios to the trustee.

      MASSACHUSETTS BAY TRANSPORTATION AUTHORITY. Beginning in fiscal 2001, the finances of the MBTA were restructured, and its financial relationship to the Commonwealth changed materially. The MBTA finances and operates mass transit in eastern Massachusetts. The MBTA issues its own bonds and notes and is also responsible for the payment of obligations issued by the Boston Metropolitan District prior to the creation of the MBTA in 1964. The Commonwealth is obligated to provide the MBTA with a portion of the revenues raised by its sales tax, which is dedicated to the MBTA under a trust fund. The dedicated revenue stream is used to meet the Commonwealth's debt service obligations related to certain outstanding MBTA debt and to meet the MBTA's other operating and debt service needs. The MBTA is authorized to assess a portion of its costs on 175 cities and towns in eastern Massachusetts: after a five-year phase-in of reduced assessments (from approximately $144.6 million in fiscal 2001 to approximately $136 million in fiscal 2006) the cities and towns are legally required to pay assessments equal to at least $136 million in the aggregate, as adjusted for inflation (with no annual increase to exceed 2.5% per year).

      Prior to July 1, 2000, the Commonwealth provided financial support of the MBTA through guarantees of the debt service on its bonds and notes, contract assistance generally equal to 90% of the debt service on outstanding MBTA bonds and payment of its net cost of service. The MBTA's net cost of service was financed by the issuance of short-term notes by the MBTA and by cash advances from the Commonwealth. The November 1999 legislation that provided for state sales tax revenues to be dedicated to the MBTA also required the Commonwealth to defray the cost of an 18-month lag (from January 1, 1999 through June 30, 2001) in operating subsidies that were previously financed through such short-term notes and the advancement of cash reserves from the Commonwealth. This cost has been estimated by the Commonwealth to amount to $848.3 million. This cost, plus an additional $100 million to provide working capital to the MBTA, was financed in part by the issuance of $325 million of Commonwealth general obligation bonds (out of $800 million authorized by the Legislature) and by $10.5 million in operating appropriations. The balance was financed by a transfer from the Commonwealth's Highway Capital Projects Fund, which initially was expected to be amortized over 20 years in the Commonwealth's operating budget. The remaining $475 million of Commonwealth general obligation bonds authorized to be issued to replenish the transfer were issued in March 2002 and December 2002.

      Beginning July 1, 2000, the Commonwealth's annual obligation to support the MBTA for operating costs and debt service was limited to a portion of the state sales tax revenues, but the Commonwealth remains contingently liable for the payment of MBTA bonds and notes issued prior to July 1, 2000. The Commonwealth's obligation to pay such prior bonds is a general obligation.
As of June 30, 2003, the MBTA had approximately $2.834 billion of such prior bonds outstanding. Such bonds are currently scheduled to mature annually through fiscal 2030, with annual debt service in the range of approximately $270 million to $292 million through fiscal 2013 and declining thereafter.

      GENERAL AUTHORITY TO BORROW. Under its constitution, the Commonwealth may borrow money (a) for defense or in anticipation of receipts from taxes or other sources, any such loan to be paid out of the revenue of the year in which the loan is made, or (b) by a two-thirds vote of the members of each house of the Legislature present and voting thereon. The constitution further provides that borrowed money shall not be expended for any other purpose than that for which it was borrowed or for the reduction or discharge of the principal of the loan. In addition, the Commonwealth may give, loan or pledge its credit by a two-thirds vote of the members of each house of the Legislature present and voting thereon, but such credit may not in any manner be given or loaned to or in aid of any individual, or of any private association, or of any corporation which is privately owned or managed.

      GENERAL OBLIGATION DEBT. The Commonwealth issues general obligation bonds and notes pursuant to Commonwealth law. General obligation bonds and notes issued thereunder are deemed to be general obligations of the Commonwealth to which its full faith and credit are pledged for the payment of principal and interest when due, unless specifically provided otherwise on the face of such bond or note.

      NOTES. The Commonwealth is authorized to issue short-term general obligation debt as revenue anticipation notes or bond anticipation notes. Revenue anticipation notes may be issued by the Treasurer in any fiscal year in anticipation of the receipts for that year and must be repaid no later than the close of the fiscal year in which they are issued. Bond anticipation notes may be issued by the Treasurer in anticipation of the issuance of bonds, including special obligation convention center bonds. The Commonwealth currently has liquidity support for a $1 billion commercial paper program for general obligation notes, through a $200 million letter of credit which expires on December 28, 2003, and four $200 million credit lines, available through September 2004, December 2004, March 2005 and September 2005, respectively.

      SYNTHETIC FIXED RATE BONDS. In connection with the issuance of certain general obligation bonds that were issued as variable rate bonds, the Commonwealth has entered into interest rate exchange (or "swap") agreements with certain counterparties pursuant to which the counterparties are obligated to pay the Commonwealth an amount equal to the variable rate payment on the related bonds and the Commonwealth is obligated to pay the counterparties a stipulated fixed rate. Only the net difference in interest payments is actually exchanged with the counterparty, and the Commonwealth is responsible for making the interest payments to the variable rate bondholders. The effect of the agreements is to fix the Commonwealth's interest payment obligations with respect to the variable rate bonds. The Commonwealth will be exposed to a variable rate if the counterparties default or if the swap agreements are terminated. Termination of a swap agreement may also result in the Commonwealth's making or receiving a termination payment. As of June 30, 2003, the amount of such variable rate bonds outstanding was $1.364 billion.

      VARIABLE RATE DEMAND BONDS, AUCTION RATE SECURITIES AND U.PLAN BONDS. As of June 30, 2003, the Commonwealth had outstanding approximately $275.6 million of variable rate demand bonds (not converted to a synthetic fixed rate as described above) in a daily interest rate mode, with liquidity support provided by commercial banks under agreements terminating in February 2006. As of June 30, 2003, the Commonwealth had outstanding $401.5 million of auction rate securities in a seven-day interest rate mode. As of June 30, 2003, the Commonwealth had outstanding approximately $128.8 million of variable rate "U.Plan" bonds, sold in conjunction with a college savings program administered by the Massachusetts Educational Financing Authority, which bear deferred interest at a rate equal to the percentage change in the consumer price index plus 2%, together with current interest at the rate of 0.5%.

      SPECIAL OBLIGATION DEBT.

      HIGHWAY FUND. The Commonwealth is authorized to issue special obligation bonds secured by all or a portion of revenues accounted to the Highway Fund. Revenues that are currently accounted to the Highway Fund are primarily derived from taxes and fees relating to the operation or use of motor vehicles in the Commonwealth, including the motor fuels excise tax. As of June 30, 2003, the Commonwealth had outstanding $813.0 million of such special obligation bonds, including $629.6 million of such bonds secured by a pledge of 6.86(cent) of the 21(cent) motor fuels excise tax.

      CONVENTION CENTER FUND. The Commonwealth is authorized to issue $694.4 million of special obligation bonds for the purposes of a new convention center in Boston ($609.4 million), the Springfield Civic Center ($66 million) and the Worcester convention center ($19 million). The bonds are to be payable from moneys credited to the Boston Convention and Exhibition Center Fund created by legislation, which include the receipts from a 2.75% convention center financing fee added to the existing hotel tax in Boston, Cambridge, Springfield and Worcester, sales tax receipts from establishments near the proposed Boston facility, a surcharge on car rentals in Boston, a parking surcharge at all three facilities, the entire hotel tax collected at hotels located near the new Boston facility, and all sales tax and hotel tax receipts at new hotels in Boston and Cambridge. To date, no such bonds have been issued. However, $350 million of general obligation bond anticipation notes and $132 million of commercial paper notes have been issued.

      FEDERAL GRANT ANTICIPATION NOTES. The Commonwealth has issued Federal grant anticipation notes yielding aggregate net proceeds of $1.5 billion, the full amount authorized, to finance the current cash flow needs of the CA/T Project in anticipation of future Federal reimbursements. The notes are not general obligations of the Commonwealth. The notes mature between fiscal 2006 and fiscal 2015, inclusive. Under the trust agreement securing the notes, aggregate annual debt service on grant anticipation notes may not exceed $216 million. Such notes are secured by the pledge of Federal highway construction reimbursement payments and by a contingent pledge of certain motor fuels excises.

      On July 16, 2003, the Commonwealth issued special obligation refunding notes for the purpose of crossover refunding approximately $408.0 million of outstanding Federal grant anticipation notes in 2008 and in 2010. Until the crossovers occur, interest on the notes will be paid solely by an escrow account established with the proceeds of the notes. Upon the refunding of $408.0 million of outstanding Federal grant anticipation notes on the crossover dates, the refunding notes will become secured by the Grant Anticipation Note Trust Fund.

      OTHER. On July 31, 2002, the Legislature passed the following bond bills in the respective appropriation amounts noted: $752 million for the Division of Capital Asset Management; $301 million for Transportation; $509 million for Housing; and $754 million for Environmental Affairs. The Legislature also passed a $101.8 million capital outlay bill. The legislation will allow for bond funds to be used in place of certain pay-as-you-go capital funds previously transferred to the General Fund.

      On July 17, 2003, the Legislature passed a transportation bond bill totaling $1.080 billion, which was signed by the Governor on July 24, 2003. A terms bill was filed with the Legislature on July 29, 2003.

      On August 27, 2003, the Governor filed legislation to continue certain capital spending authorizations that would otherwise expire on September 30, 2003 in the amount of approximately $2 billion, and to reduce some previously enacted capital spending authorizations in the aggregate amount of approximately $157 million.

LITIGATION

      There are pending in state and Federal courts within the Commonwealth and in the Supreme Court of the United States various suits in which the Commonwealth is a party. In the opinion of the Attorney General, no litigation is pending or, to his knowledge, threatened which is likely to result, either individually or in the aggregate, in final judgments against the Commonwealth that would affect materially its financial condition.

      COMMONWEALTH PROGRAMS AND SERVICES. From time to time actions are brought against the Commonwealth by the recipients of governmental services, particularly recipients of human services benefits, seeking expanded levels of services and benefits and by the providers of such services challenging the Commonwealth's reimbursement rates and methodologies. To the extent that such actions result in judgments requiring the Commonwealth to provide expanded services or benefits or pay increased rates, additional operating and capital expenditures might be needed to implement such judgments.

      In June 1993, in HANCOCK V. COMMISSIONER OF EDUCATION, the Supreme Judicial Court ruled that the Massachusetts Constitution imposes an enforceable duty on the Commonwealth to provide public education for all children in the Commonwealth and that the Commonwealth was not at that time fulfilling this constitutional duty. Comprehensive education reform legislation was approved by the Legislature and the Governor later in June 1993. Plaintiffs filed a motion for further relief in which they argue that the Commonwealth has not complied with its obligations and sought declaratory and injunctive relief. Defendants filed an opposition motion on January 31, 2000 arguing that the Commonwealth had met its obligations by taking appropriate steps within a reasonable time to implement education reform. On June 27, 2002, the Supreme Judicial Court transferred the case (now HANCOCK
V. DRISCOLL) to the Superior Court for discovery and trial. A judge of the Superior Court has established a schedule for the case pursuant to which it will be tried. The amount of expenditures ultimately sought by the plaintiffs or required of the Commonwealth is uncertain but could be many hundreds of millions of dollars.

      Challenges by residents of five state schools for the retarded in RICCI
V. MURPHY resulted in a consent decree in the 1970's that required the Commonwealth to upgrade and rehabilitate the facilities in question and to provide services and community placements in western Massachusetts. The District Court issued orders in October 1986, leading to termination of active judicial supervision. On May 25, 1993, the District Court entered a final order vacating and replacing all consent decrees and court orders. In their place, the final order requires lifelong provision of individualized services to class members and contains requirements regarding staffing, maintenance of effort (including funding) and other matters.

      ROLLAND V. ROMNEY. This case is a class action to compel the Commonwealth to provide certain community placements and services to nursing home residents with mental retardation or other developmental disabilities. In January 2000, the District Court approved a settlement agreement among the parties providing that the Commonwealth would offer certain benefits to the affected class until 2007. In March 2001, the District Court found the Commonwealth to be in noncompliance with the settlement agreement and lifted the agreement's stay of litigation. In May 2002, the District Court held that the Commonwealth was in violation of Federal law as well as the agreement by its failure to provide specialized services to residents who required them. On January 28, 2003, the Court of Appeals for the First Circuit affirmed the decision of the District Court.

      In RAMOS V. MCINTIRE plaintiffs allege that the Department of Transitional Assistance violated state and Federal law, including the Americans with Disabilities Act, by failing to accommodate welfare recipients with learning disabilities in its Employment Services Program. The court has denied, without prejudice, plaintiffs' motions for class certification and injunctive relief. If the case remains limited to the two existing plaintiffs, potential liability will likely be under $50,000. However, if the Court at some point allows a motion for class certification potential liability could increase to $33.5 million. The Court denied a renewed motion for class certification.

      The DMA has been engaged in four related lawsuits, only one of which remains to be decided, in which numerous hospitals seek injunctive and declaratory relief from the DMA's implementation of its prepayment review program and its postpayment review program. The hospitals also seek damages consisting of the value of all claims for payment previously denied by the DMA under these two review programs, where the basis for the denial was the DMA's determination that the claims were not medically necessary. The four cases as filed at the trial court level are ATHOL MEMORIAL HOSPITAL, ET AL.
V. COMMISSIONER OF THE DIVISION OF MEDICAL ASSISTANCE, MASS. HOSPITAL ASSOCIATION, ET AL. V. COMMISSIONER OF THE DIVISION OF MEDICAL ASSISTANCE, BAYSTATE MEDICAL CENTER V. COMMISSIONER OF THE DIVISION OF MEDICAL ASSISTANCE and SALEM HOSPITAL V. COMMISSIONER OF THE DIVISION OF MEDICAL ASSISTANCE. Since continued implementation of these programs would save the DMA between $6 million and $11 million annually, the DMA's expenditures would increase by that amount if it is barred from implementing these programs. A trial on the merits on the declaratory and injunctive relief claims in the MASS. HOSPITAL ASSOCIATION and SALEM cases was held on March 25 and 26, 2002. On June 20, 2002, the Court ruled that the DMA had complied with a Supreme Judicial Court's order in MASSACHUSETTS EYE AND EAR INFIRMARY V. COMMISSIONER OF THE DIVISION OF MEDICAL ASSISTANCE not to deny all reimbursement when it determined that an inpatient admission had not been medically necessary and to issue more detailed regulations, and that the new regulations were valid. The MASS. HOSPITAL ASSOCIATION and SALEM decisions are not controlling in BAYSTATE, which is still pending, but could be cited as persuasive authority. With respect to the past damages claims, the DMA has prevailed in all cases except BAYSTATE, which is still pending. The ATHOL and SALEM cases were appealed, and on August 6, 2002 the Supreme Judicial Court ruled that the hospitals were not eligible for the relief they sought because they had not exhausted their administrative remedies. This decision would control the outcome of BAYSTATE on the issue of those payment denials predating the Supreme Judicial Court's decision in MASSACHUSETTS EYE AND EAR INFIRMARY
(1999).

      LIMA V. PRESTON. Plaintiffs in a class action seek to enjoin the Executive Office of Health and Human Services from eliminating Medicaid eligibility for certain immigrants. The DMA estimates that its expenditures would be expected to increase by less than $20 million if the plaintiffs successfully enjoin elimination of the program.

      ROSIE D. V. GOVERNOR. Plaintiffs asserted claims under provisions of the Federal Medicaid law. Specifically, plaintiffs assert that the Commonwealth is required to, yet does not, provide them with intensive home-based mental health services. The Governor's motion to dismiss based on sovereign immunity was denied. An appeal from that ruling was argued before the First Circuit Court of Appeals on September 11, 2002. On November 7, 2002, the First Circuit Court of Appeals affirmed the United States District Court's denial of the Governor's motion. Plaintiffs have not quantified the cost of the services they seek, but it could amount to more than $20 million.

      LOPES V. COMMONWEALTH. This case is a class action in which the plaintiffs seek to enjoin the DMA from recovering Medicaid payments from the estates of people who died of smoking-related illnesses and to pay back such funds already recovered. The relief sought by plaintiffs would cost the Commonwealth more than $30 million. In September 2001, the Commonwealth filed a motion to dismiss the case. In February 2002, the Court allowed the Commonwealth's motion to dismiss. Plaintiffs have appealed.

      GOODRIDGE V. COMMISSIONER OF PUBLIC HEALTH. In this case, seven same-sex couples claim a statutory or constitutional right to marry and receive marriage-related benefits. Depending on the scope of the trial court's decision, a decision in the plaintiffs' favor could cost the Commonwealth an indeterminable amount in various forms of state tax deductions and benefits. The court granted summary judgment in favor of the Commonwealth. Plaintiffs have appealed and the Supreme Judicial Court was to hear their appeal in March 2003.

      ENVIRONMENTAL MATTERS. The Commonwealth is engaged in various lawsuits concerning environmental and related laws, including an action brought by the U.S. Environmental Protection Agency alleging violations of the Clean Water Act and seeking to reduce the pollution in Boston Harbor. See UNITED STATES
V. METROPOLITAN DISTRICT COMMISSION. See also CONSERVATION LAW FOUNDATION V. METROPOLITAN DISTRICT COMMISSION. The Massachusetts Water Resources Authority ("MWRA"), successor in liability to the Metropolitan District Commission ("MDC"), has assumed primary responsibility for developing and implementing a court-approved plan and timetable for the construction of the treatment facilities necessary to achieve compliance with the Federal requirements. The MWRA currently projects that the total cost of construction of the wastewater facilities required under the court's order, not including certain costs, will be approximately $3.142 billion in current dollars, with approximately $131 million to be spent after June 30, 2001.
The MWRA anticipates spending approximately $633 million after that date to cover certain additional costs. Under the Clean Water Act, the Commonwealth may be liable for any cost of complying with any judgment in these or any other Clean Water Act cases to the extent the MWRA or a municipality is prevented by state law from raising revenues necessary to comply with such a judgment.

      Wellesley College (the "College") is seeking contribution from the Commonwealth for costs related to environmental contamination on the Wellesley College campus and adjacent areas, including Lake Waban. On September 5, 2001, the court entered judgment incorporating a partial settlement between the parties, under which the College will fund a clean up of hazardous materials at the campus and the northern shoreline of Lake Waban expected to cost approximately $40 million. Subject to the terms of the partial settlement, the Commonwealth has reimbursed the College $400,000 and may reimburse the College up to an additional $1 million once the Department of Environmental Protection determines that the clean up has been properly performed. The clean up of the remainder of Lake Waban, downstream areas and groundwater is not addressed under the current clean up plan, as the Department has not yet selected a remedy for these areas. Once a remedy is determined and costs are known, negotiations may be reopened with the College. The Commonwealth and the College have reserved their rights against each other regarding liability for the future clean up costs for this part of the site, which could involve tens of millions of dollars.

      IN RE MASSACHUSETTS MILITARY RESERVATION (PRE-LITIGATION). The Commonwealth is engaged in preliminary discussions regarding natural resource damage at the Massachusetts Military Reservation on Cape Cod. The Commonwealth's Executive Office of Environmental Affairs is the State Natural Resources Trustee. Federal Trustees claim that the Commonwealth and others are liable for natural resource damages due to widespread contamination primarily from past military activities at the Reservation. This asserted liability also may extend to response actions and related activities necessary to remediate the site. The assessment process for natural resource damages is set forth in Federal regulations and is expected to take many month to complete. While no recent comprehensive estimate of natural resource damages and response actions is available, it is expected that the damages and response actions may cost at least tens of millions of dollars.

      TAXES AND REVENUES. There are several other tax cases pending which could result in significant refunds if taxpayers prevail. It is the policy of the Attorney General and the Commissioner of Revenue to defend such actions vigorously on behalf of the Commonwealth, and the descriptions that follow are not intended to imply that the Commissioner has conceded any liability whatsoever. As of June 30, 2003, approximately $330 million in contingent liabilities exist in the aggregate in the tax cases pending before the Appellate Tax Board or on appeal to the Appeals Court or the Supreme Judicial Court.

      In GENERAL MILLS, INC. V. COMMISSIONER OF REVENUE, the taxpayer challenges a corporate excise tax, including the proper treatment of the sale of two of its subsidiaries. The total exposure to the Commonwealth, including taxes, interest and penalties, is approximately $48 million. The Appellate Tax Board issued a decision awarding an abatement of $634,077. Cross-appeals by the taxpayer and the Commissioner of Revenue followed the issuance of the Appellate Tax Board's findings of fact and report. On September 15, 2003, the Supreme Judicial Court affirmed the decision of the Appellate Tax Board.

      RAYTHEON V. COMMISSIONER OF REVENUE. Raytheon contests assessments concerning its use of research tax credits and seeks $74 million in abatements for tax years 1991-1996.

      PETERSON V. COMMISSIONER OF REVENUE. The plaintiff taxpayers claim that the Legislature violated the Massachusetts Constitution when it provided for a higher rate of taxation on long-term capital gains realized after April 30, 2002. Plaintiffs seek a declaration that certain state statutory provisions, which changed the taxation of capital gains in the taxable year after January 1, 2002 and before May 2, 2002, violate the Commonwealth's Constitution. The Department of Revenue estimates that if the Supreme Judicial Court rules in the taxpayers' favor refunds in excess of $140 million may be required.

      EMINENT DOMAIN.

      PERINI CORP., KIEWIT CONSTR. CORP., JAY CASHMAN, INC., D/B/A PERINI - KIEWIT - CASHMAN JOINT VENTURE V. COMMONWEALTH. In six consolidated cases and related potential litigation, plaintiffs make claims for alleged increased costs arising from differing site conditions and other causes of delay on the CA/T Project. Plaintiffs have asserted claims in excess of $150 million.

      BROWN RUDNICK V. COMMONWEALTH OF MASSACHUSETTS. This is a breach of contract action against the Commonwealth seeking damages and declaratory and injunctive relief based on the Commonwealth's alleged failure to comply with a contingent attorney's fees agreement in connection with the plaintiff law firms' representation of the Commonwealth against the tobacco industry. In an early ruling in the case, the trial court found that Brown Rudnick's arguments may ultimate inure to the benefit of all five law firms that represented the Commonwealth in the legal action against tobacco manufacturers. The effect of this ruling is to increase the potential exposure for the Commonwealth from $500 million to approximately $1.3 billion. This estimated exposure is based on a claim for a percentage of payments scheduled to be made to the Commonwealth over a period of 25 years under the MSA, with the possibility of additional, but currently unquantifiable, payments to the Commonwealth after that period. It is possible that the law firm plaintiffs in this case may also claim against these contingent future payments, resulting in an exposure to the Commonwealth exceeding $1.3 billion. By memorandum and order dated June 16, 2003, the trial court denied plaintiffs' motion for summary judgment.

      SWACHMAN V. COMMONWEALTH OF MASSACHUSETTS. The Commonwealth, through its Division of Capital Asset Management, recently took by eminent domain certain property in Worcester to build a new courthouse for Worcester
County. Although no case has yet been filed challenging the amount paid by the Commonwealth, it is anticipated that the owner will file an eminent domain action seeking compensation over and above the amount already paid by the Commonwealth for the land and may seek and additional $30 million in such an action.

      OTHER MATTERS.

      DZIALO V. GREENFIELD. In this case an 11-year old boy suffered severe injuries while attending a camp program at Greenfield Community College. During a water rescue simulation, the boy's foot became caught between rocks and he was submerged for over twenty minutes, suffering catastrophic brain injuries that will likely be permanent. Plaintiffs allege civil rights and negligence claims. Plaintiff's expert witness estimates total damages at approximately $80 million, which includes compensatory damages to care for the boy for the remainder of his life. The cap on the negligence claims is $300,000 under the Massachusetts Tort Claims Act. Plaintiffs, however, are alleging civil rights violations, which are not subject to the cap.


(PAGE)



                                  APPENDIX B


                              Rating Categories

      Description of certain ratings assigned by S&P, Moody's and Fitch:

S&P

LONG-TERM

AAA
An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong. The rating 'AA' may be modified by the addition of a plus (+) or minus (-) sign designation to show relative standing within this rating category.

SHORT-TERM

SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.

COMMERCIAL PAPER

A-1
This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

MOODY'S

LONG-TERM

Aaa
Bonds rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa
Bonds rated 'Aa' are judged to be of high quality by all standards. Together with the 'Aaa' group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in 'Aaa' securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the 'Aaa' securities.

Moody's applies numerical modifiers 1, 2, and 3 to the 'Aa' generic rating classification. The modifier 1 indicates that the obligation ranks in the higher end of the rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of the rating category.

PRIME RATING SYSTEM (SHORT-TERM)

Issuers rated PRIME-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

Leading market positions in well-established industries.

High rates of return on funds employed.

Conservative capitalization structure with moderate reliance on debt and ample asset protection.

Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

Well-established access to a range of financial markets and assured sources of alternate liquidity.

MIG/VMIG--U.S. SHORT-TERM

Municipal debt issuance ratings are designated as Moody's Investment Grade
(MIG) and are divided into three levels -- MIG 1 through MIG 3.

The short-term rating assigned to the demand feature of variable rate demand obligations (VRDOs) is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG 1/VMIG1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

FITCH

LONG-TERM INVESTMENT GRADE

AAA
HIGHEST CREDIT QUALITY. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
VERY HIGH CREDIT QUALITY. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

SHORT-TERM

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1
HIGHEST CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

A plus (+) or minus (-) sign designation may be appended to the 'AA' or F1 rating to denote relative status within the rating category.



------------------------------------------------------------------------------

              DREYFUS BASIC NEW YORK MUNICIPAL MONEY MARKET FUND
                                    PART B
                     (STATEMENT OF ADDITIONAL INFORMATION)

                               NOVEMBER 1, 2003

------------------------------------------------------------------------------



      This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of the Dreyfus BASIC New York Municipal Money Market Fund (the "Fund"), dated November 1, 2003, as it may be revised from time to time. The Fund is a separate, non-diversified portfolio of The Dreyfus/Laurel Tax-Free Municipal Funds (the "Trust"), an open-end management investment company, known as a mutual fund, that is registered with the Securities and Exchange Commission ("SEC"). To obtain a copy of the Fund's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, visit the Dreyfus.com website, or call one of the following numbers:


            Call Toll Free 1-800-645-6561
            In New York City -- Call 1-718-895-1206
            Outside the U.S. -- Call 516-794-5452


      The financial statements of the Fund for the fiscal year ended June 30, 2003, including notes to the financial statements and supplementary information and the Independent Auditors' Report, are included in the Annual Report to shareholders. A copy of the Annual Report accompanies this Statement of Additional Information. The financial statements included in the Annual Report, and the Independent Auditors' Report thereon contained therein, and related notes, are incorporated herein by reference.


                               TABLE OF CONTENTS
                                                                          PAGE


Description of the Fund/Trust.............................................B-2
Management of the Fund/Trust..............................................B-14
Management Arrangements...................................................B-19
Purchase of Shares........................................................B-22
Redemption of Shares......................................................B-24
Shareholder Services......................................................B-28
Determination of Net Asset Value..........................................B-31
Performance Information...................................................B-32
Dividends, Other Distributions and Taxes..................................B-33
Portfolio Transactions....................................................B-36
Information About the Fund/Trust..........................................B-38
Counsel and Independent Auditors..........................................B-39
Appendix A................................................................B-40
Appendix B................................................................B-66

                        DESCRIPTION OF THE FUND/TRUST

      The Trust is an open-end management investment company organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated March 28, 1983, amended and restated December 9, 1992, and subsequently further amended. On December 8, 1995, the Fund's "Investor" and "Class R" share class designations were eliminated, the Fund became a single share class fund, and the Fund's name was changed from "Dreyfus/Laurel New York Tax-Free Money Fund" to "Dreyfus BASIC New York Municipal Money Market Fund."


      As a municipal money market fund, the Fund invests in debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, and certain other specified securities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal income tax ("Municipal Obligations").

      The Dreyfus Corporation ("Dreyfus") serves as the Fund's investment adviser.


      Dreyfus Service Corporation (the "Distributor") is the distributor of the Fund's shares.


      GENERAL INVESTMENT OBJECTIVE AND POLICIES. The Fund seeks to provide a high level of current income exempt from Federal income taxes and New York State and New York City personal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. As a fundamental policy, the Fund normally invests at least 80% of the value of its total assets in the Municipal Obligations of the State of New York, its political subdivisions, authorities and corporations, and certain other specified securities, that provide income exempt from Federal, New York State and New York City personal income taxes (collectively, "New York Municipal Obligations").


      Under normal market conditions, the Fund attempts to invest 100%, and will invest a minimum of 80%, of its total assets in New York Municipal Obligations. When, in the opinion of Dreyfus, adverse market conditions exist for New York Municipal Obligations, and a "defensive" investment posture is warranted, the Fund may temporarily invest more than 20% of its total assets in money market instruments having maturity and quality characteristics comparable to those for New York Municipal Obligations, but which produce income exempt from Federal but not New York State or New York City personal income taxes for resident shareholders of New York, or more than 20% of its total assets in taxable obligations (including obligations the interest on which is included in the calculation of alternative minimum tax for individuals). Periods when a defensive posture is warranted include those periods when the Fund's monies available for investment exceed the New York Municipal Obligations available for purchase to meet the Fund's rating, maturity and other investment criteria.

      The Fund pursues its objective by investing in a varied portfolio of high quality, short-term New York Municipal Obligations.

      The New York Municipal Obligations purchased by the Fund may include
(1) municipal bonds; (2) municipal notes; (3) municipal commercial paper; and
(4) municipal lease obligations. The Fund will limit its portfolio investments to securities that, at the time of acquisition, (i) are rated in the two highest short-term rating categories by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if only one NRSRO has rated the security), (ii) if not rated, are obligations of an issuer whose other outstanding short-term debt obligations are so rated, or (iii) if not rated, are of comparable quality, as determined by Dreyfus under procedures established by the Trust's Board of Trustees (the "Board" or "Trustees" or "Board of Trustees"). The Fund will limit its investments to securities that present minimal credit risk, as determined by Dreyfus under procedures established by the Board of Trustees.

      Because many issuers of New York Municipal Obligations may choose not to have their obligations rated, it is possible that a large portion of the Fund's portfolio may consist of unrated obligations. Unrated obligations are not necessarily of lower quality than rated obligations, but to the extent the Fund invests in unrated obligations, the Fund will be more reliant on Dreyfus' judgment, analysis and experience than would be the case if the Fund invested only in rated obligations. The Fund invests only in securities that have remaining maturities of thirteen months or less at the date of purchase. Floating rate or variable rate obligations (described below) which are payable on demand under conditions established by the SEC may have a stated maturity in excess of thirteen months; these securities will be deemed to have remaining maturities of thirteen months or less. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less. The Fund seeks to maintain a constant net asset value ("NAV") of $1.00 per share, although there is no assurance it can do so on a continuing basis, using the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), which Rule includes various maturity, quality and diversification requirements. The maturity of certain securities and other instruments, including loans of portfolio securities, repurchase agreements and investments in other money market funds, will be determined in accordance with the provisions of Rule 2a-7.

      The Fund is classified as a "non-diversified" investment company, as defined under the 1940 Act. However, the Fund intends to conduct its operations so that it will qualify under the Internal Revenue Code of 1986, as amended (the "Code"), as a "regulated investment company". To continue to qualify, among other requirements, the Fund will be required to limit its investments so that, at the close of each quarter of the taxable year, with respect to at least 50% of its total assets, not more than 5% of such assets will be invested in the securities of a single issuer. In addition, not more than 25% of the value of the Fund's total assets may be invested in the securities of a single issuer at the close of each quarter of the taxable year. The provisions of the Code place limits on the extent to which the Fund's portfolio may be non-diversified. The Fund may invest more than 5% of its total assets in securities of one issuer only if the securities are in the highest short-term rating category, or are determined to be of comparable quality by Dreyfus.

      The ability of the Fund to meet its investment objective is subject to the ability of municipal issuers to meet their payment obligations. In addition, the Fund's portfolio will be affected by general changes in interest rates which may result in increases or decreases in the value of Fund holdings. Investors should recognize that, in periods of declining interest rates, the Fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the influx of new money to the Fund will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing the Fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.

      The Fund may invest without limit in New York Municipal Obligations which are repayable out of revenue streams generated from economically related projects or facilities or whose issuers are located in New York State. Sizable investments in these obligations could increase risk to the Fund should any of the related projects or facilities experience financial difficulties. The Fund is authorized to borrow up to 10% of its total assets for temporary or emergency purposes and to pledge its assets to the same extent in connection with such borrowings.

CERTAIN PORTFOLIO SECURITIES

      DESCRIPTION OF MUNICIPAL OBLIGATIONS. "Municipal Obligations" and "New York Municipal Obligations" include the following:

      MUNICIPAL BONDS. Municipal Bonds, which generally have a maturity of more than one year when issued, have two principal classifications: General Obligation Bonds and Revenue Bonds. A Private Activity Bond is a particular kind of Revenue Bond. The classification of General Obligation Bonds, Revenue Bonds and Private Activity Bonds are discussed below.


      1. General Obligation Bonds. The proceeds of these obligations are used to finance a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. General Obligation Bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.


      2. Revenue Bonds. Revenue Bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security for a Revenue Bond is generally the net revenues derived from a particular facility, group of facilities or, in some cases, the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund whose money may be used to make principal and interest payments on the issuer's obligations. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

      3. Private Activity Bonds. Private Activity Bonds, which are considered Municipal Bonds if the interest paid thereon is exempt from Federal income tax, are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. As discussed below under "Dividends, Other Distributions and Taxes", interest income on these bonds may be an item of tax preference subject to the Federal alternative minimum tax for individuals and corporations.

      MUNICIPAL NOTES. Municipal Notes generally are used to provide for short-term capital needs and generally have maturities of thirteen months or less. Municipal Notes include:

      1. Tax Anticipation Notes. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use and business taxes, and are payable from these specific future taxes.

      2. Revenue Anticipation Notes. Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Programs.

      3. Bond Anticipation Notes. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

      MUNICIPAL COMMERCIAL PAPER. Issues of Municipal Commercial Paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by agencies of state and local governments to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

      MUNICIPAL LEASE OBLIGATIONS. Municipal leases may take the form of a lease or a certificate of participation in a purchase contract issued by state and local government authorities to obtain funds to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets. A lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, although the lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make payments due under the lease obligation. Municipal leases have special risks not normally associated with Municipal Bonds. These obligations frequently contain "non-appropriation" clauses that provide that the governmental issuer of the obligation has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the legislative body on a yearly or other periodic basis. Although the obligations will be secured by the leased equipment, the disposition of the equipment in the event of foreclosure might prove difficult. For purposes of the 10% limitation on the purchase of illiquid securities, the Fund will not consider the municipal lease obligations or certificates of participation in municipal lease obligations in which it invests as liquid, unless Dreyfus determines, based upon such factors as the frequency of trades and quotes for the obligation, the number of dealers willing to purchase or sell the security and the number of other potential buyers, the willingness of dealers to undertake to make a market in the security and the nature of marketplace trades, that the security is liquid for purposes of such limitation.

      Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.


      PORTFOLIO SECURITIES. The average distribution of investments (at value) in Municipal Obligations by ratings for the fiscal year ended June 30, 2003, computed on a monthly basis, was as follows:



                            Moody's Investors        Standard & Poor's
   Fitch Ratings              Service, Inc.          Ratings Services
     ("Fitch")         or      ("Moody's")    or          ("S&P")        Percentage of Value
------------------          ------------------     -------------------  ---------------------


F-1+, F-1                   VMIG 1, MIG 1, P-1      SP-1+, SP-1,               82.8%
                                                    A1+, A1


AAA, AA, A                  Aaa, Aa, A              AAA, AA, A                  1.8%


Not Rated                   Not Rated               Not Rated                  15.4% (1)


                                                                              100.0%


------------------------------------------------------------------------------
(1) Those securities which are not rated have been determined by Dreyfus to be of comparable quality to securities in the VMIG 1/MIG 1 rating category.

      The actual distribution of the Fund's Municipal Obligations by ratings on any given date will vary. In addition, the distribution of the Fund's investments by rating as set forth above should not be considered as representative of the Fund's future portfolio composition.

      USE OF RATINGS AS INVESTMENT CRITERIA. The ratings of NRSROs such as S&P, Fitch and Moody's represent the opinions of these agencies as to the quality of Municipal Obligations which they rate. It should be emphasized, however, that such ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Fund as initial criteria for the selection of portfolio securities, but the Fund will also rely upon the independent advice of Dreyfus to evaluate potential investments. Among the factors which will be considered are the short-term and long-term ability of the issuer to pay principal and interest and general economic trends. Further information concerning the ratings of the NRSROs and their significance is described in the Appendix B to this Statement of Additional Information.

      After being purchased by the Fund, the rating of a Municipal Obligation may be reduced below the minimum rating required for purchase by the Fund or the issuer of the Municipal Obligation may default on its obligations with respect to the Municipal Obligation. In that event, the Fund will dispose of the Municipal Obligation as soon as practicable, consistent with achieving an orderly disposition of the Municipal Obligation, unless the Board of Trustees determines that disposal of the Municipal Obligation would not be in the best interest of the Fund. In addition, it is possible that a Municipal Obligation may cease to be rated or an NRSRO might not timely change its rating of a particular Municipal Obligation to reflect subsequent events. Although neither event will require the sale of such Municipal Obligation by the Fund, Dreyfus will consider such event in determining whether the Fund should continue to hold the Municipal Obligation. In addition, if an NRSRO changes its rating system, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

      TENDER OPTION BONDS. The Fund may invest up to 10% of the value of its assets in tender option bonds. A tender option bond is a Municipal Obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Obligation's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Dreyfus, on behalf of the Fund, will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Obligation, of any custodian and the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Obligations and for other reasons. The Fund will not invest more than 10% of the value of its net assets in illiquid securities, which would include tender option bonds for which the required notice to exercise the tender feature is more than seven days if there is no secondary market available for these obligations.

      FLOATING RATE AND VARIABLE RATE OBLIGATIONS. The Fund may purchase floating rate and variable rate obligations, including participation interests therein. Floating rate or variable rate obligations provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate at a major commercial bank) and that the Fund can demand payment of the obligation at par plus accrued interest. Variable rate obligations provide for a specified periodic adjustment in the interest rate, while floating rate obligations have an interest rate which changes whenever there is a change in the external interest rate. Frequently such obligations are secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying creditor or of the bank, as the case may be, must, as determined by Dreyfus under the supervision of the Trustees, be equivalent to the quality standard prescribed for the Fund. In addition, Dreyfus monitors the earning power, cash flow and other liquidity ratios of the issuers of such obligations, as well as the creditworthiness of the institution responsible for paying the principal amount of the obligations under the demand feature. Changes in the credit quality of banks and other financial institutions that provide such credit or liquidity enhancements to the Fund's portfolio securities could cause losses to the Fund and affect its share price. The Fund is currently permitted to purchase floating rate and variable rate obligations with demand features in accordance with requirements established by the SEC, which, among other things, permit such instruments to be deemed to have remaining maturities of thirteen months or less, notwithstanding that they may otherwise have a stated maturity in excess of thirteen months.

      The Fund may invest in participation interests purchased from banks in floating rate or variable rate Municipal Obligations owned by banks. A participation interest gives the purchaser an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation, and provides a demand feature. Each participation is backed by an irrevocable letter of credit or guarantee of a bank (which may be the bank issuing the participation interest, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the participation interest) that Dreyfus, under the supervision of the Trustees, has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the instrument back to the issuing bank or draw on the letter of credit on demand for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. The Fund is currently permitted to invest in participation interests when the demand provision complies with conditions established by the SEC. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the Municipal Obligations over the negotiated yield at which the instruments were purchased by the Fund.

      WHEN-ISSUED SECURITIES. The Fund may purchase Municipal Obligations on a when-issued basis (i.e., for delivery beyond the normal settlement date at the stated price and yield). The payment obligation and the interest rate that will be received on the Municipal Obligations purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment. Although the Fund generally will purchase Municipal Obligations on a when-issued basis only with the intention of actually acquiring the securities, the Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy.

      Municipal Obligations purchased on a when-issued basis and the securities held in the Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates (which will generally result in similar changes in value, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility of fluctuation in the Fund's NAV. Purchasing Municipal Obligations on a when-issued basis can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction.

      The Fund will segregate permissible liquid assets in an amount at least equal to the amount of its when-issued commitments. When the time comes to pay for when-issued securities, the Fund will meet its obligations from then-available cash flow, sale of the segregated securities, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a value greater or lesser than the Fund's payment obligations). Sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are not exempt from Federal income tax.

      PURCHASE OF SECURITIES WITH STAND-BY COMMITMENTS. Pursuant to an exemptive order issued by the SEC under the 1940 Act, the Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a broker-dealer, dealer or bank would agree to purchase, at the Fund's option, a specified Municipal Obligation at a specified price. Stand-by commitments acquired by the Fund may also be referred to as "put options". The amount payable to the Fund upon its exercise of a stand-by commitment normally would be (a) the acquisition cost of the Municipal Obligation, less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the security, plus (b) all interest accrued on the security since the last interest payment date during the period. Absent unusual circumstances, in determining NAV the Fund would value the underlying Municipal Obligation at amortized cost. Accordingly, the amount payable by the broker-dealer, dealer or bank upon exercise of a stand-by commitment will normally be substantially the same as the portfolio value of the underlying Municipal Obligation.

      The Fund's right to exercise a stand-by commitment is unconditional and unqualified. Although the Fund could not transfer a stand-by commitment, the Fund could sell the underlying Municipal Obligation to a third party at any time. It is expected that stand-by commitments generally will be available to the Fund without the payment of any direct or indirect consideration. The Fund may, however, pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund's portfolio will not exceed
0.5 of 1% of the value of the Fund's total assets calculated immediately after such stand-by commitment was acquired.

      The Fund intends to enter into stand-by commitments only with broker-dealers, dealers or banks that Dreyfus believes present minimum credit risks. The Fund's ability to exercise a stand-by commitment will depend on the ability of the issuing institution to pay for the underlying securities at the time the commitment is exercised. The credit of each institution issuing a stand-by commitment to the Fund will be evaluated on an ongoing basis by Dreyfus in accordance with procedures established by the Trustees.

      The Fund intends to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation or maturity of the underlying Municipal Obligation, which will continue to be valued in accordance with the amortized cost method. Each stand-by commitment will be valued at zero in determining NAV. Should the Fund pay directly or indirectly for a stand-by commitment, its costs will be reflected as an unrealized loss for the period during which the commitment is held by the Fund and will be reflected in realized gain or loss when the commitment is exercised or expires. Stand-by commitments will not affect the dollar-weighted average maturity of the Fund's portfolio. The Fund understands that the Internal Revenue Service ("IRS") has issued a revenue ruling to the effect that a registered investment company will be treated for Federal income tax purposes as the owner of Municipal Obligations acquired subject to stand-by commitments and the interest on the Municipal Obligations will be tax-exempt to the Fund.

      CUSTODIAL RECEIPTS. The Fund may purchase securities, frequently referred to as "custodial receipts", representing the right to receive future principal and interest payments on Municipal Obligations underlying such receipts. A number of different arrangements are possible. In a typical custodial receipt arrangement, an issuer or a third party owner of a Municipal Obligation deposits such obligation with a custodian in exchange for two or more classes of receipts. The class of receipts that the Fund may purchase has the characteristics of a typical tender option security backed by a conditional "put", which provides the holder with the equivalent of a short-term variable rate note. At specified intervals, the interest rate for such securities is reset by the remarketing agent in order to cause the securities to be sold at par through a remarketing mechanism. If the remarketing mechanism does not result in a sale, the conditional put can be exercised. In either event, the holder is entitled to full principal and accrued interest to the date of the tender or exercise of the "put". The "put" may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Obligation and for other reasons.
Before purchasing such security, Dreyfus is required to make certain determinations with respect to the likelihood of, and the ability to monitor, the occurrence of the conditions that would result in the put not being exercisable. The interest rate for these receipts generally is expected to be below the coupon rate of the underlying Municipal Obligations and generally is at a level comparable to that of a Municipal Obligation of similar quality and having a maturity equal to the period between interest rate readjustments. These custodial receipts are sold in private placements. The Fund also may purchase directly from issuers, and not in a private placement, Municipal Obligations having the characteristics similar to the custodial receipts in which the Fund may invest.

      Other types of tax-exempt instruments that may become available in the future may be purchased by the Fund as long as Dreyfus believes the quality of these instruments meets the Fund's quality standards.

      TAXABLE INVESTMENTS. The Fund anticipates being as fully invested as practicable in Municipal Obligations. Because the Fund's purpose is to provide income exempt from Federal and New York State and New York City personal income taxes, the Fund will invest in taxable obligations only if and when Dreyfus believes it would be in the best interests of its shareholders to do so. Situations in which the Fund may invest up to 20% of its total assets in taxable securities include: (a) pending investment of proceeds of sales of shares of the Fund or of portfolio securities, (b) pending settlement of purchases of portfolio securities, and (c) when the Fund is attempting to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may temporarily invest more than 20% of its total assets in taxable securities to maintain a "defensive" posture when, in the opinion of Dreyfus, it is advisable to do so because of adverse market conditions affecting the market for Municipal Obligations. The Fund may invest in only the following kinds of taxable securities maturing in one year or less from the date of purchase: (1) obligations of the United States Government, its agencies or instrumentalities; (2) commercial paper rated at the time of purchase at least Prime-1 by Moody's or A-1 by S&P; (3) certificates of deposit of domestic banks with total assets of $1 billion or more; and (4) repurchase agreements (instruments under which the seller of a security agrees to repurchase the security at a specific time and price) with respect to any securities that the Fund is permitted to hold.

      REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with member banks of the Federal Reserve System or certain non-bank dealers. Under each repurchase agreement the selling institution will be required to maintain the value of the securities subject to the agreement at not less than their repurchase price. If a particular bank or non-bank dealer defaults on its obligation to repurchase the underlying debt instrument as required by the terms of a repurchase agreement, the Fund will incur a loss to the extent that the proceeds it realizes on the sale of the collateral are less than the repurchase price of the instrument. In addition, should the defaulting bank or non-bank dealer file for bankruptcy, the Fund could incur certain costs in establishing that it is entitled to dispose of the collateral and its realization on the collateral may be delayed or limited. Investments in repurchase agreements are subject to the policy prohibiting investment of more than 10% of the Fund's net assets in illiquid securities, including repurchase agreements maturing in more than seven days, and other securities not readily marketable.

      OTHER INVESTMENT COMPANIES. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with its investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

SPECIAL FACTORS AFFECTING THE FUND

      INVESTING IN NEW YORK MUNICIPAL OBLIGATIONS. You should review the information in "Appendix A", which provides a brief summary of special investment considerations and risk factors relating to investing in New York Municipal Obligations.

      CREDIT ENHANCEMENTS. Certain instruments in which the Fund may invest, including floating rate securities, tender option bonds, custodial receipts, variable amount master demand notes, municipal lease obligations or certificates of participation in municipal lease obligations and variable rate obligations, may be backed by letters of credit or insured or guaranteed by financial institutions, such as banks or insurance companies, whose credit quality ratings are judged by Dreyfus to be comparable in quality to the two highest quality ratings of Moody's or S&P. Changes in the credit quality of banks, broker-dealers and other financial institutions that provide such credit or liquidity enhancements to the Fund's portfolio securities could cause losses to the Fund, affect its liquidity and affect its share price.

      MASTER FEEDER OPTION. The Trust may in the future seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. Shareholders of the Fund will be given at least 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interest of the Fund and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although the Fund believes that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

      CERTAIN INVESTMENTS. From time to time, to the extent consistent with its investment objective, policies and restrictions, the Fund may invest in securities of companies with which Mellon Bank, N.A. ("Mellon Bank"), an affiliate of Dreyfus, has a lending relationship.

INVESTMENT RESTRICTIONS


      FUNDAMENTAL. The Fund's policy normally to invest at least 80% of its total assets in New York Municipal Obligations (or other investments with similar investment characteristics) is a fundamental policy. The following limitations have also been adopted by the Fund as fundamental. The Fund may not change any of these fundamental policies or investment limitations without the consent of: (a) 67% or more of the shares present at a meeting of shareholders duly called if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund, whichever is less. The Fund may not:


      1. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this limitation, U.S. Government securities and state or municipal governments and their political subdivisions are not considered members of any industry. In addition, this limitation does not apply to investments of domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks.)

      2. Borrow money or issue senior securities as defined in the 1940 Act, except that (a) the Fund may borrow money in an amount not exceeding one-third of the Fund's total assets at the time of such borrowing, and (b) the Fund may issue multiple classes of shares. The purchase or sale of futures contracts and related options shall not be considered to involve the borrowing of money or issuance of senior securities.

      3. Make loans or lend securities, if as a result thereof more than one-third of the Fund's total assets would be subject to all such loans. For purposes of this restriction, debt instruments and repurchase agreements shall not be treated as loans.

      4. Underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Fund's investment program may be deemed an underwriting.

      5. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, including mortgage loans, or securities of companies that engage in the real estate business or invest or deal in real estate or interests therein).

      6. Purchase or sell commodities, except that the Fund may enter into futures contracts and related options, forward currency contracts and other similar instruments.

      The Fund may, notwithstanding any other fundamental investment policy or restriction, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objective and fundamental policies and restrictions as the Fund.


      NONFUNDAMENTAL. The Fund has also adopted the following additional restrictions as non-fundamental. These non-fundamental restrictions may be changed without shareholder approval, in compliance with applicable law and regulatory policy. The Fund may not:


      1. Purchase or retain the securities of any issuer if the officers, directors or Trustees of the Trust, its advisers, or managers owning beneficially more than one half of one percent of the securities of each issuer together own beneficially more than five percent of such securities.

      2. Purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities will exceed 5% of its total assets, except that: (a) this restriction shall not apply to standby commitments and (b) this restriction shall not apply to the Fund's transactions in futures contracts and related options.

      3. Purchase warrants if at the time of such purchase: (a) more than 5% of the value of the Fund's net assets would be invested in warrants or (b) more than 2% of the value of the Fund's assets would be invested in warrants that are not listed on the New York Stock Exchange ("NYSE") or American Stock Exchange ("AMEX") (for purposes of this limitation, warrants acquired by the Fund in units or attached to securities will be deemed to have no value).

      4. Invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, and other securities which are not readily marketable. For purposes of this restriction, illiquid securities shall not include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 and securities which may be resold under Rule 144A under the Securities Act of 1933, provided that the Board of Trustees, or its delegate, determines that such securities are liquid based upon the trading markets for the specific security.

      5. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets and except to the extent otherwise permitted by the 1940 Act.

      6. Purchase oil, gas or mineral leases (the Fund may, however, purchase and sell the securities of companies engaged in the exploration, development, production, refining, transporting and marketing of oil, gas or minerals).

      7. Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amounts to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

      8. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

      9. Purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

      If a percentage restriction is adhered to at the time of an investment, a later change in such percentage resulting from a change in the values of assets will not constitute a violation of such restriction. With respect to
Fundamental Restriction No. 2, if borrowings exceed        33-1/3% of the
value of the Fund's total assets as a result of a change in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.

      The investment objective, policies, restrictions, practices and procedures of the Fund, unless otherwise specified, may be changed without shareholder approval. If the Fund's investment objective, policies, restrictions, practices or procedures change, shareholders should consider whether the Fund remains an appropriate investment in light of their then current position and needs.

                         MANAGEMENT OF THE FUND/TRUST

      The Board is responsible for the management and supervision of the Fund, and approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:

      The Dreyfus Corporation...............................Investment Adviser
      Dreyfus Service Corporation..................................Distributor
      Dreyfus Transfer, Inc.....................................Transfer Agent
      Mellon Bank, N.A..............................................Custodian



      Trustees of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships and affiliations, are shown below. Each of the Trustees also serves as a Director of The Dreyfus/Laurel Funds, Inc. and as a Trustee of The Dreyfus/Laurel Funds Trust (collectively, with the Trust, the "Dreyfus/Laurel Funds") and Dreyfus High Yield Strategies Fund.


TRUSTEES OF THE TRUST*


Name (Age)                    Principal Occupation
Position With Trust (Since)   During Past 5 Years...            Other Board Memberships and Affiliations
---------------------------   ----------------------            ---------------------------------------


Joseph S. DiMartino (60)      Corporate Director and Trustee    The Muscular Dystrophy Association,
Chairman of the Board                                             Director
(1999)                                                          Levcor International, Inc., and
                                                                  apparel fabric processor, Director
                                                                Century Business Services, Inc., a
                                                                  provider of outsourcing functions for
                                                                  small and medium size companies, Director
                                                                The Newark Group, a provider of a
                                                                  national market of paper recovery
                                                                  facilities, paperboard mills and paperboard
                                                                  converting plants, Director

James Fitzgibbons (69)        Chairman of the Board, Davidson   Howes Leather Corporation, Director
Board Member                  Cotton Company (1998-2001)
(1983)

J. Tomlinson Fort (75)        Of Counsel, Reed Smith LLP        Allegheny College, Trustee
Board Member                  (1998 - Present)                  Pittsburgh Ballet Theatre, Trustee
(1994)                                                          American College of Trial Lawyers,
                                                                Fellow

Kenneth A. Himmel (57)        President and CEO, Related        -
Board Member                  Urban Development, a real
(1983)                        estate development company
                              (1996-Present)

                              President and CEO, Himmel &
                              Company, a real estate
                              development company
                              (1980-Present)

                              CEO, American Food Management,
                              a restaurant company
                              (1983-Present)

Stephen J. Lockwood (56)      Chairman of the Board, Stephen J. BDML Holdings, an insurance company,
Board Member                  Lockwood and Company LLC, an        Chairman of the Board
(1993)                        investment company                Affiliated Managers Group, an
                              (2000 - Present)                    investment management company,
                                                                  Director

                              Chairman of the Board and CEO,
                              LDG Reinsurance Corporation
                              (1977-2000)

Rosyln Watson (54)            Principal, Watson Ventures, Inc.  American Express Centurion Bank,
Board Member                  a real estate investment company    Director
(1992)                        (1993 - Present)                  The Hyams Foundation Inc., a
                                                                  Massachusetts Charitable Foundation, Trustee
                                                                National Osteoporosis Foundation, Trustee

Benaree Pratt Wiley (57)      President and CEO, The            Boston College, Trustee
Board Member                  Partnership, an organization      The Greater Boston Chamber of
(1998)                        dedicated to increasing the         Commerce, Director
                              representation of African         The First Albany Companies, Inc., an
                              Americans in positions of           investment bank, Director
                              leadership, influence and         Mass Development, Director
                              decision-making in Boston, MA     Commonwealth Institute, Director
                              (1991 - Present)                  Efficacy Institute, Director
                                                                PepsiCo Africa - America, Advisory
                                                                Board


--------
*  None of the Trustees are "interested persons" of the Trust, as defined in the 1940 Act.

      Board members are elected to serve for an indefinite term. The Trust has standing audit, nominating and compensation committees, each comprised of its Board members who are not "interested persons" of the Trust, as defined in the 1940 Act. The function of the audit committee is to oversee the Trust's financial and reporting policies and certain internal control matters; the function of the nominating committee is to select and nominate all candidates who are not "interested persons" of the Trust for election to the Board; and the function of the compensation committee is to establish the appropriate compensation for serving on the Board. The nominating committee does not normally consider nominees recommended by shareholders. The Trust also has a standing valuation committee comprised of any one Board member. The function of the valuation committee is to assist in valuing the Fund's investments. The audit committee met twice during the fiscal year ended June 30, 2003. The nominating, compensation and valuation committees had no meetings during the last fiscal year.

      The table below indicates the dollar range of each Board member's ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2002.


                                                Aggregate Holding of Funds in
                                                the Dreyfus Family of Funds for
Name of Board Member          Fund Shares       which Responsible as a Board Member
------------------------  --------------------  ---------------------------------


Joseph S. DiMartino              None                 over $100,000

James Fitzgibbons                None                 over $100,000


J. Tomlinson Fort                None                 None


Kenneth A. Himmel                None                 None

Stephen J. Lockwood              None                 None

Roslyn Watson                    None                 None

Benaree Pratt Wiley              None                 $1 - $10,000


      As of December 31, 2002, none of the Board members or their immediate family members owned securities of Dreyfus, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Dreyfus, or the Distributor.

OFFICERS OF THE TRUST


STEPHEN E. CANTER, PRESIDENT SINCE MARCH 2000. Chairman of the Board, Chief
      Executive Officer, and Chief Operating Officer of Dreyfus and an officer of 95 investment companies (comprised of 188 portfolios) managed by Dreyfus. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 58 years old, and has been an employee of Dreyfus since May 1995.

STEPHEN R. BYERS, EXECUTIVE VICE PRESIDENT.  Chief Investment Officer, Vice
      Chairman and a director of Dreyfus, and an officer of 95 investment companies (comprised of 188 portfolios) managed by Dreyfus. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 50 years old and has been an employee of Dreyfus since January 2000. Prior to joining Dreyfus, he served as an Executive Vice President - Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, VICE PRESIDENT SINCE MARCH 2000.  Executive Vice President,
      Secretary and General Counsel of Dreyfus, and an officer of 96 investment companies (comprised of 204 portfolios) managed by Dreyfus. He is 57 years old, and has been an employee of Dreyfus since June 1977.

STEVEN F. NEWMAN, SECRETARY SINCE MARCH 2000.  Associate General Counsel and
      Assistant Secretary of Dreyfus, and an officer of 96 investment companies (comprised of 204 portfolios) managed by Dreyfus. He is 54 years old, and has been an employee of Dreyfus since July 1980.

JAMES WINDELS, TREASURER SINCE NOVEMBER 2001.  Director - Mutual Fund
      Accounting of Dreyfus, and an officer of 96 investment companies (comprised of 204 portfolios) managed by Dreyfus. He is 45 years old, and has been an employee of Dreyfus since April 1985.

JEFF PRUSNOFSKY, ASSISTANT SECRETARY SINCE MARCH 2000.  Associate General
      Counsel of Dreyfus, and an officer of 24 investment companies (comprised of 84 portfolios) managed by Dreyfus. He is 38 years old, and has been an employee of Dreyfus since January 1986.

MICHAEL A. ROSENBERG, ASSISTANT SECRETARY SINCE MARCH 2000.  Associate
      General Counsel of Dreyfus, and an officer of 93 investment companies (comprised of 197 portfolios) managed by Dreyfus. He is 43 years old, and has been an employee of Dreyfus since October 1991.

ROBERT S. ROBOL, ASSISTANT TREASURER.  Senior Accounting Manager - Money
      Market Funds of Dreyfus, and an officer of 37 investment companies (comprised of 78 portfolios) managed by Dreyfus. He is 39 years old and has been an employee of Dreyfus since October 1988.

KENNETH J. SANDGREN, ASSISTANT TREASURER SINCE NOVEMBER 2001.  Mutual Funds
      Tax Director of Dreyfus, and an officer of 96 investment companies (comprised of 204 portfolios) managed by Dreyfus. He is 49 years old, and has been an employee of Dreyfus since June 1993.

WILLIAM GERMENIS, ANTI-MONEY LAUNDERING COMPLIANCE OFFICER SINCE JULY 2002.
      Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 91 investment companies (comprised of 199 portfolios) managed by Dreyfus. He is 33 years old and has been an employee of the Distributor since October 1998.

      The address of each Trustee and officer is 200 Park Avenue, New York, New York 10166.


      No officer or employee of Dreyfus or the Distributor (or of any parent, subsidiary or affiliate thereof) receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Dreyfus/Laurel Funds pay each Director/Trustee who is not an "interested person" of the Trust (as defined in the 1940 Act) $40,000 per annum, plus $5,000 per joint Dreyfus/Laurel Funds Board meeting attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone. The Dreyfus/Laurel Funds also reimburse each Director/Trustee who is not an "interested person" of the Trust (as defined in the 1940 Act) for travel and out-of-pocket expenses.
The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund.

      In addition, the Trust currently has two Emeritus Board members who are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members.


      The aggregate amount of fees and expenses received by each current Trustee from the Trust for the fiscal year ended June 30, 2003, and from all other funds in the Dreyfus Family of Funds for which such person was a Board member (the number of portfolios of such funds is set forth in parentheses next to each Board member's total compensation) during the year ended December 31, 2002 were as follows:

                                    Aggregate                    Total Compensation From the
Name of Board                       Compensation                 Trust and Fund Complex Paid
Member                              From the Trust #             to Board Member*
------                              ----------------             ----------------

Joseph S. DiMartino                 $27,083                      $815,938 (189)
James M. Fitzgibbons                $21,667                      $ 89,000 (25)
J. Tomlinson Fort                   $21,667                      $ 90,000 (25)
Kenneth A. Himmel                   $20,000                      $ 82,000 (25)
Stephen J. Lockwood                 $20,000                      $ 83,000 (25)
Roslyn M. Watson                    $21,667                      $ 90,000 (25)
Benaree Pratt Wiley                 $21,667                      $ 90,000 (25)
----------------------------
#    Amounts required to be paid by the Trust directly to the non-interested
     Trustees, that would be applied to offset a portion of the management fee payable to Dreyfus, are in fact paid directly by Dreyfus to the non-interested Trustees.  Amount does not include reimbursed expenses for attending Board meetings, which amounted to $4,255 for the Trust.
*    Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Fund, for which the Board member serves.



      The officers and Trustees of the Trust as a group owned beneficially less than 1% of the total shares of the Fund outstanding as of October 6, 2003.

      PRINCIPAL SHAREHOLDER. As of October 6, 2003, the following shareholder was known by the Fund to own of record 5% or more of the outstanding Fund shares: Boston Safe & Company, c/o Mellon Bank, P.O. Box 534005, Pittsburgh, PA 15253-4005: 11.1989%.



                           MANAGEMENT ARRANGEMENTS

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE FUND'S PROSPECTUS ENTITLED "EXPENSES" AND "MANAGEMENT. "


      INVESTMENT ADVISER. Dreyfus is a wholly-owned subsidiary of Mellon Bank, which is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a global financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets.

      Dreyfus serves as the investment adviser for the Fund pursuant to an Investment Management Agreement (the "Investment Management Agreement") between Dreyfus and the Trust, subject to the overall authority of the Board of Trustees in accordance with Massachusetts law. Pursuant to the Investment Management Agreement, Dreyfus provides, or arranges for one or more third parties to provide, investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. As investment manager, Dreyfus manages the Fund by making investment decisions based on the Fund's investment objective, policies and restrictions. The Investment Management Agreement is subject to review and approval at least annually by the Board of Trustees.


      In approving the current Investment Management Agreement, the Board considered a number of factors, including the nature and quality of the services provided by Dreyfus; the investment philosophy and investment approach as applied to the Fund by Dreyfus; the investment management expertise of Dreyfus in respect of the Fund's investment strategies; the personnel, resources and experience of Dreyfus; the Fund's performance history and the management fees paid to Dreyfus relative to those of mutual funds with similar investment objectives, strategies and restrictions; Dreyfus' costs of providing services under the Investment Management Agreement; and ancillary benefits Dreyfus may receive from its relationship with the Fund.

      The Investment Management Agreement will continue from year to year provided that a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and either a majority of all Trustees or a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities approve its continuance. The Trust may terminate the Investment Management Agreement upon the vote of a majority of the Board of Trustees or upon the vote of a majority of the outstanding voting securities of the Fund on 60 days' written notice to Dreyfus. Dreyfus may terminate the Investment Management Agreement upon 60 days' written notice to the Trust. The Investment Management Agreement will terminate immediately and automatically upon its assignment.


      The following persons are officers and/or directors of Dreyfus:
Stephen E. Canter, Chairman of the Board, Chief Executive Officer and Chief Operating Officer; Michael G. Millard, President and a director; Stephen R. Byers, Chief Investment Officer, Vice Chairman and a director; J. Charles Cardona, Vice Chairman and a director; Lawrence S. Kash, Vice Chairman; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman and a director; Diane P. Durnin, Executive Vice President; Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Patrice M.
Kozlowski, Senior Vice President-Corporate Communications;   Mary Beth
Leibig, Vice President-Human Resources; Theodore A. Schachar, Vice President-Tax; Angela E. Price, Vice President; Wendy H. Strutt, Vice President; Ray Van Cott, Vice President-Information Systems; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Steven G. Elliott, David F. Lamere, Martin G. McGuinn and Richard W. Sabo, directors.

      The Trust, Dreyfus and the Distributor each have adopted a Code of Ethics, that permits its personnel, subject to the Code of Ethics, to invest in securities that may be purchased or held by the Fund. Dreyfus' Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by Dreyfus. In that regard, portfolio managers and other investment personnel of Dreyfus must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with Dreyfus' Code of Ethics and are also subject to the oversight of Mellon's Investment Ethics Committee. Portfolio managers and other investment personnel who comply with the preclearance and disclosure procedures of Dreyfus' Code of Ethics and the requirements of the Committee, may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

      EXPENSES. The Investment Management Agreement with Dreyfus provides for a "unitary fee". Under the unitary fee structure, Dreyfus pays all expenses of the Fund except: (i) brokerage commissions, (ii) taxes, interest and extraordinary expenses (which are expected to be minimal), and (iii) Rule 12b-1 fees, as applicable. Under the unitary fee, Dreyfus provides, or arranges for one or more third parties to provide, investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. Although, under the Investment Management Agreement, Dreyfus is not required to pay the fees and expenses of the non-interested Trustees (including counsel fees), Dreyfus is required to reduce its management fee by the amount of such fees and expenses. For the provision of such services directly, or through one or more third parties, Dreyfus receives as full compensation for all services and facilities provided by it, a fee computed daily and paid monthly at the annual rate of 0.45% of the value of the Fund's average daily net assets. The Investment Management Agreement provides that certain redemption, exchange and account closeout charges are payable directly by the Fund's shareholders to the Fund's Transfer Agent (although the Fund will waive such fees if the closing balance in the shareholder's account on the business day immediately preceding the effective date of the transaction is $50,000 or more) and the fee payable by the Fund to Dreyfus is not reduced by the amount of charges payable to the Transfer Agent. From time to time, Dreyfus may voluntarily waive a portion of the investment management fees payable by the Fund, which would have the effect of lowering the expense ratio of the Fund and increasing return to investors. Dreyfus also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate. Expenses attributable to the Fund are charged against the Fund's assets; other expenses of the Trust are allocated among its funds on the basis determined by the Trustees, including, but not limited to, proportionately in relation to the net assets of each fund.


      For the last three fiscal years, the Fund paid the following management fees:

                      For the Fiscal Year Ended June 30,


                       2003        2002         2001
                       ----        ----         ----

Management Fee         $1,560,162  $1,663,945   $1,602,309


      THE DISTRIBUTOR. The Distributor, a wholly-owned subsidiary of Dreyfus, located at 200 Park Avenue, New York, New York 10166, serves as the Fund's distributor on a best efforts basis pursuant to an agreement with the Trust which is renewable annually. Dreyfus may pay the Distributor for shareholder services from Dreyfus' own assets, including past profits but not including the management fee paid by the Fund. The Distributor may use part or all of such payments to pay certain banks, securities brokers or dealers and other financial institutions ("Agents") for these services. The Distributor also acts as distributor for the other funds in the Dreyfus Family of Funds.


      TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of Dreyfus, 200 Park Avenue, New York, New York 10166, serves as the Trust's transfer and dividend disbursing agent. Under a transfer agency agreement with the Trust, the Transfer Agent arranges for the maintenance of shareholder account records for the Trust, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Trust during the month, and is reimbursed for certain out-of-pocket expenses.

      Mellon Bank, the parent of Dreyfus, located at One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, acts as the custodian of the Fund's investments. Under a custody agreement with the Trust, Mellon Bank holds the Fund's portfolio securities and keeps all necessary accounts and records. For its custody services, Mellon Bank receives a monthly fee based on the market value of each Fund's assets held in custody and receives certain securities transaction charges. The fee is paid to Mellon Bank by Dreyfus pursuant to the Fund's unitary fee structure. Dreyfus Transfer, Inc. and Mellon Bank, as custodian, have no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.


                              PURCHASE OF SHARES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES", "SERVICES FOR FUND INVESTORS", AND "INSTRUCTIONS FOR REGULAR ACCOUNTS".

      GENERAL. Fund shares are sold without a sales charge. You may be charged a fee if you effect transactions in Fund shares through an Agent. Share certificates are issued only upon written request. No certificates are issued for fractional shares. It is not recommended that the Fund be used as a vehicle for Keogh, IRA or other qualified retirement plans. The Fund reserves the right to reject any purchase order.

      The minimum initial investment is $25,000. The Fund may waive its minimum initial investment requirement for new Fund accounts opened through an Agent whenever Dreyfus Institutional Services Division ("DISD") determines for the initial account opened through such Agent which is below the Fund's minimum initial investment requirement that the existing accounts in the Fund opened through that Agent have an average account size, or the Agent has adequate intent and access to funds to result in maintenance of accounts in the Fund opened through that Agent with an average account size, in an amount equal to or in excess of $25,000. DISD will periodically review the average size of the accounts opened through each Agent and, if necessary, reevaluate the Agent's intent and access to funds. DISD will discontinue the waiver as to new accounts to be opened through an Agent if DISD determines that the average size of accounts opened through that Agent is less than $25,000 and the Agent does not have the requisite intent and access to funds. Subsequent investments must be at least $1,000 (or at least $100 in the case of persons who have held Fund shares as of December 8, 1995). The initial investment must be accompanied by the Fund's Account Application.


      You may purchase Fund shares by check or wire, or through the Dreyfus TELETRANSFER Privilege described below. Checks should be made payable to "The Dreyfus Family of Funds". Payments to open new accounts which are mailed should be sent to The Dreyfus Family of Funds, P.O. Box 55299, Boston, Massachusetts 02205-8553, together with your Account Application. For subsequent investments, your Fund account number should appear on the check and an investment slip should be enclosed and sent to The Dreyfus Family of Funds, P.O. Box 105, Newark, New Jersey 07101-0105. Neither initial nor subsequent investments should be made by third party check. Purchase orders may be delivered in person only to a Dreyfus Financial Center. These orders will be forwarded to the Fund and will be processed only upon receipt thereby. For the location of the nearest Dreyfus Financial Center, you should call the telephone number listed on the cover of this Statement of Additional Information.

      Wire payments may be made if your bank account is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to Boston Safe Deposit and Trust Company, DDA# 043508 Dreyfus BASIC New York Municipal Money Market Fund, for purchase of Fund shares in your name. The wire must include your Fund account number, account registration and dealer number, if applicable. If your initial purchase of Fund shares is by wire, you should call 1-800-645-6561 before completing the wire payment to obtain the Fund account number. You should include your Fund account number on the Fund's Account Application and promptly mail the Account Application to the Fund, as no redemptions will be permitted until the Account Application is received. You may obtain further information about remitting funds in this manner from your bank. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. A charge will be imposed if any check used for investment in your account does not clear. The Fund makes available to certain large institutions the ability to issue purchase instructions through compatible computer facilities.


      Subsequent investments also may be made by electronic transfer of funds from an account maintained in a bank or other domestic financial institution that is an Automated Clearing House ("ACH") member. You must direct the institution to transmit immediately available funds through the ACH System to Boston Safe Deposit and Trust Company with instructions to credit your Fund account. The instructions must specify your Fund account registration and Fund account number preceded by the digits "4540".

      Federal regulations require that you provide a certified TIN upon opening or reopening an account. See "Dividends, Other Distributions and Taxes" and the Fund's Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject investors to a $50 penalty imposed by the IRS.

      NET ASSET VALUE PER SHARE. An investment portfolio's NAV refers to the Fund's share price on a given day. The Fund's NAV is calculated by dividing the value of its net assets by the number of existing shares. The NAV for Fund shares, which are offered on a continuous basis, is calculated on the basis of amortized cost, which involves initially valuing a portfolio instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The Fund intends to maintain a constant NAV per share of $1.00, although there is no assurance that this can be done on a continuing basis. See "Determination of Net Asset Value".

      The offering price of Fund shares is their NAV. Investments and requests to exchange or redeem shares received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund before 4:00 p.m., Eastern time, on each day that the NYSE is open for regular business (a "business day") are effective, and will receive the price next determined, on that business day. The NAV of the Fund is calculated two times each business day, at 12:00 noon and 4:00 p.m., Eastern time. Investment, exchange or redemption requests received after 4:00 p.m., Eastern time, are effective, and receive the first share price determined, on the next business day.


      DREYFUS TELETRANSFER PRIVILEGE. You may purchase Fund shares by telephone or online if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution that is an ACH member may be so designated. Dreyfus TELETRANSFER purchase orders may be made at any time. Purchase orders received by 4:00 p.m., Eastern time, on any day that the Transfer Agent and the NYSE are open for regular business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the NYSE are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the NYSE is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use the Dreyfus TELETRANSFER Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See "Redemption of Shares - Dreyfus TELETRANSFER Privilege". The Fund may modify or terminate this Privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated.


      REOPENING AN ACCOUNT. An investor may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

      IN-KIND PURCHASES. If the following conditions are satisfied, the Fund may at its discretion, permit the purchase of shares through an "in-kind" exchange of securities. Any securities exchanged must meet the investment objective, policies and limitations of the Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least equal to $25,000. Shares purchased in exchange for securities generally cannot be redeemed for fifteen days following the exchange in order to allow time for the transfer to settle.

      The basis of the exchange will depend upon the relative NAV of the shares purchased and securities exchanged. Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to the Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities. For further information about "in-kind" purchases, call
1-800-645-6561.


                             REDEMPTION OF SHARES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES", "SERVICES FOR FUND INVESTORS", AND "INSTRUCTIONS FOR REGULAR ACCOUNTS".

      GENERAL. You may request redemption of Fund shares at any time. Redemption requests should be transmitted to the Transfer Agent as described below. When a request is received in proper form by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund, the Fund will redeem the shares at the next determined NAV as described below.

      You will be charged $5.00 when you redeem all shares in your account or your account is otherwise closed out (unless you have held Fund shares since December 8, 1995). The fee will be deducted from your redemption proceeds and paid to the Transfer Agent. The account closeout fee does not apply to exchanges out of the Fund or to wire or Dreyfus TELETRANSFER redemptions, for each of which a $5.00 fee may apply. However, the Fund will waive this fee if the closing balance in the shareholder's account on the business day immediately preceding the effective date of such transaction is $50,000 or more. Agents may charge a fee for effecting redemptions of Fund shares. Any certificates representing Fund shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost, depending upon the Fund's then current NAV.


      The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the SEC. However, if you have purchased Fund shares by check or by the Dreyfus TELETRANSFER Privilege and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay redemption of such shares, and the redemption proceeds may not be transmitted to you, for a period of up to eight business days or after the purchase of such shares. In addition, the Fund will not honor redemption checks ("Checks") under the Checkwriting Privilege, and will reject requests to redeem shares by wire, telephone, online or pursuant to the Dreyfus TELETRANSFER Privilege, for a period of up to eight business days after receipt by the Transfer Agent of the purchase check or the Dreyfus TELETRANSFER purchase order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request. Prior to the time any redemption is effective, dividends on such shares will accrue and be payable, and you will be entitled to exercise all other rights of beneficial ownership. Fund shares may not be redeemed until the Transfer Agent has received your Account Application.


      PROCEDURES. You may redeem shares by using the regular redemption procedure through the Transfer Agent, or through the Telephone Redemption Privilege or the Checkwriting Privilege, which are granted automatically unless you specifically refuse them by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege and the Checkwriting Privilege may be established for an existing account by a separate signed Shareholder Services Form, or with respect to the Telephone Redemption Privilege, by oral request from any of the authorized signatories on the account by calling 1-800-645-6561. You also may redeem shares through the Wire Redemption Privilege, or the Dreyfus TELETRANSFER Privilege, if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. Other redemption procedures may be in effect for clients of certain Agents and institutions. The Fund makes available to certain large institutions the ability to issue redemption instructions through compatible computer facilities. The Fund reserves the right to refuse any request made by telephone, including requests made shortly after a change of address, and may limit the amount involved or the number of such requests. The Fund may modify or terminate any redemption Privilege at any time. Shares for which certificates have been issued are not eligible for the Checkwriting, Wire Redemption, Telephone Redemption or Dreyfus TELETRANSFER Privilege.


      The Telephone Redemption Privilege, the Wire Redemption Privilege, the Dreyfus TELETRANSFER Privilege, or Telephone Exchange Privilege authorizes the Transfer Agent to act on telephone instructions (including the Dreyfus Express(R) voice response telephone system) from any person representing himself or herself to be you, or a representative of your Agent, and reasonably believed by the Transfer Agent to be genuine. The Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Fund nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.


      During times of drastic economic or market conditions, you may experience difficulty in contacting the Transfer Agent by telephone to request a redemption or an exchange of Fund shares. In such cases, you should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in your redemption request being processed at a later time than it would have been if telephone redemption had been used.


      REGULAR REDEMPTION. Under the regular redemption procedure, you may redeem your shares by written request mailed to The Dreyfus Family of Funds, P.O. Box 55263, Boston, Massachusetts 02205-8501. Redemption requests may be delivered in person only to a Dreyfus Financial Center. These requests will be forwarded to the Fund and will be processed only upon receipt thereby. For the location of the nearest financial center, you should call the telephone number listed on the cover of this Statement of Additional Information. Redemption requests must be signed by each shareholder, including each owner of a joint account, and each signature must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the NYSE Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP"), and the Stock Exchanges Medallion Program.


      Redemption  proceeds of at least $5,000 will be wired to any member bank
of   the   Federal    Reserve   System   in   accordance    with   a   written
signature-guaranteed request.

      CHECKWRITING PRIVILEGE. You may write Checks drawn on a Fund account. The Fund provides Checks automatically upon opening an account, unless you specifically refuse the Checkwriting Privilege by checking the applicable "No" box on the Account Application. Checks will be sent only to the registered owner(s) of the account and only to the address of record. The Checkwriting Privilege may be established for an existing account by a separate signed Shareholder Services Form. The Account Application or Shareholder Services Form must be manually signed by the registered owner(s). Checks are drawn on your account and may be made payable to the order of any person in an amount of $1,000 or more ($500 for shareholders who have held Fund shares since December 8, 1995). An investor (other than one who has held Fund shares since December 8, 1995) will be charged $2.00 for each Check redemption. When a Check is presented to the Transfer Agent for payment, the Transfer Agent, as the investor's agent, will cause the Fund to redeem a sufficient number of full or fractional shares in the investor's account to cover the amount of the Check and the $2.00 charge. The fee will be waived if the closing balance in the shareholder's account on the business day immediately preceding the effective date of the transaction is $50,000 or more. Dividends are earned until the Check clears. After clearance, a copy of the Check will be returned to the investor. Investors generally will be subject to the same rules and regulations that apply to checking accounts, although election of this Privilege creates only a shareholder-transfer agent relationship with the Transfer Agent.

      If the amount of the Check, plus any applicable charges, is greater than the value of the shares in an investor's account, the Check will be returned marked insufficient funds. Checks should not be used to close an account. Checks are free but the Transfer Agent will impose a fee for stopping payment of a Check upon request or if the Transfer Agent cannot honor a Check because of insufficient funds or other valid reason. Such fees are not subject to waiver based on account balance or other factors. The Fund may return an unpaid Check that would draw your account balance below $5.00 and you may be subject to extra charges. Investors should date Checks with the current date when writing them. Please do not postdate Checks. If Checks are postdated, the Transfer Agent will honor, upon presentment, even if presented before the date of the Check, all postdated Checks which are dated within six months of presentment for payment, if they are otherwise in good order.



      WIRE REDEMPTION PRIVILEGE. By using this Privilege, the investor authorizes the Transfer Agent to act on telephone, letter or online redemption instructions from any person representing himself or herself to be the investor, or a representative of the investor's Agent, and reasonably believed by the Transfer Agent to be genuine. An investor (other than one who has held Fund shares since December 8, 1995) will be charged a $5.00 fee for each wire redemption, which will be deducted from the investor's account and paid to the Transfer Agent. However, the Fund will waive the fee if the closing balance in the shareholder's account on the business day immediately preceding the effective date of such transaction is $50,000 or more. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of the redemption request in proper form. Redemption proceeds ($5,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by the investor on the Account Application or Shareholder Services Form, or to a correspondent bank if the investor's bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and are usually borne by the investor. Immediate notification by the correspondent bank to the investor's bank is necessary to avoid a delay in crediting the funds to the investor's bank account.


      To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Share Certificates; Signatures".


      TELEPHONE OR ONLINE REDEMPTION PRIVILEGE. You may request by telephone or online that redemption proceeds (maximum $250,000 per day) be paid by check and mailed to your address. You may telephone redemption instructions by calling 1-800-645-6561 or, if calling from overseas, 516-794-5452. This privilege is granted automatically unless you specifically refuse it.

      DREYFUS TELETRANSFER PRIVILEGE. You may request by telephone or online that redemption proceeds (minimum $1,000 per day) be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Redemption proceeds will be on deposit in the investor's account at an ACH member bank ordinarily two business days after receipt of the redemption request. An investor (other than one who has held Fund shares since December 8, 1995) will be charged a $5.00 fee for each redemption effected pursuant to this Privilege, which will be deducted from the investor's account and paid to the Transfer Agent. The fee will be waived if the closing balance in the shareholder's account on the business day immediately preceding the effective date of the transaction is $50,000 or more. Investors should be aware that if they have selected the Dreyfus TELETRANSFER Privilege, any request for a Dreyfus TELETRANSFER transaction will be effected through the ACH system unless more prompt transmittal specifically is requested.


      SHARE CERTIFICATES; SIGNATURES. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations as well as from participants in the NYSE Medallion Signature Program, STAMP, and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

      REDEMPTION COMMITMENT. The Trust has committed itself to pay in cash all redemption requests by any shareholder of record of the Fund, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption in excess of such amount, the Board of Trustees reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sold such securities, brokerage charges would be incurred.

      SUSPENSION OF REDEMPTIONS. The right to redeem Fund shares may be suspended or the date of payment postponed (a) for any period during which the NYSE is closed (other than for customary weekend or holiday closings);
(b) when trading in the markets the Trust normally uses is restricted or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable, or (c) for such other periods as the SEC, by order, may permit for protection of the Fund's shareholders.


                             SHAREHOLDER SERVICES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES" AND "SERVICES FOR FUND INVESTORS."

      FUND EXCHANGES. You may purchase, in exchange for shares of the Fund, shares of certain other funds managed or administered by Dreyfus or shares of certain funds advised by Founders Asset Management LLC ("Founders"), an affiliate of Dreyfus, to the extent such shares are offered for sale in your state of residence. Investors (other than those who have held Fund shares since December 8, 1995) will be charged a $5.00 fee for each exchange made out of the Fund, which will be deducted from the investor's account and paid to the Transfer Agent. The fee will be waived if the closing balance in the shareholder's account on the business day immediately preceding the effective date of the transaction is $50,000 or more.

      Shares of other funds purchased by exchange will be purchased on the basis of relative NAV per share as follows:

      A. Exchanges for shares of funds that are offered without a sales load will be made without a sales load.

      B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

      C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.


      D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference may be deducted.


      To accomplish an exchange under item D above, shareholders must notify the Transfer Agent of their prior ownership of fund shares and their account number. Any such exchange is subject to confirmation of a shareholder's holdings through a check of appropriate records.


      To request an exchange, an investor, or the investor's Agent acting on the investor's behalf, must give exchange instructions to the Transfer Agent in writing, by telephone or online. Before any exchange, investors must obtain and should review a copy of the current prospectus of the fund into which the exchange is being made. Prospectuses may be obtained by calling 1-800-645-6561. The shares being exchanged must have a current value of at least $1,000; furthermore, when establishing a new account by exchange, the shares being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made. The ability to issue exchange instructions by telephone or online is given to all Fund shareholders automatically, unless the investor checks the applicable "No" box on the Account Application, indicating that the investor specifically refuses this privilege. This privilege may be established for an existing account by written request signed by all shareholders on the account, by a separate signed Shareholder Services Form, available by calling 1-800-645-6561, or by oral request from any of the authorized signatories on the account, also by calling 1-800-645-6561. Investors who have previously established this privilege may telephone exchange instructions (including over the Dreyfus Express(R) voice response telephone system) by calling 1-800-645-6561. If calling from overseas, investors may call 516-794-5452. Upon an exchange into a new account, the following shareholder services and privileges, as applicable and where available, will be automatically carried over to the fund into which the exchange is made: Exchange Privilege, Checkwriting Privilege, Wire Redemption Privilege, Telephone Redemption Privilege, Dreyfus TELETRANSFER Privilege and the dividends and distributions payment option (except for Dividend Sweep) selected by the investor.

      By using this privilege, the investor authorizes the Transfer Agent to act on telephonic and online instructions (including over the Dreyfus Express(R) voice response telephone system) from any person representing himself or herself to be the investor or a representative of the investor's Agent, and reasonably believed by the Transfer Agent to be genuine.
Exchanges may be subject to limitations as to the amount involved. Shares issued in certificate form are not eligible for exchange. Exchanges out of the Fund pursuant to Fund Exchanges are limited to four per calendar year.
The Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders who have held Fund shares since December 8, 1995 a nominal fee for each exchange in accordance with Rules promulgated by the SEC.


      The Fund reserves the right to reject any exchange request in whole or in part. The availability of fund exchanges may be modified or terminated at any time upon notice to investors.

      The exchange of shares of one fund for shares of another is treated for Federal income tax purpose as a sale of the shares given in exchange by the shareholder and, therefore, an exchanging shareholder may realize a taxable gain or loss.


            DIVIDEND OPTIONS. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from the Fund in shares of another fund in the Dreyfus Family of Funds or shares of certain funds advised by Founders, of which you are a shareholder. Shares of certain other funds purchased pursuant to this Privilege will be purchased on the basis of relative NAV per share as follows:


      A. Dividends and other distributions paid by a fund may be invested without a sales load in shares of other funds that are offered without a sales load.

      B. Dividends and other distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.


      C. Dividends and distributions paid by a fund which charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference may be deducted.


      D. Dividends and other distributions paid by a fund may be invested in shares of other funds that impose a contingent deferred sales charge ("CDSC") and the applicable CDSC, if any, will be imposed upon redemption of such shares.


      For more information concerning this Privilege, or to request a Dividend Options Form, investors should call toll free 1-800-645-6561. Investors may cancel their participation in this Privilege by mailing written notification to The Dreyfus Family of Funds, P.O. Box 55263, Boston, Massachusetts 02205-8501. To select a new fund after cancellation, investors must submit a new Dividend Options Form. Enrollment in or cancellation of this Privilege is effective three business days following receipt. This Privilege is available only for existing accounts and may not be used to open new accounts. Minimum subsequent investments do not apply. The Fund may modify or terminate this Privilege at any time or charge a service fee. No such fee currently is contemplated.



                       DETERMINATION OF NET ASSET VALUE

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES".

      The NAV for Fund shares is calculated on the basis of amortized cost, which involves initially valuing a portfolio instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. The Fund intends to maintain a constant NAV of $1.00 per share, although there is no assurance that this can be done on a continuing basis.

      The use of amortized cost is permitted by Rule 2a-7 under the 1940
Act. Pursuant to the provisions of Rule 2a-7, the Trustees have established procedures reasonably designed to stabilize the Fund's price per share, as computed for the purpose of sale and redemption, at $1.00. These procedures include the determination by the Trustees, at such times as they deem appropriate, of the extent of deviation, if any, of the Fund's current NAV per share, using market values, from $1.00; periodic review by the Trustees of the amount of and the methods used to calculate the deviation; maintenance of records of the determination; and review of such deviations. The procedures employed to stabilize the Fund's price per share require the Trustees to consider promptly what action, if any, should be taken by the Trustees if such deviation exceeds 1/2 of one percent. Such procedures also require the Trustees to take appropriate action to eliminate or reduce, to the extent reasonably practicable, material dilution or other unfair effects resulting from any deviation. Such action may include: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a NAV by using available market quotations. In addition to such procedures, Rule 2a-7 requires the Fund to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar-weighted average portfolio maturity of 90 days or less, as calculated in accordance with Rule 2a-7, and to invest only in securities determined by the Trustees to be of high quality, with minimal credit risks.

      In periods of declining interest rates, the indicated daily yield on Fund shares computed by dividing the annualized daily income on the Fund by the NAV per share computed as above may tend to be higher than a similar computation made by using a method of valuation based on market prices and estimates. In periods of rising interest rates, the indicated daily yield on Fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

      NYSE CLOSINGS. The holidays (as observed) on which the NYSE is currently scheduled to be closed are: New Year's Day, Dr. Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                            PERFORMANCE INFORMATION

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "PAST PERFORMANCE".

      The Fund's "yield" refers to the income generated by an investment in the Fund over a seven-day period identified in the advertisement. This income is then "annualized". That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective "yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The Fund's "yield" and "effective yield" may reflect absorbed expenses pursuant to any undertaking that may be in effect. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Fund with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time, or other investment companies which may use a different method of computing yield. The Fund's tax equivalent yield shows the level of taxable yield needed to produce an after-tax equivalent to the Fund's tax-free yield. This is done by increasing the Fund's yield by the amount necessary to reflect the payment of Federal income tax (and state income tax, if applicable) at a stated tax rate.

      Any fees charged by an Agent directly to its customers' account in connection with investments in the Fund will not be included in calculations of yield.

      The Fund computes its current annualized and compound effective yields using standardized methods required by the SEC. The annualized yield for the Fund is computed by (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and
(c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365/7 and subtracting
1. The Fund's tax equivalent yield is computed by dividing that portion of the Fund's yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax exempt.

      Yield may fluctuate daily and does not provide a basis for determining future yields. Because the Fund's yield fluctuates, its yield cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed-to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to the Fund's investment policies, including the types of investments made, length of maturities of portfolio securities, the methods used by the Fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce effective yield.


      For the seven-day period ended June 30, 2003, the Fund's yield was 0.59%, effective yield was 0.59% and equivalent taxable yield* was 1.01%.

-----------
* Example assumes a Federal marginal tax rate of 35.00%, New York State marginal tax rate of 6.85% and New York City marginal tax rate of 3.65% (combined effective rate of 41.83%).




                   DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "DISTRIBUTIONS AND TAXES".

      GENERAL. The Fund ordinarily declares dividends from net investment income on each day that the NYSE is open for business. The Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Dividends usually are paid on the last calendar day of each month and are automatically reinvested in additional Fund shares at NAV or, at an investor's option, paid in cash. If an investor redeems all shares in his or her account at any time during the month, all dividends to which the investor is entitled will be paid along with the proceeds of the redemption. If an omnibus accountholder indicates in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all of his or her Fund shares, that portion of the accrued dividends will be paid along with the proceeds of the redemption. Dividends from net realized short-term capital gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. The Fund will not make distributions from net realized capital gains unless capital loss carryovers, if any, have been utilized or have expired. The Fund does not expect to realize any long-term capital gains or losses. Investors may choose whether to receive dividends in cash or to reinvest them in additional Fund shares at NAV. All expenses are accrued daily and deducted before declaration of dividends to investors.

      Except as provided below, shares of the Fund purchased on a day on which the Fund calculates its NAV will not begin to accrue dividends until the following business day and redemption orders effected on any particular day will receive all dividends declared through the day of redemption. However, if immediately available funds are received by the Transfer Agent prior to 12:00 noon, Eastern time, investors may receive the dividend declared on the day of purchase. Investors will not receive the dividends declared on the day of redemption if a wire redemption order is placed prior to 12:00 noon, Eastern time.


      It is expected that the Fund will continue to qualify for treatment as a regulated investment company ("RIC") under the Code so long as such qualification is in the best interest of its shareholders. Such qualification will relieve the Fund of any liability for Federal income tax to the extent its earnings and realized gains are distributed in accordance with applicable provisions of the Code. To qualify for treatment as a RIC under the Code, the Fund - which is treated as a separate corporation for Federal tax purposes - (1) must distribute to its shareholders each year at least 90% of its investment company taxable income (generally consisting of net taxable investment income and net short-term capital gains ("Distribution Requirement"), (2) must derive at least 90% of its annual gross income from specified sources ("Income Requirement"), and (3) must meet certain asset diversification and other requirements. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency. If the Fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions that otherwise would be "exempt-interest dividends", as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment. The Fund also intends to continue to qualify to pay "exempt-interest" dividends, which requires, among other things, that at the close of each quarter of its taxable year at least 50% of the value of its total assets must consist of municipal securities.


      The Fund may be subject to a 4% nondeductible excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income for the one-year period ending October 31 of that year, plus certain other amounts. To avoid the application of this excise tax, the Fund may make an additional distribution shortly before December 31 in each year of any undistributed ordinary (taxable) income or capital gains and expects to pay any other dividends and distributions necessary to avoid the application of this tax.

      Distributions by the Fund that are designated by it as "exempt-interest dividends" generally may be excluded from gross income. Interest on indebtedness incurred or continued to purchase or carry shares of the Fund will not be deductible for Federal income tax purposes to the extent that the Fund's distributions (other than capital gains distributions) consist of exempt-interest dividends. The Fund may invest in "private activity bonds", the interest on which is treated as a tax preference item for shareholders in determining their liability for the alternative minimum tax. Proposals may be introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on municipal securities. If such a proposal were enacted, the availability of such securities for investment by the Fund and the value of its portfolio would be affected. In such event, the Fund would reevaluate its investment objective and policies.

      Dividends and other distributions, to the extent taxable, are taxable regardless of whether they are received in cash or reinvested in additional Fund shares, even if the value of shares is below cost. If investors purchase shares shortly before a taxable distribution (i.e., any distribution other than an exempt-interest dividend paid by the Fund), they must pay income taxes on the distribution, even though the value of the investment (plus cash received, if any) remains the same. In addition, the share price at the time investors purchase shares may include unrealized gains in the securities held in the Fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid as a capital gain distribution and will be taxable.

      Dividends from the Fund's investment company taxable income together with distributions from net realized short-term capital gains, if any (collectively, "dividend distributions"), will be taxable to U.S. shareholders, including certain non-qualified retirement plans, as ordinary income to the extent of the Fund's earnings and profits, whether received in cash or reinvested in additional Fund shares. Distributions by the Fund of net capital gain, when designated as such, are taxable as long-term capital gains, regardless of the length of time of share ownership. The Fund is not expected to realize long-term capital gains, or, therefore, to make distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss). Dividends paid by the Fund will not be eligible for the dividends-received deductions allowed to corporations.

      Dividends derived by the Fund from tax-exempt interest are designated as tax-exempt in the same percentage of the day's dividend as the actual tax-exempt income earned that day. Thus, the percentage of the dividend designated as tax-exempt may vary from day to day. Similarly, dividends derived by the Fund from interest on New York Municipal Obligations will be designated as exempt from the New York City and New York State taxation in the same percentage of the day's dividend as the actual interest on New York Municipal Obligations earned on that day.


      The Fund must withhold and remit to the U.S. Treasury ("backup withholding") 28% of dividends, capital gain distributions and redemption proceeds, regardless of the extent to which gain or loss may be realized, paid to an individual or certain other non-corporate shareholders if such shareholder fails to certify that the TIN furnished to the Fund is correct. Backup withholding at that rate also is required from dividends and capital gain distributions payable to such a shareholder if (1) that shareholder fails to certify that he or she has not received notice from the IRS of being subject to backup withholding as a result of a failure properly to report taxable dividend or interest income on a Federal income tax return or (2) the IRS notifies the Fund to institute backup withholding because the IRS determines that the shareholder's TIN is incorrect or that the shareholder has failed properly to report such income.

      In January of each year, the Fund will send shareholders a Form 1099-DIV notifying them of the status for federal income tax purposes of their dividends from the Fund for the preceding year. The Fund also will advise shareholders of the percentage, if any, of the dividends paid by the Fund that are exempt from Federal income tax and the portion, if any, of those dividends that is a tax preference item for purposes of the Federal alternative minimum tax.


      Shareholders must furnish the Fund with their TIN and state whether they are subject to backup withholding for prior under-reporting, certified under penalties of perjury. Unless previously furnished, investments received without such a certification will be returned. The Fund is required to withhold 28% of all dividends payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct TIN or who otherwise are subject to backup withholding. A TIN is either the Social Security number, IRS individual taxpayer identification number, or employer identification number of the record owner of an account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner and may be claimed as a credit on the record owner's Federal income tax return.


      STATE AND LOCAL TAXES. Depending upon the extent of its activities in states and localities in which it is deemed to be conducting business, the Fund may be subject to the tax laws thereof. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes to them.


      The foregoing is only a summary of certain tax considerations generally affecting the Fund and its shareholders, and is not intended as a substitute for careful tax planning. Individuals may be exempt from New York City and New York State personal income taxes on exempt-interest income derived from obligations of issuers located in New York, but are usually subject to such taxes on such dividends that are derived from obligations of issuers located in other jurisdictions. Investors are urged to consult their tax advisers with specific reference to their own tax situations.

      RETURNED CHECKS. If an investor elects to receive dividends in cash, and the investor's dividend check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest that dividend and all future dividends payable in additional Fund shares at NAV. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

                            PORTFOLIO TRANSACTIONS

      All portfolio transactions of the Fund are placed on behalf of the Fund by Dreyfus. Debt securities purchased and sold by the Fund are generally traded on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with the Fund) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. Other portfolio transactions may be executed through brokers acting as agent. The Fund will pay a spread or commissions in connection with such transactions. Dreyfus uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to the Fund and at spreads and commission rates, if any, which are reasonable in relation to the benefits received. Dreyfus also places transactions for other accounts that it provides with investment advice.

      Brokers and dealers involved in the execution of portfolio transactions on behalf of the Fund are selected on the basis of their professional capability and the value and quality of their services. In selecting brokers or dealers, Dreyfus will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any spreads (or commissions, if any). Any spread, commission, fee or other remuneration paid to an affiliated broker-dealer is paid pursuant to the Trust's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.


      Brokers or dealers may be selected who provide brokerage and/or research services to the Fund and/or other accounts over which Dreyfus or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement).


      The receipt of research services from broker-dealers may be useful to Dreyfus in rendering investment management services to a Fund and/or its other clients; conversely, such information provided by brokers or dealers who have executed transaction orders on behalf of other clients of Dreyfus may be useful to Dreyfus in carrying out its obligation to the Fund. The receipt of such research services does not reduce the normal independent research activities of Dreyfus; however, it enables Dreyfus to avoid the additional expenses which might otherwise be incurred if it were to attempt to develop comparable information through its own staffs.

      The Fund will not purchase Municipal Obligations during the existence of any underwriting or selling group relating thereto of which an affiliate is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of this limitation in comparison with other investment companies which have a similar investment objective but are not subject to such limitations.

      Although Dreyfus manages other accounts in addition to the Fund, investment decisions for the Fund are made independently from decisions made for these other accounts. It sometimes happens that the same security is held by more than one of the accounts managed by Dreyfus. Simultaneous transactions may occur when several accounts are managed by the same investment manager, particularly when the same investment instrument is suitable for the investment objective of more than one account.

      When more than one account is simultaneously engaged in the purchase or sale of the same investment instrument, the prices and amounts are allocated in accordance with a formula considered by Dreyfus to be equitable to each account. In some cases this system could have a detrimental effect on the price or volume of the investment instrument as far as the Fund is concerned. In other cases, however, the ability of the Fund to participate in volume transactions will produce better executions for the Fund. While the Trustees will continue to review simultaneous transactions, it is their present opinion that the desirability of retaining Dreyfus as investment manager to the Fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.


      The Fund paid no brokerage commissions for the fiscal years ended June 30, 2003, 2002 and 2001.


                       INFORMATION ABOUT THE FUND/TRUST

      Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares are without par value, have no preemptive or subscription rights, and are freely transferable.

      The Trust is a "series fund", which is a mutual fund divided into separate funds, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one fund is not deemed to be a shareholder of any other fund. For certain matters shareholders vote together as a group; as to others they vote separately by fund. The Trustees have authority to create an unlimited number of shares of beneficial interest, without par value, in separate series. The Trustees have authority to create additional series at any time in the future without shareholder approval.

      Each share (regardless of class) has one vote. On each matter submitted to a vote of the shareholders, all shares of each fund or class shall vote together as a single class, except as to any matter for which a separate vote of any fund or class is required by the 1940 Act and except as to any matter which affects the interest of a particular fund or class, in which case only the holders of shares of the one or more affected funds or classes shall be entitled to vote, each as a separate class.

      The assets received by the Trust for the issue or sale of shares of each fund and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are required to be segregated on the books of account, and are to be charged with the expenses in respect to such fund and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular fund shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable, taking into consideration, among other things, the relative sizes of the fund and the relative difficulty in administering each fund. Each share of each fund represents an equal proportionate interest in that fund with each other share and is entitled to such dividends and distributions out of the income belonging to such fund as are declared by the Trustees. Upon any liquidation of a fund, shareholders thereof are entitled to share pro rata in the net assets belonging to that fund available for distribution.

      Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Trustees or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Trust to hold a special meeting of shareholders for purposes of removing a Trustee from office. Shareholders may remove a Trustee by the affirmative vote of two-thirds of the Trust's outstanding voting shares. In addition, the Board of Trustees will call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office have been elected by shareholders.

      Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Trust, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series.
The Rule exempts the selection of independent accountants and the election of Trustees from the separate voting requirements of the Rule.

      The Fund will send annual and semi-annual financial statements to all of its shareholders.

      Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Agreement and Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility which Dreyfus believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of each fund in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of such fund.


                       COUNSEL AND INDEPENDENT AUDITORS

      Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Second Floor, Washington, D.C. 20036-1800, has passed upon the legality of the shares offered by the Prospectus and this Statement of Additional Information.


      KPMG LLP, 757 Third Avenue, New York, NY 10017, was appointed by the Board of Trustees to serve as the Fund's independent auditors for the year ending June 30, 2004, providing audit services including (1) examination of the annual financial statements, (2) assistance, review and consultation in connection with SEC filings and (3) review of the annual Federal income tax return filed on behalf of the Fund.

                                  APPENDIX A


           RISK FACTORS--INVESTING IN NEW YORK MUNICIPAL OBLIGATIONS

      The following information constitutes only a brief summary, does not purport to be a complete description, and is based primarily on information drawn from the Annual Information Statement of the State of New York (the "State") and any updates available as of the date of this Statement of Additional Information. While the Fund has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

ECONOMIC AND DEMOGRAPHIC TRENDS

      U.S. ECONOMY. The national economy has remained in an adjustment phase in the wake of the bursting of the high-tech/stock market bubble, a phase that has been prolonged by the uncertainty surrounding national security and the conflict in Iraq. Over 500,000 of the 2.1 million jobs lost since the start of the 2001 recession were lost between January and April 2003 alone. The U.S. economy grew well below its potential growth rate during the fourth quarter of 2002 and the first quarter of 2003. With the war now ended, however, the nation's economic recovery is expected to gain momentum, particularly toward the end of the year, resulting in real gross domestic product ("GDP") growth of 2.1% for 2003. Buttressed by low inflation and high productivity growth, the national economy is expected to grow 3.5% during 2004.

      The increase in output growth projected for the second half of 2003 is expected to be fueled by a rebound in private business investment.
Investment growth will be supported by projected corporate profits growth of 12.7% in 2003, following a decline of 0.7% for 2002. The increase in investment, however, will not be accompanied by a significant amount of job creation. Although the increase in Federal defense spending for the war in Iraq contributed positively to GDP growth, the impact of the war on the labor market was clearly negative. No net growth in employment is expected for 2003, following a decline of 0.9% in 2002. The unemployment rate is projected to remain at 5.8%. Consistent with a weak labor market, wages and salaries are expected to grow only 2.8% for 2003, a significant improvement over the 1.1% growth experienced in 2002, but well below historical average rates. Total personal income is expected to grow 3.5% for 2003, following growth of 2.8% for 2002.

      STATE ECONOMY. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's financial activities, information, education and health services employment, and a very small share of the nation's farming and mining activity. The State's location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing and a increasing proportion engaged in service industries.

      The September 11th terrorist attack had a more severe impact on the New York economy than on any other state. It is therefore not surprising that the State economy is only now emerging from the most recent recession. State employment is projected to decrease 0.4% in 2003, following a steep decline of 1.8% in 2002. Similarly, wage income is estimated to rise 0.2% in 2003, following a decline of 3.8% in 2002. Both wage and total personal income growth for 2003 are expected to be well below historical averages, due in part to further declines in bonus payments for the first quarter of 2003 on a year-over-year basis. The unemployment rate for 2002 was 6.1% and is expected to increase by 0.1% for 2003 and 2004.

      In addition to the risks associated with the national economic forecast, there also exist specific risks to the State economy. Chief among them is a more prolonged downturn in the financial sector than is currently projected, producing sharper declines in both employment and compensation. Moreover, significant numbers of business relocations out of the State would likely result in slower job and income growth as well. In contrast, a stronger national economy than expected could result in stronger equity market growth and, in turn, a stronger demand for financial market services, fueling stronger income growth in that sector.

      THE CITY OF NEW YORK. The fiscal demands on the State may be affected by the fiscal health of New York City (the "City"), which relies in part on State aid to balance its budget and meet its cash requirements. The State's finances may also be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market their securities successfully in the public credit markets.

      To successfully implement its financial plan, the City and certain entities issuing debt for the benefit of the City must market their securities successfully. This debt is issued to finance the rehabilitation of the City's infrastructure and other capital needs and to refinance existing debt, as well as to fund seasonal needs and recovery costs related to the attacks on the World Trade Center. The City expects that theses actions, combined with the City's remaining capacity, will provide sufficient financial capacity to continue its capital program at least through Fiscal Year 2013.

      For its normal operations, the City depends on aid from the State both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected; that State budgets will be adopted by the April 1 statutory deadline, or interim appropriations will be enacted; or that any such delays will not have adverse impacts on the City's cash flow or expenditures.

      For Fiscal Years 2000-01 and 2001-02 (ended June 30), the City's General Fund had operating surpluses of $2.9 billion and $686 million, respectively, before discretionary and other transfers, and achieved balanced operating results (in accordance with Generally Accepted Accounting Principles ("GAAP")) after discretionary and other transfers.

      The City's June 2002 financial plan included gap-closing actions of $4.8 billion that balanced the 2002-2003 budget. The 2002-2003 gap-closing program included resources from agency actions and actions to be taken by the Federal and State governments and the municipal unions. The 2002-2003 budget also includes $1.5 billion in bond proceeds to mitigate a portion of the lost tax revenues related to the attack on the World Trade Center on September 11, 2001.

      On January 28, 2003, the City released a modification to its four-year financial plan, which incorporates changes since its June 2002 financial plan. Compared to that plan, the January modification projects significantly lower tax revenues due to the continuing decline in financial services sector profits, and reflects other revised forecasts, such as higher pension costs. The modification also reflects the implementation of an 18.49% property tax increase, effective January 1, 2003, as well as agency actions to reduce planned spending and increase revenues that were included in the November modification. The January modification assumes the successful implementation of a program to close projected gaps of approximately $486 million in Fiscal Year 2002-2003 and $3.4 billion in Fiscal Year 2003-2004.

      On April 15, 2003 the City released its 2003-04 budget and, primarily as a result of the continued decline in the tax revenue forecast and added costs arising from the State's 2003-04 Executive Budget (published after the January preliminary budget) the budget gap was projected to be $3.8 billion in Fiscal Year 2003-04. The plan anticipated closing this budget gap through a $600 million gap-closing program, State actions totaling $2.7 billion, a $1.0 billion contingency plan if the State failed to act on these proposals, a streamlining of the delivery of social services ($75 million), a Federal program worth $200 million and $200 million in revenue as part of the phased-in payment for the airport lease. The City has recognized $2.7 billion in State assistance as a result of the Fiscal Year 2003-04 State budget, which was enacted in May 2003.

      On June 30, 2003, the City submitted its June 2003 financial plan, which projects revenues and expenditures for Fiscal Years 2002-03 and 2003-04. The June 2003 financial plan reflects changes since the June 2002 financial plan, as subsequently modified by the City's financial plans submitted in November 2002, January 2003 and April 2003. Compared to the June 2002 financial plan, the June 2003 financial plan prior to implementation of the tax increase program projects significantly lower tax revenues due to a continued weak economy, which has resulted in both lower wage and corporate earnings, and reflects other revised forecasts, such as higher pension costs.

      The City's June 2003 financial plan includes a program to close a budget gap of $8.1 billion in Fiscal Year 2003-04. This gap-closing program reflects implementation of the 18.49% property tax increase and an increase in personal income tax rates, both effective January 1, 2003, an enacted increase in the City portion of the sales tax by one-eighth percent for two years, commencing in June 2003, and a program to reduce agency expenditures and increase agency revenues by $950 million in Fiscal Year 2002-03 and $2.1 billion in Fiscal Year 2003-04. The June 2003 financial plan also assumes retroactive and ongoing payments from the Port Authority of New York and New Jersey for airport leases. As a result of the State's 2003-04 Budget, the City's June 2003 financial plan includes State assistance in the amount of $2.7 billion. Included in that amount, the June 2003 financial plan assumes the saving of $500 million from refinancing of certain debt by a local development corporation with State funds. The Governor has stated that he believes such legislation is unconstitutional.

      METROPOLITAN TRANSPORTATION AUTHORITY (THE "MTA"). The MTA oversees the operation of subway and bus lines in New York City by its affiliates, the New York City Transit Authority and the Manhattan and Bronx Surface Transit Operating Authority (collectively, the "TA"). Through its affiliated agency, the Triborough Bridge and Tunnel Authority (the "TBTA"), the MTA operates certain intrastate toll bridges and tunnels. Because fare revenues are not sufficient to finance the mass transit portion of these operations, the MTA depends on operating support from the State, local governments and the TBTA, including loans, grants and subsidies. If current revenue projections are not realized and/or operating expenses exceed current projections, the TA or commuter railroads may be required to seek additional State assistance, raise fares or take other actions.

      The MTA has approved a financial plan for the years of 2003 and 2004 for itself and its affiliates and subsidiaries that will enable all such entities to maintain their respective operations on a self-sustaining basis through 2004. The MTA's financial plan assumes the successful implementation of fare increases on the transit and commuter systems and toll increases on TBTA's bridges and tunnels, all of which have become effective. In March 2003, actions challenging the fare and toll increases were filed at the trial court level, and the judges ordered the reinstatement of the prior fares and tolls. The orders were stayed pending a consolidated appeal. On July 15, 2003, the appeals court reversed the reinstatements and dismissed the petitions. The time for petitioners to appeal has not yet expired.

      On May 4, 2000, the Capital Programs Review Board approved the MTA's $17.1 billion 2000-04 capital programs. Other amendments were subsequently approved raising the total of the programs to $17.9 billion. The 2000-04 capital programs assume the issuance of an estimated $10.6 billion in new MTA bonds. The remainder of the plan is projected to be financed with assistance from the Federal government, the State, the City and from various other revenues generated by the MTA.

      OTHER LOCALITIES. Certain localities outside the City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State's receipts and disbursements for the State's 2003-04 fiscal year or thereafter.

      Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. It is also possible that the City, other localities or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adverse affect the marketability of notes and bonds issued by localities within the State. Localities may also face unanticipated problems resulting from pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures and the loss of skilled manufacturing jobs may also adversely affect localities and necessitate State assistance.

 SPECIAL CONSIDERATIONS

      Many complex political, social, and economic forces influence the State's economy and finances, which may in turn affect the State's annual financial plan (the "Financial Plan"). These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and events that are not subject to the State's control. The Financial Plan is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies. The Department of the Budget ("DOB") believes that its current estimates related to the performance of the State and national economies are reasonable. However, there can be no assurance that actual results will not differ materially and adversely from the current forecast.

      Based on current projections, the 2003-04 Financial Plan depends in part on the implementation of a Fiscal Management Plan (the "FMP") to maintain budget balance in the current fiscal year. The FMP currently under development by DOB is expected to contain a range of actions that can be implemented administratively, as well as proposals that may require legislative approval. The FMP will also integrate savings from a Federal aid package enacted by Congress on May 23, 2003. DOB estimates the Federal package will provide the State and localities a total of $2.1 billion in fiscal relief over the next two State fiscal years, consisting of a temporary 2.95% increase in the Federal matching rate for State Medicaid expenditures (valued at $1.5 billion) and unrestricted aid payments (valued at $645 million). The Federal aid is expected to enhance the State's flexibility in preparing the fiscal management plan and maintaining a balanced budget in Fiscal Year 2003-04.

      The State is reviewing legal questions surrounding certain actions taken by the Legislature in enacting the State's 2003-04 Budget. The State Constitution provides that the Legislature may not alter an appropriation bill submitted by the Governor except to strike out or reduce items, or to add appropriations that are stated separately and distinctly from the original appropriations. A number of court cases have interpreted and clarified the Legislature's powers to act on the appropriations contained in the annual Executive budget (the "Executive Budget"). In light of the provisions of the State Constitution and existing case law, the Governor believes that the Legislature, in enacting changes to the Governor's Executive Budget for 2003-04, may have acted in a manner that violates State constitutional and statutory requirements.

      Labor contracts between the State and most State employee unions expired on March 31, 2003, and collective bargaining negotiations are underway on a new round of contracts. The 2003-04 Financial Plan contains no reserves to finance potential new costs related to any new labor agreements. DOB projects that every one percent increase in salaries for all State employees would result in a General Fund Financial Plan cost of approximately $80 million.

      DOB expects the State's cash flow position to experience pressure in the first quarter of Fiscal Year 2004-05. A number of administrative options are available to DOB to manage General Fund cash flow needs during any fiscal year. The State is prohibited from issuing seasonal notes in the public credit markets to finance cash flow needs unless the State satisfies certain restrictive conditions imposed under the Local Government Assistance Corporation statute and related bond covenants.

      An ongoing risk to the 2003-04 Financial Plan arises from the potential impact of certain litigation and Federal disallowances now pending against the State, which could produce adverse effects on the State's projections of receipts and disbursements. For example, the Federal government has issued a draft disallowance for certain claims, and deferred the payment of other claims, submitted by school districts related to school supportive health services. It is unclear at this time what impact, if any, such disallowances may have on the State's Financial Plan in the current year or in the future. The 2003-04 Financial Plan assumes no significant Federal disallowances or other Federal actions that could adversely affect State finances.

      In the past, the State has taken management actions to address potential Financial Plan shortfalls, and DOB believes it could take similar actions should adverse variances occur in its projections for the current fiscal year. To help guard against such risks, the State is maintaining a total of $730 million in General Fund reserves, after implementation of the FMP.

 2003-04 ENACTED BUDGET FINANCIAL PLAN

      The State's current fiscal year began on April 1, 2003 and ends on March 31, 2004. On March 31, 2003 the Legislature enacted appropriations for all State-supported, contingent contractual, and certain other debt service obligations for Fiscal Year 2003-04. On May 2, 2003, the Legislature completed action on the remaining appropriations and accompanying legislation constituting the budget for Fiscal Year 2003-04. The Governor vetoed substantial portions of the budget revisions enacted by the Legislature, but the Legislature overrode the vetoes on May 15, 2003. Accordingly, DOB issued the Enacted Budget Financial Plan on May 28, 2003 that reflected final action on the 2003-04 State Budget by the Legislature (the "2003-04 Budget").

      OVERVIEW. The 2003-04 Executive Budget reflected recommendations to close a combined 2002-03 and 2003-04 budget gap of over $11.5 billion. These recommendations included savings from spending restraint of $6.3 billion, tobacco securitization proceeds of $3.8 billion, and revenue/fee increases of $1.4 billion. Assuming these budget recommendations were enacted in their entirety, the 2003-04 Executive Budget projected potential outyear budget gaps of $2.8 billion in 2004-05 and $4.1 billion in 2005-06.

      The Legislature completed action on the budget for Fiscal Year 2003-04 on May 15, 2003, overriding the Governor's vetoes of $3.2 billion in tax increases and spending additions. DOB analysis of the 2003-04 Budget indicates that changes since the 2003-04 Executive Budget will increase General Fund spending by $2.3 billion above the levels recommended by the Governor. As compared to the 2003-04 Executive Budget, revenues are projected to increase by $1.4 billion, reflecting enacted tax and revenue increases offset by lower revenue results for 2002-03 and the April income tax settlement. This leaves the General Fund with a potential imbalance of roughly $900 million in 2003-04, and increases the outyear gaps by $3.7 billion in 2004-05 and $4.2 billion in 2005-06, before potential benefits provided by recently enacted Federal aid changes and savings from the FMP being developed. Also excluded are revenues from certain measures enacted by the Legislature that DOB considers to be highly speculative at this time.

      SPENDING PROJECTIONS. As a result of the deferred tobacco securitization proceeds and payment delays, 2002-03 actual receipts and disbursements were understated by $1.9 billion and 2003-04 estimates will be overstated by a like amount. To provide a meaningful year-to-year comparison of receipts and disbursements, the 2002-03 actuals and 2003-04 Budget estimates have been adjusted for this transaction in most of the State's estimates and data. Specifically, miscellaneous receipts and various spending categories (mainly grants to local governments) were increased by $1.9 billion in 2002-03 and decreased by a like amount in 2003-04.

      Annual spending is projected to increase by $1.3 billion (3.4%) in the General Fund, by $3.4 billion (5.8%) in State Funds, and by $3.5 billion (3.9%) in All Governmental Funds. These changes are explained in more detail below, and do not reflect any increased Federal aid or possible spending reductions associated with the FMP.

      FISCAL MANAGEMENT PLAN/FEDERAL ASSISTANCE. The recently enacted Federal economic stimulus legislation provides $20 billion nationwide in fiscal relief to states, to be distributed as $10 billion in revenue sharing grants and $10 billion from a 15-month increase in the Federal share of Medicaid. DOB expects New York to receive $2.1 billion as a result of this legislation over the next two State fiscal years. The State's revenue sharing grant is estimated to be $645 million. The impact of the 2.95% increase in the Federal share of Medicaid costs is estimated to yield $1.4 billion for the State and its local governments. The State's share of this total is roughly $900 million.

      The State's budget for Fiscal Year 2003-04 is now balanced, but the magnitude of potential future budget gaps of between $5 billion to $6 billion in 2004-05 and $6 billion to $8 billion in 2005-06 requires timely and aggressive measures to restore structural balance. Accordingly, the Governor has directed the following actions take place: (i) development of a FMP to generate a substantial recurring financial benefit; and (ii) review of all Federal aid programs to ensure the State is maximizing the aid to which it is entitled and identify Federal changes that, if enacted, would increase Federal financial support for programs in New York.

      As part of the FMP, statewide austerity measures limiting discretionary spending, travel, and low priority capital spending will remain in force.
All State agencies will continue to operate under a hiring freeze, consistent with existing guidelines. Agencies will also be conducting a comprehensive review of all existing and new State contracts, fleet management practices, and equipment purchases. They will also continue a comprehensive management assessment of current agency operations in order to identify opportunities where, through increased administrative flexibility, statutory changes or other means, agencies can achieve greater productivity, improve services and reduce costs. Savings from these measures should provide a hedge against risk for the remainder of this fiscal year and help reduce next year's budget gap.

      GENERAL FUND. The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. In Fiscal Year 2003-04, the General Fund is expected to account for approximately 41% of All Governmental Funds disbursements.

      SUMMARY OF 2002-03 GENERAL FUND CLOSING BALANCE. Actual General Fund spending had declined from $41.2 billion in 2001-02 to $37.6 billion in 2002-03, a decrease of $3.6 billion (8.8%). Over the three-year period beginning in 2000-01, General Fund spending has remained essentially flat (after adjusting for payment deferrals). Since 1960, General Fund spending has declined on an annual basis only two other times (1989-90 to 1990-91 and 1994-95 to 1995-96).

      Closing General Fund receipts and transfers from other funds totaled $37.4 billion in 2002-03, a decrease of $2.3 billion from the February 2003 Financial Plan forecast. That forecast had counted on $1.9 billion in revenues from the tobacco settlement sale, which has not yet been authorized by the Legislature. General Fund disbursements and transfers to other funds totaled $37.6 billion, a decrease of $2.2 billion from the February 2003 Financial Plan forecast. The substantial decline resulted from the deferral of $1.9 billion in payments originally scheduled for 2002-03 and $253 million in one-time savings. After adjusting for the payment deferrals, General Fund disbursements would have totaled $39.5 billion in 2002-03, a decrease of $1.7 billion (or 4%) from 2001-02 results. The State ended Fiscal Year 2002-03 with available General Fund cash reserves of $1.01 billion.

      SUMMARY OF GENERAL FUND REVENUE AND SPENDING CHANGES. Legislative changes are projected to increase revenues by $1.9 billion in 2003-04, $1.4 billion in 2004-05, and $605 million in 2005-06. The outyear values of the revenue proposals decrease primarily because of "sunset" provisions enacted for the tax increases. In addition to these changes, revenues are projected to decrease from the 2003-04 Executive Budget forecast by $462 million in 2003-04, primarily due to the impact of 2002-03 actuals on the current year, and the April 2003 income tax settlement. The net 2003-04 revenue change since the 2003-04 Executive Budget is therefore $1.4 billion. Not counted within these revenue totals are certain other revenue measures adopted by the Legislature that DOB considers to be speculative. Examples include receipts from video lottery terminals at racetracks, collection of cigarette and motor fuel taxes on Indian reservations, and use tax collections.

      General Fund spending is projected to increase from the 2003-04 Executive Budget by a net $2.3 billion in 2003-04, $4.5 billion in 2004-05 and $4.2 billion in 2005-06. This spending increase reflects net Legislative restorations and additions to the 2003-04 Executive Budget, including the denial of the Governor's pension reform proposals included in the 2003-04 Executive Budget ($434 million in 2004-05 and $197 million in 2005-06, after deferring required 2003-04 payments with interest to 2005-06). It also reflects increased outyear costs resulting from the school aid database update ($184 million in 2004-05 and $60 million in 2005-06). In addition, the net spending changes include costs DOB projects but which the Legislature believes may not occur. Examples include a $200 million lump sum appropriation for member items which DOB values at $200 million in costs and which the Legislature valued at $100 million; various Medicaid savings DOB believes are not fully attainable; and higher costs associated with shelter allowances for welfare recipients.

      GENERAL FUND REVENUE ACTIONS. Revenue actions included with the 2003-04 Budget include: a personal income tax increase ($1.4 billion); a limited liability company filing fee increase ($26 million); income tax withholding for certain partnerships ($15 million); reduced interest for late refunds ($5 million); increasing the State sales tax rate from 4% to 4.25% ($450 million); temporarily replacing the permanent sales tax exemption on items of clothing and shoes priced under $110 with a sales tax free week in August 2003 and another in January 2004 for the same items and thresholds ($449 million); including the New York City cigarette excise tax in the sales tax base ($7 million); changing the tax structure for insurance companies ($158 million); decoupling from the Federal bonus depreciation provisions ($58 million); decoupling from Federal expensing provisions for sports utility vehicles; and reducing the time period for collecting abandoned property related to the demutualization of insurance companies ($75 million). In total, the 2003-04 Budget includes over $2.4 billion in revenue actions including those contained in the 2003-04 Executive Budget.

      As part of the 2003-04 Budget, the Legislature also enacted tobacco securitization legislation that creates a bankruptcy-remote corporation to securitize all or a portion of the State's future share of tobacco settlement payments. The corporation will issue debt backed by payments from the tobacco industry under the master settlement agreement (the "MSA") and a contingent-contractual obligation on behalf of the State to pay debt service if MSA payments prove insufficient. The structure is designed to reduce overall borrowing costs to a level comparable to a typical State bond sale. The 2003-04 Financial Plan assumes net proceeds of $3.8 billion ($1.9 billion on an adjusted basis) from this transaction in 2003-04 and $400 million in 2004-05; these amounts are reflected as miscellaneous receipts in the 2003-04 Financial Plan. It is possible that, in order to reduce costs of issuance, take advantage of current low interest rates and improve its cash flow balances, the State may securitize amounts sufficient to receive the entire $4.2 billion in 2003-04, reserving the $400 million for 2004-05 budget balance.

 GENERAL FUND RECEIPTS. Total General Fund receipts in support of the 2003-04 Financial Plan are projected to be $39.84 billion, an increase of $544 million from the $39.30 billion recorded in 2002-03. This total includes $28.56 billion in tax receipts, $3.67 billion in miscellaneous receipts and $7.61 billion in transfers from other funds. The increase largely reflects the impact of revenue actions adopted with the 2003-04 Budget. There are additional legislative actions enacted with the 2003-04 Budget that may have a positive impact on revenues but are too speculative at this point to value with any confidence.

      General Fund receipts net of refund reserve account transactions are estimated at $39.69 billion for Fiscal Year 2003-04. Adjusting for the impact of revenue actions, General Fund tax receipts have been reduced by $463 million from later released estimates, which adjusted for the impact of certain revenue actions related to the 2003-04 Budget. This revision reflects several factors including: the impact of lower-than-anticipated 2002-03 receipts on the 2003-04 revenue base; a modest net loss in personal income tax receipts due to a lower-than-expected net settlement of 2002 income tax liability in April and May; and continued weakness in corporate tax collections.

--------------------------------------------------------------------------------
                              Personal Income Tax
                             (millions of dollars)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  2003-03ADJUSTED      2003-04ADJUSTED         ANNUAL$       CHANGE FROM 30-DAY
      ACTUALS              ENACTED             CHANGE             ESTIMATE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
       16,791              16,285               (506)                833
--------------------------------------------------------------------------------


      General Fund personal income tax receipts are projected to decrease by $506 million from 2002-03. This is due to economic improvement in 2003-04 and enactment of a temporary tax increase, more than offset by a lower settlement for 2002 tax returns, a reduction in revenue reserves flowing through the refund reserve accounts, and a higher deposit into the Revenue Bond Tax Fund. Additionally, reflecting April and May results on the settlement of 2002 tax liabilities, the estimate for payments with final returns has been increased by $100 million and the estimate for refunds has been increased by $175 million. The estimate for delinquent collections of the personal income tax has been reduced by $50 million, reflecting the State tax amnesty program bringing greater-than-expected receipts forward into 2002-03.

      General Fund personal income tax receipts, including refund reserve account transactions, are expected to be $833 million higher than earlier estimates as they were adjusted for a higher net contribution from the refund reserve account. This increase is due to the temporary tax increase, offset somewhat by the lower-than-anticipated income tax settlement for 2002 tax liability, lower withholding resulting from a weaker-than-expected economy for 2003-04, lower expected assessment collections, and a higher State Tax Relief ("STAR") fund deposit due to the Legislature's rejection of the STAR spending limitation proposed in the 2003-04 Executive Budget.

      The estimate for withholding tax collections increased by $1.03 billion from the 2003-04 Executive Budget estimate, reflecting the enacted temporary tax increase offset somewhat by lower wage growth than forecast with the 2003-04 Executive Budget. Estimated tax installment payments have been increased by $300 million, again reflecting the enacted temporary tax increase.

      Receipts for user taxes and fees for 2003-04 are projected to total $8.01 billion, an increase of $944 million from reported 2002-03 collections. Included in this category are: receipts from the State sales tax, cigarette and tobacco products taxes; alcoholic beverage taxes and fees; and motor vehicle license and registration fees.

      The projected growth in sales tax cash receipts of 15.1% is largely attributable to the enactment of a temporary increase in the overall tax rate (to 4.25%) and a change in the clothing and footwear exemption. The 2003-04 Budget eliminated the exemption on items of clothing and footwear for one year, effective June 1, 2003, and replaced it with two temporary one-week exemptions with the same $110 thresholds -- one in August 2003 and another in January 2004. Growth in the sales tax base, after adjusting for tax law changes and other factors, is projected at 4.3%.

--------------------------------------------------------------------------------
                                 Business Taxes
                             (millions of dollars)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  2003-03ADJUSTED      2003-04ADJUSTED         ANNUAL$        CHANGE FROM 30-DAY
      ACTUALS              ENACTED             CHANGE             ESTIMATE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
       3,380                3,498                118                (184)
--------------------------------------------------------------------------------


      Receipts for business taxes for Fiscal Year 2003-04 are projected to total $3.50 billion, an increase of $118 million from 2002-03 collections. Business taxes include the corporate franchise tax, corporation and utilities taxes, the insurance franchise tax, and the bank franchise tax. Business tax receipts for 2003-04 have been revised downward from earlier estimates to reflect lower 2002-03 actuals during closeout and anticipated enhanced refund activity. These negatives in 2002-03 have been offset by the effect of decoupling from the Federal bonus depreciation.

      Corporate franchise tax receipts have also been revised down by $141 million from earlier estimates. The difference is attributable to a closeout adjustment and enhanced refund activity. These reductions are offset by an increase in revenues of $58 million based on decoupling from Federal bonus depreciation provisions.

--------------------------------------------------------------------------------
                                   Other Taxes
                              (millions of dollars)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  2003-03ADJUSTED      2003-04ADJUSTED         ANNUAL$       CHANGE FROM 30-DAY
      ACTUALS              ENACTED             CHANGE             ESTIMATE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
        743                  771                 28                   0
--------------------------------------------------------------------------------


      Other tax receipts are now projected to total $771 million or $28 million above last year's amount. Sources in this category include the estate and gift tax, the real property gains tax and pari-mutuel taxes. Previously enacted legislation to repeal both the real property gains tax and the gift tax and to reduce the estate and pari-mutuel taxes have significantly reduced the yield from this category of receipts.

--------------------------------------------------------------------------------
                             Miscellaneous Receipts
                              (millions of dollars)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  2003-03ADJUSTED      2003-04ADJUSTED         ANNUAL$        CHANGE FROM 30-DAY
      ACTUALS              ENACTED             CHANGE             ESTIMATE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
       3,991                3,669               (322)                90
--------------------------------------------------------------------------------


      Miscellaneous receipts, adjusted for the tobacco securitization, are expected to reach $3.67 billion, a decrease of $322 million from 2002-03.
The annual decrease in receipts is the result of several non-recurring actions taken in the 2002-03 Budget, including transferring available balances from various State authorities. The increase of $90 million in receipts from the earlier estimates is attributed to a delay in the collection of a settlement recovery from various Wall Street firms originally expected in 2002-03, as well as the net impact of several legislative actions, which on balance increase receipts by an estimated $50 million.

      Transfers from other funds are expected to total $7.61 billion, or $282 million more than total receipts from this category during 2002-03. The $910 million year-to-year increase in transfers of personal income tax ("PIT") in excess of revenue bond debt service requirements is primarily attributable to higher dedicated PIT receipts ($1.1 billion), including legislative tax increases, offset by increased debt service requirements ($222 million).

      GENERAL FUND DISBURSEMENTS. Total General Fund disbursements, including transfers to support capital projects, debt service and other purposes, are estimated at $40.84 billion for Fiscal Year 2003-04, an increase of $1.32 billion or 3.4% from 2002-03. The annual growth in spending is primarily attributable to the use of non-recurring offsets in the previous fiscal year for welfare assistance programs ($631 million), higher costs for General State Charges ("GSCs") mostly due to pensions and health insurance ($467 million), additional spending for member items ($350 million) and growth in Medicaid ($318 million), offset by lower State Operations spending ($547 million).

      Total projected spending in the 2003-04 Budget is $2.33 billion higher than the level recommended in the 2003-04 Executive Budget. Spending changes primarily reflect net Legislative restorations and additions in Medicaid ($840 million), school aid ($599 million), funding for member items ($200 million), higher education programs ($193 million), handicapped/all other education programs ($132 million) and welfare programs ($114 million).

--------------------------------------------------------------------------------
                           General Fund Disbursements
                              (millions of dollars)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          2002-03ADJUSTED  2003-04ADJUSTED         ANNUAL$
                             ACTUALS           ENACTED             CHANGE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Welfare                          496             1,127                 631
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
General State Charges          2,732             3,199                 467
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Member Items                     105               455                 350
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Medicaid (including HCRA)      5,951             6,269                 318
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Public Health                    525               566                  41
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
School Aid (including         12,278            12,312                  34
5/15 database update)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Handicapped/All Other          1,341             1,323                 (18)
Education
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Higher Education               1,528             1,488                 (40)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
State Operations               7,715             7,168                (547)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
All Other                      6,842             6,930                  88
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL GENERAL FUND            39,513            40,837               1,324
DISBURSEMENTS
--------------------------------------------------------------------------------


      Grants to local governments (also known as local assistance) include financial aid to local governments and non-profit organizations, as well as entitlement payments to individuals. The largest shares of spending in local assistance are for aid to public schools (44%) and for the State's share of Medicaid payments to medical providers (22%). Spending for mental hygiene programs (6%), higher education programs (5%), welfare assistance (4%), and children and families services (4%) represent the next largest areas of local aid.

      Spending in local assistance is estimated at $28.01 billion in Fiscal Year 2003-04, an increase of $1.30 billion (4.9%) over Fiscal Year 2002-03. This net spending growth is primarily attributable to welfare assistance programs ($631 million), Medicaid ($318 million), additional spending in the Community Projects Fund ($350 million), higher spending for the Higher Education Service Corporation ($123 million) and various other local assistance programs. These increases are partially offset by an annual decline in spending for the City University of New York ("CUNY") ($176 million) and a scheduled decline in payments for the Yonkers settlement agreement ($110 million).

      General Fund spending for school aid on a State fiscal year basis is projected at $12.31 billion in 2003-04, an increase of $34 million over 2002-03. This net increase reflects the "tail" cost of the 2002-03 school year increase offset in part by the reduced spending in the 2003-04 enacted school year aid package. On a school year basis, school aid is projected at $14.43 billion for 2003-04, a decrease of $185 million from the prior school year. This decrease is primarily due to a reduction in operating aid ($285 million), which is partially offset by increases in transportation aid and other aid programs.

      Medicaid spending is estimated at $6.27 billion in 2003-04, an increase of $318 million (5.3%) from the prior year. The net increase is primarily attributable to expected underlying spending growth of approximately 8% ($478 million), the sunset of the Tobacco Transfer Fund used to reimburse medical care providers for services rendered to Medicaid patients ($91 million), the Federally mandated phase out of the nursing home intergovernmental transfers ($90 million), and the reduction of the nursing home gross receipts assessment used to offset Medicaid costs ($78 million). The growth in Medicaid spending is partially offset by increased Federal aid from an increase in disproportionate share payments to public hospitals ($324 million), additional financing through the Health Care Reform Act ("HCRA") ($117 million), and various cost containment proposals, as well as the phase out of Disaster Relief Medicaid related to the September 11th attack on the World Trade Center. In addition, the 2003-04 Budget "rolls" the last Medicaid cycle payable on March 31, 2004 to the first day of Fiscal Year 2004-05 ($170 million), decreasing 2003-04 and increasing 2004-05 costs. The Medicaid estimate does not include possible savings related to the temporary increase in the Federal share of Medicaid costs.

      Spending on welfare is projected at $1.13 billion, an increase of $631 million (127.2%) from 2002-03. This increase is due primarily to the use of Federal Temporary Assistance for Needy Families ("TANF") reserve funds to offset welfare spending in 2002-03 ($465 million) and the increased cost of the welfare caseload ($166 million). The projected welfare caseload of 622,067 recipients represents an increase from 2002?03 of approximately 10,248 recipients. Higher Education Services Corporation spending is projected at $442 million, an increase of $123 million (38.6%) from 2002-03. This increase reflects underlying program growth ($163 million) and a reduction in available Federal TANF funds ($64 million), offset by a deferral of Tuition Assistance Program costs into Fiscal Year 2004-05 ($104 million).

      CUNY spending is projected at $681 million, a decrease of $176 million (20.5%) from 2002-03. The decrease is primarily due to the impact of a tuition increase at the senior colleges used to offset General Fund spending ($91 million) and a reduction in costs due to a one-time retroactive collective bargaining payment made in 2002-03 ($70 million).

      Spending for all other local assistance programs will total $7.18 billion in 2003-04, a net increase of $366 million (5.4%) from 2002-03. This increase is largely attributable to additional spending for member items ($350 million), increased spending for children and family services ($90 million), public health programs ($41 million), mental hygiene programs ($27 million), and various other local assistance programs. These increases are offset by spending declines across other agencies and programs including an annual decrease in the funding for the Yonkers settlement agreement ($110 million).

      State Operations accounts for the cost of operating the Executive, Legislative, and Judicial branches of government. Spending in this category is projected at $7.17 billion, a decrease of $547 million or 7.1% from 2002-03. The annual decline in State Operations spending is comprised of lower spending in both personal service ($493 million) and non-personal service ($54 million).

      The State Operations estimates reflect $1.03 billion in savings initiatives. Included in these savings are $363 million from continuation of the strict Statewide hiring freeze, aggressive use of a retirement incentive for State employees, and various actions to restrain non-personal service spending in all agencies. A total of $662 million in savings is projected to be available in 2003-04 from a variety of revenue maximization efforts to finance State Operations spending. The savings initiatives and revenue maximization efforts are partially offset by base spending growth of $478 million, including normal salary step increases and required non-personal service cost increases and the loss of one-time offsets used in 2002-03. Virtually all Executive agencies are held flat or reduced from 2002-03 levels.

      GSCs account for the costs of providing fringe benefits to State employees and retirees of the Executive, Legislative and Judicial branches, as well as certain fixed costs of the State. Fringe benefit payments, many of which are mandated by statute or collective bargaining agreements, include employer contributions for pensions, social security, health insurance, workers' compensation and unemployment insurance. Fixed costs include State payments-in-lieu-of-taxes to local governments for certain State-owned lands, and the costs of litigation against the State and its public officers. Total spending for GSCs is estimated at $3.20 billion, an increase of $467 million or 17.0% from the prior year. The projected annual growth is primarily attributable to higher pension and health insurance costs.

      Pension investment losses resulting in significantly higher contributions to the New York State and Local Retirement System for Fiscal Year 2003-04. The employer pension contribution rate in the 2003-04
Executive Budget was projected to increase to 4% of payroll in 2003-04, increasing pension costs by $250 million (171%). Pension reform legislation approved with the 2003-04 Budget requires a minimum pension contribution equal to 4.5% of payroll annually. This change along with higher than expected retirement incentive costs would increase the Fiscal Year 2003-04 contribution by an additional $94 million to $344 million. However, the Legislature did not provide sufficient appropriation authority to allow the entire pension bill to be paid to the retirement system in 2003-04. As a result, it is anticipated that the State will pay this unbudgeted amount in 2005-06 at 8% annual interest, for a total cost of approximately $110 million.

      Health insurance premiums are expected to increase by approximately $178 million (11%) in 2003-04 to cover the rising costs of employee and retiree health care. The 2003-04 Budget reflects $43 million in health benefit changes, which is expected to reduce the underlying growth in employee health insurance costs from $221 million (13.7%). These changes, some of which are subject to negotiations with State employee unions, would: place restrictions on pharmacy benefits, require a higher co-payments for prescription drugs, modernize the hospital benefit plan, and increase employee co-payments, deductibles and coinsurance levels for doctor visits.

      Transfers to other funds are expected to total $2.46 billion, or $108 million higher than total receipts from this category during 2002-03. The annual net increase in debt service transfers of $87 million reflects planned growth in underlying debt service costs, offset by debt reduction efforts. Transfers for capital projects provide General Fund support for projects that are not financed by bond proceeds, dedicated taxes, Federal grants or other revenues. The $81 million projected increase in 2003-04 reflects year-to-year increases in pay-as-you-go spending for legislative adds for transportation and the environment ($49 million) and changes in the timing of the receipt of bond proceeds to reimburse capital spending. The State's cost of transfers to the State University of New York ("SUNY") are estimated to increase by $119 million over 2002-03 due to the timing of State subsidy payments to the SUNY hospitals ($107 million) and the use of Dormitory Authority funds in 2002-03 to help subsidize the SUNY hospitals ($12 million).

      All other transfers are estimated to total $482 million in 2003-04, a decline of $179 million from 2002-03. This decline is primarily due to decreases in the Community Service Provider Assistance Program ($100 million), the State's share of Medicaid payments to SUNY hospitals ($48 million), and payments to the State Lottery Fund ($17 million).

      STATE FUNDS. The State Funds Financial Plan comprise that portion of the All Governmental Funds Financial Plan supported exclusively by State taxes, fees and other resources. It includes the General Fund and State-financed special revenue, capital, and debt service funds, but excludes Federal aid. State Funds represent the portion of the State's budget supported exclusively by State revenues: taxes, fees, fines, and other revenues imposed and collected by the State. Federal grants are not included as part of State Funds.

--------------------------------------------------------------------------------
                               State Fund Receipts
                              (millions of dollars)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          2002-03ADJUSTED  2003-04ADJUSTED         ANNUAL$
                             ACTUALS           ENACTED             CHANGE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Taxes                         40,676           42,672               1,996
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Miscellaneous Receipts        15,903           17,483               1,580
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL STATE FUNDS             56,579           60,155               3,576
RECEIPTS
--------------------------------------------------------------------------------


      Total State Funds receipts are projected to total $60.16 billion in 2003-04, an increase of $3.58 billion (6.3%) from 2002-03. State Funds tax receipts are projected to total $42.67 billion, an increase of $2.0 billion from 2002-03 primarily reflecting a new personal income tax surcharge ($1.4 billion) and a 1/4% increase in sales tax ($450 million), offset by certain revenue losses.

      Miscellaneous receipts in the State Funds are projected to total $17.48 billion, an increase of $1.58 billion over 2002-03. The growth in miscellaneous receipts primarily reflects the timing of the receipt of bond proceeds to reimburse capital spending from the Dedicated Highway and Bridge Trust Fund ($961 million), economic development spending that is not counted by the State Comptroller as spending even though the bond proceeds are counted as State-supported debt ($325 million), and growth in SUNY revenues primarily attributable to an anticipated tuition increase ($280 million). These increases are offset by a decline in General Fund miscellaneous receipts primarily due to the loss of non-recurring actions ($322 million).

      Total State Funds disbursements are projected at $61.09 billion in 2003-04, an increase of $3.38 billion (5.8%) from 2002-03. Of this amount, $1.32 billion is due to a net increase in General Fund spending, and $2.05 billion is due to growth in other State funds.



--------------------------------------------------------------------------------
                            State Fund Disbursements
                              (millions of dollars)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           2002-03ADJUSTED  2003-04ADJUSTED        ANNUAL$
                               ACTUALS          ENACTED            CHANGE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Welfare                           496             1,127              631
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
General State Charges           3,088             3,608              520
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Medicaid                        8,413             8,852              439
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Community Projects Fund           105               455              350
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Debt Service                    3,038             3,387              349
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Public Health                   2,023             2,218              195
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SUNY                            4,043             4,225              182
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STAR                            2,664             2,800              136
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
School Aid                     14,121            14,225              104
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Transportation                  3,521             3,600               79
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Handicapped/All Other           1,522             1,443              (79)
Education
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mental Hygiene                  2,645             2,572              (73)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Public Protection               2,902             2,899               (3)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
All Other                       9,131             9,676              545
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL STATE FUND               57,712            61,087            3,375
DISBURSEMENTS
--------------------------------------------------------------------------------


      State Funds Medicaid spending growth of $439 million (5.2%) reflects increased General Fund spending of $318 million and an increase of $121 million in Special Revenue Funds. Additional HCRA financing for the Family Health Plus program, workforce recruitment and retention initiatives, and additional funding for Medicaid pharmacy costs represent $389 million of the net growth in the Special Revenue Funds. This increase is partially offset by lower spending attributable to the use of available pool balances in the Indigent Care Fund ($125 million) in 2002-03, the sunset of the Tobacco Transfer Fund used to reimburse medical care providers for services rendered to Medicaid patients ($91 million), and the Legislative reduction of the nursing home gross receipts assessment from 6% to 5% ($45 million).

      Annual State Funds spending growth due mostly to General Fund changes include: welfare ($631 million), primarily reflecting the use of non-recurring Federal TANF reserve funds to offset 2002-03 welfare spending; GSCs ($520 million), primarily due to higher pension and health insurance costs; and increased spending from the Community Projects Funds ($350 million).

      Major areas experiencing modest annual increases or decreases on a State Funds basis include: school aid (up $104 million), transportation (up $79 million), handicapped/all other education (down $79 million), mental hygiene (down $73 million) and public protection (down $3 million).

      All Governmental Funds. All Governmental Funds includes activity in the four governmental funds types: the General Fund, Special Revenue Funds, Capital Projects Funds, and Debt Service funds. All Governmental Funds spending combines State Funds (discussed earlier) with Federal grants across these fund types.

--------------------------------------------------------------------------------
                         All Governmental Funds Receipts
                              (millions of dollars)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 2002-03ADJUSTED 2003-04ADJUSTED     ANNUAL$
                                    ACTUALS          ENACTED          CHANGE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Taxes                                 40,676          42,672           1,996
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Miscellaneous Receipts                16,056          17,705           1,649
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Federal Grants                        33,242          33,444             202
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL ALL GOVERNMENTAL FUNDS          89,974          93,821           3,847
RECEIPTS
--------------------------------------------------------------------------------


      All Governmental Funds receipts are projected to be $93.82 billion in 2003-04, an increase of $3.85 billion (4.3%) from 2002-03. Tax receipts are projected to increase by $2.0 billion to total $42.67 billion primarily reflecting the impact of the enacted tax increases.

      Miscellaneous receipts are projected to increase by $1.65 billion to total $17.71 billion over 2002-03. The growth in All Governmental Funds miscellaneous receipts primarily reflects the timing of the receipt of bond proceeds to reimburse capital spending, economic development spending, and SUNY tuition increases, offset by a decline in General Fund miscellaneous receipts.

      Federal grants are projected to total $33.44 billion, an increase of $202 million from 2002-03. Federal grants represent reimbursement from the Federal government for programs financed by the State in the first instance. Federal receipts are generally assumed to be received in the State fiscal year in which spending is incurred; therefore, the revisions to Federal receipts correspond to the adjustments to the federally-reimbursed spending revisions described below.

      All Governmental Funds spending is estimated at $94.47 billion in 2003-04, an annual increase of $3.52 billion or 3.9%. The spending growth is comprised of the State Funds increases of $3.38 billion and growth in Federal funds of $143 million. The growth in Federal spending is primarily due to increases for Medicaid ($1.02 billion), offset by declines in welfare ($426 million), World Trade Center costs ($302 million) and education ($180 million).



--------------------------------------------------------------------------------
                      All Governmental Funds Disbursements
                              (millions of dollars)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             2002-03ADJUSTED   2003-04ADJUSTED       ANNUAL$
                                 ACTUALS           ENACTED           CHANGE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Medicaid                           25,315           26,778            1,463
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Public Health                       3,230            3,778              548
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
General State Charges               3,272            3,774              502
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Community Projects Fund               105              455              350
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Debt Service                        3,038            3,387              349
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Welfare                             2,803            3,008              205
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mental Hygiene                      4,983            5,174              191
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SUNY                                4,208            4,368              160
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STAR                                2,664            2,800              136
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
School Aid                         14,121           14,225              104
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Handicapped/All Other               3,922            3,663             (259)
Education
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Transportation                      4,907            4,834              (73)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Public Protection                   3,096            3,027              (69)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
All Other                          15,292           15,203              (89)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL ALL FUNDS                    90,956           94,474            3,518
DISBURSEMENTS
--------------------------------------------------------------------------------


      All Governmental Funds Medicaid spending growth of $1.46 billion reflects State Funds spending growth of $439 million, and an increase of $1.02 billion (6.1%) in Medicaid spending supported by Federal funds, which are estimated to total $26.78 billion in 2003-04. The net increase is primarily attributable to expected underlying spending growth of approximately 8% ($1.10 billion) and increased aid governed from an increase in disproportionate share payments to public hospitals ($394 million). This increase is partially offset by the mandated phase out of the nursing home intergovernmental transfers ($119 million), the phase out of Disaster Relief Medicaid related to the September 11th attack on the World Trade Center ($83 million), nonrecurring additional indigent care payments ($72 million), and various other cost containment proposals. The Medicaid estimate does not include possible savings related to the temporary increase in the Federal share of Medicaid costs.

      Public health spending supported by All Governmental Funds is expected to increase by $548 million from 2002-03 of which $195 million is attributable to increased State Funds support and the remaining $353 million consisting of additional Federal aid. The growth in Federal aid is largely attributable to increased spending for the Child Health Plus program ($324 million).

      Spending from All Governmental Funds in support of welfare initiatives increased $205 million from 2002-03 actuals and reflects the State Funds increase described above ($631 million) offset by decreased welfare spending from federal funds ($426 million). The decreased spending is primarily due to the loss of one-time credits that were used to support 2002-03 spending.

      All Governmental Funds spending growth largely attributable to State Funds spending includes growth for GSCs ($502 million), Community Projects Fund ($350 million), debt service ($349 million), SUNY ($160 million), STAR ($136 million), and school aid ($104 million).

      Major areas experiencing modest annual increases or decreases on an All Governmental Funds basis include: mental hygiene (up $191 million), handicapped/all other education (down $259 million), transportation (down $73 million), and public protection (down $69 million).

      NONRECURRING ACTIONS. A total of $5.1 billion in gross nonrecurring actions, with a net impact of $3.2 billion on the 2003-04 Financial Plan, is incorporated in the 2003-04 Budget, including resources from the securitization of tobacco settlement payments ($3.8 billion), the use of Federal monies to offset General Fund welfare and other program spending ($458 million), the one-time shift of various pay-as-you-go capital projects to bond financing ($122 million), debt management actions to reduce debt service costs ($161 million), spending delays for Medicaid and other payments ($274 million), recoveries of school aid and welfare overpayments ($88 million), and various routine fund sweeps ($138 million).

      The 2003-04 spending projections include $1.9 billion of one-time payment delays from 2002-03 pending receipt of tobacco securitization proceeds. These one-time payment deferrals are "matched-up" with $1.9 billion of the $3.8 billion tobacco proceeds, for a net one-time impact of $3.2 billion ($5.1 billion of total actions offset by $1.9 billion linked to one-time costs).

      RESERVES/CLOSING BALANCE IN THE GENERAL FUND. As of the end of the first quarter of Fiscal Year 2003-04, there is a projected closing balance of $730 million in the General Fund, which is unchanged from the 2003-04 Budget estimate. The closing fund balance is comprised of $710 million in the permanent rainy day fund (the Tax Stabilization Reserve Fund) and $20 million in the Contingency Reserve Fund set aside for litigation risks. The balance assumes achievement of $912 million of savings from the FMP, which includes additional Federal aid.

 OUTYEAR GENERAL FUND FINANCIAL PLAN PROJECTIONS

      General Fund budget gaps for Fiscal Years 2004-05 and 2005-06 have increased significantly from earlier projections. It is currently estimated that spending and revenue actions in the 2003-04 Budget, in concert with events since presentation of the 2003-04 Executive Budget, will increase gaps to over $6 billion in 2004-05 and $8 billion in 2005-06, before reflecting savings from the FMP or extra Federal aid. FMP savings will be implemented in 2003-04, and these actions coupled with new Federal assistance are expected to produce recurring savings in the outyears, reducing the gaps by approximately $900 million in each year.

      Revenues are projected to increase from the 2003-04 Executive Budget as a result of Legislative changes by $1.4 billion in 2004-05 and $605 million in 2005-06. The revenue proposals decrease primarily because of "sunset" provisions enacted for the tax increases. New revenue actions include a personal income tax surcharge ($1.2 billion in 2004-05 and $1.0 billion in 2005-06), 1/4% increase in sales tax ($572 million in 2004-05 and $100 million in 2005-06), and a decoupling from Federal bonus depreciation provisions
($100 million in 2004-05 and $90 million in 2005-06). These revenue actions are offset by the loss of receipts due to the sales tax free week proposed in the 2003-04 Executive Budget ($315 million in 2004-05 and $435 million in 2005-06), and the intended transfer of State sales tax receipts to New York City ($170 million annually).

      As compared to the 2003-04 Executive Budget, spending is projected to increase by $4.5 billion in 2004-05 and $4.2 billion in 2005-06. This spending increase reflects revisions based on actual results and net Legislative additions to the 2003-04 Executive Budget, including Medicaid programs ($1.7 billion in 2004-05 and $1.5 billion in 2005-06), school aid, including revised estimates resulting from the database update ($1.4 billion in 2004-05 and 2005-06), higher education ($323 million in 2004-05 and $303 million in 2005-06), and higher general State charges primarily driven by restorations of health insurance savings initiatives and the planned payment of the full required pension bill in 2004-05 and 2005-06 ($555 million in 2004-05 and $338 million in 2005-06).

      Fiscal Year 2004-05 spending is projected to grow $2.2 billion above the $2.3 billion increase from the 2003-04 Executive Budget (for a total 2004-05 increase of $4.5 billion). This incremental growth is driven by the annualization of Medicaid restorations ($403 million), HCRA ($268 million), and the deferral of a 2003-04 Medicaid cycle into 2004-05 ($170 million), the "tail" of school aid additions and restorations ($571 million), the school aid database revisions ($184 million), and increased fringe benefits costs including the denial of the Governor's proposed pension reforms and the restoration of proposed health insurance cost containment ($521 million).

 FIRST QUARTERLY UPDATE TO THE 2003-04 ENACTED BUDGET FINANCIAL PLAN

      The DOB continues to project that the State will end Fiscal Year 2003-04 in balance on a cash basis. As noted in the 2003-04 Financial Plan, Federal aid anticipated at that time and savings from implementation of the FMP are expected to be sufficient to close what otherwise would have been a potential budget imbalance of approximately $900 million. The anticipated Federal aid is comprised of $645 million in revenue sharing grants and $950 million in State savings from a 15-month increase in the Federal matching rate on Medicaid costs. Counties and New York City are also expected to save $450 million from this match rate over the same period. The new Federal aid is offset in part by lower than projected tax receipts and growth in projected entitlement costs for health and welfare.

      GENERAL FUND. General Fund receipts, including transfers from other funds, are currently projected to total $40.4 billion in 2003-04, an increase of $597 million above the 2003-04 Budget projections. The estimate for General Fund tax receipts for 2003-04 has been reduced by $193 million, primarily due to weaker than expected sales, estate and business tax collections to date, but this reduction is more than offset by the receipt of $645 million in the one-time revenue sharing grants and the flow of $170 million in additional sales tax receipts.

      General Fund spending is projected to total $40.5 billion, a decrease of $315 million from the 2003-04 Budget. Growth above budgeted levels for Medicaid ($100 million), welfare ($40 million) and employee health care ($26 million) are more than offset by Federal aid that lowers the State's Medicaid contribution ($371 million).

      STATE FUNDS. State Funds receipts are now projected to total $60.6 billion in 2003-04. This increase of $484 million about the 2003-04 Budget forecast consists primarily of the $645 million of revenue sharing grants and modest upward revisions in dedicated tax receipts, offset by the $193 million reduction in General Fund receipts noted above.

      State Funds spending is now projected to total $60.8 billion in 2003-04, a decrease of $289 million from the 2003-04 Budget. The revision primarily reflects the $315 million decrease in General Fund spending and other modest revisions.

      ALL GOVERNMENT FUNDS. Receipts on an All Funds basis, which is the broadest measure of State budgetary activity, are expected to reach $95.1 billion, an increase of $1.3 billion above the 2003-04 Budget estimates. The increase reflects the $484 million upward revision to State Funds receipts projections, as well as the projected increase of $912 million in Federal aid. The positive revisions are partially offset by modest downward revisions that reduce the Federal aid estimates for Child Health Plus ($73 million) and other modest reestimates ($24 million).

      All Funds spending is projected to total $90.5 billion, an increase of $543 million above the 2003-04 Budget forecast. The growth is primarily due to higher spending for Medicaid paid for from Federal funds ($921 million), offset by the $289 million reduction in State Funds and $73 million reduction for Child Health Plus described above.

 STATE INDEBTEDNESS

      GENERAL. Financing activities of the State include general obligation debt and State-guaranteed debt, to which the full faith and credit of the State has been pledged, as well as lease-purchase and contractual-obligation financing, moral obligation and other financing through public authorities and municipalities, where the State's legal obligation to make payments to those public authorities and municipalities for their debt service is subject to annual appropriation by the Legislature. The State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

 LIMITATIONS ON STATE-SUPPORTED DEBT.

      DEBT REFORM ACT OF 2000. The Debt Reform Act of 2000 (the "Act") is intended to improve the State's borrowing practices, and it applies to all new State-supported debt issued on and after April 1, 2000. It also imposes phased-in caps on new debt outstanding and new debt service costs. The Act also limited the use of debt to capital projects and established a maximum term of 30 years on such debt. The cap on new State-supported debt outstanding began at 0.75% of personal income in 2000-01, and will gradually increase until it is fully phased-in at 4.0% in 2010-11. Similarly, the cap on covered debt service costs began at 0.75% of total State funds receipts in 2000-01, and will gradually increase to 5.0% in 2013-14.

      As of the most recent calculations in October 2002, the State reported that it was in compliance with both debt caps, with debt issued after March 31, 2000 and then outstanding at 0.67% of personal income and debt service on such debt at 0.36% of total State receipts, compared to the caps of 1.25% each. DOB expects that debt outstanding and debt service costs for Fiscal Years 2002-03 and 2003-04 will also be within the statutory caps.

      VARIABLE RATE OBLIGATIONS AND RELATED AGREEMENTS. State statutory law authorizes issuers of State-supported debt to issue a limited amount of variable rate obligations and, subject to various statutory restrictions, enter into a limited amount of interest rate exchange agreements. State law limits the use of debt instruments which result in a variable rate exposure to no more than 15% of total outstanding State-supported debt, and limits the use of interest rate exchange agreements to a total notional amount of no more than 15% of total State-supported outstanding debt. As of March 31, 2003, there was approximately $2.0 billion in debt instruments resulting in a variable rate exposure. In addition, four authorized issuers entered into a total notional amount of $2.2 billion in interest rate exchange agreements, with a mark-to-market value of about $63 million. Both amounts are less than the statutorily cap of 15%. DOB expects that the amount of interest rate exchange agreements and net variable rate obligations will remain within the statutorily imposed limits.

 STATE-SUPPORTED DEBT.

      GENERAL OBLIGATION BOND PROGRAMS. General obligation debt is currently authorized by the State for transportation, environment and housing purposes. The amount of general obligation bonds issued in Fiscal Year 2002-03 (excluding refunding bonds) was $244 million. Transportation-related bonds are issued for State highway and bridge improvements, aviation, highway and mass transportation projects and purposes, and rapid transport, rail, canal, port and waterway programs and projects. Environmental bonds are issued to fund environmentally sensitive land acquisitions, air and water quality improvements, municipal non-hazardous waste landfill closures and hazardous waste site cleanup projects. As of March 31, 2003, the total amount of general obligation debt authorized was $14.535 billion, of which approximately $4.0 billion was outstanding.

      LEASE-PURCHASE AND CONTRACTUAL-OBLIGATION FINANCING PROGRAMS. Lease-purchase and contractual-obligation financing arrangements with public authorities and municipalities has been used primarily by the State to finance the State's bridge and highway programs, SUNY and CUNY buildings, health and mental hygiene facilities, prison construction and rehabilitation and various other State capital projects. As of March 31, 2003, the State had authorized over $50 billion in total financing arrangements, of which approximately $30.5 billion was outstanding.

      DEBT SERVICING. The Debt Reduction Reserve Fund (the "DRRF") was created in 1998 to set aside resources that could be used to reduce State-supported indebtedness either through the use of the DRRF as a pay-as-you-go financing source, reduce debt service costs or defease outstanding debt. In 1998-99, $50 million was initially deposited in the DRRF. Additional deposits to the DRRF included $250 million in 1999-2000, $500 million in 2000-01, $250 million in 2001-02 and $53 million in 2003-04.
The State does not expect to make additional deposits to the DRRF in 2003-04.

      2003-04 BORROWING PLAN. The State Finance Law requires the Governor to submit a five-year Capital Program and Financing Plan (a "Plan") with the annual Executive Budget. The proposed 2003-04 through 2007-08 Plan was released with the 2003-04 Executive Budget, and was updated with that budget on February 28, 2003.

      The State's 2003-04 borrowing plan projects issuance of $872 million in general obligation bonds; $5.3 billion in Dedicated Highway and Bridge Trust Fund Bonds issued by the Thruway Authority to finance capital projects for transportation; $955 million in Mental Health Facilities Improvement Revenue Bonds; $276 million in SUNY Dormitory Facilities Revenue Bonds; and $7.9 billion in State Personal Income Tax Revenue Bonds.

 LITIGATION

      GENERAL. The legal proceedings listed below involve State finances and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a defendant and the potential monetary claims against the State are deemed to be material, generally in excess of $100 million. These proceedings could adversely affect the State's finances in Fiscal Year 2003-04 or thereafter.

      Adverse developments in the proceedings could affect the ability of the State to maintain a balanced 2003-04 Financial Plan. The State believes that the proposed 2003-04 Financial Plan includes sufficient reserves to offset the costs associated with the payment of judgments that may be required during Fiscal Year 2003-04. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 2003-04 Financial Plan resources available for the payment of judgments.

      STATE FINANCE POLICIES. In CONSUMERS UNION OF U.S., INC. V. STATE, plaintiffs challenge the constitutionality of State law which relate to the authorization of the conversion of Empire Health Choice, d/b/a Empire Blue Cross and Blue Shield, from a not-for-profit corporation to a for-profit corporation. The State and private defendants have separately moved to dismiss the complaint. By decision dated February 28, 2003, the trial court granted the defendants' motions to dismiss. In its decision, the court also granted plaintiffs leave to amend their complaint to assert a new cause of action and deferred decision on plaintiffs' motion for a preliminary injunction. The plaintiffs and defendants have appealed from the February 28, 2003 decision. Plaintiffs served an amended complaint on April 1, 2003. On April 15, 2003, the defendants moved to dismiss the amended complaint.

      LINE ITEM VETO. In SILVER V. PATAKI, the Speaker of the Assembly of the State of New York challenges the Governor's application of his constitutional line item veto to certain portions of budget bills adopted by the State Legislature. By order dated June 17, 2002, the trial court granted defendant's motion for summary judgment, dismissing the complaint. Plaintiff has appealed to the Appellate Division, First Department. On July 22, 2002, the Senate of the State of New York moved in Supreme Court to intervene and for reargument.

      GAMING. In DALTON, ET AL. V. PATAKI, ET AL., plaintiffs seek a judgment declaring as unconstitutional, under provisions of both the State and Federal constitutions, certain provisions of State law that authorize (1) the Governor to enter into tribal-State compacts for the operation by Indian tribes of gambling casinos in certain areas of the State, (2) the Division of the Lottery (the "DOL") to license the operation of video lottery terminals at certain race tracks in the State, and (3) the DOL to enter into a joint, multi-jurisdictional and out-of-state lottery. Plaintiffs also seek to enjoin defendants from taking any action to implement the challenged statutory provisions.

      BUDGET PROCESS. In PATAKI V. MCCALL, the Governor seeks a judgment declaring that the actions of the Senate and the Assembly in voting and passing 46 budget bills on August 2, 2001 and August 3, 2001 violated the State Constitution because they deleted provisions of appropriations proposed by the Governor, substituted other appropriations, and considered other appropriation bills prior to taking action on the appropriation bills submitted by the Governor. The action also seeks to enjoin the approval of vouchers submitted pursuant to the budget bills enacted by the Senate and the Assembly.

      By decision and order dated November 7, 2001, the trial court grated the State Comptroller's motion to discuss this action as against the Comptroller, and the plaintiff appealed from that order. By decision and order dated January 17, 2002, the court granted summary judgment dismissing certain affirmative defenses and declaring the actions of the Legislature in enacting the budget bills as modified or proposed by the Legislature other than the Legislative and Judiciary budget bills as a violation of the State Constitution and denied defendants' cross-motions for summary judgment. Defendants have appealed from the January 17, 2002 order to the Appellate Division.

      REAL PROPERTY CLAIMS. In March 1985, in ONEIDA INDIAN NATION OF NEW YORK, ET AL. V. COUNTY OF ONEIDA, the Supreme Court affirmed a judgment holding that the Oneida Indians had a common-law right of action against Madison and Oneida counties for wrongful possession of 872 acres of land illegally sold to the State in 1795. The Supreme Court also held that a third-party claim by the counties against the State for indemnification was not properly before the Federal courts. The case was remanded for an assessment of damages, which action is still pending. The counties may still seek indemnification in the State courts.

      In 1998, the U.S. intervened in the case, and in December 1998, both the U.S. and the tribal plaintiffs moved for leave to amend their complaints to assert claims for 250,000 acres, including both monetary damages and ejectment, to add the State as a defendant and to seek class certification for all individuals who currently purport to hold title within the disputed land area. On September 25, 2002, the court granted the motions to amend the complaints to add the State as a defendant and to assert monetary damages, but denied the motions to seek class certification and the remedy of ejectment. On March 29, 2002, the court granted, in part, plaintiffs' motion to strike the State's defenses and counterclaims as to liability, but such defenses may still be asserted with respect to monetary damages. The court also denied the State's motion to dismiss for failure to join indispensable parties.

      Other Indian land claims include CAYUGA INDIAN NATION OF NEW YORK V. CUOMO, ET AL. and CANADIAN ST. REGIS BAND OF MOHAWK INDIANS, ET AL., V. STATE OF NEW YORK, ET AL., both in the United States District Court for the Northern District of New York, and Seneca Nation of Indians, et al v. State, et al., in the United States District Court for the Western District of New York.

      In the CAYUGA INDIAN NATION OF NEW YORK case, plaintiffs see monetary damages for their claim that approximately 64,000 acres in Seneca and Cayuga Counties were illegally purchased by the State in 1795. Prior to trial, the court held that plaintiffs were not entitled to seek the remedy of ejectment. In October 1999, the District Court granted the federal government's motion to have the State held liable for any damages owed to the plaintiffs. In February 2000, at the conclusion of the damages phase of the trial of this case, a jury verdict of $35 million in damages plus $1.9 million representing the fair rental value of the tract at issue was rendered against the defendants. By decision and judgment dated October 2, 2001, the District Court also granted plaintiffs $211 million in prejudgment interest. The State has appealed from the judgment to the United States Court of Appeals.

      In the CANADIAN ST. REGIS BANK OF MOHAWK INDIANS case, plaintiffs seek ejectment and monetary damages with respect to their claim that approximately 15,000 acres in Franklin and St. Lawrence counties were illegally transferred from their predecessors-in-interest.

      In the SENECA NATION OF INDIANS case, plaintiffs seek monetary damages and ejectment with regard to their ownership claim of certain islands in the Niagara River and the New York State Thruway right of way where it crosses the Cattaraugus reservation in Erie and Chatauqua counties. On November 17, 1999, the court granted the State's motion to dismiss the portion of the action relating to the right of way and denied the State's motion to dismiss the Federal government's damage claims. On June 21, 2002, the court granted summary judgment on the remaining portion of the action related to the Niagara River, and judgment was entered dismissing all aspects of the action. Plaintiff has appealed the judgment.

      SCHOOL AID. In CAMPAIGN FOR FISCAL EQUITY, INC. ET AL. V. STATE, ET al., plaintiffs challenge the State's method of providing funding for New York City public schools. Plaintiffs seek a declaratory judgment that the State's public school financing system violates the State Constitution and the federal Civil Rights Act of 1964 and injunctive relief that would require the State to satisfy State Constitutional standards. This action was commenced in 1993. In 1995, the Court of Appeals affirmed the dismissal of claims under the equal protection clauses of the federal and State Constitutions and the federal Civil Rights Act. It reversed dismissal of the claims under the State Constitution and implementing regulations of The Civil Rights Act, and remanded these claims for trial.

      By decision dated January 9, 2001, following trial, the trial court held that the State's education funding mechanism does not provide New York City students with a "sound basic education" as required by the State Constitution, and that it has a disparate impact on plaintiffs in violation of regulations enacted by the U.S. Department of Education pursuant to the Civil Rights Act. The court ordered that defendants put in place reforms of school financing and governance designed to redress those constitutional and regulatory violations, but did not specify the manner in which defendants were to implement these reforms. The State appealed, and the trial court's decision was stayed pending resolution of the appeal. By decision and order entered June 25, 2002, the Appellate Division, First Department, reversed the January 9, 2001 decision and dismissed the claim in its entirety. On July 22, 2002, the plaintiffs filed a notice of appeal to the decision and order to the Court of Appeals.

      On June 26, 2003, the Court of Appeals reversed that portion of the June 25th decision of the appeals court relating to the constitutionality claim. The Court held that the weight of credible evidence supported the trial court's conclusion that City schoolchildren were not receiving the Constitutionally mandated opportunity for a sound basic education, and further held that the plaintiffs had established a causal link between the present education funding system and the failure to provide such sound basic education. The Court remitted the case to the trial court for further proceedings in accordance with its decision.

      MEDICAID. Several cases challenge provisions of State law which alter the nursing home Medicaid reimbursement methodology on and after April 1, 1995. Included are NEW YORK STATE HEALTH FACILITIES ASSOCIATION, ET AL., V. DEBUONO, ET AL., ST. LUKE'S NURSING CENTER, ET AL. V. DEBUONO, ET AL., NEW YORK ASSOCIATION OF HOMES AND SERVICES FOR THE AGING V. DEBUONO, ET AL. (THREE CASES), HEALTHCARE ASSOCIATION OF NEW YORK STATE V. DEBUONO AND BAYBERRY NURSING HOME ET AL. V. PATAKI, ET AL. Plaintiffs allege that the changes in methodology have been adopted in violation of procedural and substantive requirements of State and federal law.

      In related cases, NEW YORK ASSOCIATION OF HOMES AND SERVICES FOR THE AGING, INC. V. NOVELLO, ET AL., VALLEY HEALTH SERVICES V. STATE AND CHARLES
T. SITRIN HEALTH CARE CENTER, INC., ET AL. V. SONY, ET AL., plaintiffs seek judgments declaring, as unconstitutional, under both the State and United States Constitutions, amendments to the Health Care Workforce Recruitment & Retention Act of 2002, which impose a 6% assessment on nursing home gross receipts from patient care services and operating income. In a decision dated April 24, 2003, the Court granted summary judgment to defendants dismissing the Sitrin case. The plaintiff has appealed from this decision.

                                  APPENDIX B




                              Rating Categories

      Description of certain ratings assigned by S&P, Moody's and Fitch:

S&P

LONG-TERM

AAA
An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong. The rating 'AA' may be modified by the addition of a plus (+) or minus (-) sign designation to show relative standing within this rating category.

SHORT-TERM

SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.

COMMERCIAL PAPER

A-1
This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

MOODY'S

LONG-TERM

AAA
Bonds rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA
Bonds rated 'Aa' are judged to be of high quality by all standards. Together with the 'Aaa' group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in 'Aaa' securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the 'Aaa' securities.

Moody's applies numerical modifiers 1, 2, and 3 to the 'Aa' generic rating classification. The modifier 1 indicates that the obligation ranks in the higher end of the rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of the rating category.

PRIME RATING SYSTEM (SHORT-TERM)

Issuers rated PRIME-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

Leading market positions in well-established industries.

High rates of return on funds employed.

Conservative capitalization structure with moderate reliance on debt and ample asset protection.

Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

Well-established access to a range of financial markets and assured sources of alternate liquidity.

MIG/VMIG--U.S. SHORT-TERM

Municipal debt issuance ratings are designated as Moody's Investment Grade
(MIG) and are divided into three levels -- MIG 1 through MIG 3.

The short-term rating assigned to the demand feature of variable rate demand obligations (VRDOs) is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG 1/VMIG1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

FITCH

LONG-TERM INVESTMENT GRADE

AAA
HIGHEST CREDIT QUALITY. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
VERY HIGH CREDIT QUALITY. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

SHORT-TERM

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1
HIGHEST CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

A plus (+) or minus (-) sign designation may be appended to the 'AA' or F1 rating to denote relative status within the rating category.







                                    PART C
                              OTHER INFORMATION

Item 23.    Exhibits
            --------


   A(1) Third Amended and Restated Master Trust Agreement filed January 8, 1993, incorporated by reference to Post-Effective Amendment No. 22, filed on January 29, 1993.

   A(2) Amendment No. 1 to the Third Amended and Restated Master Trust Agreement filed on May 21, 1993, incorporated by reference to Post-Effective Amendment No. 24, filed on June 29, 1993.

   A(3) Amendment No. 2 to the Third Amended and Restated Master Trust Agreement filed on February 7, 1994, incorporated by reference to Post-Effective Amendment No. 29, filed on April 1, 1994.

   A(4) Amendment No. 3 to the Third Amended and Restated Master Trust Agreement filed on March 31, 1994, incorporated by reference to Post-Effective Amendment No. 29, filed on April 1, 1994.

   A(5) Amendment No. 4 to the Third Amended and Restated Master Trust Agreement, incorporated by reference to Post-Effective Amendment No. 32, filed on December 13, 1994.

   A(6) Amendment No. 5 to the Third Amended and Restated Master Trust, incorporated by reference to Post-Effective Amendment No. 32, filed on December 13, 1994.

   A(7) Amendment No. 6 to the Third Amended and Restated Master Trust Agreement dated August 30, 1996, incorporated by reference to the Registration Statement on Form N-14, filed on June 12, 1998.

   A(8) Amendment No. 7 to the Third Amended and Restated Master Trust Agreement dated February 27, 1997, incorporated by reference to the Registration Statement on Form N-14, filed on June 12, 1998.

   B(1) By-Laws of the Trust, incorporated by reference to the Registration Statement on Form N-14, filed on June 12, 1998.

   B(2) Amendment No. 1 to By-Laws of the Trust, incorporated by reference to the Registration Statement on Form N-14, filed on June 12, 1998.

   D(1) Investment Management Agreement between the Registrant and Mellon Bank, N.A., dated April 4, 1994, incorporated by reference to Post-Effective Amendment No. 29, filed on April 1, 1994.

   D(2) Assignment Agreement among the Registrant, Mellon Bank, N.A. and The Dreyfus Corporation, dated as of October 17, 1994, (relating to Investment Management Agreement dated April 4, 1994). Incorporated by reference to Post-Effective Amendment No. 33 filed on December 19, 1994.


   E     Distribution Agreement dated March 22, 2000.  Filed herewith.


   F     Not Applicable.

   G Form of Custody Agreement is incorporated by reference to Post-Effective Amendment No. 55, filed on October 26, 2001.

   H     Not applicable.

   I(1) Opinion of counsel is incorporated by reference to the Registration Statement and to Post-Effective Amendment Number 34 filed on December 28, 1994.

   I(2)  Consent of Counsel.  Filed herewith.

   J(1) Consent of Coopers & Lybrand L.L.P. is incorporated by reference to Post-Effective Amendment No 36.

   J(2)  Consent of KPMG LLP.  Filed herewith.

   M(1) Restated Distribution Plan (relating to Investor Shares and Class A Shares). Incorporated by reference to Post-Effective Amendment No. 33 filed on December 19, 1994.

   M(2) Distribution and Service Plans (relating to Class B Shares and Class C Shares). Incorporated by reference to Post-Effective Amendment No. 33 filed on December 19, 1994.

   M(3) Amended and Restated Distribution and Service Plans, incorporated by reference to Post-Effective Amendment No. 53, filed on October 24, 2000.

   0 18f-3 Plan, incorporated by reference to Post-Effective Amendment No. 45, filed on October 30, 1996.

   P Code of Ethics adopted by the Registrant, incorporated by reference to Post-Effective Amendment No. 53, filed on October 24, 2000.


Other Exhibits
--------------

     (a) Power of Attorney of the Trustees dated March 16, 2000, incorporated by reference to Post-Effective Amendment No. 53, filed on October 24, 2000.


     (b) Power of Attorney of Steven E. Canter and James Windels dated November 15, 2001, incorporated by reference to Post-Effective Amendment No 56, filed on October 25, 2002.

     (c) Assistant Secretary's Certificate dated October 21, 2003. Filed herewith.



Item 24. Persons Controlled by or under Common Control with Registrant
         --------------------------------------------------------------

         Not applicable.


Item 25. Indemnification
         ---------------

      Under a provision of the Registrant's Second Amended and Restated Agreement and Declaration of Trust (the "Declaration of Trust"), any past or present Trustee or officer of the Registrant is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him/her in connection with any action, suit or proceeding to which he/she may be a party or otherwise involved by reason of his/her being or having been a Trustee or officer of the Registrant.

      This provision does not authorize indemnification against any liability to the Registrant or its shareholders to which such Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his/her duties. Moreover, this provision does not authorize indemnification where such Trustee or officer is finally adjudicated not to have acted in good faith in the reasonable belief that his/her actions were in or not opposed to the best interests of the Registrant. Expenses may be paid by the Registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by such Trustee or officer to repay such expenses to the Registrant if it is ultimately determined that indemnification of such expenses is not authorized under the Declaration of Trust.

Item 26. Business and Other Connections of Investment Adviser.
-------- -----------------------------------------------------

      The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administered by Dreyfus. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.




ITEM 26.        BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER (CONTINUED)

                OFFICERS AND DIRECTORS OF INVESTMENT ADVISER

Name and Position
WITH DREYFUS                       OTHER BUSINESSES                      POSITION HELD                 DATES

STEPHEN R. BYERS                   Lighthouse Growth Advisors LLC++      Member, Board of Managers     9/02 - Present
Director, Vice Chairman, and                                             President                     9/02 - 11/02
Chief Investment Officer
                                   Dreyfus Service Corporation++         Senior Vice President         3/00 - Present

                                   Founders Asset Management,            Member, Board of Managers     6/02 - Present
                                   LLC****

                                   Dreyfus Investment Advisors,          Chief Investment Officer      2/02 - Present
                                   Inc. ++                               and Director

STEPHEN E. CANTER                  Mellon Financial Corporation+         Vice Chairman                 6/01 - Present
Chairman of the Board,
Chief Executive Officer and        Mellon Bank, N.A.+                    Vice Chairman                 6/01 - Present
Chief Operating Officer
                                   Standish Mellon Asset Management      Board Manager                 7/03 - Present
                                   Company, LLC*

                                   Mellon Growth Advisors, LLC*          Board Member                  1/02 - 7/03

                                   Dreyfus Investment                    Chairman of the Board         1/97 - 2/02
                                   Advisors, Inc.++                      Director                      5/95 - 2/02
                                                                         President                     5/95 - 2/02

                                   Newton Management Limited             Director                      2/99 - Present
                                   London, England

                                   Mellon Bond Associates, LLP+          Executive Committee           1/99 - 7/03
                                                                         Member

                                   Mellon Equity Associates, LLP+        Executive Committee           1/99 - Present
                                                                         Member

                                   Franklin Portfolio Associates,        Director                      2/99 - Present
                                   LLC*

                                   Franklin Portfolio Holdings, Inc.*    Director                      2/99 - Present

                                   TBCAM Holdings, LLC*                 Director                      2/99 - Present

                                   Mellon Capital Management             Director                      1/99 - Present
                                   Corporation***

                                   Founders Asset Management             Member, Board of              12/97 - Present
                                   LLC****                               Managers

                                   The Dreyfus Trust Company+++          Director                      6/95 - Present
                                                                         Chairman                      1/99 - Present
                                                                         President                     1/99 - Present
                                                                         Chief Executive Officer       1/99 - Present

J. CHARLES CARDONA                 Dreyfus Investment Advisors,          Chairman of the Board         2/02 - Present
Director and Vice Chairman         Inc.++

                                   Boston Safe Advisors, Inc.++          Director                      10/01 - Present

                                   Dreyfus Service Corporation++         Executive Vice President      2/97 - Present
                                                                         Director                      8/00 - Present

STEVEN G. ELLIOTT                  Mellon Financial Corporation+         Director                      1/01 - Present
Director                                                                 Senior Vice Chairman          1/99 - Present
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon Bank, N.A.+                    Director                      1/01 - Present
                                                                         Senior Vice Chairman          3/98 - Present
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon EFT Services Corporation       Director                      10/98 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Mellon Financial Services             Director                      1/96 - Present
                                   Corporation #1                        Vice President                1/96 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Boston Group Holdings, Inc.*          Vice President                5/93 - Present

                                   APT Holdings Corporation              Treasurer                     12/87 - Present
                                   Pike Creek Operations Center
                                   4500 New Linden Hill Road
                                   Wilmington, DE 19808

                                   Allomon Corporation                   Director                      12/87 - Present
                                   Two Mellon Bank Center
                                   Pittsburgh, PA 15259

                                   Mellon Financial Company+             Principal Exec. Officer       1/88 - Present
                                                                         Chief Executive Officer       8/87 - Present
                                                                         Director                      8/87 - Present
                                                                         President                     8/87 - Present

                                   Mellon Overseas Investments           Director                      4/88 - Present
                                   Corporation+

                                   Mellon Financial Services             Treasurer                     12/87 - Present
                                   Corporation # 5+

                                   Mellon Financial Markets, Inc.+       Director                      1/99 - Present

                                   Mellon Financial Services             Director                      1/99 - Present
                                   Corporation #17

                                   Mellon Mortgage Company               Director                      1/99 - Present
                                   Houston, TX

                                   Mellon Ventures, Inc. +               Director                      1/99 - Present

LAWRENCE S. KASH                   The Dreyfus Trust Company+++          Director                      12/94 - Present
Vice Chairman

                                   Mellon Bank, N.A.+                    Executive Vice President      6/92 - Present

                                   Boston Group Holdings, Inc.*          Director                      5/93 - Present
                                                                         President                     5/93 - Present

DAVID F. LAMERE                    Mellon Financial Corporation +        Vice Chairman                 9/01 - Present
Director
                                   Wellington-Medford II Properties,     President and Director        2/99 - Present
                                   Inc.
                                   Medford, MA

                                   TBC Securities Co., Inc.              President and Director        2/99 - Present
                                   Medford, MA

                                   The Boston Company, Inc. *            Chairman & CEO                1/99 - Present

                                   Boston Safe Deposit and Trust         Chairman & CEO                1/99 - Present
                                   Company*

                                   Mellon Private Trust Co., N.A.        Chairman                      4/97 - 8/00
                                   2875 Northeast 191st Street,          Director                      4/97 - 8/00
                                   North Miami, FL 33180

                                   Newton Management Limited             Director                      10/98 - Present
                                   London, England

                                   Laurel Capital Advisors, LLP+         Executive Committee Member    8/98 - Present

                                   Mellon Bank, N.A. +                   Vice Chairman                 8/01 - Present
                                                                         Exec. Management Group
                                                                         Exec. Vice President          8/01 - Present
                                                                                                       2/99 - 9/01
                                   Mellon Trust of New York National     Chairman                      4/98 - 8/00
                                   Association
                                   1301 Avenue of the Americas
                                   New York, NY 10017

                                   Mellon Trust of California            Chairman                      2/96 - 8/00
                                   Los Angles, CA

                                   Mellon United National Bank           Chairman                      2/95 - Present
                                   2875 Northeast 191st Street,          Director                      11/98 - Present
                                   North Miami, FL 33180

                                   Mellon Asset Holdings, Inc. +        President                     3/99 - Present
                                                                         Director                      6/99 - Present

                                   Mellon Global Investing Corp. +       President                     1/00 - Present

MARTIN G. MCGUINN                  Mellon Financial Corporation+         Chairman                      1/99 - Present
Director                                                                 Chief Executive Officer       1/99 - Present
                                                                         Director                      1/98 - Present

                                   Mellon Bank, N. A. +                  Chairman                      3/98 - Present
                                                                         Chief Executive Officer       3/98 - Present
                                                                         Director                      1/98 - Present

                                   Mellon Leasing Corporation+           Vice Chairman                 12/96 - Present

MICHAEL G. MILLARD                 Lighthouse Growth Advisors LLC++      Member, Board of Managers     9/02 - Present
Director and President                                                   Vice President                9/02 - 11/02

                                   Dreyfus Service Corporation++         Chairman of the Board         4/02 - Present
                                                                         Chief Executive Officer       4/02 - Present
                                                                         Director                      8/00 - Present
                                                                         Executive Vice President      8/00 - 5/02
                                                                         Senior Vice President         3/00 - 8/00
                                                                         Executive Vice President -    5/98 - 3/00
                                                                         Dreyfus Investment Division

                                   Dreyfus Service Organization, Inc.++  Director                      4/02 - Present

                                   Dreyfus Insurance Agency of           Director                      4/02 - Present
                                   Massachusetts Inc. ++

                                   Founders Asset Management             Member, Board of Managers     5/01 - Present
                                   LLC****
                                   Boston Safe Advisors, Inc. ++         Director                      10/01 - Present

RONALD P. O'HANLEY                 Mellon Financial Corporation+         Vice Chairman                 6/01 - Present
Vice Chairman
and Director                       Mellon Bank, N.A. +                   Vice Chairman                 1/97 - Present

                                   Mellon Growth Advisors, LLC*          Board Member                  1/02 - 7/03

                                   TBC General Partner, LLC*             President                     7/03 - Present

                                   Standish Mellon Asset Management      Board Member                  7/01 - 7/03
                                   Holdings, LLC
                                   One Financial Center
                                   Boston, MA 02211

                                   Standish Mellon Asset Management      Board Member                  7/01 - Present
                                   Company, LLC
                                   One Financial Center
                                   Boston, MA 02211

                                   Franklin Portfolio Holdings, LLC*     Director                      12/00 - Present

                                   Franklin Portfolio Associates,        Director                      4/97 - Present
                                   LLC*


                                   Pareto Partners (NY)                  Partner Representative        2/00 - Present
                                   505 Park Avenue
                                   NY, NY 10022

                                   Boston Safe Deposit and Trust         Executive Committee           1/99 - 1/01
                                   Company* Member
                                                                         Director                      1/99 - 1/01

                                   The Boston Company, Inc.*             Executive Committee           1/99 - 1/01
                                                                         Member                        1/99 - 1/01
                                                                         Director

                                   Buck Consultants, Inc.++              Director                      7/97 - Present

                                   Newton Management Limited             Executive Committee           10/98 - Present
                                   London, England Member
                                                                         Director                      10/98 - Present

                                   Mellon Global Investments Japan Ltd.  Non-Resident Director         11/98 - Present
                                   Tokyo, Japan

                                   TBCAM Holdings, LLC*                  Director                      1/98 - Present

                                   Fixed Income (MA) Trust*              Trustee                       6/03 - Present

                                   Fixed Income (DE) Trust*              Trustee                       6/03 - Present

                                   Boston Safe Advisors, Inc. ++         Chairman                      6/97 - 10/01
                                                                         Director                      2/97 - 10/01

                                   Pareto Partners                       Partner Representative        5/97 - Present
                                   271 Regent Street
                                   London, England W1R 8PP

                                   Mellon Capital Management             Director                      2/97 -Present
                                   Corporation***

                                   Certus Asset Advisors Corp.**         Director                      2/97 - 7/03

                                   Mellon Bond Associates, LLP+          Trustee                       1/98 - 7/03
                                                                         Chairman                      1/98 - 7/03

                                   Mellon Equity Associates, LLP+        Trustee                       2/97 - Present
                                                                         Chairman                      2/97 - Present

                                   Mellon Global Investing Corp. *       Director                      5/97 - Present
                                                                         Chairman                      5/97 - Present
                                                                         Chief Executive Officer       5/97 - Present


J. DAVID OFFICER                   Dreyfus Service Corporation++         President                     3/00 - Present
Vice Chairman                                                            Executive Vice President      5/98 - 3/00
and Director                                                             Director                      3/99 - Present

                                   MBSC, LLC++                           Manager, Board of Managers    4/02 - Present
                                                                         and President

                                   Boston Safe Advisors, Inc.++          Director                      10/01 - Present

                                   Dreyfus Transfer, Inc.++             Chairman and Director         2/02 - Present

                                   Dreyfus Service Organization,         Director                      3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      5/98 - Present
                                   Massachusetts, Inc.++

                                   Dreyfus Brokerage Services, Inc.      Chairman                      3/99 - 1/02
                                   6500 Wilshire Boulevard, 8th Floor,
                                   Los Angeles, CA 90048

                                   Seven Six Seven Agency, Inc.++        Director                      10/98 - Present

                                   Mellon Residential Funding Corp. +    Director                      4/97 - Present

                                   Mellon Trust of Florida, N.A.         Director                      8/97 - Present
                                   2875 Northeast 191st Street
                                   North Miami Beach, FL 33180

                                   Mellon Bank, N.A.+                    Executive Vice President      7/96 - Present

                                   The Boston Company, Inc.*             Vice Chairman                 1/97 - Present
                                                                         Director                      7/96 - Present

                                   RECO, Inc.*                           President                     11/96 - Present
                                                                         Director                      11/96 - Present

                                   Boston Safe Deposit and Trust         Director                      7/96 - Present
                                   Company*

                                   Mellon Trust of New York              Director                      6/96 - Present
                                   1301 Avenue of the Americas
                                   New York, NY 10019

                                   Mellon Trust of California            Director                      6/96 - Present
                                   400 South Hope Street
                                   Suite 400
                                   Los Angeles, CA 90071

                                   Mellon United National Bank           Director                      3/98 - Present
                                   1399 SW 1st Ave., Suite 400
                                   Miami, Florida

                                   Boston Group Holdings, Inc.*          Director                      12/97 - Present

                                   Dreyfus Financial Services Corp. +    Director                      9/96 - 4/02

                                   Dreyfus Investment Services           Director                      4/96 - Present
                                   Corporation+

RICHARD W. SABO                    Founders Asset Management             President                     12/98 - Present
Director                           LLC****                               Chief Executive Officer       12/98 - Present

DIANE P. DURNIN                    Seven Six Seven Agency, Inc. ++       Director                      4/02 - Present
Executive Vice President

MARK N. JACOBS                     Dreyfus Investment                    Director                      4/97 - Present
General Counsel,                   Advisors, Inc.++
Executive Vice President, and
Secretary                          The Dreyfus Trust Company+++          Director                      3/96 - Present

                                   The TruePenny Corporation++           President                     10/98 - Present
                                                                         Director                      3/96 - Present

PATRICE M. KOZLOWSKI               None
Senior Vice President -
Corporate
Communications

WILLIAM H. MARESCA                 Lighthouse Growth Advisors LLC++      Member, Board of Managers     9/02 - Present
Controller                                                               Vice President and            9/02 - Present
                                                                         Treasurer

                                                                         Chief Financial Officer
                                   The Dreyfus Trust Company+++          Treasurer                     3/99 - Present
                                                                         Director                      9/98 - Present
                                                                                                       3/97 - Present

                                   MBSC, LLC++                           Chief Financial Officer and   4/02 - Present
                                                                         Manager, Board of Managers
                                   Boston Safe Advisors, Inc. ++         Chief Financial Officer and   10/01 - Present
                                                                         Director

                                   Dreyfus Service Corporation++         Chief Financial Officer       12/98 - Present
                                                                         Director                      8/00 - Present

                                   Dreyfus Consumer Credit               Treasurer                     10/98 - Present
                                   Corporation ++

                                   Dreyfus Investment Advisors, Inc. ++  Treasurer                     10/98 - Present

                                   Dreyfus-Lincoln, Inc.                 Vice President                10/98 - Present
                                   c/o Mellon Corporation                Director                      2/02 - Present
                                   Two Greenville Center
                                   4001 Kennett Pike
                                   Suite 218
                                   Greenville, DE 19807

                                   The TruePenny Corporation++           Vice President                10/98 - Present
                                                                         Director                      2/02 - Present

                                   The Trotwood Corporation++            Vice President                10/98 - 7/99

                                   Trotwood Hunters Corporation++        Vice President                10/98 - 7/99

                                   Trotwood Hunters Site A Corp. ++      Vice President                10/98 - 7/99

                                   Dreyfus Transfer, Inc. ++             Chief Financial Officer       5/98 - Present

                                   Dreyfus Service                       Treasurer                     3/99 - Present
                                   Organization, Inc.++

                                   Dreyfus Insurance Agency of           Assistant Treasurer           5/98 - Present
                                   Massachusetts, Inc.++

MARY BETH LEIBIG                   None
Vice President -
Human Resources

ANGELA E. PRICE                    None
Vice President

THEODORE A. SCHACHAR               Lighthouse Growth Advisors LLC++      Assistant Treasurer           9/02 - Present
Vice President - Tax
                                   Dreyfus Service Corporation++         Vice President -Tax           10/96 - Present

                                   MBSC, LLC++                           Vice President -Tax           4/02 - Present

                                   The Dreyfus Consumer Credit           Chairman                      6/99 - Present
                                   Corporation ++                        President                     6/99 - Present

                                   Dreyfus Investment Advisors,          Vice President - Tax          10/96 - Present
                                   Inc.++

                                   Dreyfus Service Organization,         Vice President - Tax          10/96 - Present
                                   Inc.++
WENDY STRUTT                       None
Vice President

RAYMOND J. VAN COTT                Mellon Financial Corporation+         Vice President                7/98 - Present
Vice President -
Information Systems

JAMES BITETTO                      The TruePenny Corporation++           Secretary                     9/98 - Present
Assistant Secretary
                                   Dreyfus Service Corporation++         Assistant Secretary           8/98 - Present

                                   Dreyfus Investment                    Assistant Secretary           7/98 - Present
                                   Advisors, Inc.++

                                   Dreyfus Service                       Assistant Secretary           7/98 - Present
                                   Organization, Inc.++

                                   The Dreyfus Consumer Credit           Vice President and Director   2/02 - Present
                                   Corporation++

STEVEN F. NEWMAN                   Dreyfus Transfer, Inc. ++             Vice President                2/97 - Present
Assistant Secretary                                                      Director                      2/97 - Present
                                                                         Secretary                     2/97 - Present

                                   Dreyfus Service                       Secretary                     7/98 - Present
                                   Organization, Inc.++

*        The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**       The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***      The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****     The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+        The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++       The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++      The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.



Item 27.    Principal Underwriters
________   ______________________

   (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1)  CitizensSelect Funds
2)  Dreyfus A Bonds Plus, Inc.
3)  Dreyfus Appreciation Fund, Inc.
4)  Dreyfus Balanced Fund, Inc.
5)  Dreyfus BASIC Money Market Fund, Inc.
6)  Dreyfus BASIC U.S. Mortgage Securities Fund
7)  Dreyfus BASIC U.S. Government Money Market Fund
8)  Dreyfus Bond Funds, Inc.
9)  Dreyfus California Intermediate Municipal Bond Fund
10) Dreyfus California Tax Exempt Bond Fund, Inc.
11) Dreyfus California Tax Exempt Money Market Fund
12) Dreyfus Cash Management
13) Dreyfus Cash Management Plus, Inc.
14) Dreyfus Connecticut Intermediate Municipal Bond Fund
15) Dreyfus Connecticut Municipal Money Market Fund, Inc.
16) Dreyfus Fixed Income Securities
17) Dreyfus Florida Intermediate Municipal Bond Fund
18) Dreyfus Florida Municipal Money Market Fund
19) Dreyfus Founders Funds, Inc.
20) The Dreyfus Fund Incorporated
21) Dreyfus GNMA Fund, Inc.
22) Dreyfus Government Cash Management Funds
23) Dreyfus Growth and Income Fund, Inc.
24) Dreyfus Growth and Value Funds, Inc.
25) Dreyfus Growth Opportunity Fund, Inc.
26) Dreyfus Index Funds, Inc.
27) Dreyfus Institutional Cash Advantage Funds
28) Dreyfus Institutional Money Market Fund
29) Dreyfus Institutional Preferred Money Market Funds
30) Dreyfus Insured Municipal Bond Fund, Inc.
31) Dreyfus Intermediate Municipal Bond Fund, Inc.
32) Dreyfus International Funds, Inc.
33) Dreyfus Investment Grade Funds, Inc.
34) Dreyfus Investment Portfolios
35) The Dreyfus/Laurel Funds, Inc.
36) The Dreyfus/Laurel Funds Trust
37) Dreyfus LifeTime Portfolios, Inc.
38) Dreyfus Liquid Assets, Inc.
39) Dreyfus Massachusetts Intermediate Municipal Bond Fund
40) Dreyfus Massachusetts Municipal Money Market Fund
41) Dreyfus Massachusetts Tax Exempt Bond Fund
42) Dreyfus Midcap Index Fund, Inc.
43) Dreyfus Money Market Instruments, Inc.
44) Dreyfus Municipal Bond Fund, Inc.
45) Dreyfus Municipal Cash Management Plus
46) Dreyfus Municipal Funds, Inc.
47) Dreyfus Municipal Money Market Fund, Inc.
48) Dreyfus New Jersey Intermediate Municipal Bond Fund
49) Dreyfus New Jersey Municipal Money Market Fund, Inc.
50) Dreyfus New York Municipal Cash Management
51) Dreyfus New York Tax Exempt Bond Fund, Inc.
52) Dreyfus New York Tax Exempt Intermediate Bond Fund
53) Dreyfus New York Tax Exempt Money Market Fund
54) Dreyfus U.S. Treasury Intermediate Term Fund
55) Dreyfus U.S. Treasury Long Term Fund
56) Dreyfus 100% U.S. Treasury Money Market Fund
57) Dreyfus Pennsylvania Intermediate Municipal Bond Fund
58) Dreyfus Pennsylvania Municipal Money Market Fund
59) Dreyfus Premier California Municipal Bond Fund
60) Dreyfus Premier Equity Funds, Inc.
61) Dreyfus Premier Fixed Income Funds
62) Dreyfus Premier International Funds, Inc.
63) Dreyfus Premier GNMA Fund
64) Dreyfus Premier Municipal Bond Fund
65) Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
66) Dreyfus Premier New Leaders Fund, Inc.
67) Dreyfus Premier New York Municipal Bond Fund
68) Dreyfus Premier Opportunity Funds
69) Dreyfus Premier State Municipal Bond Fund
70) Dreyfus Premier Stock Funds
71) The Dreyfus Premier Third Century Fund, Inc.
72) Dreyfus Premier Value Equity Funds
73) Dreyfus Premier Worldwide Growth Fund, Inc.
74) Dreyfus Short-Intermediate Government Fund
75) Dreyfus Short-Intermediate Municipal Bond Fund
76) The Dreyfus Socially Responsible Growth Fund, Inc.
77) Dreyfus Stock Index Fund, Inc.
78) Dreyfus Tax Exempt Cash Management
79) Dreyfus Treasury Cash Management
80) Dreyfus Treasury Prime Cash Management
81) Dreyfus Variable Investment Fund
82) Dreyfus Worldwide Dollar Money Market Fund, Inc.
83) General California Municipal Bond Fund, Inc.
84) General California Municipal Money Market Fund
85) General Government Securities Money Market Funds, Inc.
86) General Money Market Fund, Inc.
87) General Municipal Bond Fund, Inc.
88) General Municipal Money Market Funds, Inc.
89) General New York Municipal Bond Fund, Inc.
90) General New York Municipal Money Market Fund
91) Mellon Funds Trust




((b)

                                                                                                 Positions
Name and principal                                                                               and Offices with
Business address                      Positions and offices with the Distributor                 Registrant
----------------                      ------------------------------------------                 ----------

Michael G. Millard *                  Chief Executive Officer and Chairman of the Board          None
J. David Officer *                    President and Director                                     None
J. Charles Cardona *                  Executive Vice President and Director                      None
Anthony DeVivio **                    Executive Vice President and Director                      None
James Neiland*                        Executive Vice President and Director                      None
Irene Papadoulis **                   Executive Vice President and Director                      None
Prasanna Dhore *                      Executive Vice President                                   None
Noreen Ross *                         Executive Vice President                                   None
Matthew R. Schiffman *                Executive Vice President and Director                      None
William H. Maresca *                  Chief Financial Officer and Director                       None
Ken Bradle **                         Senior Vice President                                      None
Stephen R. Byers *                    Senior Vice President                                      Executive Vice
                                                                                                 President
Lawrence S. Kash *                    Senior Vice President                                      None
Walter Kress *                        Senior Vice President                                      None
Matthew Perrone **                    Senior Vice President                                      None
Bradley J. Skapyak *                  Senior Vice President                                      None
Bret Young *                          Senior Vice President                                      None
Jane Knight *                         Chief Legal Officer and Secretary                          None
Stephen Storen *                      Chief Compliance Officer                                   None
Maria Georgopoulos *                  Vice President - Facilities Management                     None
William Germenis *                    Vice President                                             Anti-Money
                                                                                                 Laundering
                                                                                                 Compliance Officer
Tracy Hopkins *                       Vice President                                             None
Donna Impagliazzo *                   Vice President                                             None
Mary Merkle *                         Vice President                                             None
Paul Molloy *                         Vice President                                             None
James Muir *                          Vice President                                             None
Anthony Nunez *                       Vice President - Finance                                   None
Gary Pierce *                         Vice President - Finance                                   None
Theodore A. Schachar *                Vice President - Tax                                       None
William Schalda *                     Vice President                                             None
John Shea *                           Vice President - Finance                                   None
Susan Verbil *                        Vice President - Finance                                   None
William Verity *                      Vice President - Finance                                   None
James Windels *                       Vice President                                             Treasurer
James Bitetto *                       Assistant Secretary                                        None
Ronald Jamison *                      Assistant Secretary                                        None

*   Principal business address is 200 Park Avenue, New York, NY 10166.
**  Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.







Item 28.       Location of Accounts and Records
-------        --------------------------------

               1.     Mellon Bank, N.A.
                      One Mellon Bank Center
                      Pittsburgh, Pennsylvania 15258

               2.     Boston Financial Services, Inc.
                      One American Express Plaza
                      Providence, Rhode Island 02903

               3.     The Dreyfus Corporation
                      200 Park Avenue
                      New York, New York 10166

Item 29.       Management Services
-------        -------------------

               Not Applicable

Item 30.       Undertakings
-------        ------------

               None



                                   SIGNATURES
                                   ----------


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 24th day of October, 2003.



                        THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS

                  BY:   /s/Stephen E. Canter*
                        --------------------------------------
                        /s/Stephen E. Canter, President


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

      Signatures                      Title                          Date
------------------------      ------------------------------      ----------


/s/Stephen E. Canter*         President                            10/24/03
---------------------------
Stephen E. Canter

/s/James Windels*             Treasurer                            10/24/03
---------------------------
James Windels

/s/Joseph S. DiMartino*       Trustee, Chairman of the Board       10/24/03
---------------------------
Joseph S. DiMartino

/s/James M. Fitzgibbons*      Trustee                              10/24/03
---------------------------
James M. Fitzgibbons

/s/Kenneth A. Himmel*         Trustee                              10/24/03
---------------------------
Kenneth A. Himmel

/s/Stephen J. Lockwood*       Trustee                              10/24/03
---------------------------
Stephen J. Lockwood

/s/Roslyn M. Watson*          Trustee                              10/24/03
---------------------------
Roslyn M. Watson

/s/J. Tomlinson Fort*         Trustee                              10/24/03
---------------------------
J. Tomlinson Fort

/s/Benaree Pratt Wiley*       Trustee                              10/24/03
---------------------------
Benaree Pratt Wiley




*By:  /s/Jeff Prusnofsky
      ---------------------------
      Jeff Prusnofsky
      Attorney-in-Fact